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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                   811-02699
                                    --------------------------------------------


                                AIM Growth Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:        (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:       12/31
                         -----------------

Date of reporting period:     12/31/05
                          ----------------

Item 1. Reports to Stockholders.

                                                            AIM BASIC VALUE FUND
                               Annual Report to Shareholders o December 31, 2005



                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

AIM BASIC VALUE FUND SEEKS TO ACHIEVE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of December 31, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          value funds tracked by Lipper, Inc., an      o The Conference Board is a
                                             independent mutual fund performance          not-for-profit organization that
o Class B shares are not available as an     monitor.                                     conducts research and publishes
investment for retirement plans                                                           information and analysis to help
maintained pursuant to Section 401 of        o The unmanaged RUSSELL 1000--Registered     businesses strengthen their performance.
the Internal Revenue Code, including         Trademark-- VALUE INDEX is a subset of
401(k) plans, money purchase pension         the unmanaged RUSSELL 1000--Registered       o Commonality measures the similarity of
plans and profit sharing plans. Plans        Trademark-- INDEX, which represents the      holdings between two portfolios using
that had existing accounts invested in       performance of the stocks of                 the lowest common percentage method.
Class B shares prior to September 30,        large-capitalization companies; the          This method compares each security's
2003, will continue to be allowed to         Value subset measures the performance of     percentage of total net assets in both
make additional purchases.                   Russell 1000 companies with lower            portfolios and adds the lower
                                             price/book ratios and lower forecasted       percentages of the two portfolios to
o Class R shares are available only to       growth values.                               determine commonality.
certain retirement plans. Please see the
prospectus for more information.             o The unmanaged MSCI WORLD INDEX is a        The Fund provides a complete list of its
                                             group of global securities tracked by        holdings four times in each fiscal year,
PRINCIPAL RISKS OF INVESTING IN THE FUND     Morgan Stanley Capital International.        at the quarter-ends. For the second and
                                                                                          fourth quarters, the lists appear in the
o The Fund may invest up to 25% of its       o The Fund is not managed to track the       Fund's semiannual and annual reports to
assets in the securities of non-U.S.         performance of any particular index,         shareholders. For the first and third
issuers. International investing             including the indexes defined here, and      quarters, the Fund files the lists with
presents certain risks not associated        consequently, the performance of the         the Securities and Exchange Commission
with investing solely in the United          Fund may deviate significantly from the      (SEC) on Form N-Q. The most recent list
States. These include risks relating         performance of the indexes.                  of portfolio holdings is available at
to fluctuations in the value of the                                                       AIMinvestments.com. From our home page,
U.S. dollar relative to the values           o A direct investment cannot be made in      click on Products & Performance, then
of other currencies, the custody             an index. Unless otherwise indicated,        Mutual Funds, then Fund Overview. Select
arrangements made for the Fund's             index results include reinvested             your Fund from the drop-down menu and
foreign holdings, differences in             dividends, and they do not reflect sales     click on Complete Quarterly Holdings.
accounting, political risks and the          charges. Performance of an index of          Shareholders can also look up the Fund's
lesser degree of public information          funds reflects fund expenses;                Forms N-Q on the SEC's Web site at
required to be provided by non-U.S.          performance of a market index does not.      sec.gov. Copies of the Fund's Forms N-Q
companies.                                                                                may be reviewed and copied at the SEC's
                                             OTHER INFORMATION                            Public Reference Room at 450 Fifth
                                                                                          Street, N.W., Washington, D.C.
 o Although the Fund's return during         o The returns shown in management's          20549-0102. You can obtain information
certain periods was positively impacted      discussion of Fund performance are based     on the operation of the Public Reference
by its investments in initial public         on net asset values calculated for           Room, including information about
offerings (IPOs), there can be no            shareholder transactions. Generally          duplicating fee charges, by calling
assurance that the Fund will have            accepted accounting principles require       202-942-8090 or 800-732-0330, or by
favorable IPO investment opportunities       adjustments to be made to the net assets     electronic request at the following
in the future.                               of the Fund at period end for financial      e-mail address: publicinfo@sec.gov. The
                                             reporting purposes, and as such, the net     SEC file numbers for the Fund are
ABOUT INDEXES USED IN THIS REPORT            asset values for shareholder                 811-02699 and 2-57526.
                                             transactions and the returns based on
o The unmanaged Standard & Poor's            those net asset values may differ from       A description of the policies and
Composite Index of 500 Stocks (the S&P       the net asset values and returns             procedures that the Fund uses to
500--Registered Trademark-- INDEX) is an     reported in the Financial Highlights.        determine how to vote proxies relating
index of common stocks frequently used                                                    to portfolio securities is available
as a general measure of U.S. stock           o Industry classifications used in this      without charge, upon request, from our
market performance.                          report are generally according to the        Client Services department at
                                             Global Industry Classification Standard,     800-959-4246 or on the AIM Web site,
o The unmanaged LIPPER LARGE-CAP VALUE       which was developed by and is the            AIMinvestments.com. On the home page,
FUND INDEX represents an average of the      exclusive property and a service mark of     scroll down and click on AIM Funds Proxy
performance of the 30 largest                Morgan Stanley Capital International         Policy. The information is also
large-capitalization                         Inc. and Standard & Poor's.                  available on the SEC's Web site,
                                                                                          sec.gov.

                                                                                          Information regarding how the Fund voted
                                                                                          proxies related to its portfolio
                                                                                          securities during the 12 months ended
                                                                                          June 30, 2005, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC's Web site,
                                                                                          sec.gov.

                                                                                          ========================================

======================================================================================    FUND NASDAQ SYMBOLS

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 Class A shares              GTVLX
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND         Class B shares              GTVBX
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                            Class C shares              GTVCX
                                                                                          Class R shares              GTVRX
======================================================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     ========================================

AIMinvestments.com

AIM BASIC VALUE FUND

                      DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                      Although many concerns weighed on investors' minds during
                      the year covered by this report, stocks posted gains for
                      the period. Domestically, the broad-based S&P 500 Index
    [GRAHAM           returned 4.91%. Internationally, Morgan Stanley's MSCI
     PHOTO]           World Index rose 9.49%. Concern about the inflationary
                      potential of rising energy costs was frequently cited as a major cause of market restraint.

                        Within the indexes, there was considerable variability
                     in the performance of different sectors and markets.
                     Domestically, energy sector performance far outpaced all
  ROBERT H. GRAHAM   other sectors in the S&P 500 Index, reflecting rising oil
                     and gas prices. Overseas, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                        One could make a strong argument for global
                     diversification of a stock portfolio using the performance data for the year ended December 31, 2005. Of course, your
   [WILLIAMSON       financial advisor is the person most qualified to help you
      PHOTO]         decide whether such diversification is appropriate for you.

                        A number of key developments affected markets and the
                     economy in 2005:

                        o  Hurricane Katrina, which devastated New Orleans in
                           August, had numerous economic repercussions and dealt
 MARK H. WILLIAMSON        a short-term setback to consumer confidence. However,
                           consumer confidence rebounded toward the end of the year, with the Conference Board crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                        o The nation's gross domestic product (GDP), the broadest measure of economic activity, increased at a healthy rate throughout much of the year. The Bureau of Economic Analysis of the U.S. Department of Commerce reported that the nation's GDP grew at annualized rates of 3.8%, 3.3% and 4.1% for the first, second and third quarters of the year, respectively.

                        o For the second straight year, the economy created 2 million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                        o The Federal Reserve Board (the Fed) continued its tightening policy, raising the key federal funds target rate to 4.25% by the end of the year. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                        o Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5 following Hurricane Katrina, had dropped by more than 80 cents by mid-December, according to the U.S. Energy Information Administration.

                        For a discussion of the specific market conditions that
                     affected your Fund and how your Fund was managed during the year, please turn to Page 3.

                     YOUR FUND

                     Further information about the markets, your Fund, and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                        We at AIM remain committed to building solutions to help
                     you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                     Sincerely,

                     /s/ ROBERT H. GRAHAM                  /s/ MARK H. WILLIAMSON

                     Robert H. Graham                      Mark H. Williamson
                     President & Vice Chair, AIM Funds     President, A I M Advisors, Inc.

                     February 9, 2006


AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM BASIC VALUE FUND


                     DEAR FELLOW AIM FUND SHAREHOLDERS:

                     Having completed a year of transition and change at AIM
                     Funds--as well as my first full year as your board's
     [CROCKETT       independent chair--I can assure you that shareholder
      PHOTO]         interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

 BRUCE L. CROCKETT      Some highlights of 2005 board activity:

                        o Board approval of voluntary fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                        o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                        o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                        In 2006, your board will continue to focus on reducing
                     costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                        The AIM Funds board is pleased to welcome our newest
                     independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                     K. Dunn, Jr., who is retiring this year.

                        Your board welcomes your views. Please mail them to me
                     at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.



                     Sincerely,


                     /s/ BRUCE L. CROCKETT

                     Bruce L. Crockett
                     Independent Chair
                     On Behalf of the Board of Trustees
                     AIM Funds

                     February 9, 2006

AIM BASIC VALUE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               investments HALLIBURTON, TRANSOCEAN
                                                                                          and WEATHERFORD INTERNATIONAL.
=====================================================================================     Halliburton provided a total return
   PERFORMANCE SUMMARY                                                                    of more than 59% during the year
                                             ========================================     and was the Fund's single largest
For the year ended December 31, 2005,                                                     contributor to performance.
Class A shares of AIM Basic Value Fund       FUND VS. INDEXES
at net asset value modestly outperformed                                                     Health care holdings McKESSON,
the S&P 500 Index and slightly               TOTAL RETURNS, 12/31/04-12/31/05,            CARDINAL HEALTH, and UNITEDHEALTH GROUP
underper-formed our peers.During the         EXCLUDING APPLICABLE SALES CHARGES.IF        were also among the biggest contributors
period, the Fund underperformed the          SALES CHARGES WERE INCLUDED, RETURNS         to Fund performance. The stocks of both
Russell 1000 Value Index.                    WOULD BE LOWER.                              McKesson and Cardinal rallied in
                                                                                          response to the progress made in the
   Long-term Fund performance                Class A Shares                      5.55%    industry's ongoing transition to a
information appears on Pages 6 and 7.                                                     fee-for-service pricing model, a move
                                             Class B Shares                      4.80     that will substantially reduce their
   Our modest outperformance of the S&P                                                   exposure to the level and volatility of
500 Index and overall Fund returns were      Class C Shares                      4.80     drug price inflation.
largely driven by significant
above-market returns from selected           Class R Shares                      5.33        The Fund has owned UnitedHealth Group
investments in the energy and health                                                      since the current team began managing
care sectors.Primary detractors from         S&P 500 Index                                the Fund in 1998, and it serves as a
performance were selected investments in     (Broad Market Index)                4.91     good example of how a challenging
the financials, consumer discretionary                                                    industry environment combined with
and industrial sectors.                      Russell 1000 Value Index                     undervaluation and disfavor on Wall
                                             (Style-specific Index)              7.05     Street can create a substantial
                                                                                          long-term investment opportunity.
                                             Lipper Large-Cap Value Fund Index            UnitedHealth Group is up more than
                                             (Peer Group Index)                  6.26     1,000% since our original investment.

                                             SOURCE: LIPPER, INC.                            While our investment in energy stocks
                                                                                          was the single largest driver of
                                             ========================================     performance during 2005, the Fund's
                                                                                          underweight position versus the Russell
=====================================================================================     1000 Value Index's energy weight hurt
                                                                                          our relative performance. However, the
CURRENT PERIOD ANALYSIS                      were standout performers while consumer      Fund's strong stock selection in energy
                                             discretionary and telecommunications         more than offset our underweight
Soaring energy prices were the focus of      declined; other sectors posted modest        position. We view the index's weight in
much investor attention during 2005.         gains. Against this diverse backdrop,        both energy and utilities as excessive
Crude oil prices rose more than 50% from     equity markets delivered single digit        considering the stocks' valuations.
$41 to $70 during the year. While higher     gains during 2005.
gasoline prices, rising short term                                                           The Fund's largest detractors from
interest rates and the ongoing fear of a        Our energy and health care sector         performance during 2005 were mortgage
housing bubble seemed to dominate the        stocks were among the largest                giant
popular press, the U.S. economy              contributors to Fund performance. Higher
continued its expansion and inflation        energy prices and improved earnings                                       (continued)
remained low. Energy and utility stocks      prospects led to significant stock price
                                             increases in our oil service

========================================     ========================================     ========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*
By sector
                                              1. Pharmaceuticals               7.7%        1. Cardinal Health, Inc.         4.9%
              [PIE CHART]
Health Care                      21.4%        2. Health Care Distributors      6.6         2. Tyco International Ltd.       4.3

Industrials                      15.3%        3. Industrial Conglomerates      6.3         3. Halliburton Co.               3.7

Consumer Discretionary           12.4%        4. Other Diversified Financial               4. JPMorgan Chase & Co.          3.6
                                                 Services                      5.9
Information Technology           11.3%                                                     5. First Data Corp.              3.6
                                              5. Data Processing &
Energy                            8.4%           Outsourced Services           5.9         6. UnitedHealth Group Inc.       3.4

Consumer Staples                  6.6%       TOTAL NET ASSETS         $6.2 BILLION         7. Computer Associates
                                                                                              International, Inc.           3.3
Materials                         2.4%       TOTAL NUMBER OF HOLDINGS*          45
                                                                                           8. Fannie Mae                    3.0
Money Market Funds Plus
                                                                                           9. Sanofi-Aventis (France)       2.9
Other Assets Lessiabilities       0.7%
                                                                                          10. Wyeth                         2.8
Financials                       21.5%

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.
*Excluding money market fund holdings.

========================================     ========================================     ========================================

AIM BASIC VALUE FUND

FANNIE MAE, manufacturing conglomerate       ongoing turnaround of this company           o Companies have a measurable estimated
TYCO INTERNATIONAL and advertising and       remains intact; we further believe the       intrinsic value. Importantly, this fair
marketing conglomerate INTERPUBLIC           stock represents one of the more             value is independent of the company's
GROUP. Fannie Mae continues the arduous      compelling opportunities in the              stock price.
process of restating its historical          portfolio.
results caused by a change in the                                                         o Market prices are more volatile than
interpretation of accounting standards.         Multi-year restructuring situations       business values, partly because
We continue to believe that Fannie Mae's     like the one taking place at Interpublic     investors regularly overreact to
estimated intrinsic value will be driven     Group are often subject to short-term        negative news.
by future regulatory capital                 periods of under-performance. With a new
requirements and not the impact of           management team and the accounting              Since our application of this
accounting restatements. And based on a      restatement complete, we continue to         strategy is highly disciplined and
variety of existing capital standards,       expect significant margin improvement        relatively unique, it is important to
we believe Fannie Mae continues to be an     over the next several years and believe      understand the benefits and limitations
attractive long-term investment              the stock remains undervalued.               of our process. First, the investment
opportunity.                                                                              strategy is intended to preserve your
                                                We have made a few changes to the         capital while growing it at above-market
                                             portfolio since the Fund's semiannual        rates over the long term. Second, we
              WHILE HIGHER                   report. We sold our remaining shares in      have little portfolio commonality with
            GASOLINE PRICES,                 HONEYWELL, MATTEL and ENSCO based            popular benchmarks and most of our
           RISING SHORT TERM                 primarily on valuation and other             peers. Third, short-term relative
         INTEREST RATES AND THE              portfolio considerations. We initiated       performance will differ from the
            ONGOING FEAR OF A                new positions in MOLSON COORS BREWING,       benchmarks and have little information
             HOUSING BUBBLE                  CEMEX and GENERAL ELECTRIC.                  value simply because we don't own the
           SEEMED TO DOMINATE                                                             exact same stocks (low commonality).
           THE POPULAR PRESS,                   CEMEX proved to be a significant
            THE U.S. ECONOMY                 positive contributor to Fund performance
        CONTINUED ITS EXPANSION              during 2005. The company is a global                     COMPANIES HAVE A
             AND INFLATION                   leader in the production of cement,                    MEASURABLE ESTIMATED
             REMAINED LOW.                   aggregates and ready-mix concrete. The                   INTRINSIC VALUE.
                                             cement industry continues to benefit                  IMPORTANTLY, THIS FAIR
                                             from global growth trends as well as the               VALUE IS INDEPENDENT
   Tyco was one of your Fund's best          structural advantages related to the                     OF THE COMPANY'S
performing stocks in both 2003 and 2004,     cement business.                                           STOCK PRICE.
having nearly tripled from the lows
reached over three years ago. During            We believe General Electric's
2005, the stock fell 19% as the pace of      long-term growth prospects are               PORTFOLIO ASSESSMENT
both sales and operating improvement         underappreciated by investors and that
began to moderate. While we were             the stock currently trades at an             We believe the single most important
disappointed with recent results, we         attractive discount to our estimate of       indicator of the way AIM Basic Value
believe the                                  the company's intrinsic value.               Fund is positioned for potential success
                                                                                          is not our historical investment results
                                             INVESTMENT PROCESS AND EVALUATION            or popular statistical measures, but
                                                                                          rather the portfolio's estimated
                                             We seek to create wealth by maintaining      intrinsic value. Since we can estimate
                                             a long-term investment horizon and           the intrinsic value of each holding in
                                             investing in companies that are selling      the portfolio, we can also estimate the
                                             at a significant discount to their           intrinsic value of the entire Fund.
                                             estimated intrinsic value--a value that
                                             is based on the future cash flows
                                             generated by the business. The Fund's
                                             philosophy is based on two elements that
                                             we believe have extensive empirical
                                             evidence:

AIM BASIC VALUE FUND

The difference between market price and      THE VIEWS AND OPINIONS EXPRESSED IN                      BRET W. STANLEY, Chartered
estimated intrinsic value is about           MANAGEMENT'S DISCUSSION OF FUND              [STANLEY    Financial Analyst, senior
average for your Fund for the past           PERFORMANCE ARE THOSE OF A I M ADVISORS,      PHOTO]     portfolio manager, is lead
several years. However, we believe this      INC. THESE VIEWS AND OPINIONS ARE                        portfolio manager of AIM
estimated intrinsic value content is         SUBJECT TO CHANGE AT ANY TIME BASED ON                   Basic Value Fund and the
significantly greater than what is           FACTORS SUCH AS MARKET AND ECONOMIC          head of AIM's Value Investment
available in the broad market. While         CONDITIONS. THESE VIEWS AND OPINIONS MAY     Management Unit. Prior to joining AIM in
there is no assurance that market value      NOT BE RELIED UPON AS INVESTMENT ADVICE      1998, Mr. Stanley served as a vice
will ever reflect our estimate of            OR RECOMMENDATIONS, OR AS AN OFFER FOR A     president and portfolio manager and
portfolio intrinsic value, as managers       PARTICULAR SECURITY. THE INFORMATION IS      managed growth and income, equity income
and shareholders we believe this             NOT A COMPLETE ANALYSIS OF EVERY ASPECT      and value portfolios. Mr. Stanley
provides the best indication that your       OF ANY MARKET, COUNTRY, INDUSTRY,            received a B.B.A. in finance from The
Fund is positioned to potentially            SECURITY OR THE FUND. STATEMENTS OF FACT     University of Texas at Austin and an
achieve its objective of long-term           ARE FROM SOURCES CONSIDERED RELIABLE,        M.S. in finance from the University of
growth of capital.                           BUT A I M ADVISORS, INC. MAKES NO            Houston.
                                             REPRESENTATION OR WARRANTY AS TO THEIR
IN CLOSING                                   COMPLETENESS OR ACCURACY. ALTHOUGH                       R. CANON COLEMAN II,
                                             HISTORICAL PERFORMANCE IS NO GUARANTEE        [COLEMAN   Chartered Financial Analyst,
As managers and large and long-term          OF FUTURE RESULTS, THESE INSIGHTS MAY          PHOTO]    portfolio manager, is
shareholders, we know a long-term            HELP YOU UNDERSTAND OUR INVESTMENT                       manager of AIM Basic Value
investment horizon and attractive            MANAGEMENT PHILOSOPHY.                                   Fund. He joined AMVESCAP in
portfolio estimated intrinsic value                                                       1999 in its corporate associate rotation
content are critical to creating wealth.           See important Fund and index           program before coming to AIM in 2000.
But we understand maintaining a                  disclosures inside front cover.          Mr. Coleman earned a B.S. and an M.S. in
long-term investment horizon is a                                                         accounting from the University of
challenge. Empirical evidence reveals                                                     Florida. He also has an M.B.A. from the
short-term behavior by both portfolio                                                     Wharton School at the University of
managers and fund shareholders dilutes                                                    Pennsylvania.
investors' actual returns. One recent
study estimated the combined effects of                                                               MATTHEW W. SEINSHEIMER,
short-term activity and expenses have                                                     [SEINSHEIME Chartered Financial Analyst,
caused investors to underperform the                                                        PHOTO]    senior portfolio manager, is
market by 5% per year over a 20 year                                                                  manager of AIM Basic Value
period. During this period, the average                                                               Fund. He began his
holding period for a typical stock has                                                    investment career in 1992 as a
declined from more than three years to                                                    fixed-income trader. He later served as
less than 12 months. Considering this                                                     a portfolio manager on both fixed income
market backdrop, your Fund is doing                                                       and equity portfolios. Mr. Seinsheimer
something different and old                                                               joined AIM as a senior analyst in 1998.
fashioned--investing for the long term.                                                   He received a B.B.A. from Southern
Our strategy of buying undervalued                                                        Methodist University and an M.B.A. from
stocks and avoiding the rest is based on                                                  The University of Texas at Austin.
common sense.
                                                                                                      MICHAEL J. SIMON, Chartered
   We remain optimistic about AIM Basic                                                    [SIMON     Financial Analyst, senior
Value Fund's portfolio. As always, we                                                      PHOTO]     portfolio manager, is
are continually searching for                                                                         manager of AIM Basic Value
opportunities to increase the                                                                         Fund. He joined AIM in 2001.
portfolio's estimated intrinsic value.                                                    Prior to joining AIM, Mr. Simon worked
In the meantime, we thank you for your                                                    as a vice president, equity analyst and
investment and for sharing our long-term                                                  portfolio manager. Mr. Simon, who began
horizon.                                                                                  his investment career in 1989, received
                                                                                          a B.B.A. in finance from Texas Christian
                                                                                          University and an M.B.A. from the
                                                                                          University of Chicago. Mr. Simon has
                                                                                          served as Occasional Faculty in the
                                                                                          Finance and Decision Sciences Department
                                                                                          of Texas Christian University's M.J.
                                                                                          Neeley School of Business.

                                                                                          Assisted by the Basic Value Team

                                                                                                 [RIGHT ARROW GRAPHIC]

                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                                                          LONG-TERM PERFORMANCE, PLEASE SEE PAGES
                                                                                          6 AND 7.

AIM BASIC VALUE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

   RESULTS OF A $10,000 INVESTMENT

   FUND DATA FROM 10/18/95, INDEX DATA FROM 10/31/95


                                                          [MOUNTAIN CHART]

====================================================================================================================================
    DATE              AIM BASIC VALUE FUND-   AIM BASIC VALUE FUND-        S&P 500      RUSSELL 1000 VALUE       LIPPER LARGE-CAP
                         CLASS A SHARES          CLASS B SHARES             INDEX              INDEX             VALUE FUND INDEX
  10/18/95                   $9450                  $10000
     10/95                    9466                   10009                  $10000             $10000                  $10000
     11/95                   10276                   10867                   10438              10506                   10433
     12/95                   10550                   11156                   10640              10771                   10603
      1/96                   10880                   11488                   11001              11106                   10929
      2/96                   10855                   11462                   11104              11190                   11051
      3/96                   11095                   11707                   11211              11380                   11171
      4/96                   11566                   12196                   11376              11424                   11323
      5/96                   12145                   12809                   11669              11567                   11533
      6/96                   11888                   12528                   11713              11576                   11539
      7/96                   11177                   11775                   11196              11139                   11087
      8/96                   11392                   11985                   11432              11457                   11375
      9/96                   12021                   12640                   12075              11913                   11932
     10/96                   12136                   12763                   12408              12374                   12184
     11/96                   12327                   12956                   13345              13271                   13057
     12/96                   12144                   12754                   13081              13101                   12836
      1/97                   12708                   13342                   13898              13737                   13484
      2/97                   12907                   13543                   14007              13938                   13592
      3/97                   12336                   12938                   13432              13437                   13073
      4/97                   12626                   13237                   14233              14002                   13654
      5/97                   13363                   13991                   15104              14784                   14441
      6/97                   13860                   14509                   15775              15418                   15044
      7/97                   15261                   15965                   17030              16578                   16177
      8/97                   14805                   15491                   16077              15988                   15485
      9/97                   15625                   16334                   16957              16954                   16278
     10/97                   14820                   15483                   16391              16480                   15787
     11/97                   15060                   15720                   17149              17209                   16304
     12/97                   15451                   16127                   17443              17711                   16491
      1/98                   15146                   15804                   17636              17460                   16515
      2/98                   16275                   16977                   18907              18636                   17601
      3/98                   16857                   17573                   19875              19776                   18383
      4/98                   17098                   17810                   20078              19908                   18570
      5/98                   16471                   17148                   19734              19613                   18254
      6/98                   16453                   17120                   20535              19864                   18596
      7/98                   16237                   16884                   20318              19514                   18273
      8/98                   13586                   14130                   17382              16610                   15779
      9/98                   14374                   14934                   18497              17563                   16538
     10/98                   15510                   16108                   19999              18923                   17862
     11/98                   16308                   16931                   21211              19805                   18774
     12/98                   16531                   17150                   22432              20479                   19499
      1/99                   16915                   17536                   23370              20643                   19823
      2/99                   16213                   16803                   22643              20351                   19369
      3/99                   17116                   17728                   23549              20772                   19957
      4/99                   19250                   19927                   24461              22713                   21133
      5/99                   19760                   20447                   23884              22463                   20773
      6/99                   20726                   21420                   25206              23115                   21688
      7/99                   20061                   20726                   24422              22438                   21072
      8/99                   19513                   20148                   24301              21606                   20688
      9/99                   18729                   19328                   23636              20851                   19923
     10/99                   19467                   20080                   25131              22051                   20883
     11/99                   20170                   20792                   25642              21878                   20956
     12/99                   21828                   22487                   27150              21984                   21601
      1/00                   21068                   21693                   25786              21267                   20688
      2/00                   20373                   20966                   25299              19687                   19818
      3/00                   22836                   23493                   27772              22089                   21632
      4/00                   22763                   23397                   26937              21832                   21392
      5/00                   23275                   23921                   26385              22062                   21408
      6/00                   22507                   23117                   27034              21054                   21171
      7/00                   22635                   23233                   26612              21317                   21076
      8/00                   24145                   24773                   28264              22503                   22295
      9/00                   24915                   25548                   26772              22709                   21943
     10/00                   25685                   26322                   26659              23267                   22119
     11/00                   24961                   25567                   24559              22404                   21171
     12/00                   26249                   26876                   24679              23526                   22023
      1/01                   26792                   27413                   25554              23617                   22206
      2/01                   26663                   27268                   23226              22960                   21136
      3/01                   25842                   26420                   21755              22148                   20315
      4/01                   27468                   28058                   23444              23235                   21466
      5/01                   28187                   28790                   23602              23757                   21811
      6/01                   27976                   28557                   23027              23230                   21218
      7/01                   27828                   28383                   22801              23180                   21074
      8/01                   26628                   27143                   21375              22252                   20087
      9/01                   23127                   23571                   19649              20686                   18519
     10/01                   23580                   24009                   20024              20508                   18640
     11/01                   25473                   25932                   21559              21700                   19836
     12/01                   26283                   26726                   21748              22211                   20135
      1/02                   26063                   26491                   21431              22040                   19763
      2/02                   25565                   25974                   21018              22075                   19654
      3/02                   27469                   27896                   21808              23120                   20521
      4/02                   26500                   26892                   20486              22327                   19647
      5/02                   26343                   26717                   20336              22439                   19673
      6/02                   23664                   23995                   18888              21150                   18301
      7/02                   21049                   21319                   17416              19184                   16720
      8/02                   21382                   21652                   17530              19329                   16833
      9/02                   18739                   18958                   15627              17180                   14887
     10/02                   19914                   20139                   17001              18453                   15980
     11/02                   21551                   21779                   18000              19615                   16981
     12/02                   20211                   20411                   16943              18763                   16173
      1/03                   19758                   19942                   16500              18309                   15788
      2/03                   19027                   19190                   16253              17821                   15393
      3/03                   18934                   19092                   16410              17850                   15383
      4/03                   20662                   20820                   17761              19422                   16682
      5/03                   22799                   22966                   18696              20675                   17708
      6/03                   22910                   23065                   18935              20934                   17911
      7/03                   23586                   23739                   19269              21246                   18160
      8/03                   24391                   24529                   19644              21577                   18467
      9/03                   23883                   24011                   19436              21366                   18260
     10/03                   25068                   25183                   20535              22674                   19267
     11/03                   25559                   25652                   20715              22981                   19504
     12/03                   27039                   27134                   21801              24398                   20701
      1/04                   27455                   27533                   22201              24827                   21014
      2/04                   28002                   28059                   22509              25359                   21457
      3/04                   27909                   27952                   22170              25137                   21201
      4/04                   27513                   27542                   21822              24523                   20810
      5/04                   27772                   27776                   22121              24773                   20962
      6/04                   28447                   28439                   22551              25358                   21423
      7/04                   26885                   26867                   21805              25001                   20908
      8/04                   26710                   26671                   21892              25356                   21059
      9/04                   27025                   26972                   22129              25749                   21308
     10/04                   27506                   27441                   22467              26178                   21535
     11/04                   28959                   28866                   23376              27501                   22470
     12/04                   29987                   29882                   24171              28422                   23184
      1/05                   29450                   29326                   23582              27917                   22734
      2/05                   30080                   29930                   24078              28843                   23372
      3/05                   29506                   29355                   23652              28447                   22992
      4/05                   28839                   28671                   23204              27937                   22537
      5/05                   29404                   29219                   23942              28610                   23064
      6/05                   29922                   29716                   23976              28923                   23298
      7/05                   30921                   30690                   24867              29760                   24057
      8/05                   30429                   30184                   24640              29631                   23953
      9/05                   30706                   30447                   24840              30047                   24184
     10/05                   29883                   29606                   24425              29283                   23680
     11/05                   31049                   30737                   25348              30246                   24494
     12/05                   31620                   31790                   25357              30427                   24635

====================================================================================================================================

                                                                                                                SOURCE: LIPPER, INC.

Past performance cannot guarantee               This chart, which is a logarithmic
comparable future results.                   chart, presents the fluctuations in the
                                             value of the Fund and its indexes. We
   The data shown in the chart include       believe that a logarithmic chart is more
reinvested distributions, applicable         effective than other types of charts in
sales charges, Fund expenses and             illustrating changes in value during the
management fees. Results for Class B         early years shown in the chart. The
shares are calculated as if a                vertical axis, the one that indicates
hypothetical shareholder had liquidated      the dollar value of an investment, is
his entire investment in the Fund at the     constructed with each segment
close of the reporting period and paid       representing a percent change in the
the applicable contingent deferred sales     value of the investment. In this chart,
charges. Index results include               each segment represents a doubling, or
reinvested dividends, but they do not        100% change, in the value of the
reflect sales charges. Performance of an     investment. In other words, the space
index of funds reflects fund expenses        between $5,000 and $10,000 is the same
and management fees; performance of a        size as the space between $10,000 and
market index does not. Performance shown     $20,000, and so on.
in the chart and table(s) does not
reflect deduction of taxes a shareholder
would pay on Fund distributions or sale
of Fund shares. Performance of the
indexes does not reflect the effects of
taxes.
                                                                                            [ARROW
                                                                                             BUTTON       For More Information Visit
                                                                                             IMAGE]           AIMinvestments.com


AIM BASIC VALUE FUND

========================================     ========================================

AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS

As of 12/31/05, including applicable         6 months ended 12/31/05, excluding
sales charges                                applicable sales charges

CLASS A SHARES                               Class A Shares                  5.78%
Inception (10/18/95)             11.94%      Class B Shares                  5.39
10 Years                         10.98       Class C Shares                  5.35
 5 Years                          2.63       Class R Shares                  5.66
 1 Year                          -0.26
                                             ========================================
CLASS B SHARES
Inception (10/18/95)             12.00%
10 Years                         11.03
 5 Years                          2.75
 1 Year                          -0.20       ========================================

CLASS C SHARES                               From August 31, 1998, the nearest
Inception (5/3/99)                6.71%      month-end to current lead manager
 5 Years                          3.10       inception (September 8, 1998) to
 1 Year                           3.80       December 31, 2005, and excluding
                                             applicable sales charges, the Fund's
CLASS R SHARES                               Class A shares have outperformed the
10 Years                         11.43       Lipper Large-Cap Value Fund Index with
 5 Years                          3.62       an average annual total return of 12.21%
 1 Year                           5.33       versus an average annual total return of
                                             6.26% for the index.

========================================     ========================================

CLASS R SHARES' INCEPTION DATE IS JUNE       AIMINVESTMENTS.COM FOR THE MOST RECENT       0% AT THE BEGINNING OF THE SEVENTH YEAR.
30, 2002. RETURNS SINCE THAT DATE ARE        MONTH-END PERFORMANCE. PERFORMANCE           THE CDSC ON CLASS C SHARES IS 1% FOR THE
HISTORICAL RETURNS. ALL OTHER RETURNS        FIGURES REFLECT REINVESTED                   FIRST YEAR AFTER PURCHASE. CLASS R
ARE BLENDED RETURNS OF HISTORICAL            DISTRIBUTIONS, CHANGES IN NET ASSET          SHARES DO NOT HAVE A FRONT-END SALES
CLASS R SHARE PERFORMANCE AND RESTATED       VALUE AND THE EFFECT OF THE MAXIMUM          CHARGE; RETURNS SHOWN ARE AT NET ASSET
CLASS A SHARE PERFORMANCE (FOR PERIODS       SALES CHARGE UNLESS OTHERWISE STATED.        VALUE AND DO NOT REFLECT A 0.75% CDSC
PRIOR TO THE INCEPTION DATE OF CLASS R       INVESTMENT RETURN AND PRINCIPAL VALUE        THAT MAY BE IMPOSED ON A TOTAL
SHARES) AT NET ASSET VALUE, ADJUSTED TO      WILL FLUCTUATE, SO THAT YOU MAY HAVE A       REDEMPTION OF RETIREMENT PLAN ASSETS
REFLECT THE HIGHER RULE 12B-1 FEES           GAIN OR LOSS WHEN YOU SELL SHARES.           WITHIN THE FIRST YEAR.
APPLICABLE TO CLASS R SHARES. CLASS A
SHARES' INCEPTION DATE IS OCTOBER 18,           CLASS A SHARE PERFORMANCE REFLECTS           THE PERFORMANCE OF THE FUND'S SHARE
1995.                                        THE MAXIMUM 5.50% SALES CHARGE, AND          CLASSES WILL DIFFER DUE TO DIFFERENT
                                             CLASS B AND CLASS C SHARE PERFORMANCE        SALES CHARGE STRUCTURES AND CLASS
   THE PERFORMANCE DATA QUOTED REPRESENT     REFLECTS THE APPLICABLE CONTINGENT           EXPENSES.
PAST PERFORMANCE AND CANNOT GUARANTEE        DEFERRED SALES CHARGE (CDSC) FOR THE
COMPARABLE FUTURE RESULTS; CURRENT           PERIOD INVOLVED. THE CDSC ON CLASS B
PERFORMANCE MAY BE LOWER OR HIGHER.          SHARES DECLINES FROM 5% BEGINNING AT THE
PLEASE VISIT                                 TIME OF PURCHASE TO


AIM BASIC VALUE FUND

CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or
two types of costs: (1) transaction          account value by $1,000 (for example, an     expenses you paid for the period. You
costs, which may include sales charges       $8,600 account value divided by $1,000 =     may use this information to compare the
(loads) on purchase payments; contingent     8.6), then multiply the result by the        ongoing costs of investing in the Fund
deferred sales charges on redemptions;       number in the table under the heading        and other funds. To do so, compare this
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
ongoing costs, including management          Period" to estimate the expenses you         hypothetical examples that appear in the
fees; distribution and/or service fees       paid on your account during this period.     shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON             Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                     in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
July 1, 2005, through December 31, 2005.     before expenses, which is not the Fund's     information is useful in comparing
                                             actual return. The Fund's actual             ongoing costs only, and will not help
ACTUAL EXPENSES                              cumulative total returns at net asset        you determine the relative total costs
                                             value after expenses for the six months      of owning different funds. In addition,
The table below provides information         ended December 31, 2005, appear in the       if these transactional costs were
about actual account values and actual       table "Cumulative Total Returns" on Page     included, your costs would have been
expenses. You may use the information in     7.                                           higher.
this table,

====================================================================================================================================

                                                                           HYPOTHETICAL
                                         ACTUAL                (5% ANNUAL RETURN BEFORE EXPENSES)

            BEGINNING           ENDING            EXPENSES            ENDING           EXPENSES        ANNUALIZED
SHARE     ACCOUNT VALUE     ACCOUNT VALUE        PAID DURING      ACCOUNT VALUE       PAID DURING         EXPENSE
CLASS       (7/01/05)       (12/31/05)(1)         PERIOD(2)         (12/31/05)         PERIOD(2)           RATIO
  A         $1,000.00        $1,057.80             $5.96            $1,019.41           $5.85              1.15%
  B          1,000.00         1,053.90              9.84             1,015.63            9.65              1.90
  C          1,000.00         1,053.50              9.83             1,015.63            9.65              1.90
  R          1,000.00         1,056.60              7.26             1,018.15            7.12              1.40

(1)  The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2005, appear in the table "Cumulative Total Returns" on Page 7.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM BASIC VALUE FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Growth          o The quality of services to be provided     gies comparable to those of the Fund;
Series (the "Board") oversees the            by AIM. The Board reviewed the               (iii) was higher than the sub-advisory
management of AIM Basic Value Fund (the      credentials and experience of the            fee rates for an unaffiliated mutual
"Fund") and, as required by law,             officers and employees of AIM who will       fund for which an affiliate of AIM
determines annually whether to approve       provide investment advisory services to      serves as sub-advisor, although the
the continuance of the Fund's advisory       the Fund. In reviewing the                   total management fees paid by such
agreement with A I M Advisors, Inc.          qualifications of AIM to provide             unaffiliated mutual fund were higher
("AIM"). Based upon the recommendation       investment advisory services, the Board      than the advisory fee rate for the Fund;
of the Investments Committee of the          reviewed the qualifications of AIM's         and (iv) was higher than the advisory
Board, which is comprised solely of          investment personnel and considered such     fee rates for twenty separately managed
independent trustees, at a meeting held      issues as AIM's portfolio and product        wrap accounts managed by an AIM
on June 30, 2005, the Board, including       review process, various back office          affiliate, and lower than the advisory
all of the independent trustees,             support functions provided by AIM and        fee rates for two separately managed
approved the continuance of the advisory     AIM's equity and fixed income trading        wrap accounts managed by an AIM
agreement (the "Advisory Agreement")         operations. Based on the review of these     affiliate with investment strategies
between the Fund and AIM for another         and other factors, the Board concluded       comparable to those of the Fund. The
year, effective July 1, 2005.                that the quality of services to be           Board noted that AIM has agreed to waive
                                             provided by AIM was appropriate and that     advisory fees of the Fund, as discussed
   The Board considered the factors          AIM currently is providing satisfactory      below. Based on this review, the Board
discussed below in evaluating the            services in accordance with the terms of     concluded that the advisory fee rate for
fairness and reasonableness of the           the Advisory Agreement.                      the Fund under the Advisory Agreement
Advisory Agreement at the meeting on                                                      was fair and reasonable.
June 30, 2005 and as part of the Board's     o The performance of the Fund relative
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed      o Fees relative to those of comparable
deliberations, the Board and the             the performance of the Fund during the       funds with other advisors. The Board
independent trustees did not identify        past one, three and five calendar years      reviewed the advisory fee rate for the
any particular factor that was               against the performance of funds advised     Fund under the Advisory Agreement. The
controlling, and each trustee attributed     by other advisors with investment            Board compared effective contractual
different weights to the various             strategies comparable to those of the        advisory fee rates at a common asset
factors.                                     Fund. The Board noted that the Fund's        level and noted that the Fund's rate was
                                             performance for the one and three year       comparable to the median rate of the
   One of the responsibilities of the        periods was below the median performance     funds advised by other advisors with
Senior Officer of the Fund, who is           of such comparable funds and above such      investment strategies comparable to
independent of AIM and AIM's affiliates,     median performance for the five year         those of the Fund that the Board
is to manage the process by which the        period. Based on this review, the Board      reviewed. The Board noted that AIM has
Fund's proposed management fees are          concluded that no changes should be made     agreed to waive advisory fees of the
negotiated to ensure that they are           to the Fund and that it was not              Fund, as discussed below. Based on this
negotiated in a manner which is at arm's     necessary to change the Fund's portfolio     review, the Board concluded that the
length and reasonable. To that end, the      management team at this time.                advisory fee rate for the Fund under the
Senior Officer must either supervise a                                                    Advisory Agreement was fair and
competitive bidding process or prepare       o The performance of the Fund relative       reasonable.
an independent written evaluation. The       to indices. The Board reviewed the
Senior Officer has recommended an            performance of the Fund during the past      o Expense limitations and fee waivers.
independent written evaluation in lieu       one, three and five calendar years           The Board noted that AIM has
of a competitive bidding process and,        against the performance of the Lipper        contractually agreed to waive advisory
upon the direction of the Board, has         Large Cap Value Fund Index. The Board        fees of the Fund through December 31,
prepared such an independent written         noted that the Fund's performance for        2009 to the extent necessary so that the
evaluation. Such written evaluation also     the one and three year periods was           advisory fees payable by the Fund do not
considered certain of the factors            comparable to the performance of such        exceed a specified maximum advisory fee
discussed below. In addition, as             Index and above such Index for the five      rate, which maximum rate includes
discussed below, the Senior Officer made     year period. Based on this review, the       breakpoints and is based on net asset
certain recommendations to the Board in      Board concluded that no changes should       levels. The Board considered the
connection with such written evaluation.     be made to the Fund and that it was not      contractual nature of this fee waiver
                                             necessary to change the Fund's portfolio     and noted that it remains in effect
   The discussion below serves as a          management team at this time.                until December 31, 2009. The Board
summary of the Senior Officer's                                                           considered the effect this fee waiver
independent written evaluation and           o Meeting with the Fund's portfolio          would have on the Fund's estimated
recommendations to the Board in              managers and investment personnel. With      expenses and concluded that the levels
connection therewith, as well as a           respect to the Fund, the Board is            of fee waivers/expense limitations for
discussion of the material factors and       meeting periodically with such Fund's        the Fund were fair and reasonable.
the conclusions with respect thereto         portfolio managers and/or other
that formed the basis for the Board's        investment personnel and believes that       o Breakpoints and economies of scale.
approval of the Advisory Agreement.          such individuals are competent and able      The Board reviewed the structure of the
After consideration of all of the            to continue to carry out their               Fund's advisory fee under the Advisory
factors below and based on its informed      responsibilities under the Advisory          Agreement, noting that it includes three
business judgment, the Board determined      Agreement.                                   breakpoints. The Board reviewed the
that the Advisory Agreement is in the                                                     level of the Fund's advisory fees, and
best interests of the Fund and its           o Overall performance of AIM. The Board      noted that such fees, as a percentage of
shareholders and that the compensation       considered the overall performance of        the Fund's net assets, have decreased as
to AIM under the Advisory Agreement is       AIM in providing investment advisory and     net assets increased because the
fair and reasonable and would have been      portfolio administrative services to the     Advisory Agreement includes breakpoints.
obtained through arm's length                Fund and concluded that such performance     The Board noted that AIM has
negotiations.                                was satisfactory.                            contractually agreed to waive advisory
                                                                                          fees of the Fund through December 31,
o The nature and extent of the advisory      o Fees relative to those of clients of       2009 to the extent necessary so that the
services to be provided by AIM. The          AIM with comparable investment               advisory fees payable by the Fund do not
Board reviewed the services to be            strategies. The Board reviewed the           exceed a specified maximum advisory fee
provided by AIM under the Advisory           advisory fee rate for the Fund under the     rate, which maximum rate includes
Agreement. Based on such review, the         Advisory Agreement. The Board noted that     breakpoints and is based on net asset
Board concluded that the range of            this rate (i) was the same as the            levels. The Board concluded that the
services to be provided by AIM under the     advisory fee rates for a variable            Fund's fee levels under the Advisory
Advisory Agreement was appropriate and       insurance fund advised by AIM and            Agreement therefore reflect economies of
that AIM currently is providing services     offered to insurance company separate        scale and that it was not necessary to
in accordance with the terms of the          accounts with investment strategies          change the advisory fee breakpoints in
Advisory Agreement.                          comparable to those of the Fund; (ii)        the Fund's advisory fee schedule.
                                             was lower than the advisory fee rate for
                                             an offshore fund for which an AIM
                                             affiliate serves as advisor with
                                             investment strate-
                                                                                                                         (continued)

AIM BASIC VALUE FUND

o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized
the fact that uninvested cash and cash       by AIM as a result of brokerage
collateral from securities lending           transactions executed through "soft
arrangements (collectively, "cash            dollar" arrangements. Under these
balances") of the Fund may be invested       arrangements, brokerage commissions paid
in money market funds advised by AIM         by the Fund and/or other funds advised
pursuant to the terms of an SEC              by AIM are used to pay for research and
exemptive order. The Board found that        execution services. This research is
the Fund may realize certain benefits        used by AIM in making investment
upon investing cash balances in AIM          decisions for the Fund. The Board
advised money market funds, including a      concluded that such arrangements were
higher net return, increased liquidity,      appropriate.
increased diversification or decreased
transaction costs. The Board also found      o AIM's financial soundness in light of
that the Fund will not receive reduced       the Fund's needs. The Board considered
services if it invests its cash balances     whether AIM is financially sound and has
in such money market funds. The Board        the resources necessary to perform its
noted that, to the extent the Fund           obligations under the Advisory
invests in affiliated money market           Agreement, and concluded that AIM has
funds, AIM has voluntarily agreed to         the financial resources necessary to
waive a portion of the advisory fees it      fulfill its obligations under the
receives from the Fund attributable to       Advisory Agreement.
such investment. The Board further
determined that the proposed securities      o Historical relationship between the
lending program and related procedures       Fund and AIM. In determining whether to
with respect to the lending Fund is in       continue the Advisory Agreement for the
the best interests of the lending Fund       Fund, the Board also considered the
and its respective shareholders. The         prior relationship between AIM and the
Board therefore concluded that the           Fund, as well as the Board's knowledge
investment of cash collateral received       of AIM's operations, and concluded that
in connection with the securities            it was beneficial to maintain the
lending program in the money market          current relationship, in part, because
funds according to the procedures is in      of such knowledge. The Board also
the best interests of the lending Fund       reviewed the general nature of the
and its respective shareholders.             non-investment advisory services
                                             currently performed by AIM and its
o Independent written evaluation and         affiliates, such as administrative,
recommendations of the Fund's Senior         transfer agency and distribution
Officer. The Board noted that, upon          services, and the fees received by AIM
their direction, the Senior Officer of       and its affiliates for performing such
the Fund, who is independent of AIM and      services. In addition to reviewing such
AIM's affiliates, had prepared an            services, the trustees also considered
independent written evaluation in order      the organizational structure employed by
to assist the Board in determining the       AIM and its affiliates to provide those
reasonableness of the proposed               services. Based on the review of these
management fees of the AIM Funds,            and other factors, the Board concluded
including the Fund. The Board noted that     that AIM and its affiliates were
the Senior Officer's written evaluation      qualified to continue to provide
had been relied upon by the Board in         non-investment advisory services to the
this regard in lieu of a competitive         Fund, including administrative, transfer
bidding process. In determining whether      agency and distribution services, and
to continue the Advisory Agreement for       that AIM and its affiliates currently
the Fund, the Board considered the           are providing satisfactory
Senior Officer's written evaluation and      non-investment advisory services.
the recommendation made by the Senior
Officer to the Board that the Board          o Other factors and current trends. In
consider implementing a process to           determining whether to continue the
assist them in more closely monitoring       Advisory Agreement for the Fund, the
the performance of the AIM Funds. The        Board considered the fact that AIM,
Board concluded that it would be             along with others in the mutual fund
advisable to implement such a process as     industry, is subject to regulatory
soon as reasonably practicable.              inquiries and litigation related to a
                                             wide range of issues. The Board also
o Profitability of AIM and its               considered the governance and compliance
affiliates. The Board reviewed               reforms being undertaken by AIM and its
information concerning the profitability     affiliates, including maintaining an
of AIM's (and its affiliates')               internal controls committee and
investment advisory and other activities     retaining an independent compliance
and its financial condition. The Board       consultant, and the fact that AIM has
considered the overall profitability of      undertaken to cause the Fund to operate
AIM, as well as the profitability of AIM     in accordance with certain governance
in connection with managing the Fund.        policies and practices. The Board
The Board noted that AIM's operations        concluded that these actions indicated a
remain profitable, although increased        good faith effort on the part of AIM to
expenses in recent years have reduced        adhere to the highest ethical standards,
AIM's profitability. Based on the review     and determined that the current
of the profitability of AIM's and its        regulatory and litigation environment to
affiliates' investment advisory and          which AIM is subject should not prevent
other activities and its financial           the Board from continuing the Advisory
condition, the Board concluded that the      Agreement for the Fund.
compensation to be paid by the Fund to
AIM under its Advisory Agreement was not
excessive.

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/05


AIM BASIC VALUE FUND

                                             ===========================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                  PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                             For periods ended 12/31/05                    INDICATIVE OF FUTURE RESULTS. MORE RECENT
The following information has been                                                         RETURNS MAY BE MORE OR LESS THAN THOSE
prepared to provide Institutional Class      Inception (3/15/02)                   4.44%   SHOWN. ALL RETURNS ASSUME REINVESTMENT OF
shareholders with a performance overview     1 Year                                6.04    DISTRIBUTIONS AT NAV. INVESTMENT RETURN
specific to their holdings. Institutional    6 Months*                             6.01    AND PRINCIPAL VALUE WILL FLUCTUATE SO
Class shares are offered exclusively to                                                    YOUR SHARES, WHEN REDEEMED, MAY BE WORTH
institutional investors, including           * Cumulative total return that has not        MORE OR LESS THAN THEIR ORIGINAL COST.
defined contribution plans that meet           been annualized                             SEE FULL REPORT FOR INFORMATION ON
certain criteria.                            ===========================================   COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                                                                           YOUR FUND PROSPECTUS FOR MORE
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES      INFORMATION. FOR THE MOST CURRENT
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET      MONTH-END PERFORMANCE, PLEASE CALL
                                             ASSET VALUE (NAV). PERFORMANCE OF             800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             DUE TO DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.













=======================================

NASDAQ SYMBOL                    GTVVX

=======================================


                                                                                      Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

                                               FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                      [OUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
                                                        --Registered Trademark--                       --Registered Trademark--

AIMinvestments.com                 BVA-INS-1            A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      example, an $8,600 account value divided         The hypothetical account values and
                                             by $1,000 = 8.6), then multiply the           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      result by the number in the table under       actual ending account balance or expenses
ongoing costs, including management fees     the heading entitled "Actual Expenses         you paid for the period. You may use this
and other Fund expenses. This example is     Paid During Period" to estimate the           information to compare the ongoing costs
intended to help you understand your         expenses you paid on your account during      of investing in the Fund and other funds.
ongoing costs (in dollars) of investing      this period.                                  To do so, compare this 5% hypothetical
in the Fund and to compare these costs                                                     example with the 5% hypothetical examples
with ongoing costs of investing in other     HYPOTHETICAL EXAMPLE FOR COMPARISON           that appear in the shareholder reports of
mutual funds. The example is based on an     PURPOSES                                      the other funds.
investment of $1,000 invested at the
beginning of the period and held for the     The table below also provides information        Please note that the expenses shown in
entire period July 1, 2005, through          about hypothetical account values and         the table are meant to highlight your
December 31, 2005.                           hypothetical expenses based on the Fund's     ongoing costs only. Therefore, the
                                             actual expense ratio and an assumed rate      hypothetical information is useful in
ACTUAL EXPENSES                              of return of 5% per year before expenses,     comparing ongoing costs only, and will
                                             which is not the Fund's actual return.        not help you determine the relative total
The table below provides information         The Fund's actual cumulative total return     costs of owning different funds.
about actual account values and actual       after expenses for the six months ended
expenses. You may use the information in     December 31, 2005, appears in the table
this table, together with the amount you     on the front of this supplement.
invested, to estimate the expenses that
you paid over the period. Simply divide
your account value by $1,000 (for


====================================================================================================================================

                                                  ACTUAL                          HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING         ENDING          EXPENSES           ENDING           EXPENSES            ANNUALIZED
    SHARE           ACCOUNT VALUE    ACCOUNT VALUE     PAID DURING      ACCOUNT VALUE      PAID DURING           EXPENSE
    CLASS              (7/1/05)        (12/31/05)(1)    PERIOD(2)        (12/31/05)         PERIOD(2)             RATIO
Institutional         $1,000.00         $1,060.10         $3.79          $1,021.53            $3.72               0.73%


(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
    31, 2005, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
====================================================================================================================================

AIMinvestments.com                 BVA-INS-1            A I M Distributors, Inc.

AIM BASIC VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2005


                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-99.27%

ADVERTISING-4.35%

Interpublic Group of Cos., Inc. (The)(a)(b)     12,182,700   $  117,563,055
---------------------------------------------------------------------------
Omnicom Group Inc.                               1,771,000      150,765,230
===========================================================================
                                                                268,328,285
===========================================================================

APPAREL RETAIL-1.97%

Gap, Inc. (The)(b)                               6,899,000      121,698,360
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.99%

Bank of New York Co., Inc. (The)                 3,850,960      122,653,076
===========================================================================

BREWERS-1.76%

Molson Coors Brewing Co.-Class B(b)              1,623,040      108,727,450
===========================================================================

BUILDING PRODUCTS-3.51%

American Standard Cos. Inc.                      2,977,000      118,931,150
---------------------------------------------------------------------------
Masco Corp.(b)                                   3,231,795       97,567,891
===========================================================================
                                                                216,499,041
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.53%

Lexmark International, Inc.-Class A(a)(b)          724,000       32,456,920
===========================================================================

CONSTRUCTION MATERIALS-2.43%

CEMEX S.A. de C.V.-ADR (Mexico)(b)               2,525,000      149,808,250
===========================================================================

CONSUMER ELECTRONICS-1.57%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)             3,123,098       97,128,348
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-5.89%

Ceridian Corp.(a)                                5,741,300      142,671,305
---------------------------------------------------------------------------
First Data Corp.                                 5,141,000      221,114,410
===========================================================================
                                                                363,785,715
===========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-2.13%

Cendant Corp.                                    7,608,240      131,242,140
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.51%

Waste Management, Inc.                           5,107,167      155,002,518
===========================================================================

FOOD RETAIL-3.29%

Kroger Co. (The)(a)                              6,429,400      121,387,072
---------------------------------------------------------------------------
Safeway Inc.(b)                                  3,465,000       81,981,900
===========================================================================
                                                                203,368,972
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


GENERAL MERCHANDISE STORES-1.43%

Target Corp.(b)                                  1,601,795   $   88,050,671
===========================================================================

HEALTH CARE DISTRIBUTORS-6.58%

Cardinal Health, Inc.                            4,429,000      304,493,750
---------------------------------------------------------------------------
McKesson Corp.                                   1,966,966      101,475,776
===========================================================================
                                                                405,969,526
===========================================================================

HEALTH CARE EQUIPMENT-1.87%

Waters Corp.(a)(b)                               3,052,100      115,369,380
===========================================================================

HEALTH CARE FACILITIES-1.76%

HCA Inc.(b)                                      2,153,381      108,745,740
===========================================================================

INDUSTRIAL CONGLOMERATES-6.33%

General Electric Co.                             3,600,000      126,180,000
---------------------------------------------------------------------------
Tyco International Ltd.                          9,177,000      264,848,220
===========================================================================
                                                                391,028,220
===========================================================================

INDUSTRIAL MACHINERY-0.79%

Parker Hannifin Corp.                              742,882       49,000,497
===========================================================================

INVESTMENT BANKING & BROKERAGE-4.28%

Merrill Lynch & Co., Inc.(b)                     1,852,632      125,478,765
---------------------------------------------------------------------------
Morgan Stanley                                   2,445,900      138,780,366
===========================================================================
                                                                264,259,131
===========================================================================

MANAGED HEALTH CARE-3.43%

UnitedHealth Group Inc.(b)                       3,405,211      211,599,812
===========================================================================

MOVIES & ENTERTAINMENT-1.77%

Walt Disney Co. (The)(b)                         4,572,302      109,598,079
===========================================================================

MULTI-LINE INSURANCE-1.68%

Genworth Financial Inc.-Class A                  3,000,228      103,747,884
===========================================================================

OIL & GAS DRILLING-2.76%

Transocean Inc.(a)                               2,449,598      170,712,485
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-5.65%

Halliburton Co.(b)                               3,710,000      229,871,600
---------------------------------------------------------------------------
Weatherford International Ltd.(a)(b)             3,294,600      119,264,520
===========================================================================
                                                                349,136,120
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-5.90%

Citigroup Inc.                                   2,918,518      141,635,679
---------------------------------------------------------------------------
JPMorgan Chase & Co.                             5,610,360      222,675,188
===========================================================================
                                                                364,310,867
===========================================================================

AIM BASIC VALUE FUND


                                                 SHARES          VALUE
---------------------------------------------------------------------------

PACKAGED FOODS & MEATS-1.59%

Unilever N.V. (Netherlands)(b)(c)                1,431,684   $   98,044,815
===========================================================================

PHARMACEUTICALS-7.73%

Pfizer Inc.                                      5,302,300      123,649,636
---------------------------------------------------------------------------
Sanofi-Aventis (France)(c)                       2,060,837      180,556,751
---------------------------------------------------------------------------
Wyeth                                            3,754,124      172,952,493
===========================================================================
                                                                477,158,880
===========================================================================

PROPERTY & CASUALTY INSURANCE-2.46%

ACE Ltd.(b)                                      2,842,378      151,896,680
===========================================================================

SEMICONDUCTOR EQUIPMENT-1.52%

Novellus Systems, Inc.(a)                        3,900,549       94,081,242
===========================================================================

SPECIALIZED CONSUMER SERVICES-1.34%

H&R Block, Inc.(b)                               3,364,750       82,604,612
===========================================================================

SYSTEMS SOFTWARE-3.30%

Computer Associates International, Inc.(b)       7,231,047      203,843,215
===========================================================================

THRIFTS & MORTGAGE FINANCE-5.17%

Fannie Mae                                       3,813,000      186,112,530
---------------------------------------------------------------------------
MGIC Investment Corp.(b)                         1,032,100       67,932,822
---------------------------------------------------------------------------
Radian Group Inc.(b)                             1,110,502       65,064,312
===========================================================================
                                                                319,109,664
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $4,721,473,782)                         6,128,966,595
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


MONEY MARKET FUNDS-1.98%

Liquid Assets Portfolio-Institutional
  Class(d)                                      61,157,137   $   61,157,137
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     61,157,137       61,157,137
===========================================================================
    Total Money Market Funds (Cost
      $122,314,274)                                             122,314,274
===========================================================================
TOTAL INVESTMENTS-101.25% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $4,843,788,056)                                             6,251,280,869
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED MONEY MARKET
  FUNDS-10.23%

Liquid Assets Portfolio-Institutional
  Class(e)                                     315,828,341      315,838,341
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    315,838,342      315,838,342
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $631,676,683)                                       631,676,683
===========================================================================
TOTAL INVESTMENTS--111.48% (Cost
  $5,475,464,739)                                             6,882,957,552
===========================================================================
OTHER ASSETS LESS LIABILITIES-(11.48%)                         (708,988,650)
===========================================================================
NET ASSETS-100.00%                                           $6,173,968,902
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2005.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2005 was $278,601,566, which represented 4.51% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS:

Investments, at value (cost $4,721,473,782)*  $6,128,966,595
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $753,990,957)                            753,990,957
============================================================
    Total investments (cost $5,475,464,739)    6,882,957,552
============================================================
Foreign currencies, at value (cost
  $5,325,724)                                      5,321,485
------------------------------------------------------------
Receivables for:
  Investments sold                                 4,680,088
------------------------------------------------------------
  Fund shares sold                                 4,848,900
------------------------------------------------------------
  Dividends                                        6,139,539
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               173,007
------------------------------------------------------------
Other assets                                          69,601
============================================================
    Total assets                               6,904,190,172
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          92,917,000
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 438,652
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       631,676,683
------------------------------------------------------------
Accrued distribution fees                          2,672,340
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               683
------------------------------------------------------------
Accrued transfer agent fees                        2,246,890
------------------------------------------------------------
Accrued operating expenses                           269,022
============================================================
    Total liabilities                            730,221,270
============================================================
Net assets applicable to shares outstanding   $6,173,968,902
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $4,815,566,508
------------------------------------------------------------
Undistributed net investment income (loss)        (1,212,806)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                     (47,873,374)
------------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies            1,407,488,574
============================================================
                                              $6,173,968,902
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $3,682,419,857
____________________________________________________________
============================================================
Class B                                       $1,682,607,738
____________________________________________________________
============================================================
Class C                                       $  566,684,783
____________________________________________________________
============================================================
Class R                                       $   33,048,615
____________________________________________________________
============================================================
Institutional Class                           $  209,207,909
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          107,614,625
____________________________________________________________
============================================================
Class B                                           52,437,192
____________________________________________________________
============================================================
Class C                                           17,663,067
____________________________________________________________
============================================================
Class R                                              971,978
____________________________________________________________
============================================================
Institutional Class                                5,986,283
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        34.22
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $34.22 divided by
      94.50%)                                 $        36.21
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        32.09
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        32.08
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        34.00
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        34.95
____________________________________________________________
============================================================

* At December 31, 2005, securities with an aggregate value of $617,414,111 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM BASIC VALUE FUND

STATEMENT OF OPERATIONS

For the year ended December 31, 2005

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,665,268)      $  85,471,246
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $415,375, after compensation
  to counterparties of $20,598,445)                               3,797,253
===========================================================================
    Total investment income                                      89,268,499
===========================================================================

EXPENSES:

Advisory fees                                                    44,072,447
---------------------------------------------------------------------------
Administrative services fees                                        689,950
---------------------------------------------------------------------------
Custodian fees                                                      602,220
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                        12,295,560
---------------------------------------------------------------------------
  Class B                                                        17,952,088
---------------------------------------------------------------------------
  Class C                                                         6,074,774
---------------------------------------------------------------------------
  Class R                                                           158,751
---------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                             15,728,241
---------------------------------------------------------------------------
Transfer agent fees -- Institutional                                118,100
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           215,378
---------------------------------------------------------------------------
Other                                                             1,567,837
===========================================================================
    Total expenses                                               99,475,346
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (4,067,015)
===========================================================================
    Net expenses                                                 95,408,331
===========================================================================
Net investment income (loss)                                     (6,139,832)
===========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
    to affiliates of $11,019,760)                               480,702,439
---------------------------------------------------------------------------
  Foreign currencies                                             (1,268,495)
===========================================================================
                                                                479,433,944
===========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (153,222,853)
---------------------------------------------------------------------------
  Foreign currencies                                                 (4,239)
===========================================================================
                                                               (153,227,092)
===========================================================================
Net gain from investment securities and foreign currencies      326,206,852
===========================================================================
Net increase in net assets resulting from operations          $ 320,067,020
___________________________________________________________________________
===========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2005 and 2004

                                                                   2005               2004
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    (6,139,832)   $  (24,613,460)
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                    479,433,944       115,956,728
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 (153,227,092)      603,140,110
===============================================================================================
    Net increase in net assets resulting from operations          320,067,020       694,483,378
===============================================================================================
Share transactions-net:
  Class A                                                      (1,003,534,111)      229,943,250
-----------------------------------------------------------------------------------------------
  Class B                                                        (379,705,063)     (146,534,200)
-----------------------------------------------------------------------------------------------
  Class C                                                        (140,312,562)      (49,796,419)
-----------------------------------------------------------------------------------------------
  Class R                                                           2,129,462        14,533,591
-----------------------------------------------------------------------------------------------
  Institutional Class                                              95,235,038        96,937,383
===============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (1,426,187,236)      145,083,605
===============================================================================================
    Net increase (decrease) in net assets                      (1,106,120,216)      839,566,983
===============================================================================================

NET ASSETS:

  Beginning of year                                             7,280,089,118     6,440,522,135
===============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(1,212,806) and $(237,116), respectively)      $ 6,173,968,902    $7,280,089,118
_______________________________________________________________________________________________
===============================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued

AIM BASIC VALUE FUND

     by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class.

AIM BASIC VALUE FUND

Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.725%
--------------------------------------------------------------------
Next $500 million                                             0.70%
--------------------------------------------------------------------
Next $500 million                                             0.675%
--------------------------------------------------------------------
Over $1.5 billion                                             0.65%
 ___________________________________________________________________
====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $250 million                                            0.695%
--------------------------------------------------------------------
Next $250 million                                             0.67%
--------------------------------------------------------------------
Next $500 million                                             0.645%
--------------------------------------------------------------------
Next $1.5 billion                                             0.62%
--------------------------------------------------------------------
Next $2.5 billion                                             0.595%
--------------------------------------------------------------------
Next $2.5 billion                                             0.57%
--------------------------------------------------------------------
Next $2.5 billion                                             0.545%
--------------------------------------------------------------------
Over $10 billion                                              0.52%
 ___________________________________________________________________
====================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended December 31, 2005, AIM waived fees of $3,796,897.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended December 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $60,966.

AIM BASIC VALUE FUND


    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended December 31, 2005, AIM was paid $689,950.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended December 31, 2005, the Fund paid AISI $15,728,241 for Class A, Class B, Class C and Class R share classes and $118,100 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2005, the Class A, Class B, Class C and Class R shares paid $12,295,560, $17,952,088, $6,074,774 and $158,751, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2005, ADI advised the Fund that it retained $473,635 in front-end sales commissions from the sale of Class A shares and $32,015, $466,539, $47,521 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended December 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE           PURCHASE          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      12/31/05         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 49,840,942     $  844,830,475    $  (833,514,280)       $   --        $ 61,157,137     $1,685,096      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            49,840,942        844,830,475       (833,514,280)           --          61,157,137      1,696,782          --
===================================================================================================================================
  Subtotal       $ 99,681,884     $1,689,660,950    $(1,667,028,560)       $   --        $122,314,274     $3,381,878      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE           PURCHASE          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      12/31/05        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $312,297,068     $1,022,080,184    $(1,018,538,911)       $   --        $315,838,341     $  206,982      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           312,297,069      1,018,789,074     (1,015,247,801)           --         315,838,342        208,393          --
===================================================================================================================================
  Subtotal       $624,594,137     $2,040,869,258    $(2,033,786,712)       $   --        $631,676,683     $  415,375      $   --
===================================================================================================================================
  Total          $724,276,021     $3,730,530,208    $(3,700,815,272)       $   --        $753,990,957     $3,797,253      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties

AIM BASIC VALUE FUND

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended December 31, 2005, the Fund engaged in securities purchases of $9,103,524 and sales of $34,655,162, which resulted in net realized gains of $11,019,760.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credit which resulted from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $209,152.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.




    During the year ended December 31, 2005, the Fund paid legal fees of $31,935 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

AIM BASIC VALUE FUND


    At December 31, 2005, securities with an aggregate value of $617,414,111 were on loan to brokers. The loans were secured by cash collateral of $631,676,683 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2005, the Fund received dividends on cash collateral of $415,375 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

There were no ordinary income or long-term capital gain distribution paid during the years ended December 31, 2004 and 2005.


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
----------------------------------------------------------------------------
Unrealized appreciation -- investments                        $1,396,868,787
----------------------------------------------------------------------------
Temporary book/tax differences                                      (329,280)
----------------------------------------------------------------------------
Capital loss carryforward                                        (37,253,587)
----------------------------------------------------------------------------
Post-October currency loss deferral                                 (883,526)
----------------------------------------------------------------------------
Shares of beneficial interest                                  4,815,566,508
============================================================================
Total net assets                                              $6,173,968,902
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on foreign currencies of $(4,240).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund utilized $480,737,921 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund has a capital loss carryforward as of December 31, 2005 which expires as follows:

                                                                          CAPITAL LOSS
EXPIRATION                                                                CARRYFORWARD*
----------------------------------------------------------------------------------------
December 31, 2011                                                           37,253,587
----------------------------------------------------------------------------------------

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2005 was $816,950,547 and $2,164,025,745, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities     $1,704,475,428
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (307,602,401)
==============================================================================
Net unrealized appreciation of investment securities           $1,396,873,027
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $5,486,084,525.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses and foreign currency transactions, on December 31, 2005, undistributed net investment income was increased by $5,164,142, undistributed net realized gain
(loss) was increased by $1,268,495 and shares of beneficial interest decreased by $6,432,637. This reclassification had no effect on the net assets of the Fund.

AIM BASIC VALUE FUND


NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                                CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                         2005(A)                             2004
                                                              ------------------------------    ------------------------------
                                                                SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      19,736,493    $   640,341,766     45,643,967    $ 1,367,897,119
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       3,815,704        116,352,653     11,128,015        316,220,520
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,679,494         51,264,084      4,433,952        125,791,675
------------------------------------------------------------------------------------------------------------------------------
  Class R                                                         377,394         12,207,992        668,236         19,850,960
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           3,829,371        127,599,438      3,074,246         97,385,847
==============================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                       2,610,007         84,694,615      3,531,163        106,295,761
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,773,107)       (84,694,615)    (3,727,321)      (106,295,761)
==============================================================================================================================
Reacquired:
  Class A                                                     (52,930,551)    (1,728,570,492)   (41,338,578)    (1,244,249,630)
------------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (13,460,214)      (411,363,101)   (12,577,796)      (356,458,959)
------------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (6,269,995)      (191,576,646)    (6,194,731)      (175,588,094)
------------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (311,357)       (10,078,530)      (177,088)        (5,317,369)
------------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (974,674)       (32,364,400)       (14,498)          (448,464)
==============================================================================================================================
                                                              (44,671,435)   $(1,426,187,236)     4,449,567    $   145,083,605
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 7% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

AIM BASIC VALUE FUND


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                           CLASS A
                                          --------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                          --------------------------------------------------------------------------
                                             2005               2004          2003          2002             2001
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $    32.42         $    29.24    $    21.86    $    28.44       $    28.41
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                  0.06              (0.03)        (0.06)        (0.04)(a)        (0.02)(a)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                    1.74               3.21          7.44         (6.54)            0.06
====================================================================================================================
    Total from investment operations            1.80               3.18          7.38         (6.58)            0.04
====================================================================================================================
Less distributions:
  Dividends from net investment income            --                 --            --         (0.00)           (0.00)
====================================================================================================================
  Distributions from net realized gains           --                 --            --         (0.00)           (0.01)
====================================================================================================================
    Total distributions                           --                 --            --         (0.00)           (0.01)
====================================================================================================================
Net asset value, end of period            $    34.22         $    32.42    $    29.24    $    21.86       $    28.44
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                 5.55%             10.88%        33.76%       (23.14)%           0.16%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $3,682,420         $4,480,701    $3,812,300    $2,534,964       $2,066,536
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                              1.19%(c)           1.29%         1.34%         1.33%            1.30%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                              1.25%(c)           1.31%         1.34%         1.33%            1.30%
====================================================================================================================
Ratio of net investment income (loss) to
  average net assets                            0.15%(c)          (0.11)%       (0.28)%       (0.17)%          (0.05)%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                           12%                15%           20%           30%              20%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $4,067,937,490.

AIM BASIC VALUE FUND


                                                                           CLASS B
                                         ----------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                         ----------------------------------------------------------------------------
                                            2005               2004          2003          2002               2001
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $    30.62         $    27.80    $    20.91    $    27.38         $    27.54
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                (0.19)             (0.23)        (0.21)        (0.20)(a)          (0.19)(a)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)             1.66               3.05          7.10         (6.27)              0.04
=====================================================================================================================
    Total from investment operations           1.47               2.82          6.89         (6.47)             (0.15)
=====================================================================================================================
Less distributions from net realized
  gains                                          --                 --            --         (0.00)             (0.01)
=====================================================================================================================
Net asset value, end of period           $    32.09         $    30.62    $    27.80    $    20.91         $    27.38
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                4.80%             10.14%        32.95%       (23.63)%            (0.53)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $1,682,608         $1,985,690    $1,946,590    $1,498,499         $1,538,292
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                             1.89%(c)           1.94%         1.99%         1.98%              1.95%
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.95%(c)           1.96%         1.99%         1.98%              1.95%
=====================================================================================================================
Ratio of net investment income (loss)
  to average net assets                       (0.55)%(c)         (0.76)%       (0.93)%       (0.82)%            (0.70)%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                          12%                15%           20%           30%                20%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,795,208,766.


                                                                      CLASS C
                                         ------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------
                                           2005             2004        2003        2002             2001
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  30.61         $  27.79    $  20.91    $  27.38         $  27.54
-----------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)              (0.19)           (0.23)      (0.21)      (0.20)(a)        (0.19)(a)
-----------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)           1.66             3.05        7.09       (6.27)            0.04
===========================================================================================================
    Total from investment operations         1.47             2.82        6.88       (6.47)           (0.15)
===========================================================================================================
Less distributions from net realized
  gains                                        --               --          --       (0.00)           (0.01)
===========================================================================================================
Net asset value, end of period           $  32.08         $  30.61    $  27.79    $  20.91         $  27.38
___________________________________________________________________________________________________________
===========================================================================================================
Total return(b)                              4.80%           10.15%      32.90%     (23.63)%          (0.53)%
___________________________________________________________________________________________________________
===========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                               $566,685         $681,234    $667,412    $518,575         $566,627
___________________________________________________________________________________________________________
===========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers and/or expense
    reimbursements                           1.89%(c)         1.94%       1.99%       1.98%            1.95%
-----------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                           1.95%(c)         1.96%       1.99%       1.98%            1.95%
===========================================================================================================
Ratio of net investment income (loss)
  to average net assets                     (0.55)%(c)       (0.76)%     (0.93)%     (0.82)%          (0.70)%
___________________________________________________________________________________________________________
===========================================================================================================
Portfolio turnover rate                        12%              15%         20%         30%              20%
___________________________________________________________________________________________________________
===========================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $607,477,434.

AIM BASIC VALUE FUND


                                                                                   CLASS R
                                                              -------------------------------------------------
                                                                                                  JUNE 3, 2002
                                                                                                  (DATE SALES
                                                                  YEAR ENDED DECEMBER 31,         COMMENCED) TO
                                                              --------------------------------    DECEMBER 31,
                                                               2005          2004       2003         2002
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 32.28       $ 29.16    $ 21.84       $ 27.54
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.02)        (0.06)     (0.06)        (0.05)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.74          3.18       7.38         (5.65)
===============================================================================================================
    Total from investment operations                             1.72          3.12       7.32         (5.70)
===============================================================================================================
Net asset value, end of period                                $ 34.00       $ 32.28    $ 29.16       $ 21.84
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                                                  5.33%        10.70%     33.52%       (20.70)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $33,049       $29,245    $12,097       $ 1,421
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 1.39%(c)      1.44%      1.49%         1.54%(d)
---------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              1.45%(c)      1.46%      1.49%         1.54%(d)
===============================================================================================================
Ratio of net investment income (loss) to average net assets     (0.05)%(c)    (0.26)%    (0.43)%       (0.37)%(d)
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                                            12%           15%        20%           30%
_______________________________________________________________________________________________________________
===============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $31,750,231.
(d)  Annualized.


                                                                              INSTITUTIONAL CLASS
                                                              ---------------------------------------------------
                                                                                                    MARCH 15,
                                                                                                       2002
                                                                                                    (DATE SALES
                                                                   YEAR ENDED DECEMBER 31,          COMMENCED) TO
                                                              ----------------------------------    DECEMBER 31,
                                                                2005           2004       2003         2002
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  32.96       $  29.56    $ 21.95       $ 29.63
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.17           0.02       0.08          0.06(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.82           3.38       7.53         (7.74)
=================================================================================================================
    Total from investment operations                              1.99           3.40       7.61         (7.68)
=================================================================================================================
Net asset value, end of period                                $  34.95       $  32.96    $ 29.56       $ 21.95
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                   6.04%         11.50%     34.67%       (25.92)%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $209,208       $103,219    $ 2,123       $ 1,471
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  0.72%(c)       0.71%      0.71%         0.81%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               0.78%(c)       0.73%      0.71%         0.81%(d)
=================================================================================================================
Ratio of net investment income to average net assets              0.62%(c)       0.47%      0.35%         0.35%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                             12%            15%        20%           30%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $162,617,886.
(d)  Annualized.

AIM BASIC VALUE FUND

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, this lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM

AIM BASIC VALUE FUND

Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in motions to dismiss shareholder class action and derivative complaints that were filed in unrelated lawsuits. On November 3, 2005, the MDL Court issued short opinions for the most part applying these rulings to the AIM and IFG lawsuits. The MDL Court dismissed all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"). The Court dismissed all claims asserted in the class action complaint but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, (ii) the excessive fee claim under
Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and
(iii) the MDL Court deferred ruling on the "control person liability" claim under Section 48 of the 1940 Act. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

  At the MDL Court's request, the parties submitted proposed orders implementing these rulings in the AIM and IFG lawsuits. The MDL Court has not entered any orders on the motions to dismiss in these lawsuits and it is possible the orders may differ in some respects from the rulings described above. Based on the MDL Court's opinion and both parties' proposed orders, however, all claims asserted against the Funds that have been transferred to the MDL Court will be dismissed, although certain Funds will remain nominal defendants in the derivative lawsuit.

  On December 6, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' omnibus motion to dismiss the ERISA complaints. The ruling was issued in unrelated lawsuits that are similar to the ERISA lawsuits brought against AIM and IFG and related entities. The MDL Court: (i) denied the motion to dismiss on the grounds that the plaintiffs lack standing or that the defendants' investments in company stock are entitled to a presumption of prudence; (ii) granted the motion to dismiss as to defendants not named in the employee benefit plan documents as fiduciaries but gave plaintiffs leave to replead facts sufficient to show that such defendants acted as de facto fiduciaries; and (iii) confirmed plaintiffs' withdrawal of their prohibited transactions and misrepresentations claims.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM BASIC VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Growth Series and Shareholders of AIM Basic Value Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Basic Value Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 17, 2006
Houston, Texas

AIM BASIC VALUE FUND

TRUSTEES AND OFFICERS

As of December 31, 2005



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)

                                                  Formerly: President and Chief Executive    None
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director and President, A I M Advisors,
                                                  Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc.; Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division

                                                  Formerly: Director, Chairman, President    None
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985           Retired
   Trustee

                                                  Formerly: Partner, law firm of Baker &     Badgley Funds, Inc. (registered
                                                  McKenzie                                   investment company (2 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief    None
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First
   Trustee                                        Century Group, Inc. (government affairs
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,         Administaff, and Discovery Global
                                                  Texana Timber LP (sustainable forestry     Education Fund (non-profit)
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM BASIC VALUE FUND

As of December 31, 2005




The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    None
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Senior Vice President and        N/A
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.

                                                  Formerly: Senior Vice President and        N/A
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.

                                                  Formerly: Senior Vice President, AIM       N/A
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714

TAX DISCLOSURES

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended March 31, 2005, June 30, 2005, September 30, 2005 and December 31, 2005 are 8.01%, 8,32%, 9.29% and 10.42% respectively.

          DOMESTIC EQUITY                                  SECTOR EQUITY                            DIVERSIFIED PORTFOLIOS

AIM Aggressive Growth Fund                   AIM Advantage Health Sciences Fund(1)             AIM Income Allocation Fund
AIM Basic Balanced Fund*                     AIM Energy Fund(1)                                AIM International Allocation Fund
AIM Basic Value Fund                         AIM Financial Services Fund(1)
AIM Blue Chip Fund                           AIM Global Health Care Fund
AIM Capital Development Fund                 AIM Global Real Estate Fund
AIM Charter Fund                             AIM Gold & Precious Metals Fund(1)
AIM Constellation Fund                       AIM Leisure Fund(1)
AIM Diversified Dividend Fund                AIM Multi-Sector Fund(1)
AIM Dynamics Fund(1)                         AIM Real Estate Fund(7)
AIM Large Cap Basic Value Fund               AIM Technology Fund(1)
AIM Large Cap Growth Fund                    AIM Utilities Fund(1)
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(2)                            FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                     TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                   AIM Floating Rate Fund
AIM Premier Equity Fund                      AIM High Yield Fund
AIM S&P 500 Index Fund(1)                    AIM Income Fund
AIM Select Equity Fund                       AIM Intermediate Government Fund
AIM Small Cap Equity Fund(3)                 AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(4)                 AIM Money Market Fund
AIM Small Company Growth Fund(1)             AIM Short Term Bond Fund
AIM Summit Fund                              AIM Total Return Bond Fund
AIM Trimark Endeavor Fund                    Premier Portfolio
AIM Trimark Small Companies Fund             Premier U.S.Government Money Portfolio(1)
AIM Weingarten Fund

* Domestic equity and income fund

    INTERNATIONAL/GLOBAL EQUITY              TAX-FREE

AIM Asia Pacific Growth Fund                 AIM High Income Municipal Fund(8)
AIM Developing Markets Fund                  AIM Municipal Bond Fund
AIM European Growth Fund                     AIM Tax-Exempt Cash Fund
AIM European Small Company Fund(5)           AIM Tax-Free Intermediate Fund
AIM Global Aggressive Growth Fund            Premier Tax-Exempt Portfolio
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Value Fund                                AIM ALLOCATION SOLUTIONS
AIM International Core Equity Fund(1)
AIM International Growth Fund                AIM Conservative Allocation Fund
AIM International Small Company Fund(6)      AIM Growth Allocation Fund(9)
AIM Trimark Fund                             AIM Moderate Allocation Fund
                                             AIM Moderate Growth Allocation Fund
                                             AIM Moderately Conservative Allocation Fund


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

AIMinvestments.com                   BVA-AR-1           A I M Distributors, Inc.


                                                      YOUR GOALS. OUR SOLUTIONS.
                                                        --Registered Trademark--

--------------------------------------------------------------------------------
Mutual   Retirement   Annuities    College   Separately   Offshore    Cash                 [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                  Savings   Managed      Products    Management                --Registered Trademark--
                                   Plans     Accounts
--------------------------------------------------------------------------------

                                                AIM CONSERVATIVE ALLOCATION FUND
                               Annual Report to Shareholders o December 31, 2005


                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM CONSERVATIVE ALLOCATION FUND SEEKS TOTAL RETURN CONSISTENT WITH A LOWER LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.


o Unless otherwise stated, information presented in this report is as of December 31, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          may change their investment objectives       o The CUSTOM CONSERVATIVE ALLOCATION
                                             or policies without the approval of the      INDEX used in this report is composed of
o Class B shares are not available as an     Fund. If that were to occur, the Fund        22.5% Russell 3000 Index, 2.5% MSCI EAFE
investment for retirement plans              might be forced to withdraw its              Index, 25% Lehman U.S. Aggregate Bond
maintained pursuant to Section 401 of        investments from the underlying funds at     Index, 40% Lehman 1-3 Year
the Internal Revenue Code, including         a time that is unfavorable to the Fund.      Government/Credit Index, and 10% 3-Month
401(k) plans, money purchase pension                                                      Treasury bill.
plans and profit sharing plans, except       PRINCIPAL RISKS OF INVESTING IN THE
for plans that have existing accounts        UNDERLYING FUNDS                             o The unmanaged Russell
invested in Class B shares.                                                               3000--Registered Trademark-- Index is an
                                             o Investing in a mutual fund that            index of common stocks that measures
o Class R shares are available only to       invests in international securities          performance of the largest 3,000 U.S.
certain retirement plans. Please see the     presents certain risks not associated        companies based on market
prospectus for more information.             with investing solely in the United          capitalization.
                                             States. These include risks relating to
PRINCIPAL RISKS OF INVESTING IN THE FUND     fluctuations in the value of the U.S.        o The unmanaged MSCI Europe, Australasia
                                             dollar relative to the values of other       and the Far East Index (the MSCI EAFE
o The Fund is a "fund of funds," which       currencies, the custody arrangements         --Registered Trademark-- INDEX) is a
means that it invests its assets in          made for the Fund's foreign holdings,        group of foreign securities tracked by
other underlying mutual funds advised by     differences in accounting, political         Morgan Stanley Capital International.
A I M Advisors, Inc.                         risks and the lesser degree of public
                                             information required to be provided by       o The unmanaged LEHMAN U.S. AGGREGATE
o Investors will bear not just their         non-U.S. companies.                          BOND INDEX, which represents the U.S.
share of the Fund's operational                                                           investment-grade fixed-rate bond market
expenses, but also, indirectly, the          o A change in interest rates will affect     (including government and corporate
operating expenses of the underlying         the performance of the Fund's                securities, mortgage pass-through
funds.                                       investments in fixed-income mutual           securities and asset-backed securities),
                                             funds.                                       is compiled by Lehman Brothers.
o The advisor may change the Fund's
asset class allocations, the underlying      o Some of the underlying funds may           o The unmanaged LEHMAN 1-3 YEAR
funds or the target weightings in the        invest in mortgage-backed securities,        GOVERNMENT/CREDIT BOND INDEX, which
underlying funds at its discretion.          which may lose value if mortgages are        represents the performance of short-term
                                             prepaid in response to falling interest      government and investment-grade
o The advisor has the ability to select      rates.                                       corporate debt securities, is compiled
and substitute the underlying funds in                                                    by Lehman Brothers.
which the Fund invests, and may be           o The underlying funds may invest in
subject to potential conflicts of            securities issued or backed by the U.S.      o Lehman Brothers is a global investment
interest in selecting underlying funds       government, its agencies or                  bank.
because it may receive higher fees from      instrumentalities. Such securities offer
certain underlying funds than others.        a high degree of safety and, in the case     o The unmanaged LIPPER INCOME FUND INDEX
However, as a fiduciary to the Fund, the     of government securities, are guaranteed     represents an average of the 30 largest
advisor is required to act in the Fund's     as to timely payment of principal and        income funds tracked by Lipper, Inc., an
best interest when selecting the             interest if held to maturity. Fund           independent mutual fund performance
underlying funds.                            shares are not insured, and their value      monitor.
                                             and yield will vary with market
o There is a risk that the advisor's         conditions.                                  o The unmanaged MSCI WORLD INDEX is a
evaluations and assumptions regarding                                                     group of global securities tracked by
the Fund's broad asset classes or the        ABOUT INDEXES USED IN THIS REPORT            Morgan Stanley Capital International.
underlying funds in which the Fund
invests may be incorrect based on actual     o The unmanaged Standard & Poor's            o The Fund is not managed to track the
market conditions. There can be no           Composite Index of 500 Stocks (the S&P       performance of any particular index,
assurance that the underlying funds will     500--Registered Trademark-- INDEX) is        including the indexes defined here, and
achieve their investment objectives, and     an index of common stocks frequently         consequently, the performance of the
the performance of the underlying funds      used as a general measure of U.S. stock      Fund may deviate significantly from the
may be lower than that of the asset          market performance.                          performance of the indexes.
class they were selected to represent.
The underlying funds                                                                      Continued on Page 7

=============================================================================             ========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                 FUND NASDAQ SYMBOLS
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                        Class A Shares                   ACNAX
=============================================================================             Class B Shares                   ACNBX
                                                                                          Class C Shares                   ACNCX
                                                                                          Class R Shares                   ACNRX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     ========================================

AIMinvestments.com

AIM CONSERVATIVE ALLOCATION FUND


                   DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                   Although many concerns weighed on investors' minds during the year covered by this report, stocks posted gains for the
                   period. Domestically, the broad-based S&P 500 Index returned
[GRAHAM            4.91%. Internationally, Morgan Stanley's MSCI World Index
 PHOTO]            rose 9.49%. Concern about the inflationary potential of
                   rising energy costs was frequently cited as a major cause of market restraint.

                       Within the indexes, there was considerable variability in
                   the performance of different sectors and markets.
                   Domestically, energy sector performance far outpaced all
ROBERT H. GRAHAM   other sectors in the S&P 500 Index, reflecting rising oil and gas prices. Overseas, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                       One could make a strong argument for global
                   diversification of a stock portfolio using the performance data for the year ended December 31, 2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for you.

[WILLIAMSON            A number of key developments affected markets and the
   PHOTO]          economy in 2005:

                        o Hurricane Katrina, which devastated New Orleans in August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the year, with the Conference Board crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                        o   The nation's gross domestic product (GDP), the
MARK H. WILLIAMSON          broadest measure of economic activity, increased at
                            a healthy rate throughout much of the year. The
                            Bureau of Economic Analysis of the U.S. Department of Commerce reported that the nation's GDP grew at annualized rates of 3.8%, 3.3% and 4.1% for the first, second and third quarters of the year, respectively.

                        o For the second straight year, the economy created 2 million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                        o The Federal Reserve Board (the Fed) continued its tightening policy, raising the key federal funds target rate to 4.25% by the end of the year. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                        o Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5 following Hurricane Katrina, had dropped by more than 80 cents by mid-December, according to the U.S. Energy Information Administration.

                       For a discussion of the specific market conditions that
                   affected your Fund and how your Fund was managed during the year, please turn to Page 3.

                   YOUR FUND

                   Further information about the markets, your Fund, and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                   you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                   Sincerely,

                   /s/ ROBERT H. GRAHAM          /s/ MARK H. WILLIAMSON
                   Robert H. Graham              Mark H. Williamson
                   President & Vice Chair,       President, A I M Advisors, Inc.
                   AIM Funds

                   February 9, 2006

                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM CONSERVATIVE ALLOCATION FUND


                   DEAR FELLOW AIM FUND SHAREHOLDERS:

                   Having completed a year of transition and change at AIM
                   Funds--as well as my first full year as your board's
  [CROCKETT        independent chair--I can assure you that shareholder
    PHOTO]         interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                       Some highlights of 2005 board activity:

                        o   Board approval of voluntary fee reductions, which
 BRUCE L. CROCKETT          are saving shareholders more than $20 million
                            annually, based on asset levels of March 31, 2005.

                        o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                        o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                       In 2006, your board will continue to focus on reducing
                   costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                   independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

                       Your board welcomes your views. Please mail them to me at
                   AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.



                   Sincerely,

                   /s/ BRUCE L. CROCKETT


                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds

                   February 9, 2006

AIM CONSERVATIVE ALLOCATION FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                                                                                          based on the individual fund objectives,
                                                                                          investment strategies and management
=====================================================================================     techniques.
PERFORMANCE SUMMARY                          ========================================
                                             FUND VS. INDEXES                                While the weightings of various
The Fund produced positive performance                                                    underlying funds in the portfolio may
at net asset value for the year ended        Total returns, 12/31/04--12/31/05,           vary from their targets during the year
December 31,2005.                            excluding applicable sales charges. If       due to market movements, we rebalance
                                             sales charges were included, returns         the portfolio annually to maintain its
   The Fund's emphasis on fixed-income       would be lower.                              target asset class allocations.
holdings (approximately 65% + 10% in
cash equivalents) served as ballast          Class A Shares                     3.44%     MARKET CONDITIONS AND YOUR FUND
during much of the year, helping
stabilize Fund results against               Class B Shares                     2.76      Equity markets experienced considerable
equity-market volatility. However,                                                        volatility during the year. Investors
because the bond funds had more modest       Class C Shares                     2.76      endured record-high oil and gas prices,
returns than the stock funds, the Fund                                                    a volatile U.S. dollar and rising
underperformed the S&P 500 Index of          Class R Shares                     3.18      interest rates. Nevertheless, corporate
common stocks. However, the Fund                                                          spending and earnings continued to
performed in-line with the Custom            S&P 500 Index (Broad Market                  improve, and the domestic equity market
Conservative Allocation Index, which           Index)                           4.91      finished the year with positive returns.
approximates the performance of the
types of holdings owned by the Fund's        Custom Conservative Allocation                  Most broad equity market sectors had
underlying funds.                              Index (Style-specific Index)     3.39      muted or negative returns for the year
                                                                                          with the exception of energy and
                                             Lipper Income Fund Index                     utilities. Energy rallied in response to
                                             (Peer Group Index)                 3.61      the high oil prices, and utilities
                                                                                          benefited from continued strong demand
                                             SOURCE: LIPPER, INC.                         in relation to the available production
                                             ========================================     capacity.
                                                Your Fund's long-term performance is
                                             shown on Pages 6 and 7 of this report.          International equity markets posted
=====================================================================================     another year of strong performance,
                                                                                          significantly out-performing the
HOW WE INVEST                                   This broad diversification is             domestic equity market for the fourth
                                             designed to maximize the probability         consecutive year.
The Fund invests in nine underlying          that during any given period, the
funds diversified among asset classes        portfolio will be exposed to market             Within the Fund's 25% equity
(stocks, bonds and cash), investment         areas that perform well, while also          component, all six underlying equity
styles (growth, value and blend/core),       minimizing volatility by limiting            funds made positive contributions to
regions (domestic and international) and     exposure to any area of the market that      performance in the period. Additionally,
market capitalizations (mid and large).      may be underperforming.                      two of the funds finished the year with
These underlying funds include three                                                      double-digit returns, making especially
bond funds, which represent 65% of the          We determine target asset class           significant contributions to Fund
portfolio, and six stock funds, which        weightings and underlying fund               results:
represent 25%. The portfolio also            selections for the Fund and also monitor
maintains a 10% target allocation in         the Fund on an ongoing basis. The            o AIM Multi-Sector Fund's results
cash equivalents.                            underlying funds are actively managed by     benefited from the strong performance of
                                             their respective management teams            the fund's

                                                                                                                       (continued)


====================================================================================================================================

PORTFOLIO COMPOSITION
                                                                                             TARGET           % OF TOTAL NET ASSETS
ASSET CLASS                                           FUND                                  ALLOCATION              AS OF 12/31/05
Large Cap Value                                       AIM Large Cap Basic Value Fund            5.0%                    5.2%
Large Cap Growth                                      AIM Large Cap Growth Fund                 5.0                     5.3
Large Cap Blend                                       AIM Charter Fund                          5.0                     5.2
Mid Cap Blend                                         AIM Trimark Endeavor Fund                 5.0                     5.2
International/Global Blend                            AIM International Core Equity Fund        2.5                     2.7
Sector                                                AIM Multi-Sector Fund                     2.5                     2.7
Intermediate Term Investment Grade                    AIM Total Return Bond Fund               25.0                    24.5
Short Term Investment Grade                           AIM Short Term Bond Fund                 25.0                    24.7
Short Term Investment Grade                           AIM Limited Maturity Treasury Fund       15.0                    14.8
Cash Equivalents Plus Other Assets Less Liabilities                                            10.0                     9.7

                                                                                          TOTAL NET ASSETS        $71.7 MILLION

The Fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge. The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.

====================================================================================================================================

AIM CONSERVATIVE ALLOCATION FUND

energy holdings early in the period,            The positive results of the Fund                      GARY WENDLER, Senior Vice
despite a correction toward the end of       demonstrate the advantages of                            President, is manager of AIM
2005. The fund's performance was also        diversification. The Fund benefited from     [WENDLER    Conservative Allocation
boosted by a fourth-quarter rally in         strong performance in a variety of             PHOTO]    Fund. He began his career in
the information technology sector, led       different areas of the equity markets--                  the investment industry in
by new consumer electronics products and     including holdings diversified across        1986 and joined AIM in 1995. Mr. Wendler
internet-related services. Health care       market capitalization ranges, sectors        holds a B.B.A. in finance from Texas A&M
and financials holdings also made strong     and geographic regions. The Fund's           University.
contributions.                               fixed-income holdings provided a further
                                             boost and served as ballast, helping to
o AIM International Core Equity Fund's       counteract the volatility of the equity
performance was driven in large part by      holdings.
the vigor of the international stock
market during the period. In particular,     IN CLOSING
the fund's results were boosted by heavy
exposure to European financial stocks,       AIM Conservative Allocation Fund is
which benefited from a historically low      intended for the investor with a
interest-rate environment.                   relatively low risk tolerance. To
                                             fulfill that requirement, the Fund was
   The U.S. fixed-income market              designed to improve investors' chances
experienced a flattening of the yield        that during any given period, the
curve during the year, as short-term         portfolio would include some market
interest rates rose and longer-term          areas that would perform well, and limit
rates held steady or declined. Though        exposure to any market areas that might
gross domestic product growth remained       be underperforming. The percentage of
moderate, concerns about inflation led       the Fund's net assets invested in each
the Federal Reserve to continue              of the underlying funds was set at
gradually raising short-term interest        target levels at the Fund's inception to
rates. Meanwhile, stagnant job growth,       provide broad diversification across
uncertainty about employment and             asset classes, investment styles,
overseas demand for U.S. Treasuries          regions and market capitalizations.
caused long-term rates to hold steady or
retreat during the year. As a result,           We remain committed to these
short-term rates increased significantly     strategies, and as always, we thank you
while long-term rates were generally         for your continued investment in AIM
flat to down.                                Conservative Allocation Fund.

   In this environment, the Fund's 25%          The views and opinions expressed in
allocation to AIM Total Return Bond Fund     management's discussion of Fund
made the largest contribution to             performance are those of A I M Advisors,
portfolio return, and the other two          Inc. These views and opinions are subject
fixed-income funds, AIM Short Term Bond      to change at any time based on factors
Fund and AIM Limited Maturity Treasury       such as market and economic conditions.
Fund, also contributed positively.           These views and opinions may not be
                                             relied upon as investment advice or
   AIM Total Return Bond Fund was            recommendations, or as an offer for a
managed with an expectation that             particular security. The information is
interest rates would continue to rise.       not a complete analysis of every aspect
AIM Total Return Bond Fund provides          of any market, country, industry,
broad exposure to the U.S. investment-       security or the Fund. Statements of fact
grade bond market by investing in the        are from sources considered reliable, but
three broad sectors that make up the         A I M Advisors, Inc. makes no
Lehman U.S. Aggregate Bond Index: U.S.       representation or warranty as to their
government bonds (including Treasuries       completeness or accuracy. Although
and agencies), mortgage- and                 historical performance is no guarantee of
asset-backed securities, and                 future results, these insights may help
investment-grade corporate bonds. The        you understand our investment management
fund's managers maintained a duration (a     philosophy.
measure of a fund's price sensitivity to
interest rate changes) slightly shorter            See important Fund and index
than the Lehman U.S. Aggregate Bond              disclosures inside front cover.
Index, a measure of the performance of                                                              [RIGHT ARROW GRAPHIC]
U.S. investment-grade bonds. This
defensive posture benefited AIM Total                                                     FOR A PRESENTATION OF YOUR FUND'S
Return Bond Fund's performance in this                                                    LONG-TERM PERFORMANCE RECORD,
environment.                                                                              PLEASE SEE PAGES 6 AND 7.

AIM CONSERVATIVE ALLOCATION FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      because the underlying funds have varied     result by the number in the table under
                                             expenses and fee levels and the Fund may     the heading entitled "Actual Expenses
As a shareholder of the Fund, you incur      own different proportions of the             Paid During Period" to estimate the
two types of costs: (1) transaction          underlying funds at different times.         expenses you paid on your account during
costs, which may include sales charges       Estimated underlying fund expenses are       this period.
(loads) on purchase payments; contingent     not expenses that are incurred directly
deferred sales charges on redemptions;       by your Fund. They are expenses that are     HYPOTHETICAL EXAMPLE FOR
and redemption fees, if any; and (2)         incurred directly by the underlying          COMPARISON PURPOSES
ongoing costs, including distribution        funds and are deducted from the value of
and/or service fees (12b-1); and other       the funds your Fund invests in. The          The table below also provides
Fund expenses. This example is intended      effect of the estimated underlying fund      information about hypothetical account
to help you understand your ongoing          expenses that you bear indirectly is         values and hypothetical expenses based
costs (in dollars) of investing in the       included in your Fund's total return.        on the Fund's actual expense ratio and
Fund and to compare these costs with                                                      an assumed rate of return of 5% per year
ongoing costs of investing in other          ACTUAL EXPENSES                              before expenses, which is not the Fund's
mutual funds. The example is based on an                                                  actual return. The Fund's actual
investment of $1,000 invested at the         The table below provides information         cumulative total returns at net asset
beginning of the period and held for the     about actual account values and actual       value after expenses for the six months
entire period July 1, 2005, through          expenses. You may use the information in     ended December 31, 2005, appear in the
December 31, 2005.                           this table, together with the amount you     table "Cumulative Total Returns" on Page
                                             invested, to estimate the expenses that      7.
   In addition to the fees and expenses      you paid over the period. Simply divide
which the Fund bears directly, the Fund      your account value by $1,000 (for               The hypothetical account values and
indirectly bears a pro rata share of the     example, an $8,600 account value divided     expenses may not be used to estimate the
fees and expenses of the underlying          by $1,000 = 8.6), then multiply the          actual ending account balance or
funds in which your Fund invests. The                                                     expenses you paid for the period. You
amount of fees and expenses incurred                                                      may use this information to compare the
indirectly by your Fund will vary                                                         ongoing costs of

                                                                                          Continued on Page 6

====================================================================================================================================

                                               ACTUAL                                       HYPOTHETICAL
                                                                               (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING              ENDING             EXPENSES             ENDING              EXPENSES           ANNUALIZED
SHARE         ACCOUNT VALUE         ACCOUNT VALUE        PAID DURING        ACCOUNT VALUE         PAID DURING          EXPENSE
CLASS           (7/01/05)           (12/31/05)(1)        PERIOD(2),(3)        (12/31/05)          PERIOD(2),(4)         RATIO
A               $1,000.00             $1,024.50             $2.30              $1,022.94              $2.29              0.45%
B                1,000.00              1,020.70              6.11               1,019.16               6.11              1.20
C                1,000.00              1,020.70              6.11               1,019.16               6.11              1.20
R                1,000.00              1,023.90              3.57               1,021.68               3.57              0.70

(1)  The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2005, appear in the table "Cumulative Total Returns" on Page 7.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective on January 1, 2006, the advisor contractually agreed to waive fees or reimburse expenses to the extent necessary to limit other expenses on Class A, B, C and R shares to 0.23%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.48%, 1.23%, 1.23% and 0.73% for the Class A, B, C and R shares, respectively.

(3)  The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $2.45, $6.26, $6.26 and $3.72 for the Class A, B, C and R shares, respectively.

(4)  The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $2.45, $6.26, $6.26 and $3.72 for the Class A, B, C and R shares, respectively.

====================================================================================================================================

                                          [ARROW
                                          BUTTON      For More Information Visit
                                          IMAGE]      AIMinvestments.com

AIM CONSERVATIVE ALLOCATION FUND





YOUR FUND'S LONG-TERM PERFORMANCE

      RESULTS OF A $10,000 INVESTMENT

      Fund and index data from 4/30/04

                                [MOUNTAIN CHART]

====================================================================================================================================
DATE      AIM CONSERVATIVE    AIM CONSERVATIVE    AIM CONSERVATIVE    AIM CONSERVATIVE  CUSTOM CONSERVATIVE  LIPPER INCOME  S&P 500
          ALLOCATION FUND-    ALLOCATION FUND-    ALLOCATION FUND-    ALLOCATION FUND-       ALLOCATION        FUND INDEX    INDEX
           CLASS A SHARES      CLASS B SHARES      CLASS C SHARES      CLASS R SHARES          INDEX
4/30/04       $9450           $    10000          $    10000          $    10000         $    10000          $    10000     $  10000
5/04           9469                10010               10010               10010              10018               10004        10137
6/04           9545                10080               10080               10090              10086               10110        10334
7/04           9479                10000               10000               10020              10035               10035         9992
8/04           9526                10050               10040               10071              10126               10138        10032
9/04           9592                10111               10111               10141              10173               10247        10141
10/04          9649                10160               10160               10201              10256               10373        10296
11/04          9733                10251               10251               10291              10342               10555        10712
12/04          9846                10359               10359               10405              10472               10759        11077
1/05           9808                10319               10309               10364              10422               10672        10807
2/05           9846                10359               10359               10405              10464               10751        11034
3/05           9799                10299               10289               10334              10403               10616        10839
4/05           9780                10269               10268               10324              10408               10584        10633
5/05           9876                10370               10369               10425              10545               10748        10971
6/05           9943                10430               10429               10485              10592               10853        10987
7/05          10001                10480               10479               10546              10665               10979        11395
8/05          10039                10520               10519               10586              10714               11033        11291
9/05          10039                10509               10508               10576              10711               11046        11383
10/05          9972                10439               10427               10515              10639               10901        11193
11/05         10095                10560               10559               10647              10767               11056        11616
12/05         10187                10245               10645               10735              10828               11147        11620

====================================================================================================================================
                                                                                                                 SOURCE: LIPPER,INC.

Past performance cannot guarantee            investment in the Fund at the close of       not. Performance shown in the chart and
comparable future results.                   the reporting period and paid the            tables does not reflect deduction of
                                             applicable contingent deferred sales         taxes a shareholder would pay on Fund
   The data shown in the chart include       charges. Index results include               distributions or sale of Fund shares.
reinvested distributions, applicable         reinvested dividends, but they do not        Performance of the indexes does not
sales charges, Fund expenses and             reflect sales charges. Performance of an     reflect the effects of taxes.
management fees. Results for Class B         index of funds reflects fund expenses
shares are calculated as if a                and management fees; performance of a
hypothetical shareholder had liquidated      market index does
his entire








Continued from Page 5

investing in the Fund and other funds.       costs, such as sales charges (loads) on      expenses shown in the table do not
To do so, compare this 5% hypothetical       purchase payments, contingent deferred       include the expenses of the underlying
example with the 5% hypothetical             sales charges on redemptions, and            funds, which are borne indirectly by the
examples that appear in the shareholder      redemption fees, if any. Therefore, the      Fund. If transactional costs and
reports of the other funds.                  hypothetical information is useful in        indirect expenses were included, your
                                             comparing ongoing costs only, and will       costs would have been higher.
   Please note that the expenses shown       not help you determine the relative
in the table are meant to highlight your     total costs of owning different funds.
ongoing costs only and do not reflect        In addition,
any transactional

AIM CONSERVATIVE ALLOCATION FUND

========================================

AVERAGE ANNUAL TOTAL RETURNS                 THE PERFORMANCE DATA QUOTED REPRESENT        5% BEGINNING AT THE TIME OF PURCHASE TO
                                             PAST PERFORMANCE AND CANNOT GUARANTEE        0% AT THE BEGINNING OF THE SEVENTH YEAR.
As of 12/31/05,including applicable          COMPARABLE FUTURE RESULTS; CURRENT           THE CDSC ON CLASS C SHARES IS 1% FOR THE
sales charges                                PERFORMANCE MAY BE LOWER OR HIGHER.          FIRST YEAR AFTER PURCHASE. CLASS R
                                             PLEASE VISIT AIMinvestments.com FOR THE      SHARES DO NOT HAVE A FRONT-END SALES
CLASS A SHARES                               MOST RECENT MONTH-END PERFORMANCE.           CHARGE; RETURNS SHOWN ARE AT NET ASSET
Inception (4/30/04)                1.12%     PERFORMANCE FIGURES REFLECT REINVESTED       VALUE AND DO NOT REFLECT A 0.75% CDSC
 1 Year                           -2.24      DISTRIBUTIONS, CHANGES IN NET ASSET          THAT MAY BE IMPOSED ON A TOTAL
                                             VALUE AND THE EFFECT OF THE MAXIMUM          REDEMPTION OF RETIREMENT PLAN ASSETS
CLASS B SHARES                               SALES CHARGE UNLESS OTHERWISE STATED.        WITHIN THE FIRST YEAR.
Inception (4/30/04)                1.46%     INVESTMENT RETURN AND PRINCIPAL VALUE
 1 Year                           -2.24      WILL FLUCTUATE SO THAT YOU MAY HAVE A           THE PERFORMANCE OF THE FUND'S SHARE
                                             GAIN OR LOSS WHEN YOU SELL SHARES.           CLASSES WILL DIFFER DUE TO DIFFERENT
CLASS C SHARES                                                                            SALES CHARGE STRUCTURES AND CLASS
Inception (4/30/04)                3.81%        CLASS A SHARE PERFORMANCE REFLECTS        EXPENSES.
 1 Year                            1.76      THE MAXIMUM 5.50% SALES CHARGE, AND
                                             CLASS B AND CLASS C SHARE PERFORMANCE           HAD THE ADVISOR NOT WAIVED FEES
CLASS R SHARES                               REFLECTS THE APPLICABLE CONTINGENT           AND/OR REIMBURSED EXPENSES, PERFORMANCE
Inception (4/30/04)                4.34%     DEFERRED SALES CHARGE (CDSC) FOR THE         WOULD HAVE BEEN LOWER.
 1 Year                            3.18      PERIOD INVOLVED. THE CDSC ON CLASS B
                                             SHARES DECLINES FROM
========================================

CUMULATIVE TOTAL RETURNS

6 months ended 12/31/05,excluding
applicable sales charges

Class A Shares                     2.45%
Class B Shares                     2.07
Class C Shares                     2.07
Class R Shares                     2.39

========================================















Continued from inside front cover

o A direct investment cannot be made in      o The Conference Board is a                  operation of the Public Reference Room,
an index. Unless otherwise indicated,        not-for-profit organization that             including information about duplicating
index results include reinvested             conducts research and publishes              fee charges, by calling 202-942-8090 or
dividends, and they do not reflect sales     information and analysis to help             800-732-0330, or by electronic request at
charges. Performance of an index of          businesses strengthen their performance.     the following e-mail address:
funds reflects fund expenses;                                                             publicinfo@sec.gov. The SEC file numbers
performance of a market index does not.      The Fund provides a complete list of its     for the Fund are 811-02699 and 2-57526.
                                             holdings four times in each fiscal year,
OTHER INFORMATION                            at the quarter-ends. For the second and      A description of the policies and
                                             fourth quarters, the lists appear in the     procedures that the Fund uses to
o The returns shown in management's          Fund's semiannual and annual reports to      determine how to vote proxies relating
discussion of Fund performance are based     shareholders. For the first and third        to portfolio securities is available
on net asset values calculated for           quarters, the Fund files the lists with      without charge, upon request, from our
shareholder transactions. Generally          the Securities and Exchange Commission       Client Services department at
accepted accounting principles require       (SEC) on Form N-Q. The most recent list      800-959-4246 or on the AIM Web site,
adjustments to be made to the net assets     of portfolio holdings is available at        AIMinvestments.com. On the home page,
of the Fund at period end for financial      AIMinvestments.com. From our home page,      scroll down and click on AIM Funds Proxy
reporting purposes, and as such, the net     click on Products & Performance, then        Policy. The information is also
asset values for shareholder                 Mutual Funds, then Fund Overview. Select     available on the SEC Web site, sec.gov.
transactions and the returns based on        your Fund from the drop-down menu and
those net asset values may differ from       click on Complete Quarterly Holdings.        Information regarding how the Fund voted
the net asset values and returns             Shareholders can also look up the Fund's     proxies related to its portfolio
reported in the Financial Highlights.        Forms N-Q on the SEC's Web site at           securities during the 12 months ended
                                             sec.gov. Copies of the Fund's Forms N-Q      June 30, 2005, is available at our Web
                                             may be reviewed and copied at the SEC's      site. Go to AIMinvestments.com, access
                                             Public Reference Room at 450 Fifth           the About Us tab, click on Required
                                             Street, N.W., Washington, D.C.               Notices and then click on Proxy Voting
                                             20549-0102. You can obtain information       Activity. Next, select the Fund from the
                                             on the                                       drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

AIM CONSERVATIVE ALLOCATION FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Growth          o The nature and extent of the advisory      o Expense limitations and fee waivers.
Series (the "Board") oversees the            services to be provided by AIM. The          The Board noted that AIM has
management of AIM Conservative               Board reviewed the services to be            contractually agreed to waive fees
Allocation Fund (the "Fund") and, as         provided by AIM under the Advisory           and/or limit expenses of the Fund
required by law, determines annually         Agreement. Based on such review, the         through December 31, 2005 in an amount
whether to approve the continuance of        Board concluded that the range of            necessary to limit other expenses to a
the Fund's advisory agreement with A I M     services to be provided by AIM under the     specified percentage of average daily
Advisors, Inc. ("AIM"). Based upon the       Advisory Agreement was appropriate and       net assets for each class of the Fund.
recommendation of the Investments            that AIM currently is providing services     The Board considered the contractual
Committee of the Board, which is             in accordance with the terms of the          nature of this fee waiver/expense
comprised solely of independent              Advisory Agreement.                          limitation and noted that it remains in
trustees, at a meeting held on June 30,                                                   effect through December 31, 2005. The
2005, the Board, including all of the        o The quality of services to be provided     Board considered the effect this fee
independent trustees, approved the           by AIM. The Board reviewed the               waiver/expense limitation would have on
continuance of the advisory agreement        credentials and experience of the            the Fund's estimated expenses and
(the "Advisory Agreement") between the       officers and employees of AIM who will       concluded that the levels of fee
Fund and AIM for another year, effective     provide investment advisory services to      waivers/expense limitations for the Fund
July 1, 2005.                                the Fund. In reviewing the                   were fair and reasonable.
                                             qualifications of AIM to provide
   The Board considered the factors          investment advisory services, the Board      o Breakpoints and economies of scale.
discussed below in evaluating the            reviewed the qualifications of AIM's         The Board noted that AIM does not charge
fairness and reasonableness of the           investment personnel and considered such     the Fund any advisory fees pursuant to
Advisory Agreement at the meeting on         issues as AIM's portfolio and product        the Advisory Agreement, although the
June 30, 2005 and as part of the Board's     review process, various back office          underlying funds in which the Fund
ongoing oversight of the Fund. In their      support functions provided by AIM and        invests pay AIM advisory fees.
deliberations, the Board and the             AIM's equity and fixed income trading
independent trustees did not identify        operations. Based on the review of these     o Investments in affiliated money market
any particular factor that was               and other factors, the Board concluded       funds. Not applicable because the Fund
controlling, and each trustee attributed     that the quality of services to be           does not invest in affiliated money
different weights to the various             provided by AIM was appropriate and that     market funds.
factors.                                     AIM currently is providing satisfactory
                                             services in accordance with the terms of     o Independent written evaluation and
   One of the responsibilities of the        the Advisory Agreement.                      recommendations of the Fund's Senior
Senior Officer of the Fund, who is                                                        Officer. The Board noted that, upon
independent of AIM and AIM's affiliates,     o The performance of the Fund relative       their direction, the Senior Officer of
is to manage the process by which the        to comparable funds. Not applicable          the Fund, who is independent of AIM and
Fund's proposed management fees are          because the Fund has recently commenced      AIM's affiliates, had prepared an
negotiated to ensure that they are           operations.                                  independent written evaluation in order
negotiated in a manner which is at arm's                                                  to assist the Board in determining the
length and reasonable. To that end, the      o The performance of the Fund relative       reasonableness of the proposed
Senior Officer must either supervise a       to indices. Not applicable because the       management fees of the AIM Funds,
competitive bidding process or prepare       Fund has recently commenced operations.      including the Fund. The Board noted that
an independent written evaluation. The                                                    the Senior Officer's written evaluation
Senior Officer has recommended an            o Meeting with the Fund's portfolio          had been relied upon by the Board in
independent written evaluation in lieu       managers and investment personnel. With      this regard in lieu of a competitive
of a competitive bidding process and,        respect to the Fund, the Board is            bidding process. In determining whether
upon the direction of the Board, has         meeting periodically with such Fund's        to continue the Advisory Agreement for
prepared such an independent written         portfolio managers and/or other              the Fund, the Board considered the
evaluation. Such written evaluation also     investment personnel and believes that       Senior Officer's written evaluation and
considered certain of the factors            such individuals are competent and able      the recommendation made by the Senior
discussed below. In addition, as             to continue to carry out their               Officer to the Board that the Board
discussed below, the Senior Officer made     responsibilities under the Advisory          consider implementing a process to
certain recommendations to the Board in      Agreement.                                   assist them in more closely monitoring
connection with such written evaluation.                                                  the performance of the AIM Funds. The
                                             o Overall performance of AIM. The Board      Board concluded that it would be
   The discussion below serves as a          considered the overall performance of        advisable to implement such a process as
summary of the Senior Officer's              AIM in providing investment advisory and     soon as reasonably practicable.
independent written evaluation and           portfolio administrative services to the
recommendations to the Board in              Fund and concluded that such performance     o Profitability of AIM and its
connection therewith, as well as a           was satisfactory.                            affiliates. The Board noted that AIM
discussion of the material factors and                                                    does not charge the Fund any advisory
the conclusions with respect thereto         o Fees relative to those of clients of       fees pursuant to the Advisory Agreement,
that formed the basis for the Board's        AIM with comparable investment               although the underlying funds in which
approval of the Advisory Agreement.          strategies. The Board noted that AIM         the Fund invests pay AIM advisory fees.
After consideration of all of the            does not charge the Fund any advisory
factors below and based on its informed      fees pursuant to the Advisory Agreement,     o Benefits of soft dollars to AIM. The
business judgment, the Board determined      although the underlying funds in which       Board considered the benefits realized
that the Advisory Agreement is in the        the Fund invests pay AIM advisory fees.      by AIM as a result of brokerage
best interests of the Fund and its                                                        transactions executed through "soft
shareholders and that the compensation       o Fees relative to those of comparable       dollar" arrangements. Under these
to AIM under the Advisory Agreement is       funds with other advisors. The Board         arrangements, brokerage commissions paid
fair and reasonable and would have been      noted that AIM does not charge the Fund      by the Fund and/or other funds advised
obtained through arm's length                any advisory fees pursuant to the            by AIM are used to pay for research and
negotiations.                                Advisory Agreement, although the             execution services. This research is
                                             underlying funds in which the Fund           used by AIM in making investment
                                             invests pay AIM advisory fees.               decisions for the Fund. The Board
                                                                                          concluded that such arrangements were
                                                                                          appropriate.

                                                                                                                       (continued)


AIM CONSERVATIVE ALLOCATION FUND

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory
Agreement, and concluded that AIM has
the financial resources necessary to
fulfill its obligations under the
Advisory Agreement.

o Historical relationship between the
Fund and AIM. In determining whether to
continue the Advisory Agreement for the
Fund, the Board also considered the
prior relationship between AIM and the
Fund, as well as the Board's knowledge
of AIM's operations, and concluded that
it was beneficial to maintain the
current relationship, in part, because
of such knowledge. The Board also
reviewed the general nature of the
non-investment advisory services
currently performed by AIM and its
affiliates, such as administrative,
transfer agency and distribution
services, and the fees received by AIM
and its affiliates for performing such
services. In addition to reviewing such
services, the trustees also considered
the organizational structure employed by
AIM and its affiliates to provide those
services. Based on the review of these
and other factors, the Board concluded
that AIM and its affiliates were
qualified to continue to provide
non-investment advisory services to the
Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

o Other factors and current trends. In
determining whether to continue the
Advisory Agreement for the Fund, the
Board considered the fact that AIM,
along with others in the mutual fund
industry, is subject to regulatory
inquiries and litigation related to a
wide range of issues. The Board also
considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory
Agreement for the Fund.

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/05


AIM CONSERVATIVE ALLOCATION FUND

                                             ===========================================   PLEASE NOTE THAT PAST PERFORMANCE IS NOT
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                  INDICATIVE OF FUTURE RESULTS. MORE RECENT
                                             For periods ended 12/31/05                    RETURNS MAY BE MORE OR LESS THAN THOSE
The following information has been                                                         SHOWN. ALL RETURNS ASSUME REINVESTMENT OF
prepared to provide Institutional Class      Inception (4/30/04)                   4.86%   DISTRIBUTIONS AT NAV. INVESTMENT RETURN
shareholders with a performance overview     1 Year                                3.79    AND PRINCIPAL VALUE WILL FLUCTUATE SO
specific to their holdings. Institutional    6 Months*                             2.50    YOUR SHARES, WHEN REDEEMED, MAY BE WORTH
Class shares are offered exclusively to                                                    MORE OR LESS THAN THEIR ORIGINAL COST.
institutional investors, including           *Cumulative total return that has not         SEE FULL REPORT FOR INFORMATION ON
defined contribution plans that meet          been annualized                              COMPARATIVE BENCHMARKS. PLEASE CONSULT
certain criteria.                            ===========================================   YOUR FUND PROSPECTUS FOR MORE
                                                                                           INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES      MONTH-END PERFORMANCE, PLEASE CALL
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET      800-451-4246 OR VISIT AIMinvestments.com.
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             DUE TO DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.












====================================

NASDAQ SYMBOL                  ACNIX

====================================


                                                                                       Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

                                                FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                      [YOUR GOALS. OUR SOLUTIONS.]               [AIM INVESTMENTS LOGO APPEARS HERE]
                                                        --Registered Trademark--                       --Registered Trademark--

AIMinvestments.com                 CAL-INS-1            A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                  The hypothetical account values and
                                                                                           expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information          actual ending account balance or expenses
ongoing costs. This example is intended      about actual account values and actual        you paid for the period. You may use this
to help you understand your ongoing costs    expenses. You may use the information in      information to compare the ongoing costs
(in dollars) of investing in the Fund and    this table, together with the amount you      of investing in the Fund and other funds.
to compare these costs with ongoing costs    invested, to estimate the expenses that       To do so, compare this 5% hypothetical
of investing in other mutual funds. The      you paid over the period. Simply divide       example with the 5% hypothetical examples
example is based on an investment of         your account value by $1,000 (for             that appear in the shareholder reports of
$1,000 invested at the beginning of the      example, an $8,600 account value divided      the other funds.
period and held for the entire period        by $1,000 = 8.6), then multiply the
July 1, 2005, through December 31, 2005.     result by the number in the table under          Please note that the expenses shown in
                                             the heading entitled "Actual Expenses         the table are meant to highlight your
   In addition to the fees and expenses,     Paid During Period" to estimate the           ongoing costs only. Therefore, the
which the Fund bears directly, the Fund      expenses you paid on your account during      hypothetical information is useful in
indirectly bears a pro rata share of the     this period.                                  comparing ongoing costs only, and will
fees and expenses of the underlying funds                                                  not help you determine the relative total
in which your Fund invests. The amount of    HYPOTHETICAL EXAMPLE FOR COMPARISON           costs of owning different funds. In
fees and expenses incurred indirectly by     PURPOSES                                      addition, expenses shown in the table do
your Fund will vary because the                                                            not include the expenses of the
underlying funds have varied expenses and    The table below also provides information     underlying funds, which are borne
fee levels and the Fund may own different    about hypothetical account values and         indirectly by the Fund. If transaction
proportions of the underlying funds at       hypothetical expenses based on the Fund's     costs and indirect expenses were
different times. Estimated underlying        actual expense ratio and an assumed rate      included, your costs would have been
fund expenses are not expenses that are      of return of 5% per year before expenses,     higher.
incurred directly by your Fund. They are     which is not the Fund's actual return.
expenses that are incurred directly by       The Fund's actual cumulative total return
the underlying funds and are deducted        after expenses for the six months ended
from the value of the funds your Fund        December 31, 2005, appears in the table
invests in. The effect of the estimated      on the front of this supplement.
underlying fund expenses that you bear
indirectly are included in your Fund's
total return.



====================================================================================================================================
                                                                                  HYPOTHETICAL
                                               ACTUAL                  (5% ANNUAL RETURN BEFORE EXPENSES)

                     BEGINNING         ENDING           EXPENSES            ENDING          EXPENSES          ANNUALIZED
    SHARE          ACCOUNT VALUE    ACCOUNT VALUE      PAID DURING       ACCOUNT VALUE     PAID DURING         EXPENSE
    CLASS            (7/1/05)       (12/31/05)(1)     PERIOD(2),(3)       (12/31/05)      PERIOD(2),(4)         RATIO
Institutional        $1,000.00        $1,025.00           $1.02           $1,024.20           $1.02             0.20%


(1)  The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2005, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. Effective on January 1, 2006, the advisor contractually agreed to waive fees or reimburse expenses to the extent necessary to limit other expenses on Institutional Class shares to
     0.23%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.23% for the Institutional Class shares.

(3)  The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $1.17 for the Institutional Class shares.

(4)  The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $1.17 for the Institutional Class shares.
====================================================================================================================================

AIMinvestments.com                 CAL-INS-1            A I M Distributors, Inc.

AIM CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

December 31, 2005

                                                               CHANGE IN
                                                PROCEEDS       UNREALIZED
                    VALUE        PURCHASES        FROM        APPRECIATION     REALIZED      DIVIDEND     SHARES        VALUE
                   12/31/04       AT COST        SALES       (DEPRECIATION)   GAIN (LOSS)     INCOME     12/31/05     12/31/05
--------------------------------------------------------------------------------------------------------------------------------
SCHEDULE OF
  INVESTMENTS
  IN AFFILIATED
  ISSUERS-90.30%(A)

AIM Charter
Fund-Institutional
  Class-5.15%    $  2,288,956   $ 1,997,068   $   (729,448)      $  87,588     $ 46,485     $   52,665    270,377    $ 3,690,649
--------------------------------------------------------------------------------------------------------------------------------
AIM
  International
  Core Equity
  Fund-Institutional
  Class-2.72%       1,211,075     1,053,822       (412,270)         45,036      112,568         23,717    160,159      1,952,328
--------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
  Basic Value
  Fund-Institutional
  Class-5.20%       2,333,821     1,951,001       (794,668)        160,161       76,824          6,599    257,933      3,727,139
--------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
  Growth
  Fund-Institutional
  Class-5.28%(b)    2,321,950     1,944,403       (763,605)        215,813       63,651             --    352,489      3,782,212
--------------------------------------------------------------------------------------------------------------------------------
AIM Limited
  Maturity
  Treasury
  Fund-Institutional
  Class-14.77%      6,415,786     6,275,707     (1,987,550)        (93,824)     (20,669)       248,344   1,052,629    10,589,450
--------------------------------------------------------------------------------------------------------------------------------
AIM
  Multi-Sector
  Fund-Institutional
  Class-2.67%       1,191,575     1,008,598       (495,091)        139,971       79,504         26,531     77,143      1,914,691
--------------------------------------------------------------------------------------------------------------------------------
AIM Short Term
  Bond
  Fund-Institutional
  Class-24.72%     10,744,498    10,461,577     (3,329,158)       (141,290)     (18,410)       540,781   1,793,241    17,717,217
--------------------------------------------------------------------------------------------------------------------------------
AIM Total
  Return Bond
  Fund-Institutional
  Class-24.54%     10,845,845    10,281,366     (3,409,973)       (139,344)      14,777        559,353   1,693,231    17,592,671
--------------------------------------------------------------------------------------------------------------------------------
AIM Trimark
  Endeavor
  Fund-Institutional
  Class-5.25%       2,379,953     1,966,981       (845,311)        153,768      107,282         22,578    278,304      3,762,673
================================================================================================================================
    Total
      Mutual
   Funds-90.30%
      (Cost
   $63,425,255)    39,733,459    36,940,523    (12,767,074)        427,879      462,012(c)   1,480,568                64,729,030
================================================================================================================================

                 PRINCIPAL (000)
SCHEDULE OF
  INVESTMENTS
  IN
  UNAFFILIATED
  ISSUERS-9.75%

REPURCHASE
AGREEMENTS-9.75%

State Street
  Bank & Trust
  3.90%,
  01/03/06
  (Cost
 $6,990,547)(d)     $    6,991       6,990,547
==============================================
TOTAL
INVESTMENTS-100.05%
  (Cost
  $70,415,802)                      71,719,577
==============================================
OTHER ASSETS
  LESS
  LIABILITIES-(0.05)%                  (38,637)
==============================================
NET
 ASSETS-100.00%                    $71,680,940
______________________________________________
==============================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c) Includes $67,769 of capital gains distributed from affiliated underlying funds.
(d) Repurchase agreement entered into 12/30/05 with a maturing value of $6,993,576. Collateralized by $7,135,000 U.S. Government obligations, 4.38% due 09/17/10 with a value at 12/31/05 of $7,132,267.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CONSERVATIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS:

Investments in affiliated underlying funds, at
  value (cost $63,425,255)                      $64,729,030
-----------------------------------------------------------
Repurchase agreements (cost $6,990,547)           6,990,547
===========================================================
     Total investments (cost $70,415,802)        71,719,577
===========================================================
Receivables for:
  Fund shares sold                                  141,653
-----------------------------------------------------------
  Fund expenses absorbed                              2,475
-----------------------------------------------------------
  Interest                                            1,514
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                4,474
-----------------------------------------------------------
Other assets                                         14,113
===========================================================
     Total assets                                71,883,806
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                              78,881
-----------------------------------------------------------
  Fund shares reacquired                             57,037
-----------------------------------------------------------
  Trustee deferred compensation and retirement
     plans                                            5,086
-----------------------------------------------------------
Accrued distribution fees                            20,956
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              105
-----------------------------------------------------------
Accrued transfer agent fees                          11,371
-----------------------------------------------------------
Accrued operating expenses                           29,430
===========================================================
     Total liabilities                              202,866
===========================================================
Net assets applicable to shares outstanding     $71,680,940
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                   $70,316,444
-----------------------------------------------------------
Undistributed net investment income                  (4,235)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                              64,956
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      1,303,775
===========================================================
                                                $71,680,940
___________________________________________________________
===========================================================


NET ASSETS:

Class A                                         $35,981,209
___________________________________________________________
===========================================================
Class B                                         $18,281,467
___________________________________________________________
===========================================================
Class C                                         $13,726,060
___________________________________________________________
===========================================================
Class R                                         $ 3,583,913
___________________________________________________________
===========================================================
Institutional Class                             $   108,291
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           3,456,792
___________________________________________________________
===========================================================
Class B                                           1,764,189
___________________________________________________________
===========================================================
Class C                                           1,325,137
___________________________________________________________
===========================================================
Class R                                             345,058
___________________________________________________________
===========================================================
Institutional Class                                  10,391
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.41
-----------------------------------------------------------
  Offering price per share:
     (Net asset value of $10.41 / 94.50%)       $     11.02
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.36
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.36
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.39
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.42
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CONSERVATIVE ALLOCATION FUND

STATEMENT OF OPERATIONS

For the year ended December 31, 2005

INVESTMENT INCOME:

Dividends from affiliated underlying funds                                                                  $1,480,568
----------------------------------------------------------------------------------------------------------------------
Interest                                                                                                       179,093
======================================================================================================================
     Total investment income                                                                                 1,659,661
======================================================================================================================


EXPENSES:

Administrative services fees                                                                                    50,000
----------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                                   8,416
----------------------------------------------------------------------------------------------------------------------
Distribution fees:
  Class A                                                                                                       82,702
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                                      155,221
----------------------------------------------------------------------------------------------------------------------
  Class C                                                                                                      112,558
----------------------------------------------------------------------------------------------------------------------
  Class R                                                                                                       15,210
----------------------------------------------------------------------------------------------------------------------
Transfer agent fees -- A, B, C & R                                                                              96,201
----------------------------------------------------------------------------------------------------------------------
Trustees' and officer's fees and benefits                                                                       16,367
----------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                    97,658
----------------------------------------------------------------------------------------------------------------------
Professional services fees                                                                                      49,711
----------------------------------------------------------------------------------------------------------------------
Other                                                                                                           38,869
======================================================================================================================
     Total expenses                                                                                            722,913
======================================================================================================================
Less: Expenses reimbursed and expense offset arrangement                                                     (240,209)
======================================================================================================================
     Net expenses                                                                                              482,704
======================================================================================================================
Net investment income                                                                                        1,176,957
======================================================================================================================


REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from affiliated underlying funds                                                             394,243
======================================================================================================================
Net realized gain from distributions of affiliated
  underlying funds                                                                                              67,769
======================================================================================================================
                                                                                                               462,012
======================================================================================================================
Change in net unrealized appreciation of affiliated
  underlying funds                                                                                             427,879
======================================================================================================================
Net gain from affiliated underlying funds                                                                      889,891
______________________________________________________________________________________________________________________
======================================================================================================================
Net increase in net assets resulting from operations                                                        $2,066,848
______________________________________________________________________________________________________________________
======================================================================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CONSERVATIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the year ended December 31, 2005 and for the period April 30, 2004 (date operations commenced) to December 31, 2004

                                                                                APRIL 30, 2004
                                                                               (DATE OPERATIONS
                                                                                 COMMENCED) TO
                                                                                 DECEMBER 31,
                                                                 2005                2004
--------------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income from affiliated underlying funds      $ 1,176,957         $   199,269
--------------------------------------------------------------------------------------------------
  Net realized gain from underlying funds and capital gain
    distributions of affiliated underlying funds                  462,012             198,462
--------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying funds                                              427,879             875,896
==================================================================================================
    Net increase in net assets resulting from operations        2,066,848           1,273,627
==================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                        (676,286)           (183,596)
--------------------------------------------------------------------------------------------------
  Class B                                                        (250,534)            (76,559)
--------------------------------------------------------------------------------------------------
  Class C                                                        (188,477)            (85,197)
--------------------------------------------------------------------------------------------------
  Class R                                                         (63,113)            (14,664)
--------------------------------------------------------------------------------------------------
  Institutional Class                                              (2,343)             (1,076)
==================================================================================================
    Total distributions from net investment income             (1,180,753)           (361,092)
==================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (193,271)             (5,147)
--------------------------------------------------------------------------------------------------
  Class B                                                        (101,696)             (2,734)
--------------------------------------------------------------------------------------------------
  Class C                                                         (76,513)             (3,043)
--------------------------------------------------------------------------------------------------
  Class R                                                         (19,721)               (432)
--------------------------------------------------------------------------------------------------
  Institutional Class                                                (595)                (27)
==================================================================================================
    Total distributions from net realized gains                  (391,796)            (11,383)
==================================================================================================
    Decrease in net assets resulting from distributions        (1,572,549)           (372,475)
==================================================================================================
Share transactions-net:
  Class A                                                      15,631,549          19,747,738
--------------------------------------------------------------------------------------------------
  Class B                                                       7,690,328          10,218,111
--------------------------------------------------------------------------------------------------
  Class C                                                       1,891,494          11,486,975
--------------------------------------------------------------------------------------------------
  Class R                                                       1,970,885           1,544,357
--------------------------------------------------------------------------------------------------
  Institutional Class                                               2,939             101,113
==================================================================================================
    Net increase in net assets resulting from share
     transactions                                              27,187,195          43,098,294
==================================================================================================
    Net increase in net assets                                 27,681,494          43,999,446
==================================================================================================

NET ASSETS:

  Beginning of year                                            43,999,446                  --
==================================================================================================
  End of year (including undistributed net investment income
    (loss) of $(4,235) and $(1,519), respectively)            $71,680,940         $43,999,446
__________________________________________________________________________________________________
==================================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM CONSERVATIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Conservative Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide total return consistent with a lower level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not

AIM CONSERVATIVE ALLOCATION FUND

     reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    Effective January 1, 2006, AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.23% of average daily net assets, respectively, through December 31, 2006. Prior to January 1, 2006, AIM had contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.20% of average daily net assets, respectively. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended December 31, 2005, AIM reimbursed expenses of $237,599.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended December 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $780.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended December 31, 2005, AIM was paid $50,000.

AIM CONSERVATIVE ALLOCATION FUND


    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended December 31, 2005, the Fund paid AISI $96,201 for Class A, Class B, Class C and Class R share classes and $0 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2005, the Class A, Class B, Class C and Class R shares paid $82,702, $155,221, $112,558 and $15,210, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2005, ADI advised the Fund that it retained $91,453 in front-end sales commissions from the sale of Class A shares and $2,162, $21,249 and $5,568 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,830.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended December 31, 2005, the Fund paid legal fees of $4,085 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM CONSERVATIVE ALLOCATION FUND

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS


DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the year ended December 31, 2005 and the period April 30, 2004 (date operations commenced) through December 31, 2004 was as follows:

                                                                 2005         2004
------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $1,541,263    $372,475
------------------------------------------------------------------------------------
Long-term capital gain                                            31,286          --
====================================================================================
Total distributions                                           $1,572,549    $372,475
____________________________________________________________________________________
====================================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
---------------------------------------------------------------------------
Undistributed long-term gain                                        116,276
---------------------------------------------------------------------------
Unrealized appreciation-investments                               1,252,455
---------------------------------------------------------------------------
Temporary book/tax differences                                       (4,235)
---------------------------------------------------------------------------
Shares of beneficial interest                                    70,316,444
===========================================================================
Total net assets                                                $71,680,940
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the deferral of losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward for the year ended December 31, 2005.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2005 was $36,940,523 and $12,767,074, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $1,800,591
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (548,136)
==============================================================================
Net unrealized appreciation of investment securities               $1,252,455
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $70,467,122.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions and the treatment of a portion of the proceeds from redemptions as a tax distribution, on December 31, 2005, undistributed net investment income (loss) was increased by $1,080, undistributed net realized gain (loss) was decreased by $58,879 and shares of beneficial interest increased by $57,799. This reclassification had no effect on the net assets of the Fund.

AIM CONSERVATIVE ALLOCATION FUND

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING
-------------------------------------------------------------------------------------------------------------------
                                                                                                APRIL 30, 2004
                                                                                               (DATE OPERATIONS
                                                                     YEAR ENDED                 COMMENCED) TO
                                                                  DECEMBER 31, 2005           DECEMBER 31, 2004
                                                              -------------------------    ------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
-------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,626,887    $27,264,600    2,129,826    $21,567,020
-------------------------------------------------------------------------------------------------------------------
  Class B                                                      1,157,407     11,914,919    1,120,422     11,295,205
-------------------------------------------------------------------------------------------------------------------
  Class C                                                        893,649      9,214,489    1,195,865     12,024,756
-------------------------------------------------------------------------------------------------------------------
  Class R                                                        379,206      3,907,708      166,330      1,674,671
-------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --             --       10,001        100,010
===================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         77,874        809,112       17,350        178,529
-------------------------------------------------------------------------------------------------------------------
  Class B                                                         29,313        303,394        6,647         68,130
-------------------------------------------------------------------------------------------------------------------
  Class C                                                         24,982        258,561        8,491         87,033
-------------------------------------------------------------------------------------------------------------------
  Class R                                                          7,965         82,590        1,468         15,096
-------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                283          2,939          107          1,103
===================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         78,488        821,260       32,087        329,905
-------------------------------------------------------------------------------------------------------------------
  Class B                                                        (79,056)      (821,260)     (32,212)      (329,905)
===================================================================================================================
Reacquired:
  Class A                                                     (1,277,142)   (13,263,423)    (228,578)    (2,327,716)
-------------------------------------------------------------------------------------------------------------------
  Class B                                                       (358,396)    (3,706,725)     (79,936)      (815,319)
-------------------------------------------------------------------------------------------------------------------
  Class C                                                       (736,640)    (7,581,556)     (61,210)      (624,814)
-------------------------------------------------------------------------------------------------------------------
  Class R                                                       (195,805)    (2,019,413)     (14,106)      (145,410)
===================================================================================================================
                                                               2,629,015    $27,187,195    4,272,552    $43,098,294
___________________________________________________________________________________________________________________
===================================================================================================================

AIM CONSERVATIVE ALLOCATION FUND


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                            CLASS A
                                                              -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                 (DATE OPERATIONS
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.32              $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.25(a)              0.06
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.11                 0.36
=================================================================================================
    Total from investment operations                               0.36                 0.42
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.21)               (0.10)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.06)               (0.00)
=================================================================================================
    Total distributions                                           (0.27)               (0.10)
=================================================================================================
Net asset value, end of period                                  $ 10.41              $ 10.32
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    3.44%                4.19%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $35,981              $20,124
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                      0.50%(c)             0.55%(d)
-------------------------------------------------------------------------------------------------
  Without expense reimbursements                                   0.91%(c)             1.41%(d)
=================================================================================================
Estimated underlying fund expenses(e)                              0.60%                0.63%
=================================================================================================
Ratio of net investment income to average net assets               2.36%(c)             1.74%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(f)                                           24%                   9%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purpose the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $28,269,763.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f)  Not annualized for periods less than one year.

AIM CONSERVATIVE ALLOCATION FUND

                                                                            CLASS B
                                                              -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                 (DATE OPERATIONS
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.28              $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.17(a)              0.04
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.11                 0.32
=================================================================================================
    Total from investment operations                               0.28                 0.36
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.14)               (0.08)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.06)               (0.00)
=================================================================================================
    Total distributions                                           (0.20)               (0.08)
=================================================================================================
Net asset value, end of period                                  $ 10.36              $ 10.28
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    2.76%                3.59%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $18,281              $10,436
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                      1.20%(c)             1.20%(d)
-------------------------------------------------------------------------------------------------
  Without expense reimbursements                                   1.61%(c)             2.06%(d)
=================================================================================================
Estimated underlying fund expenses(e)                              0.60%                0.63%
=================================================================================================
Ratio of net investment income to average net assets               1.66%(c)             1.09%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(f)                                           24%                   9%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purpose and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $15,522,083.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f)  Not annualized for periods less than one year.

AIM CONSERVATIVE ALLOCATION FUND

                                                                            CLASS C
                                                              -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                 (DATE OPERATIONS
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.28              $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.17(a)              0.04
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.11                 0.32
=================================================================================================
    Total from investment operations                               0.28                 0.36
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.14)               (0.08)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.06)               (0.00)
=================================================================================================
    Total distributions                                           (0.20)               (0.08)
=================================================================================================
Net asset value, end of period                                  $ 10.36              $ 10.28
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    2.76%                3.59%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $13,726              $11,751
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                      1.20%(c)             1.20%(d)
-------------------------------------------------------------------------------------------------
  Without expense reimbursements                                   1.61%(c)             2.06%(d)
=================================================================================================
Estimated underlying fund expenses(e)                              0.60%                0.63%
=================================================================================================
Ratio of net investment income to average net assets               1.66%(c)             1.09%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(f)                                           24%                   9%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purpose and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $11,255,746.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f)  Not annualized for periods less than one year.

AIM CONSERVATIVE ALLOCATION FUND

                                                                            CLASS R
                                                              -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                 (DATE OPERATIONS
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $10.31               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.22(a)              0.06
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.11                 0.34
=================================================================================================
    Total from investment operations                               0.33                 0.40
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.19)               (0.09)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.06)               (0.00)
=================================================================================================
    Total distributions                                           (0.25)               (0.09)
=================================================================================================
Net asset value, end of period                                   $10.39               $10.31
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    3.18%                4.05%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $3,584               $1,584
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                      0.70%(c)             0.70%(d)
-------------------------------------------------------------------------------------------------
  Without expense reimbursements                                   1.11%(c)             1.56%(d)
=================================================================================================
Estimated underlying fund expenses(e)                              0.60%                0.63%
=================================================================================================
Ratio of net investment income to average net assets               2.16%(c)             1.59%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(f)                                           24%                   9%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purpose and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $3,042,045.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f)  Not annualized for periods less than one year.

AIM CONSERVATIVE ALLOCATION FUND

                                                                      INSTITUTIONAL CLASS
                                                              -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                 (DATE OPERATIONS
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $10.32               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.28(a)              0.14
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.11                 0.29
=================================================================================================
    Total from investment operations                               0.39                 0.43
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.23)               (0.11)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.06)               (0.00)
=================================================================================================
    Total distributions                                           (0.29)               (0.11)
=================================================================================================
Net asset value, end of period                                   $10.42               $10.32
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    3.79%                4.31%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $  108               $  104
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                      0.20%(c)             0.20%(d)
-------------------------------------------------------------------------------------------------
  Without expense reimbursements                                   0.45%(c)             0.96%(d)
=================================================================================================
Estimated underlying fund expenses(e)                              0.60%                0.63%
=================================================================================================
Ratio of net investment income to average net assets               2.66%(c)             2.09%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(f)                                           24%                   9%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purpose and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $105,472.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

AIM CONSERVATIVE ALLOCATION FUND

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, this lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in motions to dismiss shareholder class action and derivative complaints that were filed in unrelated lawsuits. On November 3, 2005, the MDL Court issued short opinions for the most part applying these rulings to the AIM and IFG lawsuits. The MDL Court dismissed all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"). The Court dismissed all claims asserted in the class action complaint but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, (ii) the excessive fee claim under
Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and
(iii) the MDL Court deferred ruling on the "control person liability" claim under Section 48 of the 1940 Act. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

  At the MDL Court's request, the parties submitted proposed orders implementing these rulings in the AIM and IFG lawsuits. The MDL Court has not entered any orders on the motions to dismiss in these lawsuits and it is possible the orders may differ in some respects from the rulings described above. Based on the MDL Court's opinion and both parties' proposed orders, however, all claims asserted against the Funds that have been transferred to the MDL Court will be dismissed, although certain Funds will remain nominal defendants in the derivative lawsuit.

AIM CONSERVATIVE ALLOCATION FUND

  On December 6, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' omnibus motion to dismiss the ERISA complaints. The ruling was issued in unrelated lawsuits that are similar to the ERISA lawsuits brought against AIM and IFG and related entities. The MDL Court: (i) denied the motion to dismiss on the grounds that the plaintiffs lack standing or that the defendants' investments in company stock are entitled to a presumption of prudence; (ii) granted the motion to dismiss as to defendants not named in the employee benefit plan documents as fiduciaries but gave plaintiffs leave to replead facts sufficient to show that such defendants acted as de facto fiduciaries; and (iii) confirmed plaintiffs' withdrawal of their prohibited transactions and misrepresentations claims.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM CONSERVATIVE ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Growth Series and Shareholders of AIM Conservative Allocation Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Conservative Allocation Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the periods April 30, 2004 (date operations commenced) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 17, 2006
Houston, Texas

AIM CONSERVATIVE ALLOCATION FUND

TRUSTEES AND OFFICERS

As of December 31, 2005



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director and President, A I M Advisors,
                                                  Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc.; Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of December 31, 2005

AIM CONSERVATIVE ALLOCATION FUND



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    None
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION
Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2005, 7.32% is eligible for the dividends received deduction for corporations. The Fund distributed long-term capital gains of $89,086 for the Fund's tax year ended December 31, 2005.
 For its tax year ended December 31, 2005, the Fund designated 8.78%, or the minimum allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts. The Fund distributed long-term capital gains of $89,086 for the Fund's tax year ended December 31, 2005.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS
For its tax year ended December 31, 2005, the Fund designates 0%, or the maximum amount allowable, of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.
 The Fund designates qualified short-term capital gain distributions exempt from U.S. income tax for non-resident alien shareholders of $335,097 for the fund's tax year ended December 31, 2005.
 The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended March 31, 2005, June 30, 2005, September 30, 2005 and December 31, 2005 are 79.15%, 79.82%, 78.56% and 78.54%, respectively.

            DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                         FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                    AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(1)          AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                      AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                      AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                       AIM Money Market Fund
AIM Dynamics Fund                            AIM International Core Equity Fund          AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund               AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(1)     Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                            Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                                  SECTOR EQUITY                  TAX-FREE
AIM Opportunities II Fund
AIM Opportunities III Fund                   AIM Advantage Health Sciences Fund          AIM High Income Municipal Fund(1)
AIM Premier Equity Fund                      AIM Energy Fund                             AIM Municipal Bond Fund
AIM S&P 500 Index Fund                       AIM Financial Services Fund                 AIM Tax-Exempt Cash Fund
AIM Select Equity Fund                       AIM Global Health Care Fund                 AIM Tax-Free Intermediate Fund
AIM Small Cap Equity Fund                    AIM Global Real Estate Fund                 Premier Tax-Exempt Portfolio
AIM Small Cap Growth Fund(1)                 AIM Gold & Precious Metals Fund
AIM Small Company Growth Fund                AIM Leisure Fund
AIM Summit Fund                              AIM Multi-Sector Fund                               AIM ALLOCATION SOLUTIONS
AIM Trimark Endeavor Fund                    AIM Real Estate Fund(1)
AIM Trimark Small Companies Fund             AIM Technology Fund                         AIM Conservative Allocation Fund
AIM Weingarten Fund                          AIM Utilities Fund                          AIM Growth Allocation Fund(2)
                                                                                         AIM Moderate Allocation Fund
                                                                                         AIM Moderate Growth Allocation Fund
                                                                                         AIM Moderately Conservative Allocation Fund


                                                                                                  DIVERSIFIED PORTFOLIOS

                                                                                         AIM Income Allocation Fund
                                                                                         AIM International Allocation Fund

                                             ==============================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ==============================================================================


*Domestic equity and income fund


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

AIMinvestments.com               CAL-AR-1               A I M Distributors, Inc.

                              YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------------
Mutual  Retirement  Annuities    College    Separately   Offshore   Cash                  [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products                 Savings    Managed      Products   Management                  --Registered Trademark--
                                 Plans      Accounts
------------------------------------------------------------------------------

                                                          AIM GLOBAL EQUITY FUND
                                Annual Report to Shareholders o December 31,2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--

AIM GLOBAL EQUITY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of December 31, 2005, and is based on total net assets.


ABOUT SHARE CLASSES

o Class B shares are not available as an     independent mutual fund performance          o The Conference Board is a
investment for retirement plans              monitor.                                     not-for-profit organization that conducts
maintained pursuant to Section 401 of the                                                 research and publishes information and
Internal Revenue Code, including 401(k)      o The unmanaged Lipper Global Funds Index    analysis to help businesses strengthen
plans, money purchase pension plans and      represents an average of the performance     their performance.
profit sharing plans. Plans that had         of global funds tracked by Lipper, Inc.,
existing accounts invested in Class B        an independent mutual fund performance       The Fund provides a complete list of its
shares prior to September 30, 2003, will     monitor.                                     holdings four times in each fiscal year,
continue to be allowed to make                                                            at the quarter-ends. For the second and
additional purchases.                        o The unmanaged Standard & Poor's            fourth quarters, the lists appear in the
                                             Composite Index of 500 Stocks (the S&P       Fund's semiannual and annual reports to
o Class R shares are available only to       500 --Registered Trademark-- Index) is an    shareholders. For the first and third
certain retirement plans. Please see the     index of common stocks frequently used as    quarters, the Fund files the lists with
prospectus for more information.             a general measure of U.S. stock market       the Securities and Exchange Commission
                                             performance.                                 (SEC) on Form N-Q. The most recent list
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                  of portfolio holdings is available at
                                             o The Fund is not managed to track the       AIMinvestments.com. From our home page,
o International investing presents           performance of any particular index,        click on Products & Performance, then
certain risks not associated with            including the indexes defined here, and      Mutual Funds, then Fund Overview. Select
investing solely in the United States.       consequently, the performance of the Fund    your Fund from the drop-down menu and
These include risks relating to              may deviate significantly from the           click on Complete Quarterly Holdings.
fluctuations in the value of the U.S.        performance of the indexes.                  Shareholders can also look up the Fund's
dollar relative to the values of other                                                    Forms N-Q on the SEC's Web site at
currencies, the custody arrangements         o A direct investment cannot be made in      sec.gov. Copies of the Fund's Forms N-Q
made for the Fund's foreign holdings,        an index. Unless otherwise indicated,        may be reviewed and copied at the SEC's
differences in accounting, political         index results include reinvested             Public Reference Room at 450 Fifth
risks and the lesser degree of public        dividends, and they do not reflect sales     Street, N.W., Washington, D.C.
information required to be provided by       charges. Performance of an index of funds    20549-0102. You can obtain information on
non-U.S. companies.                          reflects fund expenses; performance of a     the operation of the Public Reference
                                             market index does not.                       Room, including information about
o Investing in emerging markets involves                                                  duplicating fee charges, by calling
greater risk and potential reward than       OTHER INFORMATION                            202-942-8090 or 800-732-0330,or by
investing in more established markets.                                                    electronic request at the following
                                             o The returns shown in management's          e-mail address: publicinfo@sec.gov. The
o Although the Fund's return during          discussion of Fund performance are based     SEC file numbers for the Fund are
certain periods was positively impacted      on net asset values calculated for           811-02699 and 2-57526.
by its investment in initial public          shareholder transactions. Generally
offerings (IPOs), there can be no            accepted accounting principles require       A description of the policies and
assurance that the Fund will have            adjustments to be made to the net assets     procedures that the Fund uses to
favorable IPO investment opportunities in    of the Fund at period end for financial      determine how to vote proxies relating to
the future.                                  reporting purposes, and as such, the net     portfolio securities is available
                                             asset values for shareholder transactions    without charge, upon request, from our
ABOUT INDEXES USED IN THIS REPORT            and the returns based on those net asset     Client Services department at
                                             values may differ from the net asset         800-959-4246 or on the AIM Web
o The unmanaged MSCI World Index is a        values and returns reported in the           site,AIMinvestments.com. On the home
group of global securities tracked by        Financial Highlights.                        page, scroll down and click on AIM Funds
Morgan Stanley Capital International.                                                     Proxy Policy. The information is also
                                             o Industry classifications used in this      available on the SEC's Web site,sec.gov.
o The unmanaged Lipper Global Multi-Cap      report are generally according to the
Core Fund Index represents an average of     Global Industry Classification Standard,     Information regarding how the Fund voted
the performance of the 10 largest global     which was developed by and is the            proxies related to its portfolio
multi-capitalization core funds tracked      exclusive property and a service mark of     securities during the 12 months ended
by Lipper, Inc., an                          Morgan Stanley Capital International Inc.    June 30,2005,is available at our Web
                                             and Standard & Poor's.                       site. Go to AIMinvestments.com,access the
                                                                                          About Us tab, click on Required Notices
                                                                                          and then click on Proxy Voting Activity.
                                                                                          Next, select the Fund from the drop-down
                                                                                          menu. The information is also available
                                                                                          on the SEC's Web site,sec.gov.

                                                                                          =======================================

                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares                    GTNDX
                                                                                          Class B Shares                    GNDBX
                                                                                          Class C Shares                    GNDCX
                                                                                          Class R Shares                    GTNRX
======================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     =======================================
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
======================================================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM GLOBAL EQUITY FUND

                        DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                        Although many concerns weighed on investors' minds
                        during the year covered by this report, stocks posted
     [GRAHAM            gains for the period. Domestically, the broad-based S&P
      PHOTO]            500 Index returned 4.91%. Internationally, Morgan
                        Stanley's MSCI World Index rose 9.49%. Concern about the
                        inflationary potential of rising energy costs was
 ROBERT H. GRAHAM       frequently cited as a major cause of market restraint.

                           Within the indexes, there was considerable
                        variability in the performance of different sectors and
   [WILLIAMSON          markets. Domestically, energy sector performance far
      PHOTO]            outpaced all other sectors in the S&P 500 Index,
                        reflecting rising oil and gas prices. Overseas, emerging
                        markets produced more attractive results than developed
                        markets, partially because emerging markets tend to be
 MARK H. WILLIAMSON     more closely tied to the performance of natural
                        resources and commodities.

                           One could make a strong argument for global
                        diversification of a stock portfolio using the performance data for the year ended December 31, 2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for you.

                           A number of key developments affected markets and the
                        economy in 2005:

                           o Hurricane Katrina, which devastated New Orleans in August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the year, with the Conference Board crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                           o The nation's gross domestic product (GDP), the broadest measure of economic activity, increased at a healthy rate throughout much of the year. The Bureau of Economic Analysis of the U.S. Department of Commerce reported that the nation's GDP grew at annualized rates of 3.8%, 3.3% and 4.1% for the first, second and third quarters of the year, respectively.

                           o For the second straight year, the economy created 2 million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                           o The Federal Reserve Board (the Fed) continued its tightening policy, raising the key federal funds target rate to 4.25% by the end of the year. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.


                           o Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5 following Hurricane Katrina, had dropped by more than 80 cents by mid-December, according to the U.S. Energy Information Administration.

                           For a discussion of the specific market conditions
                        that affected your Fund and how your Fund was managed during the year, please turn to Page 3.

                        YOUR FUND

                        Further information about the markets, your Fund, and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                           We at AIM remain committed to building solutions to
                        help you meet your investment goals. We thank you for your continued participation in AIM Investments --Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.


                        Sincerely,

                        /s/ ROBERT H. GRAHAM              /s/ MARK H. WILLIAMSON

                        Robert H. Graham                  Mark H. Williamson

                        President & Vice Chair,           President, A I M
                        AIM Funds                         Advisors, Inc.

                        February 9, 2006


                        AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GLOBAL EQUITY FUND


[Crockett Photo]        DEAR FELLOW AIM FUND SHAREHOLDERS:
Bruce L. Crockett
                        Having completed a year of transition and change at AIM
                        Funds--as well as my first full year as your board's independent chair--I can assure you that shareholder interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                           Some highlights of 2005 board activity:

                           o Board approval of voluntary fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                           o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                           o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                           In 2006, your board will continue to focus on
                        reducing costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                           The AIM Funds board is pleased to welcome our newest
                        independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

                           Your board welcomes your views. Please mail them to
                        me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                        Sincerely,


                        /s/ BRUCE L. CROCKETT

                        Bruce L. Crockett
                        Independent Chair
                        On Behalf of the Board of Trustees
                        AIM Funds

                        February 9, 2006

AIM GLOBAL EQUITY FUND


MANAGEMENT'S DISCUSSION                                                                   2. RISK MANAGEMENT
OF FUND PERFORMANCE
                                                                                          o Simultaneously, our risk model studies
======================================================================================    whether these companies will be
                                                                                          positively or negatively affected by
PERFORMANCE SUMMARY                          =========================================    changes in such economic factors as
                                             FUND VS. INDEXES                             interest rates, currencies, the price of
Despite higher oil prices, most world                                                     oil, etc.
equity markets posted positive returns       Total returns, 12/31/04--12/31/05,
for the fiscal year. Given this              excluding applicable sales charges. If       o Given the push/pull of these risk
environment, we are pleased to once again    sales charges were included, returns         factors, we try to reduce overall risk by
reward shareholders with positive Fund       would be lower.                              pairing stocks that benefit from upward
performance. As the table to the right                                                    movement in a certain factor with those
illustrates, your Fund tracked the MSCI      Class A Shares                       9.43%   that benefit from downward movement in
World Index--its broad market and                                                         that same factor. Our goal is a portfolio
style-specific benchmark. We attribute       Class B Shares                       8.65    likely to benefit whichever way the
our performance to strong stock selection                                                 market moves. Finally, we consider
driven by our quantitative investment        Class C Shares                       8.66    selling or reducing a stock if:
approach.
                                             Class R Shares*                      9.18    o it no longer exhibits characteristics
For long-term performance please turn to                                                  that drive performance or
Pages 6 and 7.                               MSCI World Index (Broad Market
                                             and Style-specific Index)            9.49    o holding the security adds too much
                                                                                          additional risk to the overall portfolio
                                             Lipper Global Multi-Cap Core Fund Index**
                                             (Peer Group Index)                   11.32   MARKET CONDITIONS AND YOUR FUND

                                             Lipper Global Funds Index**                  Despite higher oil prices and rising
                                             (Former Peer Group Index)            11.89   interest rates in some countries, most
                                                                                          world equity markets posted gains for the
                                             *  Share class incepted during the           fiscal year. International stocks
                                                reporting period. See Page 7 for a        outperformed U.S. equities by more than a
                                                detailed explanation of Fund              two-to-one margin when calculated in U.S.
                                                performance.                              dollars--despite a currency headwind from
                                             ** See Page 6 for explanation of index       a strengthening U.S. dollar. In local
                                                change.                                   currency terms, the differential was even
                                                                                          greater.
                                             SOURCE: LIPPER, INC.
                                                                                          In Europe, markets rallied amid a low
                                             =========================================    interest rate environment and corporate
                                                                                          profits buoyed by restructuring and cost
======================================================================================    cutting measures. Japanese stocks climbed
                                                                                          to levels not witnessed in several years
HOW WE INVEST                                the tenets of mathematics, statistics and    as Japan's economy
                                             behavioral finance. It has two main
Our investment philosophy is based on        components.                                                                (continued)
these key principles.
                                             1. STOCK SELECTION
1. An investment process must be
   structured and disciplined.               o We believe stocks exhibit certain
                                             qualities that identify them as probable
2. Stocks should be selected on the          strong performers (such as growth and
   merits of each individual company.        stability of earnings, profitability,
                                             financial strength, etc.)
3. Risk management is as important as
   stock selection.                          o We measure each company in the fund's
                                             global universe against these different
   Mindful of these principles, we have      qualities, taking into account the fact
developed a quantitative investment          that different qualities carry different
process based on                             levels of significance depending on the
                                             industry in which the company operates.

=========================================    =========================================    =========================================

TOP 5 COUNTRIES*                             PORTFOLIO COMPOSITION                        TOP 10 EQUITY HOLDINGS*

1.United States                     55.2%    By sector                                     1. OPAP S.A. (Greece)               2.9%
2.Japan                              9.1     Financials                          26.8%     2. Moody's Corp.                    2.9
3.United Kingdom                     8.7     Consumer Discretionary              11.4      3. ING Groep N.V.-Dutch Ctfs.
4.France                             5.4     Heath Care                          11.4         (Netherlands)                    2.5
5.Greece                             2.9     Information Technology              11.2      4. Tesco PLC (United Kingdom)       2.1
                                             Materials                            8.5      5. Kyushu Electric Power Co., Inc.
                                             Utilities                            7.7         (Japan)                          2.0
TOTAL NET ASSETS           $435.4 MILLION    Energy                               7.6      6. Prudential Financial, Inc.       1.9
                                             Consumer Staples                     6.3      7. PagesJaunes Groupe S.A. (France) 1.9
TOTAL NUMBER OF HOLDINGS*            135     Industrials                          4.5      8. UnitedHealth Group Inc.          1.9
                                             Telecommunication Services           1.2      9. Societe Generale (France)        1.7
The Fund's holdings are subject to           Money Market Funds                           10. Lloyds TSB Group PLC
change, and there is no assurance that       Plus Other Assets Less Liabilities   3.4         (United Kingdom)                 1.7
the Fund will continue to hold any
particular security.

*Excluding money market fund holdings.

=========================================    =========================================    =========================================

AIM GLOBAL EQUITY FUND


finally regained momentum. In the United     o DELL, one of the world's largest                          DEREK S. IZUEL, senior
States, equity markets also posted           direct-sale computer vendors, proved a          [IZUEL      portfolio manager, is lead
positive returns as economic activity        drag on performance. During the fiscal           PHOTO]     manager of AIM Global
expanded, inflation remained contained       year, the company uncharacteristically                      Equity Fund. Mr. Izuel
and corporate profits generally rose.        stumbled by mispricing its products                         began his investment career
                                             relative to its competitors, resulting in    in 1997. He received a B.A. in computer
   Our investment philosophy balances        lower-than-expected revenues and a           science from the University of California-
stock selection with risk management. To     decline in its stock price. We have          Berkeley and also earned an M.B.A. from
help mitigate geopolitical risk, we own      reduced our position in the stock during     the University of Michigan.
stocks across a variety of regions and       the fiscal year to reflect our reduced
countries. We believe a portfolio that is    expectations.                                               DUY NGUYEN, Chartered
well diversified geographically balances                                                    [NGUYEN      Financial Analyst,
foreign exchange risk. For instance,         IN CLOSING                                      PHOTO]      portfolio manager, is
during the year the euro and yen both                                                                    manager of AIM Global
lost ground to a strengthening U.S.          We are pleased to once again provide                        Equity Fund. Mr. Nguyen
dollar. As part of our investment            shareholders with positive Fund returns      joined AIM in 2000. He earned a B.A.
strategy, we do not actively hedge           for the reporting period. We believe our     from The University of Texas.
currencies. Therefore the Fund's exposure    quantitative investment process which
to U.S. stocks helped balance out losses     focuses on individual stock selection and    Assisted by Global Quantitative
from foreign currency depreciation.          risk management allows us to build a         Strategies Team
                                             strong portfolio of stocks from around
   The Fund's sector exposure is also        the world. Given our global reach, we
well diversified as we generally own         believe the Fund can provide investors
several stocks from different countries      diversification opportunities beyond U.S.
within each sector or industry. Consumer     stocks. Thank you for your continued
discretionary, financials, and health        participation in AIM Global Equity Fund.
care holdings produced strong results,
enabling the Fund to beat its benchmark      THE VIEWS AND OPINIONS EXPRESSED IN
in each of those sectors.                    MANAGEMENT'S DISCUSSION OF FUND
                                             PERFORMANCE ARE THOSE OF A I M ADVISORS,
   Information technology (IT) proved our    INC. THESE VIEWS AND OPINIONS ARE SUBJECT
weakest sector as the valuation              TO CHANGE AT ANY TIME BASED ON FACTORS
gap--difference in valuations between        SUCH AS MARKET AND ECONOMIC CONDITIONS.
very expensive and less expensive            THESE VIEWS AND OPINIONS MAY NOT BE
stocks--fell during the year. Attractive     RELIED UPON AS INVESTMENT ADVICE OR
valuations are a key attribute we            RECOMMENDATIONS, OR AS AN OFFER FOR A
consider when purchasing a stock in the      PARTICULAR SECURITY. THE INFORMATION IS
information technology sector. The           NOT A COMPLETE ANALYSIS OF EVERY ASPECT
shrinking disparity in IT stock              OF ANY MARKET, COUNTRY, INDUSTRY,
valuations, therefore, reduced the           SECURITY OR THE FUND. STATEMENTS OF FACT
importance of this driver and hurt           ARE FROM SOURCES CONSIDERED RELIABLE, BUT
comparative Fund results.                    A I M ADVISORS, INC. MAKES NO
                                             REPRESENTATION OR WARRANTY AS TO THEIR
   We believe stocks exhibit certain         COMPLETENESS OR ACCURACY. ALTHOUGH
qualities that identify them as probable     HISTORICAL PERFORMANCE IS NO GUARANTEE OF
strong performers and that these             FUTURE RESULTS, THESE INSIGHTS MAY HELP
qualities carry different levels of          YOU UNDERSTAND OUR INVESTMENT MANAGEMENT
significance within each industry. To        PHILOSOPHY.
ILLUSTRATE this concept consider the
examples below.                                 See important Fund and index
                                                disclosures inside front cover.
o MOODY'S, the holding company for one of
the world's most renowned credit rating
companies, is a good example of what we
look for in a company in the financial
services sector. In this sector, we look
for companies with favorable cash flow
and strong return on capital. Moody's                                                         [RIGHT ARROW GRAPHIC]
displays these characteristics and proved
a top contributor, appreciating                                                        FOR A PRESENTATION OF YOUR FUND'S
significantly during the fiscal year.                                                  LONG-TERM PERFORMANCE,PLEASE SEE PAGES 6
                                                                                       AND 7.


AIM GLOBAL EQUITY FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur      You may use the information in this          cumulative total returns at net asset
two types of costs: (1) transaction          table, together with the amount you          value after expenses for the period ended
costs, which may include sales charges       invested, to estimate the expenses that      December 31, 2005, appear in the table
(loads) on purchase payments; contingent     you paid over the period. Simply divide      "Cumulative Total Returns" on Page 7.
deferred sales charges on redemptions;       your account value by $1,000 (for
and redemption fees, if any; and (2)         example, an $8,600 account value divided        The hypothetical account values and
ongoing costs, including management fees;    by $1,000 = 8.6), then multiply the          expenses may not be used to estimate the
distribution and/or service fees (12b-1);    result by the number in the table under      actual ending account balance or expenses
and other Fund expenses. This example is     the heading entitled "Actual Expenses        you paid for the period. You may use this
intended to help you understand your         Paid During Period" to estimate the          information to compare the ongoing costs
ongoing costs (in dollars) of investing      expenses you paid on your account during     of investing in the Fund and other funds.
in the Fund and to compare these costs       this period (October 31, 2005 through        To do so, compare this 5% hypothetical
with ongoing costs of investing in other     December 31, 2005 for the Class R            example with the 5% hypothetical examples
mutual funds. With the exception of the      shares). Because the actual ending           that appear in the shareholder reports of
actual ending account value and expenses     account value and expense information in     the other funds.
of the Class R shares, the example is        the example is not based upon a six month
based on an investment of $1,000 invested    period for the Class R shares, the ending       Please note that the expenses shown in
at the beginning of the period and held      account value and expense information may    the table are meant to highlight your
for the entire period July 1, 2005,          not provide a meaningful comparison to       ongoing costs only and do not reflect any
through December 31, 2005. The actual        mutual funds that provide such               transactional costs, such as sales
ending account value and expenses of the     information for a full six month period.     charges (loads) on purchase payments,
Class R shares in the below example are                                                   contingent deferred sales charges on
based on an investment of $1,000 invested    HYPOTHETICAL EXAMPLE FOR COMPARISON          redemptions, and redemption fees, if any.
on October 31, 2005 (the date the share      PURPOSES                                     Therefore, the hypothetical information
class commenced sales) and held through                                                   is useful in comparing ongoing costs
December 31, 2005.                           The table below also provides information    only, and will not help you determine the
                                             about hypothetical account values and        relative total costs of owning different
ACTUAL EXPENSES                              hypothetical expenses based on the Fund's    funds. In addition, if these
                                             actual expense ratio and an assumed rate     transactional costs were included, your
The table below provides information         of return of 5% per year before expenses,    costs would have been higher.
about actual account values and actual       which is not the Fund's actual return.
expenses.                                    The Fund's actual

====================================================================================================================================

                                                      ACTUAL                               HYPOTHETICAL
                                                                                (5% ANNUAL RETURN BEFORE EXPENSES)

                   BEGINNING                ENDING               EXPENSES           ENDING             EXPENSES         ANNUALIZED
 SHARE           ACCOUNT VALUE           ACCOUNT VALUE         PAID DURING       ACCOUNT VALUE        PAID DURING        EXPENSE
 CLASS             (7/1/05)              (12/31/05)(1)           PERIOD(2)         (12/31/05)        PERIOD(2),(3)        RATIO

   A              $1,000.00                $1,081.10               $7.76           $1,017.74            $7.53              1.48%
   B               1,000.00                 1,077.20               11.68            1,013.96            11.32              2.23
   C               1,000.00                 1,077.30               11.68            1,013.96            11.32              2.23
   R               1,000.00                 1,064.60                3.03            1,016.48             8.79              1.73

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December 31, 2005 (October 31,
    2005 through December 31, 2005 for the Class R shares), after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended December 31, 2005, appear in the table "Cumulative Total Returns" on Page 7.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half-year. For the Class R shares actual expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 62
    (October 31, 2005, through December 31, 2005)/365. Because the Class R shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated
    above multiplied by the average account value over the period, multiplied by
    184/365 to reflect a one-half year period. The hypothetical ending account                  [ARROW
    value and expenses may be used to compare ongoing costs of investing in                     BUTTON    For More Information Visit
    Class R shares of the Fund and other funds because such data is based on a                  IMAGE]    AIMinvestments.COM
    full six month period.
====================================================================================================================================

AIM GLOBAL EQUITY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
 Fund data from 9/15/97,index data from 8/31/97

====================================================================================================================================

                                                          [MOUNTAIN CHART]

  DATE            AIM GLOBAL EQUITY FUND-        AIM GLOBAL EQUITY FUND-             MSCI WORLD             LIPPER GLOBAL
                     CLASS A SHARES                  CLASS B SHARES                    INDEX                 FUNDS INDEX
 8/31/97                                                                               $10000                   $10000
    9/97                   $9648                           $10201                       10542                    10621
   10/97                    9243                             9773                        9985                     9952
   11/97                    9103                             9624                       10160                     9973
   12/97                    9196                             9716                       10282                    10090
    1/98                    8963                             9470                       10567                    10203
    2/98                    9698                            10239                       11280                    10892
    3/98                   10217                            10778                       11755                    11440
    4/98                   10321                            10888                       11868                    11607
    5/98                   10070                            10622                       11717                    11507
    6/98                   10251                            10797                       11994                    11543
    7/98                   10027                            10568                       11973                    11548
    8/98                    8314                             8756                       10374                     9866
    9/98                    8418                             8866                       10556                     9872
   10/98                    8790                             9241                       11508                    10525
   11/98                    9344                             9827                       12191                    11105
   12/98                   10059                            10575                       12785                    11567
    1/99                   10401                            10927                       13063                    11808
    2/99                   10049                            10556                       12713                    11468
    3/99                   10576                            11103                       13241                    11861
    4/99                   11190                            11743                       13761                    12399
    5/99                   10769                            11298                       13256                    12035
    6/99                   11453                            12012                       13873                    12641
    7/99                   11339                            11891                       13829                    12675
    8/99                   11259                            11808                       13803                    12662
    9/99                   11382                            11929                       13667                    12552
   10/99                   12128                            12708                       14376                    13041
   11/99                   13234                            13856                       14778                    13916
   12/99                   15280                            15988                       15973                    15463
    1/00                   14505                            15179                       15056                    14859
    2/00                   15522                            16223                       15095                    15778
    3/00                   15551                            16263                       16136                    16170
    4/00                   14642                            15291                       15452                    15364
    5/00                   14012                            14636                       15059                    14907
    6/00                   14574                            15210                       15564                    15497
    7/00                   14313                            14933                       15124                    15183
    8/00                   15504                            16171                       15614                    15800
    9/00                   14865                            15495                       14782                    14960
   10/00                   13694                            14267                       14533                    14595
   11/00                   13064                            13602                       13649                    13745
   12/00                   14075                            14660                       13868                    14148
    1/01                   13557                            14113                       14135                    14382
    2/01                   12712                            13220                       12939                    13328
    3/01                   11709                            12181                       12087                    12403
    4/01                   12627                            13131                       12977                    13253
    5/01                   12553                            13052                       12808                    13172
    6/01                   12225                            12694                       12405                    12802
    7/01                   11993                            12448                       12239                    12484
    8/01                   11655                            12102                       11650                    11988
    9/01                   10630                            11041                       10622                    10868
   10/01                   10936                            11353                       10825                    11139
   11/01                   11285                            11711                       11464                    11747
   12/01                   11676                            12104                       11535                    11918
    1/02                   11390                            11813                       11184                    11556
    2/02                   11454                            11869                       11086                    11488
    3/02                   11995                            12431                       11596                    12032
    4/02                   12112                            12543                       11180                    11741
    5/02                   12165                            12588                       11199                    11767
    6/02                   11826                            12240                       10518                    11084
    7/02                   10881                            11252                        9630                    10104
    8/02                   10912                            11286                        9647                    10150
    9/02                   10106                            10434                        8585                     9141
   10/02                   10584                            10928                        9217                     9663
   11/02                   10892                            11241                        9713                    10136
   12/02                   10563                            10894                        9241                     9695
    1/03                   10457                            10782                        8959                     9384
    2/03                   10266                            10580                        8802                     9153
    3/03                   10266                            10580                        8773                     9052
    4/03                   10988                            11321                        9551                     9829
    5/03                   11773                            12118                       10095                    10434
    6/03                   11953                            12308                       10268                    10634
    7/03                   12452                            12813                       10475                    10859
    8/03                   12759                            13126                       10700                    11147
    9/03                   12759                            13115                       10765                    11208
   10/03                   13566                            13933                       11402                    11845
   11/03                   14001                            14393                       11575                    12065
   12/03                   14523                            14911                       12300                    12793
    1/04                   14932                            15319                       12497                    13061
    2/04                   15232                            15626                       12707                    13340
    3/04                   15264                            15660                       12622                    13283
    4/04                   14995                            15366                       12364                    12940
    5/04                   15305                            15695                       12467                    12984
    6/04                   15734                            16126                       12733                    13202
    7/04                   15251                            15615                       12317                    12709
    8/04                   15272                            15638                       12371                    12716
    9/04                   15798                            16161                       12605                    13056
   10/04                   16077                            16444                       12914                    13368
   11/04                   16989                            17374                       13592                    14113
   12/04                   17665                            18055                       14111                    14632
    1/05                   17428                            17792                       13793                    14354
    2/05                   18218                            18592                       14230                    14812
    3/05                   17970                            18330                       13955                    14503
    4/05                   17350                            17685                       13650                    14178
    5/05                   17723                            18067                       13892                    14419
    6/05                   17881                            18210                       14012                    14573
    7/05                   18467                            18796                       14502                    15149
    8/05                   18366                            18689                       14611                    15336
    9/05                   18660                            18964                       14991                    15745
   10/05                   18141                            18425                       14627                    15389
   11/05                   18750                            19046                       15114                    15878
   12/05                   19328                            19643                       15449                    16371
====================================================================================================================================
                                                                                                                SOURCE: LIPPER, INC.


Past performance cannot guarantee               This chart, which is a logarithmic           The Fund has elected to use the Lipper
comparable future results.                   chart, presents the fluctuations in the      Global Multi-Cap Core Fund Index as its
                                             value of the Fund and its indexes. We        peer group index rather than the Lipper
   The data shown in the chart include       believe that a logarithmic chart is more     Global Funds Index because Lipper
reinvested distributions, applicable         effective than other types of charts in      recently modified its global and
sales charges, Fund expenses and             illustrating changes in value during the     international classifications to include
management fees. Results for Class B         early years shown in the chart. The          more narrow categories. The Lipper Global
shares are calculated as if a                vertical axis, the one that indicates the    Multi-Cap Core Fund Index is not shown as
hypothetical shareholder had liquidated      dollar value of an investment, is            the index does not have performance data
his entire investment in the Fund at the     constructed with each segment                dating back to the Fund's inception.
close of the reporting period and paid       representing a percent change in the
the applicable contingent deferred sales     value of the investment. In this chart,
charges. Index results include reinvested    each segment represents a doubling, or
dividends, but they do not reflect sales     100% change, in the value of the
charges. Performance of an index of funds    investment. In other words, the space
reflects fund expenses and management        between $5,000 and $10,000 is the same
fees; performance of a market index does     size as the space between $10,000 and
not. Performance shown in the chart and      $20,000.
table(s) does not reflect deduction of
taxes a shareholder would pay on Fund
distributions or sale of Fund shares.
Performance of the indexes does not
reflect the effects of taxes.

AIM GLOBAL EQUITY FUND



=========================================    =========================================

AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS

As of 12/31/05, including applicable         6 months ended 12/31/05, excluding
sales charges                                applicable sales charges

CLASS A SHARES                               Class A Shares                      8.11%
Inception (9/15/97)                8.27%     Class B Shares                      7.72
 5 Years                           5.35      Class C Shares                      7.73
 1 Year                            3.41
                                             =========================================
CLASS B SHARES
Inception (9/15/97)                8.48%     =========================================
 5 Years                           5.68      CUMULATIVE TOTAL RETURNS
 1 Year                            3.71
                                             10/31/05-12/31/05
CLASS C SHARES
Inception (1/2/98)                 9.19%     Class R Shares                      6.46%
 5 Years                           5.99
 1 Year                            7.67      =========================================

CLASS R SHARES
Inception                          8.84%
 5 Years                           6.38
 1 Year                            9.18

=========================================

   CLASS R SHARES' INCEPTION DATE IS         RECENT MONTH-END PERFORMANCE. PERFORMANCE   1% FOR THE FIRST YEAR AFTER PURCHASE.
OCTOBER 31, 2005. RETURNS SINCE THAT DATE    FIGURES REFLECT REINVESTED DISTRIBUTIONS,   CLASS R SHARES DO NOT HAVE A FRONT-END
ARE HISTORICAL RETURNS. ALL OTHER RETURNS    CHANGES IN NET ASSET VALUE AND THE EFFECT   SALES CHARGE; RETURNS SHOWN ARE AT NET
ARE BLENDED RETURNS OF HISTORICAL CLASS R    OF THE MAXIMUM SALES CHARGE UNLESS          ASSET VALUE AND DO NOT REFLECT A 0.75%
SHARE PERFORMANCE AND RESTATED CLASS A       OTHERWISE STATED. INVESTMENT RETURN AND     CDSC THAT MAY BE IMPOSED ON A TOTAL
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      PRINCIPAL VALUE WILL FLUCTUATE SO THAT      REDEMPTION OF RETIREMENT PLAN ASSETS
THE INCEPTION DATE OF CLASS R SHARES) AT     YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL   WITHIN THE FIRST YEAR.
NET ASSET VALUE, ADJUSTED TO REFLECT THE     SHARES.
HIGHER RULE 12B-1 FEES APPLICABLE TO                                                        THE PERFORMANCE OF THE FUND'S SHARE
CLASS R SHARES. CLASS A SHARES' INCEPTION       CLASS A SHARE PERFORMANCE REFLECTS THE   CLASSES WILL DIFFER DUE TO DIFFERENT
DATE IS SEPTEMBER 15, 1997.                  MAXIMUM 5.50% SALES CHARGE, AND CLASS B     SALES CHARGE STRUCTURES AND CLASS
                                             AND CLASS C SHARE PERFORMANCE REFLECTS      EXPENSES.
   THE PERFORMANCE DATA QUOTED REPRESENT     THE APPLICABLE CONTINGENT DEFERRED SALES
PAST PERFORMANCE AND CANNOT GUARANTEE        CHARGE (CDSC) FOR THE PERIOD INVOLVED.         A REDEMPTION FEE OF 2% WILL BE IMPOSED
COMPARABLE FUTURE RESULTS; CURRENT           THE CDSC ON CLASS B SHARES DECLINES FROM    ON CERTAIN REDEMPTIONS OR EXCHANGES OUT
PERFORMANCE MAY BE LOWER OR HIGHER.          5% BEGINNING AT THE TIME OF PURCHASE TO     OF THE FUND WITHIN 30 DAYS OF PURCHASE.
PLEASE VISIT AIMinvestments.com FOR THE      0% AT THE BEGINNING OF THE SEVENTH YEAR.    EXCEPTIONS TO THE REDEMPTION FEE ARE
MOST                                         THE CDSC ON CLASS C SHARES IS               LISTED IN THE FUND'S PROSPECTUS.

AIM GLOBAL EQUITY FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Growth          o The quality of services to be provided     o Fees relative to those of comparable
Series (the "Board") oversees the            by AIM. The Board reviewed the               funds with other advisors. The Board
management of AIM Global Equity Fund (the    credentials and experience of the            reviewed the advisory fee rate for the
"Fund") and, as required by law,             officers and employees of AIM who will       Fund under the Advisory Agreement. The
determines annually whether to approve       provide investment advisory services to      Board compared effective contractual
the continuance of the Fund's advisory       the Fund. In reviewing the qualifications    advisory fee rates at a common asset
agreement with A I M Advisors, Inc.          of AIM to provide investment advisory        level and noted that the Fund's rate
("AIM"). Based upon the recommendation of    services, the Board reviewed the             below the median rate of the funds
the Investments Committee of the Board,      qualifications of AIM's investment           advised by other advisors with investment
which is comprised solely of independent     personnel and considered such issues as      strategies comparable to those of the
trustees, at a meeting held on June 30,      AIM's portfolio and product review           Fund that the Board reviewed. The Board
2005, the Board, including all of the        process, various back office support         noted that AIM has agreed to waive
independent trustees, approved the           functions provided by AIM and AIM's          advisory fees of the Fund and to limit
continuance of the advisory agreement        equity and fixed income trading              the Fund's total operating expenses, as
(the "Advisory Agreement") between the       operations. Based on the review of these     discussed below. Based on this review,
Fund and AIM for another year, effective     and other factors, the Board concluded       the Board concluded that the advisory fee
July 1, 2005.                                that the quality of services to be           rate for the Fund under the Advisory
                                             provided by AIM was appropriate and that     Agreement was fair and reasonable.
   The Board considered the factors          AIM currently is providing satisfactory
discussed below in evaluating the            services in accordance with the terms of     o Expense limitations and fee waivers.
fairness and reasonableness of the           the Advisory Agreement.                      The Board noted that AIM has
Advisory Agreement at the meeting on June                                                 contractually agreed to waive advisory
30, 2005 and as part of the Board's          o The performance of the Fund relative to    fees of the Fund through December 31,
ongoing oversight of the Fund. In their      comparable funds. The Board reviewed the     2009 to the extent necessary so that the
deliberations, the Board and the             performance of the Fund during the past      advisory fees payable by the Fund do not
independent trustees did not identify any    one, three and five calendar years           exceed a specified maximum advisory fee
particular factor that was controlling,      against the performance of funds advised     rate, which maximum rate includes
and each trustee attributed different        by other advisors with investment            breakpoints and is based on net asset
weights to the various factors.              strategies comparable to those of the        levels. The Board considered the
                                             Fund. The Board noted that the Fund's        contractual nature of this fee waiver and
   One of the responsibilities of the        performance for the one and three year       noted that it remains in effect until
Senior Officer of the Fund, who is           periods was at or above the median           December 31, 2009. The Board noted that
independent of AIM and AIM's affiliates,     performance of such comparable funds and     AIM has contractually agreed to waive
is to manage the process by which the        below such median performance for the        fees and/or limit expenses of the Fund
Fund's proposed management fees are          five year period. Based on this review,      through December 31, 2005 in an amount
negotiated to ensure that they are           the Board concluded that no changes          necessary to limit total annual operating
negotiated in a manner which is at arm's     should be made to the Fund and that it       expenses to a specified percentage of
length and reasonable. To that end, the      was not necessary to change the Fund's       average daily net assets for each class
Senior Officer must either supervise a       portfolio management team at this time.      of the Fund (other than Institutional
competitive bidding process or prepare an                                                 Class shares). The Board considered the
independent written evaluation. The          o The performance of the Fund relative to    contractual nature of this fee
Senior Officer has recommended an            indices. The Board reviewed the              waiver/expense limitation and noted that
independent written evaluation in lieu of    performance of the Fund during the past      it remains in effect until December 31,
a competitive bidding process and, upon      one, three and five calendar years           2005. The Board considered the effect
the direction of the Board, has prepared     against the performance of the Lipper        these fee waivers/expense limitations
such an independent written evaluation.      Global Multi-Cap Core Index. The Board       would have on the Fund's estimated
Such written evaluation also considered      noted that the Fund's performance in such    expenses and concluded that the levels of
certain of the factors discussed below.      periods was above the performance of such    fee waivers/expense limitations for the
In addition, as discussed below, the         Index. Based on this review, the Board       Fund were fair and reasonable.
Senior Officer made certain                  concluded that no changes should be made
recommendations to the Board in              to the Fund and that it was not necessary    o Breakpoints and economies of scale. The
connection with such written evaluation.     to change the Fund's portfolio management    Board reviewed the structure of the
                                             team at this time.                           Fund's advisory fee under the Advisory
   The discussion below serves as a                                                       Agreement, noting that it includes three
summary of the Senior Officer's              o Meeting with the Fund's portfolio          breakpoints. The Board reviewed the level
independent written evaluation and           managers and investment personnel. With      of the Fund's advisory fees, and noted
recommendations to the Board in              respect to the Fund, the Board is meeting    that such fees, as a percentage of the
connection therewith, as well as a           periodically with such Fund's portfolio      Fund's net assets, would decrease as net
discussion of the material factors and       managers and/or other investment             assets increase because the Advisory
the conclusions with respect thereto that    personnel and believes that such             Agreement includes breakpoints. The Board
formed the basis for the Board's approval    individuals are competent and able to        noted that, due to the Fund's current
of the Advisory Agreement. After             continue to carry out their                  asset levels and the way in which the
consideration of all of the factors below    responsibilities under the Advisory          advisory fee breakpoints have been
and based on its informed business           Agreement.                                   structured, the Fund has yet to benefit
judgment, the Board determined that the                                                   from the breakpoints. The Board noted
Advisory Agreement is in the best            o Overall performance of AIM. The Board      that AIM has contractually agreed to
interests of the Fund and its                considered the overall performance of AIM    waive advisory fees of the Fund through
shareholders and that the compensation to    in providing investment advisory and         December 31, 2009 to the extent necessary
AIM under the Advisory Agreement is fair     portfolio administrative services to the     so that the advisory fees payable by the
and reasonable and would have been           Fund and concluded that such performance     Fund do not exceed a specified maximum
obtained through arm's length                was satisfactory.                            advisory fee rate, which maximum rate
negotiations.                                                                             includes breakpoints and is based on net
                                             o Fees relative to those of clients of       asset levels. The Board concluded that
o The nature and extent of the advisory      AIM with comparable investment               the Fund's fee levels under the Advisory
services to be provided by AIM. The Board    strategies. The Board noted that AIM does    Agreement therefore would reflect
reviewed the services to be provided by      not serve as an advisor to other mutual      economies of scale at higher asset levels
AIM under the Advisory Agreement. Based      funds or other clients with investment       and that it was not necessary to change
on such review, the Board concluded that     strategies comparable to those of the        the advisory fee breakpoints in the
the range of services to be provided by      Fund.                                        Fund's advisory fee schedule.
AIM under the Advisory Agreement was
appropriate and that AIM currently is
providing services in accordance with the
terms of the Advisory Agreement.
                                                                                                                         (continued)

AIM GLOBAL EQUITY FUND



o Investments in affiliated money market     o Benefits of soft dollars to AIM. The
funds. The Board also took into account      Board considered the benefits realized by
the fact that uninvested cash and cash       AIM as a result of brokerage transactions
collateral from securities lending           executed through "soft dollar"
arrangements (collectively, "cash            arrangements. Under these arrangements,
balances") of the Fund may be invested in    brokerage commissions paid by the Fund
money market funds advised by AIM            and/or other funds advised by AIM are
pursuant to the terms of an SEC exemptive    used to pay for research and execution
order. The Board found that the Fund may     services. This research is used by AIM in
realize certain benefits upon investing      making investment decisions for the Fund.
cash balances in AIM advised money market    The Board concluded that such
funds, including a higher net return,        arrangements were appropriate.
increased liquidity, increased
diversification or decreased transaction     o AIM's financial soundness in light of
costs. The Board also found that the Fund    the Fund's needs. The Board considered
will not receive reduced services if it      whether AIM is financially sound and has
invests its cash balances in such money      the resources necessary to perform its
market funds. The Board noted that, to       obligations under the Advisory Agreement,
the extent the Fund invests in affiliated    and concluded that AIM has the financial
money market funds, AIM has voluntarily      resources necessary to fulfill its
agreed to waive a portion of the advisory    obligations under the Advisory Agreement.
fees it receives from the Fund
attributable to such investment. The         o Historical relationship between the
Board further determined that the            Fund and AIM. In determining whether to
proposed securities lending program and      continue the Advisory Agreement for the
related procedures with respect to the       Fund, the Board also considered the prior
lending Fund is in the best interests of     relationship between AIM and the Fund, as
the lending Fund and its respective          well as the Board's knowledge of AIM's
shareholders. The Board therefore            operations, and concluded that it was
concluded that the investment of cash        beneficial to maintain the current
collateral received in connection with       relationship, in part, because of such
the securities lending program in the        knowledge. The Board also reviewed the
money market funds according to the          general nature of the non-investment
procedures is in the best interests of       advisory services currently performed by
the lending Fund and its respective          AIM and its affiliates, such as
shareholders.                                administrative, transfer agency and
                                             distribution services, and the fees
o Independent written evaluation and         received by AIM and its affiliates for
recommendations of the Fund's Senior         performing such services. In addition to
Officer. The Board noted that, upon their    reviewing such services, the trustees
direction, the Senior Officer of the         also considered the organizational
Fund, who is independent of AIM and AIM's    structure employed by AIM and its
affiliates, had prepared an independent      affiliates to provide those services.
written evaluation in order to assist the    Based on the review of these and other
Board in determining the reasonableness      factors, the Board concluded that AIM and
of the proposed management fees of the       its affiliates were qualified to continue
AIM Funds, including the Fund. The Board     to provide non-investment advisory
noted that the Senior Officer's written      services to the Fund, including
evaluation had been relied upon by the       administrative, transfer agency and
Board in this regard in lieu of a            distribution services, and that AIM and
competitive bidding process. In              its affiliates currently are providing
determining whether to continue the          satisfactory non-investment advisory
Advisory Agreement for the Fund, the         services.
Board considered the Senior Officer's
written evaluation and the recommendation    o Other factors and current trends. In
made by the Senior Officer to the Board      determining whether to continue the
that the Board consider implementing a       Advisory Agreement for the Fund, the
process to assist them in more closely       Board considered the fact that AIM, along
monitoring the performance of the AIM        with others in the mutual fund industry,
Funds. The Board concluded that it would     is subject to regulatory inquiries and
be advisable to implement such a process     litigation related to a wide range of
as soon as reasonably practicable.           issues. The Board also considered the
                                             governance and compliance reforms being
o Profitability of AIM and its               undertaken by AIM and its affiliates,
affiliates. The Board reviewed               including maintaining an internal
information concerning the profitability     controls committee and retaining an
of AIM's (and its affiliates') investment    independent compliance consultant, and
advisory and other activities and its        the fact that AIM has undertaken to cause
financial condition. The Board considered    the Fund to operate in accordance with
the overall profitability of AIM, as well    certain governance policies and
as the profitability of AIM in connection    practices. The Board concluded that these
with managing the Fund. The Board noted      actions indicated a good faith effort on
that AIM's operations remain profitable,     the part of AIM to adhere to the highest
although increased expenses in recent        ethical standards, and determined that
years have reduced AIM's profitability.      the current regulatory and litigation
Based on the review of the profitability     environment to which AIM is subject
of AIM's and its affiliates' investment      should not prevent the Board from
advisory and other activities and its        continuing the Advisory Agreement for the
financial condition, the Board concluded     Fund.
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/05


AIM GLOBAL EQUITY FUND

                                             ===========================================   PLEASE NOTE THAT PAST PERFORMANCE IS NOT
INSTITUTIONAL CLASS SHARES                                                                 INDICATIVE OF FUTURE RESULTS. MORE RECENT
                                             AVERAGE ANNUAL TOTAL RETURNS                  RETURNS MAY BE MORE OR LESS THAN THOSE
The following information has been           For periods ended 12/31/05                    SHOWN. ALL RETURNS ASSUME REINVESTMENT OF
prepared to provide Institutional Class                                                    DISTRIBUTIONS AT NAV. INVESTMENT RETURN
shareholders with a performance overview     Inception                             9.15%   AND PRINCIPAL VALUE WILL FLUCTUATE SO
specific to their holdings. Institutional    5 Years                               6.77    YOUR SHARES, WHEN REDEEMED, MAY BE WORTH
Class shares are offered exclusively to      1 Year                                9.97    MORE OR LESS THAN THEIR ORIGINAL COST.
institutional investors, including           6 Months*                             8.39    SEE FULL REPORT FOR INFORMATION ON
defined contribution plans that meet                                                       COMPARATIVE BENCHMARKS. PLEASE CONSULT
certain criteria.                            *Cumulative total return that has not         YOUR FUND PROSPECTUS FOR MORE
                                              been annualized                              INFORMATION. FOR THE MOST CURRENT
                                                                                           MONTH-END PERFORMANCE, PLEASE CALL
                                             ===========================================   800-451-4246 OR VISIT AIMinvestments.com.

                                             INSTITUTIONAL CLASS SHARES' INCEPTION
                                             DATE IS APRIL 30, 2004. RETURNS SINCE
                                             THAT DATE ARE HISTORICAL RETURNS. ALL
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE AND REFLECT
                                             THE HIGHER RULE 12b-1 FEES APPLICABLE TO
                                             CLASS A SHARES. CLASS A SHARES' INCEPTION
                                             DATE IS SEPTEMBER 15, 1997.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NET ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
======================================       FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             DUE TO DIFFERING SALES CHARGES AND CLASS
NASDAQ SYMBOL                    GNDIX       EXPENSES.

======================================


                                                                                       Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

                                                FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                     [YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
                                                       --Registered Trademark--                        --Registered Trademark--

AIMinvestments.com                 GEQ-INS-1            A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

                                             example, an $8,600 account value divided        The hypothetical account values and
EXAMPLE                                      by $1,000 = 8.6), then multiply the           expenses may not be used to estimate the
                                             result by the number in the table under       actual ending account balance or expenses
As a shareholder of the Fund, you incur      the heading entitled "Actual Expenses         you paid for the period. You may use this
ongoing costs, including management fees     Paid During Period" to estimate the           information to compare the ongoing costs
and other Fund expenses. This example is     expenses you paid on your account during      of investing in the Fund and other funds.
intended to help you understand your         this period.                                  To do so, compare this 5% hypothetical
ongoing costs (in dollars) of investing                                                    example with the 5% hypothetical examples
in the Fund and to compare these costs       HYPOTHETICAL EXAMPLE FOR COMPARISON           that appear in the shareholder reports of
with ongoing costs of investing in other     PURPOSES                                      the other funds.
mutual funds. The example is based on an
investment of $1,000 invested at the         The table below also provides information        Please note that the expenses shown in
beginning of the period and held for the     about hypothetical account values and         the table are meant to highlight your
entire period July 1, 2005, through          hypothetical expenses based on the Fund's     ongoing costs only. Therefore, the
December 31, 2005.                           actual expense ratio and an assumed rate      hypothetical information is useful in
                                             of return of 5% per year before expenses,     comparing ongoing costs only, and will
                                             which is not the Fund's actual return.        not help you determine the relative total
ACTUAL EXPENSES                              The Fund's actual cumulative total return     costs of owning different funds.
                                             after expenses for the six months ended
The table below provides information         December 31, 2005, appears in the table
about actual account values and actual       on the front of this supplement.
expenses. You may use the information in
this table, together with the amount you
invested, to estimate the expenses that
you paid over the period. Simply divide
your account value by $1,000 (for


====================================================================================================================================
                                                                                HYPOTHETICAL
                                                ACTUAL                (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING          ENDING           EXPENSES           ENDING           EXPENSES         ANNUALIZED
   SHARE          ACCOUNT VALUE     ACCOUNT VALUE     PAID DURING       ACCOUNT VALUE      PAID DURING        EXPENSE
   CLASS            (7/1/05)        (12/31/05)(1)       PERIOD(2)         (12/31/05)        PERIOD(2)          RATIO
Institutional       $1,000.00         $1,083.90          $5.20            $1,020.21          $5.04             0.99%


(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
    31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
====================================================================================================================================

AIMinvestments.com                 GEQ-INS-1            A I M Distributors, Inc.

AIM GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2005

                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-55.23%

APPAREL RETAIL-1.38%

Chico's FAS, Inc.(a)                               33,144   $  1,456,016
------------------------------------------------------------------------
Dress Barn, Inc. (The)(a)                          49,763      1,921,349
------------------------------------------------------------------------
Genesco Inc.(a)                                    68,000      2,637,720
========================================================================
                                                               6,015,085
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.27%

Coach, Inc.(a)                                     35,194      1,173,368
========================================================================

APPLICATION SOFTWARE-0.88%

Autodesk, Inc.                                     21,696        931,843
------------------------------------------------------------------------
Synopsys, Inc.(a)                                 144,600      2,900,676
========================================================================
                                                               3,832,519
========================================================================

BIOTECHNOLOGY-1.59%

Amgen Inc.(a)                                      13,384      1,055,462
------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           92,749      4,881,380
------------------------------------------------------------------------
Techne Corp.(a)                                    17,633        990,093
========================================================================
                                                               6,926,935
========================================================================

COMMODITY CHEMICALS-0.26%

Georgia Gulf Corp.                                 36,811      1,119,791
========================================================================

COMMUNICATIONS EQUIPMENT-0.61%

Motorola, Inc.                                     74,844      1,690,726
------------------------------------------------------------------------
QUALCOMM Inc.                                      22,441        966,758
========================================================================
                                                               2,657,484
========================================================================

COMPUTER HARDWARE-2.09%

Apple Computer, Inc.(a)                            29,726      2,137,002
------------------------------------------------------------------------
Dell Inc.(a)                                      109,568      3,285,944
------------------------------------------------------------------------
Hewlett-Packard Co.                                37,333      1,068,844
------------------------------------------------------------------------
Intergraph Corp.(a)                                52,098      2,595,001
========================================================================
                                                               9,086,791
========================================================================

COMPUTER STORAGE & PERIPHERALS-1.98%

Komag, Inc.(a)                                     45,480      1,576,337
------------------------------------------------------------------------
Seagate Technology(a)                             279,500      5,587,205
------------------------------------------------------------------------
Western Digital Corp.(a)                           78,400      1,459,024
========================================================================
                                                               8,622,566
========================================================================

CONSTRUCTION MATERIALS-1.20%

Martin Marietta Materials, Inc.                    68,148      5,228,315
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.26%

Global Payments Inc.                               24,006      1,118,920
========================================================================

------------------------------------------------------------------------
                                                 SHARES        VALUE

DEPARTMENT STORES-0.73%

Bon-Ton Stores, Inc. (The)                         57,583   $  1,101,563
------------------------------------------------------------------------
Nordstrom, Inc.                                    55,659      2,081,647
========================================================================
                                                               3,183,210
========================================================================

DIVERSIFIED BANKS-0.25%

Bank of America Corp.                              23,506      1,084,802
========================================================================

DIVERSIFIED CHEMICALS-2.26%

Ashland Inc.                                      114,599      6,635,282
------------------------------------------------------------------------
Eastman Chemical Co.                               62,493      3,224,014
========================================================================
                                                               9,859,296
========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-0.25%

West Corp.(a)                                      26,061      1,098,471
========================================================================

GAS UTILITIES-2.75%

Energen Corp.                                      90,200      3,276,064
------------------------------------------------------------------------
Equitable Resources, Inc.                         179,433      6,583,397
------------------------------------------------------------------------
Questar Corp.                                      27,828      2,106,580
========================================================================
                                                              11,966,041
========================================================================

HEALTH CARE DISTRIBUTORS-0.26%

AmerisourceBergen Corp.                            27,428      1,135,519
========================================================================

HEALTH CARE EQUIPMENT-1.61%

Hospira, Inc.(a)                                  140,599      6,014,825
------------------------------------------------------------------------
Respironics, Inc.(a)                               26,487        981,873
========================================================================
                                                               6,996,698
========================================================================

HEALTH CARE SERVICES-0.59%

Express Scripts, Inc.(a)                           30,632      2,566,962
========================================================================

HOME IMPROVEMENT RETAIL-0.38%

Lowe's Cos., Inc.                                  24,600      1,639,836
========================================================================

HOMEBUILDING-0.88%

Pulte Homes, Inc.                                  39,724      1,563,537
------------------------------------------------------------------------
Ryland Group, Inc. (The)                           16,202      1,168,650
------------------------------------------------------------------------
Toll Brothers, Inc.(a)                             31,895      1,104,843
========================================================================
                                                               3,837,030
========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.24%

Labor Ready, Inc.(a)                               49,809      1,037,023
========================================================================

AIM GLOBAL EQUITY FUND

                                                 SHARES        VALUE
------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS-0.24%

TXU Corp.                                          21,228   $  1,065,433
========================================================================

INDUSTRIAL CONGLOMERATES-1.67%

3M Co.                                             93,612      7,254,930
========================================================================

INTEGRATED OIL & GAS-1.84%

ConocoPhillips                                     76,372      4,443,323
------------------------------------------------------------------------
Occidental Petroleum Corp.                         44,800      3,578,624
========================================================================
                                                               8,021,947
========================================================================

INTERNET SOFTWARE & SERVICES-0.24%

EarthLink, Inc.(a)                                 93,913      1,043,373
========================================================================

INVESTMENT BANKING & BROKERAGE-0.26%

Lehman Brothers Holdings Inc.                       8,940      1,145,840
========================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-1.45%

Energy Select Sector SPDR Fund(b)                 125,900      6,334,029
========================================================================

LEISURE PRODUCTS-0.46%

JAKKS Pacific, Inc.(a)                             95,343      1,996,482
========================================================================

LIFE & HEALTH INSURANCE-1.92%

Prudential Financial, Inc.                        114,172      8,356,249
========================================================================

MANAGED HEALTH CARE-2.76%

CIGNA Corp.                                        34,802      3,887,383
------------------------------------------------------------------------
UnitedHealth Group Inc.                           130,798      8,127,788
========================================================================
                                                              12,015,171
========================================================================

MARINE-0.32%

General Maritime Corp.(b)                          38,020      1,408,261
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.35%

Anadarko Petroleum Corp.                           18,052      1,710,427
------------------------------------------------------------------------
Apache Corp.                                       40,100      2,747,652
------------------------------------------------------------------------
Energy Partners, Ltd.(a)                          119,160      2,596,496
------------------------------------------------------------------------
KCS Energy, Inc.(a)                                42,113      1,019,977
------------------------------------------------------------------------
Remington Oil & Gas Corp.(a)                       58,562      2,137,513
========================================================================
                                                              10,212,065
========================================================================

OIL & GAS STORAGE & TRANSPORTATION-0.80%

Overseas Shipholding Group, Inc.                   68,678      3,460,684
========================================================================

PACKAGED FOODS & MEATS-0.37%

Pilgrim's Pride Corp.                              48,634      1,612,703
========================================================================

------------------------------------------------------------------------
                                                 SHARES        VALUE

PHARMACEUTICALS-2.65%

Allergan, Inc.                                     63,510   $  6,856,540
------------------------------------------------------------------------
Barr Pharmaceuticals Inc.(a)                       33,492      2,086,217
------------------------------------------------------------------------
Wyeth                                              56,627      2,608,806
========================================================================
                                                              11,551,563
========================================================================

PROPERTY & CASUALTY INSURANCE-0.31%

MBIA Inc.                                          22,704      1,365,873
========================================================================

RAILROADS-0.44%

CSX Corp.                                          37,458      1,901,743
========================================================================

REGIONAL BANKS-0.25%

First Community Bancorp                            20,325      1,105,070
========================================================================

REINSURANCE-0.26%

Endurance Specialty Holdings Ltd.                  31,148      1,116,656
========================================================================

SEMICONDUCTOR EQUIPMENT-0.35%

Lam Research Corp.(a)                              43,044      1,535,810
========================================================================

SEMICONDUCTORS-4.37%

Intel Corp.                                       258,004      6,439,780
------------------------------------------------------------------------
Linear Technology Corp.                           202,671      7,310,343
------------------------------------------------------------------------
Maxim Integrated Products, Inc.                    79,236      2,871,513
------------------------------------------------------------------------
National Semiconductor Corp.                       44,241      1,149,381
------------------------------------------------------------------------
Texas Instruments Inc.                             38,512      1,235,080
========================================================================
                                                              19,006,097
========================================================================

SOFT DRINKS-1.17%

Coca-Cola Co. (The)                                99,820      4,023,744
------------------------------------------------------------------------
PepsiCo, Inc.                                      18,451      1,090,085
========================================================================
                                                               5,113,829
========================================================================

SPECIALIZED CONSUMER SERVICES-0.46%

Weight Watchers International, Inc.(a)             40,400      1,996,972
========================================================================

SPECIALIZED FINANCE-4.20%

CIT Group Inc.                                    113,651      5,884,849
------------------------------------------------------------------------
Moody's Corp.                                     201,792     12,394,065
========================================================================
                                                              18,278,914
========================================================================

SPECIALTY STORES-0.77%

Hibbett Sporting Goods, Inc.(a)                    51,507      1,466,919
------------------------------------------------------------------------
Movie Gallery, Inc.(b)                            137,124        769,266
------------------------------------------------------------------------
Sports Authority, Inc. (The)(a)                    36,494      1,136,058
========================================================================
                                                               3,372,243
========================================================================

THRIFTS & MORTGAGE FINANCE-1.10%

Fremont General Corp.                              93,200      2,165,036
------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                    32,085      1,188,749
------------------------------------------------------------------------
Radian Group Inc.                                  24,219      1,418,991
========================================================================
                                                               4,772,776
========================================================================

AIM GLOBAL EQUITY FUND

                                                 SHARES        VALUE
------------------------------------------------------------------------

TOBACCO-1.95%

Altria Group, Inc.                                 13,470   $  1,006,478
------------------------------------------------------------------------
Reynolds American Inc.(b)                          63,155      6,020,566
------------------------------------------------------------------------
UST Inc.                                           35,610      1,453,956
========================================================================
                                                               8,481,000
========================================================================

TRUCKING-1.55%

CNF Inc.                                           46,873      2,619,732
------------------------------------------------------------------------
Laidlaw International Inc.                        177,300      4,118,679
========================================================================
                                                               6,738,411
========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $217,887,644)                   240,450,786
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-41.34%

AUSTRALIA-1.63%

Australia and New Zealand Banking Group Ltd.
  (Diversified Banks)(c)                           72,568      1,270,624
------------------------------------------------------------------------
Commonwealth Bank of Australia (Diversified
  Banks)(c)                                       140,318      4,395,785
------------------------------------------------------------------------
Suncorp-Metway Ltd. (Other Diversified
  Financial Services)(c)                           96,686      1,417,344
========================================================================
                                                               7,083,753
========================================================================

BERMUDA-0.54%

Knightsbridge Tankers Ltd. (Oil & Gas Storage
  & Transportation)(b)                             45,800      1,110,650
------------------------------------------------------------------------
PXRE Group Ltd. (Reinsurance)(b)                   94,468      1,224,305
========================================================================
                                                               2,334,955
========================================================================

BRAZIL-0.16%

Banco Itau Holding Financeira S.A.-ADR
  (Diversified Banks)                              28,302        679,814
========================================================================

CANADA-0.40%

Inmet Mining Corp. (Diversified Metals &
  Mining)                                          69,400      1,760,967
========================================================================

DENMARK-1.69%

Danske Bank A/S (Diversified Banks)(c)            104,900      3,696,592
------------------------------------------------------------------------
William Demant Holdings A/S (Health Care
  Equipment)(a)                                    66,547      3,680,072
========================================================================
                                                               7,376,664
========================================================================

FINLAND-0.46%

Nokia Oyj (Communications Equipment)(c)           110,600      2,024,463
========================================================================

FRANCE-5.36%

Assurances Generales de France (Multi-Line
  Insurance)                                       47,784      4,734,833
------------------------------------------------------------------------
AXA (Multi-Line Insurance)(c)                      89,751      2,900,460
------------------------------------------------------------------------
PagesJaunes Groupe S.A. (Publishing)(c)           313,714      8,161,409
------------------------------------------------------------------------
Societe Generale (Diversified Banks)(b)            61,290      7,538,793
========================================================================
                                                              23,335,495
========================================================================

------------------------------------------------------------------------
                                                 SHARES        VALUE

GERMANY-2.57%

Adidas-Salomon A.G. (Apparel, Accessories &
  Luxury Goods)                                    18,595   $  3,522,191
------------------------------------------------------------------------
BASF A.G. (Diversified Chemicals)(c)               46,696      3,577,094
------------------------------------------------------------------------
ThyssenKrupp A.G. (Steel)(c)                      196,698      4,102,858
========================================================================
                                                              11,202,143
========================================================================

GREECE-2.88%

OPAP S.A. (Casinos & Gaming)(c)                   364,102     12,535,776
========================================================================

ITALY-0.43%

Milano Assicurazioni S.p.A. (Multi-Line
  Insurance)                                      270,700      1,850,704
========================================================================

JAPAN-9.09%

Chubu Electric Power Co., Inc. (Electric
  Utilities)(b)(c)                                294,100      6,999,764
------------------------------------------------------------------------
Chugoku Electric Power Co., Inc. (The)
  (Electric Utilities)                             56,500      1,094,738
------------------------------------------------------------------------
Fuji Fire and Marine Insurance Co., Ltd.
  (The) (Property & Casualty Insurance)(c)        351,000      1,351,371
------------------------------------------------------------------------
Hokuriku Electric Power Co. (Electric
  Utilities)(b)(c)                                181,700      3,582,827
------------------------------------------------------------------------
Kyushu Electric Power Co., Inc. (Electric
  Utilities)(c)                                   406,000      8,826,416
------------------------------------------------------------------------
Matsui Securities Co., Ltd. (Investment
  Banking & Brokerage)(b)(c)                      121,800      1,684,643
------------------------------------------------------------------------
Mizuho Financial Group, Inc. (Diversified
  Banks)(c)                                           192      1,516,571
------------------------------------------------------------------------
Nikko Cordial Corp. (Investment Banking &
  Brokerage)(c)                                   104,500      1,679,664
------------------------------------------------------------------------
Nissin Co., Ltd. (Consumer Finance)(b)(c)         943,200      2,338,300
------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)(c)                                      2,496      3,822,370
------------------------------------------------------------------------
Tokai Tokyo Securities Co., Ltd. (Investment
  Banking & Brokerage)(c)                         340,000      2,055,426
------------------------------------------------------------------------
Yamato Kogyo Co., Ltd. (Steel)(c)                 279,000      4,644,827
========================================================================
                                                              39,596,917
========================================================================

NETHERLANDS-2.80%

ING Groep N.V.-Dutch Ctfs. (Other Diversified
  Financial Services)(c)                          310,788     10,779,467
------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V. (Integrated
  Telecommunication Services)                     140,062      1,404,431
========================================================================
                                                              12,183,898
========================================================================

NORWAY-1.93%

Norsk Hydro A.S.A. (Oil & Gas Exploration &
  Production)(c)                                   39,342      4,053,185
------------------------------------------------------------------------
Orkla A.S.A. (Packaged Foods & Meats)(c)           27,700      1,146,059
------------------------------------------------------------------------
Storebrand A.S.A. (Multi-Line
  Insurance)(b)(c)                                372,600      3,209,704
========================================================================
                                                               8,408,948
========================================================================

SOUTH KOREA-0.41%

POSCO (Steel)(c)                                    8,990      1,786,052
========================================================================

AIM GLOBAL EQUITY FUND

                                                 SHARES        VALUE
------------------------------------------------------------------------

SPAIN-0.53%

Telefonica Publicidad e Informacion, S.A.
  (Publishing)(a)(c)                              274,224   $  2,327,837
========================================================================

SWEDEN-0.65%

ForeningsSparbanken A.B. (Diversified
  Banks)(c)                                       103,100      2,809,768
========================================================================

TAIWAN-1.10%

China Steel Corp. (Steel)(c)                    6,298,225      4,790,692
========================================================================

UNITED KINGDOM-8.71%

Aviva PLC (Multi-Line Insurance)                  187,527      2,274,613
------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)(c)          191,370      4,832,703
------------------------------------------------------------------------
HSBC Holdings PLC (Diversified Banks)(c)           62,000        994,040
------------------------------------------------------------------------
Legal & General Group PLC (Life & Health
  Insurance)                                    2,607,517      5,473,204
------------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks)          870,938      7,319,923
------------------------------------------------------------------------
Old Mutual PLC (Life & Health Insurance)        2,105,995      5,969,493
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(c)      58,580      1,933,057
------------------------------------------------------------------------
Tesco PLC (Food Retail)(c)                      1,600,339      9,121,423
========================================================================
                                                              37,918,456
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $156,581,880)                          180,007,302
========================================================================

------------------------------------------------------------------------
                                                 SHARES        VALUE

MONEY MARKET FUNDS-2.86%

Liquid Assets Portfolio-Institutional
  Class(d)                                      6,224,197   $  6,224,197
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)     6,224,197      6,224,197
========================================================================
    Total Money Market Funds (Cost
      $12,448,394)                                            12,448,394
========================================================================
TOTAL INVESTMENTS-99.43% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost $386,917,918)                432,906,482
========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-6.02%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  13,105,016     13,105,016
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  13,105,017     13,105,017
========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $26,210,033)                                      26,210,033
========================================================================
TOTAL INVESTMENTS-105.45%
  (Cost $413,127,951)                                        459,116,515
========================================================================
OTHER ASSETS LESS LIABILITIES-(5.45%)                        (23,738,615)
========================================================================
NET ASSETS-100.00%                                          $435,377,900
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Ctfs. - Certificates
SPDR  - Standard & Poor's Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2005.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2005 was $130,368,571, which represented 29.94% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS:

Investments, at value (cost $374,469,524)*     $420,458,088
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $38,658,427)                             38,658,427
===========================================================
    Total investments (cost $413,127,951)       459,116,515
===========================================================
Foreign currencies, at value (cost
  $2,855,183)                                     2,739,196
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  666,529
-----------------------------------------------------------
  Dividends                                         334,360
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               16,504
-----------------------------------------------------------
Other assets                                         39,394
===========================================================
    Total assets                                462,912,498
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            918,818
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 26,315
-----------------------------------------------------------
  Collateral upon return of securities loaned    26,210,033
-----------------------------------------------------------
Accrued distribution fees                           201,181
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              139
-----------------------------------------------------------
Accrued transfer agent fees                         102,904
-----------------------------------------------------------
Accrued operating expenses                           75,208
===========================================================
    Total liabilities                            27,534,598
===========================================================
Net assets applicable to shares outstanding    $435,377,900
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $387,268,142
-----------------------------------------------------------
Undistributed net investment income                 (82,588)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies
  and futures contracts                           2,319,962
-----------------------------------------------------------
Unrealized appreciation of investment
  securities and foreign currencies              45,872,384
===========================================================
                                               $435,377,900
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $264,867,538
___________________________________________________________
===========================================================
Class B                                        $ 95,379,189
___________________________________________________________
===========================================================
Class C                                        $ 35,313,042
___________________________________________________________
===========================================================
Class R                                        $     14,759
___________________________________________________________
===========================================================
Institutional Class                            $ 39,803,372
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          17,049,527
___________________________________________________________
===========================================================
Class B                                           6,394,476
___________________________________________________________
===========================================================
Class C                                           2,370,878
___________________________________________________________
===========================================================
Class R                                               950.1
___________________________________________________________
===========================================================
Institutional Class                               2,545,378
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      15.54
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $15.54 divided
      by 94.50%)                               $      16.44
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      14.92
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      14.89
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      15.53
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      15.64
___________________________________________________________
===========================================================

* At December 31, 2005, securities with an aggregate value of $25,291,074 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL EQUITY FUND

STATEMENT OF OPERATIONS

For the year ended December 31, 2005

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $626,058)        $ 8,246,539
-------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $178,033, after compensation
  to counterparties of $814,438)                                  723,165
-------------------------------------------------------------------------
Interest                                                            5,056
=========================================================================
    Total investment income                                     8,974,760
=========================================================================

EXPENSES:

Advisory fees                                                   3,632,883
-------------------------------------------------------------------------
Administrative services fees                                      117,562
-------------------------------------------------------------------------
Custodian fees                                                    178,521
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         670,040
-------------------------------------------------------------------------
  Class B                                                         865,275
-------------------------------------------------------------------------
  Class C                                                         291,561
-------------------------------------------------------------------------
  Class R                                                               9
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C & R                                842,381
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                7,862
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          25,326
-------------------------------------------------------------------------
Other                                                             319,311
=========================================================================
    Total expenses                                              6,950,731
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                   (694,846)
=========================================================================
    Net expenses                                                6,255,885
=========================================================================
Net investment income                                           2,718,875
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
    to affiliates of $436,372)                                 38,991,979
-------------------------------------------------------------------------
  Foreign currencies                                               13,997
-------------------------------------------------------------------------
  Futures contracts                                               (12,751)
=========================================================================
                                                               38,993,225
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (6,197,664)
-------------------------------------------------------------------------
  Foreign currencies                                             (122,801)
=========================================================================
                                                               (6,320,465)
=========================================================================
Net gain from investment securities, foreign currencies and
  futures contracts                                            32,672,760
=========================================================================
Net increase in net assets resulting from operations          $35,391,635
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2005 and 2004

                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  2,718,875    $   (599,591)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and futures contracts                            38,993,225      16,401,355
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (6,320,465)     29,616,874
==========================================================================================
    Net increase in net assets resulting from operations        35,391,635      45,418,638
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (2,106,378)             --
------------------------------------------------------------------------------------------
  Class B                                                         (208,571)             --
------------------------------------------------------------------------------------------
  Class C                                                          (76,460)             --
------------------------------------------------------------------------------------------
  Class R                                                              (82)             --
------------------------------------------------------------------------------------------
  Institutional Class                                             (511,441)             --
==========================================================================================
    Total distributions from net investment income              (2,902,932)             --
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                      (22,635,247)     (8,703,573)
------------------------------------------------------------------------------------------
  Class B                                                       (8,553,337)     (3,757,370)
------------------------------------------------------------------------------------------
  Class C                                                       (3,135,964)       (988,497)
------------------------------------------------------------------------------------------
  Class R                                                             (917)             --
------------------------------------------------------------------------------------------
  Institutional Class                                           (3,568,082)       (647,260)
==========================================================================================
    Total distributions from net realized gains                (37,893,547)    (14,096,700)
==========================================================================================
    Decrease in net assets resulting from distributions        (40,796,479)    (14,096,700)
==========================================================================================
Share transactions-net:
  Class A                                                       85,167,440      53,265,793
------------------------------------------------------------------------------------------
  Class B                                                       22,512,409       2,659,676
------------------------------------------------------------------------------------------
  Class C                                                       15,462,796       8,517,732
------------------------------------------------------------------------------------------
  Class R                                                           14,998              --
------------------------------------------------------------------------------------------
  Institutional Class                                           27,556,460      12,681,245
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              150,714,103      77,124,446
==========================================================================================
    Net increase in net assets                                 145,309,259     108,446,384
==========================================================================================

NET ASSETS:

  Beginning of year                                            290,068,641     181,622,257
==========================================================================================
  End of year (including undistributed net investment income
    (loss) of $(82,588) and $(16,800), respectively)          $435,377,900    $290,068,641
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GLOBAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Global Equity Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM GLOBAL EQUITY FUND


       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. REDEMPTION FEES -- The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker

AIM GLOBAL EQUITY FUND

     (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.975%
--------------------------------------------------------------------
Next $500 million                                             0.95%
--------------------------------------------------------------------
Next $500 million                                             0.925%
--------------------------------------------------------------------
Over $1.5 billion                                             0.90%
 ___________________________________________________________________
====================================================================


    Through December 31, 2009, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund based on the Fund's average daily net assets do not exceed the annual rate of:

AVERAGE NET ASSETS                                            RATE
-------------------------------------------------------------------
First $250 million                                            0.80%
-------------------------------------------------------------------
Next $250 million                                             0.78%
-------------------------------------------------------------------
Next $500 million                                             0.76%
-------------------------------------------------------------------
Next $1.5 billion                                             0.74%
-------------------------------------------------------------------
Next $2.5 billion                                             0.72%
-------------------------------------------------------------------
Next $2.5 billion                                             0.70%
-------------------------------------------------------------------
Next $2.5 billion                                             0.68%
-------------------------------------------------------------------
Over $10 billion                                              0.66%
 __________________________________________________________________
===================================================================


    AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 1.75%, 2.50%, 2.50%, 2.00% and 1.50% of average daily net assets, respectively, through December 31, 2005. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended December 31, 2005, AIM waived fees of $680,579.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended December 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $2,131.

AIM GLOBAL EQUITY FUND


    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended December 31, 2005, AIM was paid $117,562.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended December 31, 2005, the Fund paid AISI $842,381 for Class A, Class B, Class C and Class R share classes and $7,862 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2005, the Class A, Class B, Class C and Class R shares paid $670,040, $865,275, $291,561 and $9, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2005, ADI advised the Fund that it retained $108,917 in front-end sales commissions from the sale of Class A shares and $20,390, $27,559 and $3,261 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended December 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      12/31/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $ 7,135,683      $ 69,929,639      $ (70,841,125)        $   --         $ 6,224,197     $271,564       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class             7,135,683        69,929,639        (70,841,125)            --           6,224,197      273,568           --
==================================================================================================================================
  Subtotal        $14,271,366      $139,859,278      $(141,682,250)        $   --         $12,448,394     $545,132       $   --
==================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE        DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      12/31/05        INCOME*     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
  Class           $12,166,970      $112,558,430      $(111,620,384)        $   --         $13,105,016     $ 88,660       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
  Class            12,166,971       112,379,626       (111,441,580)            --          13,105,017       89,373           --
==================================================================================================================================
  Subtotal        $24,333,941      $224,938,056      $(223,061,964)        $   --         $26,210,033     $178,033       $   --
==================================================================================================================================
  Total           $38,605,307      $364,797,334      $(364,744,214)        $   --         $38,658,427     $723,165       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended December 31, 2005, the Fund engaged in securities purchases of $8,156,279 and sales of $4,362,154, which resulted in net realized gains of $436,372.

AIM GLOBAL EQUITY FUND

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended December 31, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $12,136.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended December 31, 2005, the Fund paid legal fees of $5,205 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2005, securities with an aggregate value of $25,291,074 were on loan to brokers. The loans were secured by cash collateral of $26,210,033 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2005, the Fund received dividends on cash collateral of $178,033 for securities lending transactions, which are net of compensation to counterparties.

AIM GLOBAL EQUITY FUND

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                                 2005           2004
----------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                               $16,288,759    $ 6,685,845
----------------------------------------------------------------------------------------
Long-term capital gain                                         24,507,720      7,410,855
========================================================================================
Total distributions                                           $40,796,479    $14,096,700
________________________________________________________________________________________
========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2005, the components of net assets on a tax basis were as follows:

                                                                  2005
--------------------------------------------------------------------------
Undistributed ordinary income                                 $  2,249,446
--------------------------------------------------------------------------
Undistributed long-term gain                                       193,061
--------------------------------------------------------------------------
Unrealized appreciation -- investments                          45,749,839
--------------------------------------------------------------------------
Temporary book/tax differences                                     (21,544)
--------------------------------------------------------------------------
Post-October currency loss deferral                                (61,044)
--------------------------------------------------------------------------
Shares of beneficial interest                                  387,268,142
==========================================================================
Total net assets                                              $435,377,900
__________________________________________________________________________
==========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the deferral of losses on wash sales. The tax-basis unrealized appreciation on investments amount includes appreciation (depreciation) on foreign currencies of $(116,180).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward for the year ended December 31, 2005.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2005 was $533,602,309 and $421,096,987, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $55,731,926
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (9,865,907)
===============================================================================
Net unrealized appreciation of investment securities              $45,866,019
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $413,250,496.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of foreign currency transactions, partnership transactions, distributions and corporate actions, on December 31, 2005, undistributed net investment income was increased by $118,269, undistributed net realized gain (loss) was decreased by $4,075,013 and shares of beneficial interest increased by $3,956,744. This reclassification had no effect on the net assets of the Fund.

AIM GLOBAL EQUITY FUND

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.


                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                                       2005(a)                         2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      6,302,735    $100,523,346     3,988,346    $ 58,566,755
----------------------------------------------------------------------------------------------------------------------
  Class B                                                      2,562,627      39,213,094     1,895,283      26,890,560
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,079,390      16,477,555       790,970      11,285,487
----------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                         886          14,000            --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                       1,722,429      27,801,575       842,987      12,784,860
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                      1,487,148      23,199,495       529,315       8,130,282
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        548,316       8,213,781       236,432       3,503,919
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        205,193       3,069,683        64,371         952,680
----------------------------------------------------------------------------------------------------------------------
  Class R(b)                                                          64             998            --              --
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                          62,149         975,742            37             576
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        621,024       9,831,861     1,088,278      15,900,255
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (645,462)     (9,831,861)   (1,123,493)    (15,900,255)
======================================================================================================================
Reacquired:(d)
  Class A                                                     (3,016,154)    (48,387,262)   (2,017,034)    (29,331,499)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (979,861)    (15,082,605)     (846,484)    (11,834,548)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (264,887)     (4,084,442)     (264,781)     (3,720,435)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(c)                                         (75,567)     (1,220,857)       (6,657)       (104,191)
======================================================================================================================
                                                               9,610,030    $150,714,103     5,177,570    $ 77,124,446
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are three entities that are a record owner of more than 5% of the outstanding shares of the Fund and they own 18% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b)  Class R shares commenced sales on October 31, 2005.
(c)  Institutional Class shares commenced sales on April 30, 2004.
(d) Amount is net of redemption fees of $6,550, $2,495, $850 and $871 for Class A, Class B, Class C and Institutional Class shares, respectively, for the year ended December 31, 2005 and $4,833, $2,171, $476 and $107 for Class A, Class B, Class C and Institutional Class shares, respectively, for the year ended December 31, 2004.

AIM GLOBAL EQUITY FUND


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              ------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                2005           2004           2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  15.65       $  13.54       $   9.95       $ 11.00       $ 13.33
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    0.15(a)       (0.02)(a)      (0.06)(a)     (0.02)(a)     (0.10)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   1.34           2.93           3.79         (1.03)        (2.17)
================================================================================================================================
    Total from investment operations                              1.49           2.91           3.73         (1.05)        (2.27)
================================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.13)            --             --            --         (0.06)
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (1.47)         (0.80)         (0.14)           --            --
================================================================================================================================
    Total distributions                                          (1.60)         (0.80)         (0.14)           --         (0.06)
================================================================================================================================
Redemptions fees added to shares of beneficial interest           0.00           0.00           0.00            --            --
================================================================================================================================
Net asset value, end of period                                $  15.54       $  15.65       $  13.54       $  9.95       $ 11.00
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                   9.43%         21.64%         37.51%        (9.55)%      (17.03)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $264,868       $182,416       $109,205       $68,335       $80,630
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                  1.50%(c)       1.94%          2.00%         2.00%         2.00%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements               1.68%(c)       1.96%          2.05%         2.05%         2.25%
================================================================================================================================
Ratio of net investment income (loss) to average net assets       0.91%(c)      (0.11)%        (0.50)%       (0.18)%       (0.94)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                            120%           115%           178%           80%          154%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $227,401,529.

AIM GLOBAL EQUITY FUND

                                                                                          CLASS B
                                                              ---------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------------------
                                                               2005          2004          2003          2002          2001
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.10       $ 13.15       $  9.71       $ 10.80       $ 13.12
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   0.03(a)      (0.09)(a)     (0.11)(a)     (0.07)(a)     (0.15)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.28          2.84          3.69         (1.02)        (2.13)
=============================================================================================================================
    Total from investment operations                             1.31          2.75          3.58         (1.09)        (2.28)
=============================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.03)           --            --            --         (0.04)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (1.46)        (0.80)        (0.14)           --            --
=============================================================================================================================
    Total distributions                                         (1.49)        (0.80)        (0.14)           --         (0.04)
=============================================================================================================================
Redemptions fees added to shares of beneficial interest          0.00          0.00          0.00            --            --
=============================================================================================================================
Net asset value, end of period                                $ 14.92       $ 15.10       $ 13.15       $  9.71       $ 10.80
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                  8.65%        21.06%        36.90%       (10.09)%      (17.36)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $95,379       $74,120       $62,424       $54,029       $81,459
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.21%(c)      2.44%         2.50%         2.50%         2.50%
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.39%(c)      2.46%         2.55%         2.55%         2.75%
=============================================================================================================================
Ratio of net investment income (loss) to average net assets      0.20%(c)     (0.61)%       (1.00)%       (0.68)%       (1.44)%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                           120%          115%          178%           80%          154%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $86,527,545.

AIM GLOBAL EQUITY FUND

                                                                                         CLASS C
                                                              --------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------------
                                                               2005          2004          2003         2002          2001
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 15.08       $ 13.14       $ 9.71       $ 10.79       $ 13.11
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                 0.03()(a)      (0.09)(a)    (0.11)(a)     (0.07)(a)     (0.16)(a)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  1.27          2.83         3.68         (1.01)        (2.12)
============================================================================================================================
    Total from investment operations                             1.30          2.74         3.57         (1.08)        (2.28)
============================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.03)           --           --            --         (0.04)
----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (1.46)        (0.80)       (0.14)           --            --
============================================================================================================================
    Total distributions                                         (1.49)        (0.80)       (0.14)           --         (0.04)
============================================================================================================================
Redemptions fees added to shares of beneficial interest          0.00          0.00         0.00            --            --
============================================================================================================================
Net asset value, end of period                                $ 14.89       $ 15.08       $13.14       $  9.71       $ 10.79
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(b)                                                  8.58%        21.00%       36.79%       (10.01)%      (17.37)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $35,313       $20,375       $9,993       $ 4,551       $ 4,600
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                 2.21%(c)      2.44%        2.50%         2.50%         2.50%
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements              2.39%(c)      2.46%        2.55%         2.55%         2.75%
============================================================================================================================
Ratio of net investment income (loss) to average net assets      0.20%(c)     (0.61)%      (1.00)%       (0.68)%       (1.44)%
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate                                           120%          115%         178%           80%          154%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $29,156,105.

AIM GLOBAL EQUITY FUND

                                                                    CLASS R
                                                                ----------------
                                                                OCTOBER 31, 2005
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                  DECEMBER 31,
                                                                      2005
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $16.07
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.02(a)
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               1.03
================================================================================
    Total from investment operations                                   1.05
================================================================================
Less distributions:
  Dividends from net investment income                                (0.13)
--------------------------------------------------------------------------------
  Distributions from net realized gains                               (1.46)
================================================================================
    Total distributions                                               (1.59)
================================================================================
Net asset value, end of period                                       $15.53
________________________________________________________________________________
================================================================================
Total return(b)                                                        6.46%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $   15
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                       1.73%(c)
--------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                    1.91%(c)
================================================================================
Ratio of net investment income to average net assets                   0.68%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                 120%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $10,698.

AIM GLOBAL EQUITY FUND

                                                                     INSTITUTIONAL CLASS
                                                              ---------------------------------
                                                                                 APRIL 30, 2004
                                                               YEAR ENDED         (DATE SALES
                                                              DECEMBER 31,       COMMENCED) TO
                                                              ------------        DECEMBER 31,
                                                                  2005                2004
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 15.73             $ 13.98
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.23(a)             0.07(a)
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.34                2.48
===============================================================================================
    Total from investment operations                               1.57                2.55
===============================================================================================
Less distributions:
  Dividends from net investment income                            (0.21)                 --
-----------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (1.45)              (0.80)
===============================================================================================
    Total distributions                                           (1.66)              (0.80)
===============================================================================================
Redemptions fees added to shares of beneficial interest            0.00                0.00
===============================================================================================
Net asset value, end of period                                  $ 15.64             $ 15.73
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                    9.97%              18.39%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $39,803             $13,158
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.99%(c)            1.18%(d)
-----------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.17%(c)            1.20%(d)
===============================================================================================
Ratio of net investment income to average net assets               1.42%(c)            0.65%(d)
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate                                             120%                115%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $29,516,435.
(d)  Annualized

NOTE 14--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint,

AIM GLOBAL EQUITY FUND
filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, this lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in motions to dismiss shareholder class action and derivative complaints that were filed in unrelated lawsuits. On November 3, 2005, the MDL Court issued short opinions for the most part applying these rulings to the AIM and IFG lawsuits. The MDL Court dismissed all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"). The Court dismissed all claims asserted in the class action complaint but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, (ii) the excessive fee claim under
Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and
(iii) the MDL Court deferred ruling on the "control person liability" claim under Section 48 of the 1940 Act. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

  At the MDL Court's request, the parties submitted proposed orders implementing these rulings in the AIM and IFG lawsuits. The MDL Court has not entered any orders on the motions to dismiss in these lawsuits and it is possible the orders may differ in some respects from the rulings described above. Based on the MDL Court's opinion and both parties' proposed orders, however, all claims asserted against the Funds that have been transferred to the MDL Court will be dismissed, although certain Funds will remain nominal defendants in the derivative lawsuit.

  On December 6, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' omnibus motion to dismiss the ERISA complaints. The ruling was issued in unrelated lawsuits that are similar to the ERISA lawsuits brought against AIM and IFG and related entities. The MDL Court: (i) denied the motion to dismiss on the grounds that the plaintiffs lack standing or that the defendants' investments in company stock are entitled to a presumption of prudence; (ii) granted the motion to dismiss as to defendants not named in the employee benefit plan documents as fiduciaries but gave plaintiffs leave to replead facts sufficient to show that such defendants acted as de facto fiduciaries; and (iii) confirmed plaintiffs' withdrawal of their prohibited transactions and misrepresentations claims.

AIM GLOBAL EQUITY FUND

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM GLOBAL EQUITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Growth Series and Shareholders of AIM Global Equity Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Global Equity Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 17, 2006
Houston, Texas

AIM GLOBAL EQUITY FUND

TRUSTEES AND OFFICERS

As of December 31, 2005



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director and President, A I M Advisors,
                                                  Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc.; Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of December 31, 2005

AIM GLOBAL EQUITY FUND



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    None
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2005, 11.45% is eligible for the dividends received deduction for corporations. The Fund distributed long-term capital gains of $28,464,720 for the Fund's tax year ended December 31, 2005.

    For its tax year ended December 31, 2005, the Fund designated 44.59%, or the maximum allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended December 31, 2005, the Fund designates 1.24%, or the maximum amount allowable of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

    The Fund designates qualified short-term capital gain distributions exempt from U.S. income tax for non-resident alien shareholders of $11,579,530 for the fund's tax year ended December 31, 2005.

    The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended March 31, 2005, June 30, 2005, September 30, 2005 and December 31, 2005 are 48.89%, 45.65%, 46.47% and 44.50%, respectively.

      DOMESTIC EQUITY                             INTERNATIONAL/GLOBAL EQUITY AIM                      FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                    AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(1)          AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                      AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                      AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                       AIM Money Market Fund
AIM Dynamics Fund                            AIM International Core Equity Fund          AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund               AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(1)     Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                            Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund                                    SECTOR EQUITY                 TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund          AIM High Income Municipal Fund(1)
AIM Opportunities III Fund                   AIM Energy Fund                             AIM Municipal Bond Fund
AIM Premier Equity Fund                      AIM Financial Services Fund                 AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund                       AIM Global Health Care Fund                 AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                 Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund                    AIM Gold & Precious Metals Fund
AIM Small Cap Growth Fund(1)                 AIM Leisure Fund                                     AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund                AIM Multi-Sector Fund
AIM Summit Fund                              AIM Real Estate Fund(1)                     AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                    AIM Technology Fund                         AIM Growth Allocation Fund(2)
AIM Trimark Small Companies Fund             AIM Utilities Fund                          AIM Moderate Allocation Fund
AIM Weingarten Fund                                                                      AIM Moderate Growth Allocation Fund
                                                                                         AIM Moderately Conservative Allocation Fund


                                                                                         DIVERSIFIED PORTFOLIOS

                                                                                         AIM Income Allocation Fund
                                                                                         AIM International Allocation Fund

                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================


*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

    If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

AIMinvestments.com                  GEQ-AR-1            A I M Distributors, Inc.

                                YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College    Separately   Offshore    Cash             [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                 Savings    Managed      Products    Management             --Registered Trademark--
                                  Plans      Accounts
--------------------------------------------------------------------------------

                                                      AIM GROWTH ALLOCATION FUND
                                Annual Report to Shareholders o December 31,2005


                                  [COVER IMAGE]


                        EFFECTIVE APRIL 29, 2005, AIM AGGRESSIVE ALLOCATION FUND
                                         WAS RENAMED AIM GROWTH ALLOCATION FUND.


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

====================================================================================================================================
AIM GROWTH ALLOCATION FUND SEEKS LONG-TERM GROWTH OF CAPITAL CONSISTENT WITH A HIGHER LEVEL OF RISK RELATIVE TO THE BROAD STOCK
MARKET.

o   Unless otherwise stated, information presented in this report is as of December 31, 2005, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          policies without the approval of the         ABOUT INDEXES USED IN THIS REPORT
                                             Fund. If that were to occur, the Fund
o   Class B shares are not available as      might be forced to withdraw its              o   The unmanaged Standard & Poor's
an investment for retirement plans           investments from the underlying funds at     Composite Index of 500 Stocks (the S&P
maintained pursuant to Section 401 of        a time that is unfavorable to the Fund.      500 --Registered Trademark-- INDEX) is
the Internal Revenue Code, including                                                      an index of common stocks frequently
401(k) plans, money purchase pension         PRINCIPAL RISKS OF INVESTING IN THE          used as a general measure of U.S. stock
plans and profit sharing plans, except       UNDERLYING FUNDS                             market performance.
for plans that have existing accounts
invested in Class B shares.                  o   Investing in a mutual fund that          o   The CUSTOM GROWTH ALLOCATION INDEX
                                             invests in international securities          used in this report is composed of 70%
o   Class R shares are available only to     presents certain risks not associated        Russell 3000 Index, 25% MSCI EAFE Index,
certain retirement plans. Please see the     with investing solely in the United          and 5% Lehman High Yield Index.
prospectus for more information.             States. These include risks relating to
                                             fluctuations in the value of the U.S.        o The unmanaged RUSSELL 3000--Registered
PRINCIPAL RISKS OF INVESTING IN THE FUND     dollar relative to the values of other       Trademark-- INDEX is an index of common
                                             currencies, the custody arrangements         stocks that measures performance of the
o   The Fund is a "fund of funds," which     made for the Fund's foreign holdings,        largest 3,000 U.S. companies based on
means that it invests its assets in          differences in accounting, political         market capitalization.
other underlying mutual funds advised by     risks and the lesser degree of public
A I M Advisors, Inc.                         information required to be provided by       o The unmanaged MSCI Europe, Australasia
                                             non-U.S. companies.                          and the Far East Index (the MSCI EAFE
o   Investors will bear not just their                                                    --Registered Trademark-- INDEX) is a
share of the Fund's operational              o   Investing in a Fund that invests in      group of foreign securities tracked by
expenses, but also, indirectly, the          smaller companies involves greater risk      Morgan Stanley Capital International.
operating expenses of the underlying         than investing in more established
funds.                                       companies, such as business risk,            o The unmanaged LEHMAN HIGH YIELD INDEX,
                                             significant stock price fluctuations and     which represents the performance of
o   The advisor may change the Fund's        illiquidity.                                 high-yield debt securities, is compiled
asset class allocations, the underlying                                                   by Lehman Brothers, a global investment
funds or the target weightings in the        o   A change in interest rates will          bank.
underlying funds at its discretion.          affect the performance of the Fund's
                                             investments in fixed-income mutual           o   The unmanaged LIPPER MULTI-CAP CORE
o   The advisor has the ability to           funds.                                       FUND INDEX represents an average of the
select and substitute the underlying                                                      performance of the 30 largest
funds in which the Fund invests, and may     o   Investing in funds that invest in        multi-capitalization core funds tracked
be subject to potential conflicts of         higher- yielding, lower-rated debt           by Lipper, Inc., an independent mutual
interest in selecting underlying funds       securities (commonly known as "junk          fund performance monitor.
because it may receive higher fees from      bonds") has a greater risk of price
certain underlying funds than others.        fluctuation and loss of principal and        o   The unmanaged MSCI WORLD INDEX is a
However, as a fiduciary to the Fund, the     income than investing in funds that          group of global securities tracked by
advisor is required to act in the Fund's     invest in U.S. government securities         Morgan Stanley Capital International.
best interest when selecting the             such as U.S. Treasury bills, notes and
underlying funds.                            bonds. Treasuries are guaranteed by the      o   The Fund is not managed to track the
                                             government for repayment of principal        performance of any particular index,
o   There is a risk that the advisor's       and interest if held to maturity. Fund       including the indexes defined here, and
evaluations and assumptions regarding        shares are not insured, and their value      consequently, the performance of the
the Fund's broad asset classes or the        and yield will vary with market              Fund may deviate significantly from the
underlying funds in which the Fund           conditions. Investors should carefully       performance of the indexes.
invests may be incorrect based on actual     assess the risk associated with an
market conditions. There can be no           investment in the Fund.                      Continued on Page 7
assurance that the underlying funds will
achieve their investment objectives, and     o   The Fund may invest in funds that
the performance of the underlying funds      invest in real estate investment trusts      ========================================
may be lower than that of the asset          (REITs), which present risks not             FUND NASDAQ SYMBOLS
class they were selected to represent.       associated with investing in stocks.         Class A Shares                    AADAX
The underlying funds may change their                                                     Class B Shares                    AAEBX
investment objectives or                                                                  Class C Shares                    AADCX
                                                                                          Class R Shares                    AADRX
=============================================================================             ========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=============================================================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM GROWTH ALLOCATION FUND


                   DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                   Although many concerns weighed on investors' minds during the year covered by this report, stocks posted gains for the
                   period. Domestically, the broad-based S&P 500 Index returned
                   4.91%. Internationally, Morgan Stanley's MSCI World Index
[GRAHAM            rose 9.49%. Concern about the inflationary potential of
  PHOTO]           rising energy costs was frequently cited as a major cause of market restraint.

                       Within the indexes, there was considerable variability in
                   the performance of different sectors and markets.
                   Domestically, energy sector performance far outpaced all
                   other sectors in the S&P 500 Index, reflecting rising oil and
ROBERT H. GRAHAM   gas prices. Overseas, emerging markets produced more
                   attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                       One could make a strong argument for global
                   diversification of a stock portfolio using the performance data for the year ended December 31, 2005. Of course, your
[WILLIOMSON        financial advisor is the person most qualified to help you
   PHOTO]          decide whether such diversification is appropriate for you.

                       A number of key developments affected markets and the
                   economy in 2005:

                        o   Hurricane Katrina, which devastated New Orleans in
MARK H. WILLIAMSON          August, had numerous economic repercussions and
                            dealt a short-term setback to consumer confidence.
                            However, consumer confidence rebounded toward the end of the year, with the Conference Board crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                        o The nation's gross domestic product (GDP), the broadest measure of economic activity, increased at a healthy rate throughout much of the year. The Bureau of Economic Analysis of the U.S. Department of Commerce reported that the nation's GDP grew at annualized rates of 3.8%, 3.3% and 4.1% for the first, second and third quarters of the year, respectively.

                        o For the second straight year, the economy created 2 million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                        o The Federal Reserve Board (the Fed) continued its tightening policy, raising the key federal funds target rate to 4.25% by the end of the year. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                        o Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5 following Hurricane Katrina, had dropped by more than 80 cents by mid-December, according to the U.S. Energy Information Administration.

                       For a discussion of the specific market conditions that
                   affected your Fund and how your Fund was managed during the year, please turn to Page 3.

                   YOUR FUND

                   Further information about the markets, your Fund, and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                   you meet your investment goals. We thank you for your continued participation in AIM Investments --Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                   Sincerely,



                   /S/ ROBERT H. GRAHAM          /S/ MARK H. WILLIAMSON

                   Robert H. Graham              Mark H. Williamson
                   President & Vice Chair,       President, A I M Advisors, Inc.
                   AIM Funds


                   February 9, 2006

                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM GROWTH ALLOCATION FUND


                   DEAR FELLOW AIM FUND SHAREHOLDERS:

                   Having completed a year of transition and change at AIM
                   Funds--as well as my first full year as your board's
                   independent chair--I can assure you that shareholder
[CROCKETT          interests are at the forefront of every decision your board
  PHOTO]           makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                      Some highlights of 2005 board activity:

BRUCE L. CROCKETT       o   Board approval of voluntary fee reductions, which
                            are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                        o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                        o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                       In 2006, your board will continue to focus on reducing
                   costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                   independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

                       Your board welcomes your views. Please mail them to me at
                   AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.



                   Sincerely,

                   /S/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds

                   February 9, 2006

AIM GROWTH ALLOCATION FUND


MANAGEMENT'S DISCUSSION
OF FUND PERFORMANCE

=====================================================================================     basis. The underlying funds are actively
PERFORMANCE SUMMARY                          ========================================     managed by their respective management
                                                                                          teams based on the individual fund
The Fund produced positive performance       FUND VS. INDEXES                             objectives, investment strategies and
at net asset value for the year ended                                                     management techniques.
December 31,2005,and significantly           TOTAL RETURNS, 12/31/04--12/31/05,
outperformed the broad stock market, as      EXCLUDING APPLICABLE SALES CHARGES. IF          While the weightings of various
represented by the S&P 500 Index.            SALES CHARGES WERE INCLUDED, RETURNS         underlying funds in the portfolio may
                                             WOULD BE LOWER.                              vary from their targets during the year
   The fund benefited from its broad                                                      due to market movements, we rebalance
diversification during the period, with      Class A Shares                    10.24%     the portfolio annually to maintain its
exposure to a number of areas of the                                                      target asset class allocations.
market that performed particularly well.     Class B Shares                    9.49
The Fund's holdings in international                                                      MARKET CONDITIONS AND YOUR FUND
stocks, small- and mid-cap stocks and        Class C Shares                    9.40
real estate stocks helped the Fund                                                        Equity markets experienced considerable
outperform the broad stock market by a       Class R Shares                    10.01      volatility during the year. Investors
wide margin. The Fund also performed                                                      endured record-high oil and gas prices,
better than the Custom Growth Allocation     S&P 500 Index                                a volatile U.S. dollar and rising
Index, which approximates the                (Broad Market Index)              4.91       interest rates. Nevertheless, corporate
performance of the types of holdings                                                      spending and earnings continued to
owned by the Fund's underlying funds.        Custom Growth Allocation Index               improve, and the domestic equity market
                                             (Style-specific Index)            7.16       finished the year with positive returns.

                                             Lipper Multi-Cap Core Fund Index                Most broad equity market sectors had
                                             (Peer Group Index)                8.22       muted or negative returns for the year
                                                                                          with the exception of energy and
                                             SOURCE: LIPPER,INC.                          utilities. Energy rallied in response to
                                                                                          the high oil prices, and utilities
                                             ========================================     benefited from continued strong demand
                                                                                          in relation to the available production
                                                Your Fund's long-term performance is      capacity.
                                             shown on Pages 6 and 7 of this report.
=====================================================================================        The health care sector also showed
                                                                                          moderate strength. Investors were
HOW WE INVEST                                   This broad diversification is             attracted to this more defensive sector
                                             designed to maximize the probability         as they saw improving fundamentals such
The Fund invests in nine underlying          that during any given period, the            as stronger balance sheets and cash-flow
funds diversified among asset classes        portfolio will be exposed to market          growth.
(stocks and bonds), investment styles        areas that perform well, while also
(value, blend/core and growth), regions      minimizing volatility by limiting               International equity markets posted
(domestic and international) and market      exposure to any area of the market that      another year of strong performance,
capitalizations (small, mid and large).      may be underperforming.                      significantly out- performing the
These underlying funds include eight                                                      domestic equity market for the fourth
stock funds, which represent 95% of the         We determine target asset class           consecutive year.
portfolio, and one bond fund, which          weightings and underlying fund
represents 5%.                               selections for the Fund and also monitor                                  (continued)
                                             the Fund on an ongoing

====================================================================================================================================
PORTFOLIO COMPOSITION
                                                                                   TARGET            % OF TOTAL NET ASSETS
ASSET CLASS                         FUND                                         ALLOCATION              AS OF 12/31/05

Large Cap Value                     AIM Large Cap Basic Value Fund                  17.5%                   17.2%

Large Cap Growth                    AIM Large Cap Growth Fund                       20.0                    19.8

Mid Cap Growth                      AIM Dynamics Fund                                5.0                     5.0

Small Cap                           AIM Small Company Growth Fund                   10.0                     9.8

International/Global Growth         AIM International Growth Fund                   12.5                    13.2

International/Global Blend          AIM International Core Equity Fund              12.5                    12.8

Sector                              AIM Multi-Sector Fund                           12.5                    12.5

Real Estate                         AIM Real Estate Fund                             5.0                     5.0

Taxable Non-Investment Grade        AIM High Yield Fund                              5.0                     4.7

                                                                                TOTAL NET ASSETS        $246.3 MILLION

The Fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge. The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.
====================================================================================================================================

AIM GROWTH ALLOCATION FUND

   Within the Fund's 95% equity              including holdings diversified across                    GARY WENDLER, Senior Vice
component, all eight underlying equity       market capitalization ranges, sectors                    President, is manager of AIM
funds made positive contributions to         and geographic regions. The Fund's           [WENDLER    Growth Allocation Fund. He
performance in the period. Five out of       fixed-income holding provided a further        PHOTO]    began his career in the
eight of the underlying equity funds         boost.                                                   investment industry in 1986
finished the year with double-digit                                                                   and joined AIM in 1995. Mr.
returns, making significant                          FIVE OUT OF EIGHT OF THE             Wendler holds a B.B.A. in finance from
contributions to fund performance during              UNDERLYING EQUITY FUNDS             Texas A&M University.
the period:                                           FINISHED THE YEAR WITH
                                                       DOUBLE-DIGIT RETURNS.
o   AIM International Growth Fund was
the leading contributor during the           IN CLOSING
period, due in part to the buoyant
international stock markets. Further,        AIM Growth Allocation Fund is intended
this fund outperformed its benchmark,        for the investor with a relatively high
with especially strong contributions due     risk tolerance. The Fund was designed to
to favorable stock selection in the          improve investors' chances that during
financials, energy and consumer              any given period, the portfolio would
discretionary sectors.                       include some market areas that would
                                             perform well, and limit exposure to any
o   AIM Multi-Sector Fund's results          market areas that might be
benefited from the strong performance of     underperforming. The percentage of the
the fund's energy holdings early in the      Fund's net assets invested in each of
period, despite a correction toward the      the underlying funds was set at target
end of 2005. The fund's performance was      levels at the Fund's inception to
also boosted by a fourth-quarter rally       provide broad diversification across
in the information technology sector,        asset classes, investment styles,
led by new consumer electronics products     regions and market capitalizations.
and internet-related services. Health
care and financials holdings also made          We remain committed to these
strong contributions.                        strategies, and as always, we thank you
                                             for your continued investment in AIM
o   AIM Real Estate Fund was another key     Growth Allocation Fund.
contributor to Fund performance. Though
the real estate sector experienced a         THE VIEWS AND OPINIONS EXPRESSED IN
challenging market during the first          MANAGEMENT'S DISCUSSION OF FUND
quarter of 2005, it rebounded in the         PERFORMANCE ARE THOSE OF A I M ADVISORS,
second quarter and produced valuable         INC. THESE VIEWS AND OPINIONS ARE
gains for the year as a whole.               SUBJECT TO CHANGE AT ANY TIME BASED ON
                                             FACTORS SUCH AS MARKET AND ECONOMIC
o   AIM International Core Equity Fund's     CONDITIONS. THESE VIEWS AND OPINIONS MAY
performance was driven by the vigor of       NOT BE RELIED UPON AS INVESTMENT ADVICE
the international stock market during        OR RECOMMENDATIONS, OR AS AN OFFER FOR A
the period. In particular, the fund's        PARTICULAR SECURITY. THE INFORMATION IS
results were boosted by heavy exposure       NOT A COMPLETE ANALYSIS OF EVERY ASPECT
to European financial stocks, which          OF ANY MARKET, COUNTRY, INDUSTRY,
benefited from a historically low            SECURITY OR THE FUND. STATEMENTS OF FACT
interest-rate environment in 2005.           ARE FROM SOURCES CONSIDERED RELIABLE,
                                             BUT A I M ADVISORS, INC. MAKES NO
o   AIM Dynamics Fund benefited from         REPRESENTATION OR WARRANTY AS TO THEIR
strong stock selection as well as from a     COMPLETENESS OR ACCURACY. ALTHOUGH
market trend. The fund focuses on            HISTORICAL PERFORMANCE IS NO GUARANTEE
mid-capitalization stocks, and mid-caps      OF FUTURE RESULTS, THESE INSIGHTS MAY
outperformed small-cap and large-cap         HELP YOU UNDERSTAND OUR INVESTMENT
stocks for the year.                         MANAGEMENT PHILOSOPHY.

   In addition to the contributions of             See important Fund and index
these equity funds, the Fund's 5%                disclosures inside front cover.
allocation to fixed-income securities
was also productive, as AIM High Yield
Fund made a positive contribution to
Fund results for the period.

   The positive results of the Fund                                                                 [RIGHT ARROW GRAPHIC]
demonstrate the advantages of
diversification. The Fund benefited from                                                  FOR A PRESENTATION OF YOUR FUND'S
strong performance from a variety of                                                      LONG-TERM PERFORMANCE RECORD,
different areas of the equity markets--                                                   PLEASE SEE PAGES 6 AND 7.


AIM GROWTH ALLOCATION FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      incurred indirectly by your Fund will        divided by $1,000 = 8.6), then multiply
                                             vary because the underlying funds have       the result by the number in the table
As a shareholder of the Fund, you incur      varied expenses and fee levels and the       under the heading entitled "Actual
two types of costs: (1) transaction          Fund may own different proportions of        Expenses Paid During Period" to estimate
costs, which may include sales charges       the underlying funds at different times.     the expenses you paid on your account
(loads) on purchase payments; contingent     Estimated underlying fund expenses are       during this period.
deferred sales charges on redemptions;       not expenses that are incurred directly
and redemption fees, if any; and (2)         by your Fund. They are expenses that are     HYPOTHETICAL EXAMPLE FOR
ongoing costs, including distribution        incurred directly by the underlying          COMPARISON PURPOSES
and/or service fees (12b-1); and other       funds and are deducted from the value of
Fund expenses. This example is intended      the funds your Fund invests in. The          The table below also provides
to help you understand your ongoing          effect of the estimated underlying fund      information about hypothetical account
costs (in dollars) of investing in the       expenses that you bear indirectly is         values and hypothetical expenses based
Fund and to compare these costs with         included in your Fund's total return.        on the Fund's actual expense ratio and
ongoing costs of investing in other                                                       an assumed rate of return of 5% per year
mutual funds. The example is based on an     ACTUAL EXPENSES                              before expenses, which is not the Fund's
investment of $1,000 invested at the                                                      actual return. The Fund's actual
beginning of the period and held for the     The table below provides information         cumulative total returns at net asset
entire period July 1, 2005, through          about actual account values and actual       value after expenses for the six months
December 31, 2005.                           expenses. You may use the information in     ended December 31, 2005, appear in the
                                             this table, together with the amount you     table "Cumulative Total Returns" on Page
   In addition to the fees and expenses      invested, to estimate the expenses that      7.
which the Fund bears directly, the Fund      you paid over the period. Simply divide
indirectly bears a pro rata share of the     your account value by $1,000 (for               THE HYPOTHETICAL ACCOUNT VALUES AND
fees and expenses of the underlying          example, an $8,600 account value             EXPENSES MAY NOT BE USED TO ESTIMATE THE
funds in which your Fund invests. The                                                     ACTUAL ENDING ACCOUNT BALANCE OR
amount of fees and expenses                                                               EXPENSES YOU PAID FOR THE PERIOD. YOU
                                                                                          MAY USE THIS

                                                                                          Continued on Page 6



====================================================================================================================================

                                              ACTUAL                                 HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

               BEGINNING             ENDING              EXPENSES             ENDING             EXPENSES          ANNUALIZED
SHARE        ACCOUNT VALUE        ACCOUNT VALUE        PAID DURING         ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS          (7/01/05)          (12/31/05)(1)        PERIOD(2),(3)         (12/31/05)         PERIOD(2),(4)        RATIO
A              $1,000.00            $1,093.70              $2.22              $1,023.09            $2.14              0.42%
B               1,000.00             1,090.00               6.16               1,019.31             5.96              1.17
C               1,000.00             1,089.10               6.16               1,019.31             5.96              1.17
R               1,000.00             1,092.30               3.53               1,021.83             3.41              0.67

(1)  The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2005, appear in the table "Cumulative Total Returns" on Page 7.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective on January 1, 2006, the advisor contractually agreed to waive fees or reimburse expenses to the extent necessary to limit other expenses on Class A, B, C and R shares to 0.21%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.46%, 1.21%, 1.21% and 0.71% for the Class A, B, C and R shares, respectively.

(3)  The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $2.43, $6.37, $6.37 and $3.74 for the Class A, B, C and R shares, respectively.

(4)  The hypothetical expenses paid restated as if the changes discussed above            [ARROW
     had been in effect throughout the entire most recent fiscal half year are            BUTTON        For More Information Visit
     $2.35, $6.16, $6.16 and $3.62 for the Class A, B, C and R shares,                    IMAGE]        AIMinvestments.com
     respectively.

====================================================================================================================================

AIM GROWTH ALLOCATION FUND


YOUR FUND'S LONG-TERM PERFORMANCE

      RESULTS OF A $10,000 INVESTMENT
      FUND AND INDEX DATA FROM 4/30/04

                                [MOUNTAIN CHART]

====================================================================================================================================

DATE         AIM GROWTH         AIM GROWTH          AIM GROWTH          AIM GROWTH       S&P 500  LIPPER MULTI-CAP   CUSTOM GROWTH
           ALLOCATION FUND-   ALLOCATION FUND-    ALLOCATION FUND-    ALLOCATION FUND-   INDEX       CORE FUND      ALLOCATION INDEX
            CLASS A SHARES     CLASS B SHARES      CLASS C SHARES      CLASS R SHARES                 INDEX
4/30/04        $ 9450             $10000              $10000              $10000         $10000       $10000           $10000
5/04             9582              10130               10130               10140          10137        10120            10098
6/04             9819              10380               10380               10390          10334        10344            10305
7/04             9356               9880                9880                9891           9992         9920             9955
8/04             9337               9860                9860                9881          10032         9912            10005
9/04             9592              10120               10120               10141          10141        10124            10185
10/04            9800              10330               10330               10351          10296        10277            10398
11/04           10329              10879               10879               10911          10712        10793            10920
12/04           10691              11260               11260               11298          11077        11172            11320
1/05            10444              10990               10990               11027          10807        10918            11057
2/05            10738              11301               11301               11348          11034        11139            11355
3/05            10520              11060               11060               11107          10839        10964            11133
4/05            10254              10779               10779               10836          10633        10665            10892
5/05            10586              11120               11120               11177          10971        11102            11192
6/05            10776              11310               11310               11379          10987        11224            11295
7/05            11194              11741               11741               11810          11395        11700            11643
8/05            11204              11741               11741               11820          11291        11647            11640
9/05            11356              11891               11891               11981          11383        11752            11836
10/05           11119              11640               11640               11730          11193        11509            11590
11/05           11537              12071               12071               12172          11616        11952            11980
12/05           11788              11930               12320               12428          11620        12091            12131

====================================================================================================================================
                                                                                                                 SOURCE: LIPPER,INC.

Past performance cannot guarantee            investment in the Fund at the close of       not. Performance shown in the chart and
comparable future results.                   the reporting period and paid the            tables does not reflect deduction of
                                             applicable contingent deferred sales         taxes a shareholder would pay on Fund
     The data shown in the chart include     charges. Index results include               distributions or sale of Fund shares.
reinvested distributions, applicable         reinvested dividends, but they do not        Performance of the indexes does not
sales charges, Fund expenses and             reflect sales charges. Performance of an     reflect the effects of taxes.
management fees. Results for Class B         index of funds reflects fund expenses
shares are calculated as if a                and management fees; performance of a
hypothetical shareholder had liquidated      market index does
his entire






Continued from Page 5

INFORMATION TO COMPARE THE ONGOING COSTS     costs only and do not reflect any            costs of owning different funds. In
OF INVESTING IN THE FUND AND OTHER           transactional costs, such as sales           addition, expenses shown in the table do
FUNDS. TO DO SO, COMPARE THIS 5%             charges (loads) on purchase payments,        not include the expenses of the
HYPOTHETICAL EXAMPLE WITH THE 5%             contingent deferred sales charges on         underlying funds, which are borne
HYPOTHETICAL EXAMPLES THAT APPEAR IN THE     redemptions, and redemption fees, if         indirectly by the Fund. If transactional
SHAREHOLDER REPORTS OF THE OTHER FUNDS.      any. Therefore, the hypothetical             costs and indirect expenses were
                                             information is useful in comparing           included, your costs would have been
     Please note that the expenses shown     ongoing costs only, and will not help        higher.
in the table are meant to highlight your     you determine the relative total
ongoing

AIM GROWTH ALLOCATION FUND

========================================     THE PERFORMANCE DATA QUOTED REPRESENT        BEGINNING OF THE SEVENTH YEAR. THE CDSC
AVERAGE ANNUAL TOTAL RETURNS                 PAST PERFORMANCE AND CANNOT GUARANTEE        ON CLASS C SHARES IS 1% FOR THE FIRST
As of 12/31/05, including applicable         COMPARABLE FUTURE RESULTS; CURRENT           YEAR AFTER PURCHASE. CLASS R SHARES DO
sales charges                                PERFORMANCE MAY BE LOWER OR HIGHER.          NOT HAVE A FRONT-END SALES CHARGE;
CLASS A SHARES                               PLEASE VISIT AIMINVESTMENTS.COM FOR THE      RETURNS SHOWN ARE AT NET ASSET VALUE AND
Inception (4/30/04)               10.34%     MOST RECENT MONTH-END PERFORMANCE.           DO NOT REFLECT A 0.75% CDSC THAT MAY BE
 1 Year                            4.14      PERFORMANCE FIGURES REFLECT REINVESTED       IMPOSED ON A TOTAL REDEMPTION OF
                                             DISTRIBUTIONS, CHANGES IN NET ASSET          RETIREMENT PLAN ASSETS WITHIN THE FIRST
CLASS B SHARES                               VALUE AND THE EFFECT OF THE MAXIMUM          YEAR.
Inception (4/30/04)               11.14%     SALES CHARGE UNLESS OTHERWISE STATED.
 1 Year                            4.49      INVESTMENT RETURN AND PRINCIPAL VALUE           THE PERFORMANCE OF THE FUND'S SHARE
                                             WILL FLUCTUATE SO THAT YOU MAY HAVE A        CLASSES WILL DIFFER DUE TO DIFFERENT
CLASS C SHARES                               GAIN OR LOSS WHEN YOU SELL SHARES.           SALES CHARGE STRUCTURES AND CLASS
Inception (4/30/04)               13.29%                                                  EXPENSES.
 1 Year                            8.40           CLASS A SHARE PERFORMANCE REFLECTS
                                             THE MAXIMUM 5.50% SALES CHARGE, AND             HAD THE ADVISOR NOT WAIVED FEES
CLASS R SHARES                               CLASS B AND CLASS C SHARE PERFORMANCE        AND/OR REIMBURSED EXPENSES, PERFORMANCE
Inception (4/30/04)               13.89%     REFLECTS THE APPLICABLE CONTINGENT           WOULD HAVE BEEN LOWER.
 1 Year                           10.01      DEFERRED SALES CHARGE (CDSC) FOR THE
========================================     PERIOD INVOLVED. THE CDSC ON CLASS B
CUMULATIVE TOTAL RETURNS                     SHARES DECLINES FROM 5% BEGINNING AT THE
6 months ended 12/31/05, excluding           TIME OF PURCHASE TO 0% AT THE
applicable sales charges
Class A Shares                     9.37%
Class B Shares                     9.00
Class C Shares                     8.91
Class R Shares                     9.23
========================================








Continued from inside front cover

o   A direct investment cannot be made       o   The Conference Board is a                information about duplicating fee
in an index. Unless otherwise indicated,     not-for-profit organization that             charges, by calling 202-942-8090 or
index results include reinvested             conducts research and publishes              800-732-0330, or by electronic request at
dividends, and they do not reflect sales     information and analysis to help             the following e-mail address:
charges. Performance of an index of          businesses strengthen their performance.     publicinfo@sec.gov. The SEC file numbers
funds reflects fund expenses;                                                             for the Fund are 811-02699 and 2-57526.
performance of a market index does not.      The Fund provides a complete list of its
                                             holdings four times in each fiscal year,     A description of the policies and
OTHER INFORMATION                            at the quarter-ends. For the second and      procedures that the Fund uses to
                                             fourth quarters, the lists appear in the     determine how to vote proxies relating
o   The returns shown in management's        Fund's semiannual and annual reports to      to portfolio securities is available
discussion of Fund performance are based     shareholders. For the first and third        without charge, upon request, from our
on net asset values calculated for           quarters, the Fund files the lists with      Client Services department at
shareholder transactions. Generally          the Securities and Exchange Commission       800-959-4246 or on the AIM Web site,
accepted accounting principles require       (SEC) on Form N-Q. The most recent list      AIMinvestments.com. On the home page,
adjustments to be made to the net assets     of portfolio holdings is available at        scroll down and click on AIM Funds Proxy
of the Fund at period end for financial      AIMinvestments.com. From our home page,      Policy. The information is also
reporting purposes, and as such, the net     click on Products & Performance, then        available on the SEC Web site, sec.gov.
asset values for shareholder                 Mutual Funds, then Fund Overview. Select
transactions and the returns based on        your Fund from the drop-down menu and        Information regarding how the Fund voted
those net asset values may differ from       click on Complete Quarterly Holdings.        proxies related to its portfolio
the net asset values and returns             Shareholders can also look up the Fund's     securities during the 12 months ended
reported in the Financial Highlights.        Forms N-Q on the SEC's Web site at           June 30, 2005,is available at our Web
                                             sec.gov. Copies of the Fund's Forms N-Q      site. Go to AIMinvestments.com, access
                                             may be reviewed and copied at the SEC's      the About Us tab, click on Required
                                             Public Reference Room at 450 Fifth           Notices and then click on Proxy Voting
                                             Street, N.W., Washington, D.C.               Activity. Next, select the Fund from the
                                             20549-0102. You can obtain information       drop-down menu. The information is also
                                             on the operation of the Public Reference     available on the SEC Web site, sec.gov.
                                             Room, including

AIM GROWTH ALLOCATION FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Growth          o   The nature and extent of the             o   Fees relative to those of comparable
Series (the "Board") oversees the            advisory services to be provided by AIM.     funds with other advisors. The Board
management of AIM Growth Allocation Fund     The Board reviewed the services to be        noted that AIM does not charge the Fund
(the "Fund") and, as required by law,        provided by AIM under the Advisory           any advisory fees pursuant to the
determines annually whether to approve       Agreement. Based on such review, the         Advisory Agreement, although the
the continuance of the Fund's advisory       Board concluded that the range of            underlying funds in which the Fund
agreement with A I M Advisors, Inc.          services to be provided by AIM under the     invests pay AIM advisory fees.
("AIM"). Based upon the recommendation       Advisory Agreement was appropriate and
of the Investments Committee of the          that AIM currently is providing services     o   Expense limitations and fee waivers.
Board, which is comprised solely of          in accordance with the terms of the          The Board noted that AIM has
independent trustees, at a meeting held      Advisory Agreement.                          contractually agreed to waive fees
on June 30, 2005, the Board, including                                                    and/or limit expenses of the Fund
all of the independent trustees,             o   The quality of services to be            through December 31, 2005 in an amount
approved the continuance of the advisory     provided by AIM. The Board reviewed the      necessary to limit other expenses to a
agreement (the "Advisory Agreement")         credentials and experience of the            specified percentage of average daily
between the Fund and AIM for another         officers and employees of AIM who will       net assets for each class of the Fund.
year, effective July 1, 2005.                provide investment advisory services to      The Board considered the contractual
                                             the Fund. In reviewing the                   nature of this fee waiver/expense
   The Board considered the factors          qualifications of AIM to provide             limitation and noted that it remains in
discussed below in evaluating the            investment advisory services, the Board      effect through December 31, 2005. The
fairness and reasonableness of the           reviewed the qualifications of AIM's         Board considered the effect this fee
Advisory Agreement at the meeting on         investment personnel and considered such     waiver/expense limitation would have on
June 30, 2005 and as part of the Board's     issues as AIM's portfolio and product        the Fund's estimated expenses and
ongoing oversight of the Fund. In their      review process, various back office          concluded that the levels of fee
deliberations, the Board and the             support functions provided by AIM and        waivers/expense limitations for the Fund
independent trustees did not identify        AIM's equity and fixed income trading        were fair and reasonable.
any particular factor that was               operations. Based on the review of these
controlling, and each trustee attributed     and other factors, the Board concluded       o   Breakpoints and economies of scale.
different weights to the various             that the quality of services to be           The Board noted that AIM does not charge
factors.                                     provided by AIM was appropriate and that     the Fund any advisory fees pursuant to
                                             AIM currently is providing satisfactory      the Advisory Agreement, although the
   One of the responsibilities of the        services in accordance with the terms of     underlying funds in which the Fund
Senior Officer of the Fund, who is           the Advisory Agreement.                      invests pay AIM advisory fees.
independent of AIM and AIM's affiliates,
is to manage the process by which the        o   The performance of the Fund relative     o   Investments in affiliated money
Fund's proposed management fees are          to comparable funds. Not applicable          market funds. Not applicable because the
negotiated to ensure that they are           because the Fund has recently commenced      Fund does not invest in affiliated money
negotiated in a manner which is at arm's     operations.                                  market funds.
length and reasonable. To that end, the
Senior Officer must either supervise a       o   The performance of the Fund relative     o   Independent written evaluation and
competitive bidding process or prepare       to indices. Not applicable because the       recommendations of the Fund's Senior
an independent written evaluation. The       Fund has recently commenced operations.      Officer. The Board noted that, upon
Senior Officer has recommended an                                                         their direction, the Senior Officer of
independent written evaluation in lieu       o   Meeting with the Fund's portfolio        the Fund, who is independent of AIM and
of a competitive bidding process and,        managers and investment personnel. With      AIM's affiliates, had prepared an
upon the direction of the Board, has         respect to the Fund, the Board is            independent written evaluation in order
prepared such an independent written         meeting periodically with such Fund's        to assist the Board in determining the
evaluation. Such written evaluation also     portfolio managers and/or other              reasonableness of the proposed
considered certain of the factors            investment personnel and believes that       management fees of the AIM Funds,
discussed below. In addition, as             such individuals are competent and able      including the Fund. The Board noted that
discussed below, the Senior Officer made     to continue to carry out their               the Senior Officer's written evaluation
certain recommendations to the Board in      responsibilities under the Advisory          had been relied upon by the Board in
connection with such written evaluation.     Agreement.                                   this regard in lieu of a competitive
                                                                                          bidding process. In determining whether
   The discussion below serves as a          o   Overall performance of AIM. The          to continue the Advisory Agreement for
summary of the Senior Officer's              Board considered the overall performance     the Fund, the Board considered the
independent written evaluation and           of AIM in providing investment advisory      Senior Officer's written evaluation and
recommendations to the Board in              and portfolio administrative services to     the recommendation made by the Senior
connection therewith, as well as a           the Fund and concluded that such             Officer to the Board that the Board
discussion of the material factors and       performance was satisfactory.                consider implementing a process to
the conclusions with respect thereto                                                      assist them in more closely monitoring
that formed the basis for the Board's        o   Fees relative to those of clients of     the performance of the AIM Funds. The
approval of the Advisory Agreement.          AIM with comparable investment               Board concluded that it would be
After consideration of all of the            strategies. The Board noted that AIM         advisable to implement such a process as
factors below and based on its informed      does not charge the Fund any advisory        soon as reasonably practicable.
business judgment, the Board determined      fees pursuant to the Advisory Agreement,
that the Advisory Agreement is in the        although the underlying funds in which
best interests of the Fund and its           the Fund invests pay AIM advisory fees.
shareholders and that the compensation
to AIM under the Advisory Agreement is
fair and reasonable and would have been
obtained through arm's length
negotiations.

AIM GROWTH ALLOCATION FUND

o   Profitability of AIM and its             o   Other factors and current trends. In
affiliates. The Board noted that AIM         determining whether to continue the
does not charge the Fund any advisory        Advisory Agreement for the Fund, the
fees pursuant to the Advisory Agreement,     Board considered the fact that AIM,
although the underlying funds in which       along with others in the mutual fund
the Fund invests pay AIM advisory fees.      industry, is subject to regulatory
                                             inquiries and litigation related to a
o   Benefits of soft dollars to AIM. The     wide range of issues. The Board also
Board considered the benefits realized       considered the governance and compliance
by AIM as a result of brokerage              reforms being undertaken by AIM and its
transactions executed through "soft          affiliates, including maintaining an
dollar" arrangements. Under these            internal controls committee and
arrangements, brokerage commissions paid     retaining an independent compliance
by the Fund and/or other funds advised       consultant, and the fact that AIM has
by AIM are used to pay for research and      undertaken to cause the Fund to operate
execution services. This research is         in accordance with certain governance
used by AIM in making investment             policies and practices. The Board
decisions for the Fund. The Board            concluded that these actions indicated a
concluded that such arrangements were        good faith effort on the part of AIM to
appropriate.                                 adhere to the highest ethical standards,
                                             and determined that the current
o   AIM's financial soundness in light       regulatory and litigation environment to
of the Fund's needs. The Board               which AIM is subject should not prevent
considered whether AIM is financially        the Board from continuing the Advisory
sound and has the resources necessary to     Agreement for the Fund.
perform its obligations under the
Advisory Agreement, and concluded that
AIM has the financial resources
necessary to fulfill its obligations
under the Advisory Agreement.

o   Historical relationship between the
Fund and AIM. In determining whether to
continue the Advisory Agreement for the
Fund, the Board also considered the
prior relationship between AIM and the
Fund, as well as the Board's knowledge
of AIM's operations, and concluded that
it was beneficial to maintain the
current relationship, in part, because
of such knowledge. The Board also
reviewed the general nature of the
non-investment advisory services
currently performed by AIM and its
affiliates, such as administrative,
transfer agency and distribution
services, and the fees received by AIM
and its affiliates for performing such
services. In addition to reviewing such
services, the trustees also considered
the organizational structure employed by
AIM and its affiliates to provide those
services. Based on the review of these
and other factors, the Board concluded
that AIM and its affiliates were
qualified to continue to provide
non-investment advisory services to the
Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/05


AIM GROWTH ALLOCATION FUND

EFFECTIVE APRIL 29, 2005, AIM AGGRESSIVE ALLOCATION FUND WAS RENAMED AIM GROWTH ALLOCATION FUND.

                                             ============================================
INSTITUTIONAL CLASS SHARES                   AVERAGE ANNUAL TOTAL RETURNS                  PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                             For periods ended 12/31/05                    INDICATIVE OF FUTURE RESULTS. MORE RECENT
The following information has been                                                         RETURNS MAY BE MORE OR LESS THAN THOSE
prepared to provide Institutional Class      Inception (4/30/04)                   14.49%  SHOWN. ALL RETURNS ASSUME REINVESTMENT OF
shareholders with a performance overview     1 Year                                10.52   DISTRIBUTIONS AT NAV. INVESTMENT RETURN
specific to their holdings. Institutional    6 Months*                              9.55   AND PRINCIPAL VALUE WILL FLUCTUATE SO
Class shares are offered exclusively to                                                    YOUR SHARES, WHEN REDEEMED, MAY BE WORTH
institutional investors, including           *  Cumulative total return that has not       MORE OR LESS THAN THEIR ORIGINAL COST.
defined contribution plans that meet            been annualized                            SEE FULL REPORT FOR INFORMATION ON
certain criteria.                                                                          COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             ============================================  YOUR FUND PROSPECTUS FOR MORE
                                                                                           INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES      MONTH-END PERFORMANCE, PLEASE CALL
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET      800-451-4246 OR VISIT AIMINVESTMENTS.COM.
                                             ASSET VALUE (NAV). PERFORMANCE OF
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             DUE TO DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.













====================================

NASDAQ SYMBOL                  AADIX

====================================

                                                                                      Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

                                                FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                       [YOUR GOALS. OUR SOLUTIONS.]              [AIM INVESTMENTS LOGO APPEARS HERE]
                                                         --Registered Trademark--                     --Registered Trademark--

AIMinvestments.com                 GAL-INS-1            A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                  THE HYPOTHETICAL ACCOUNT VALUES AND
                                                                                           EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      The table below provides information          ACTUAL ENDING ACCOUNT BALANCE OR EXPENSES
ongoing costs. This example is intended      about actual account values and actual        YOU PAID FOR THE PERIOD. YOU MAY USE THIS
to help you understand your ongoing costs    expenses. You may use the information in      INFORMATION TO COMPARE THE ONGOING COSTS
(in dollars) of investing in the Fund and    this table, together with the amount you      OF INVESTING IN THE FUND AND OTHER FUNDS.
to compare these costs with ongoing costs    invested, to estimate the expenses that       TO DO SO, COMPARE THIS 5% HYPOTHETICAL
of investing in other mutual funds. The      you paid over the period. Simply divide       EXAMPLE WITH THE 5% HYPOTHETICAL EXAMPLES
example is based on an investment of         your account value by $1,000 (for             THAT APPEAR IN THE SHAREHOLDER REPORTS OF
$1,000 invested at the beginning of the      example, an $8,600 account value divided      THE OTHER FUNDS.
period and held for the entire period        by $1,000 = 8.6), then multiply the
July 1, 2005, through December 31, 2005.     result by the number in the table under          Please note that the expenses shown in
                                             the heading entitled "Actual Expenses         the table are meant to highlight your
   In addition to the fees and expenses,     Paid During Period" to estimate the           ongoing costs only. Therefore, the
which the Fund bears directly, the Fund      expenses you paid on your account during      hypothetical information is useful in
indirectly bears a pro rata share of the     this period.                                  comparing ongoing costs only, and will
fees and expenses of the underlying funds                                                  not help you determine the relative total
in which your Fund invests. The amount of    HYPOTHETICAL EXAMPLE FOR COMPARISON           costs of owning different funds. In
fees and expenses incurred indirectly by     PURPOSES                                      addition, expenses shown in the table do
your Fund will vary because the                                                            not include the expenses of the
underlying funds have varied expenses and    The table below also provides information     underlying funds, which are borne
fee levels and the Fund may own different    about hypothetical account values and         indirectly by the Fund. If transaction
proportions of the underlying funds at       hypothetical expenses based on the Fund's     costs and indirect expenses were
different times. Estimated underlying        actual expense ratio and an assumed rate      included, your costs would have been
fund expenses are not expenses that are      of return of 5% per year before expenses,     higher.
incurred directly by your Fund. They are     which is not the Fund's actual return.
expenses that are incurred directly by       The Fund's actual cumulative total return
the underlying funds and are deducted        after expenses for the six months ended
from the value of the funds your Fund        December 31, 2005, appears in the table
invests in. The effect of the estimated      on the front of this supplement.
underlying fund expenses that you bear
indirectly is included in your Fund's
total return.



====================================================================================================================================

                                                                                 HYPOTHETICAL
                                                 ACTUAL               (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING           ENDING         EXPENSES             ENDING          EXPENSES        ANNUALIZED
   SHARE           ACCOUNT VALUE     ACCOUNT VALUE    PAID DURING        ACCOUNT VALUE    PAID DURING        EXPENSE
   CLASS             (7/1/05)        (12/31/05)(1)    PERIOD(2),(3)       (12/31/05)       PERIOD(2),(4)      RATIO
Institutional        $1,000.00         $1,095.50          $0.90            $1,024.35          $0.87           0.17%




(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
    31, 2005, after actual expenses and will differ from the hypothetical ending account value, which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2005, appears in the table on the front of this supplement.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. Effective on January 1, 2006, the advisor contractually agreed to waive fees or reimburse expenses to the extent necessary to limit other expenses on Institutional Class shares to
    0.21%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.21% for the Institutional Class shares.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $1.11 for the Institutional Class shares.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $1.07 for the Institutional Class shares.
====================================================================================================================================

AIMinvestments.com                 GAL-INS-1            A I M Distributors, Inc.

AIM GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

December 31, 2005


SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.07%(A)

                                                                                              CHANGE IN
                                                                                              UNREALIZED
                                                    VALUE       PURCHASES       PROCEEDS     APPRECIATION      REALIZED
                                                  12/31/04       AT COST       FROM SALES    (DEPRECIATION)   GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
AIM Dynamics Fund-Institutional Class-5.02%(b)   $3,781,016    $ 7,697,254    $  (187,759)    $ 1,042,817     $   28,718
-------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-Institutional Class-4.72%     3,610,019      8,480,929       (164,746)       (311,705)         4,695
-------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity
 Fund-Institutional Class-12.78%                  9,502,721     20,901,852       (435,381)      1,425,846      1,014,039
-------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund-Institutional
 Class-13.20%                                     9,688,825     19,654,529       (714,998)      3,726,309        160,298
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional
 Class-17.15%                                    12,836,834     27,456,289       (588,118)      2,464,242         60,974
-------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional
 Class-19.84%(b)                                 14,582,137     31,477,722       (679,374)      3,393,667         75,922
-------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund-Institutional
 Class-12.53%                                     9,340,168     19,826,966     (1,133,699)      2,665,869        327,939
-------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund-Institutional Class-5.00%    3,967,454      8,427,634       (833,388)        540,477        606,098
-------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth Fund-Institutional
 Class-0.00%                                      7,438,317      9,066,204    (17,646,546)       (625,703)     1,767,728
-------------------------------------------------------------------------------------------------------------------------
AIM Small Company Growth Fund-Institutional
 Class-9.83%(b)                                          --     23,867,988       (271,703)        603,162           (545)
=========================================================================================================================
TOTAL-100.07% (Cost $225,538,582)                74,747,491    176,857,367    (22,655,712)     14,924,981      4,045,866(c)
=========================================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.07)%                 3,330
=========================================================================================================================
NET ASSETS-100.00%                               $74,750,821
_________________________________________________________________________________________________________________________
=========================================================================================================================


                                                  DIVIDEND     SHARES        VALUE
                                                   INCOME     12/31/05      12/31/05
--------------------------------------------------------------------------------------
AIM Dynamics Fund-Institutional Class-5.02%(b)   $      --     663,556    $ 12,362,046
--------------------------------------------------------------------------------------
AIM High Yield Fund-Institutional Class-4.72%      572,718    2,664,953     11,619,192
--------------------------------------------------------------------------------------
AIM International Core Equity
 Fund-Institutional Class-12.78%                   380,568    2,582,443     31,479,985
--------------------------------------------------------------------------------------
AIM International Growth Fund-Institutional
 Class-13.20%                                      411,394    1,369,628     32,514,963
--------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional
 Class-17.15%                                       74,379    2,922,507     42,230,221
--------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional
 Class-19.84%(b)                                        --    4,552,663     48,850,074
--------------------------------------------------------------------------------------
AIM Multi-Sector Fund-Institutional
 Class-12.53%                                      425,572    1,243,714     30,868,985
--------------------------------------------------------------------------------------
AIM Real Estate Fund-Institutional Class-5.00%     325,854     441,311      12,303,749
--------------------------------------------------------------------------------------
AIM Small Cap Growth Fund-Institutional
 Class-0.00%                                            --          --              --
--------------------------------------------------------------------------------------
AIM Small Company Growth Fund-Institutional
 Class-9.83%(b)                                         --    1,818,099     24,198,902
======================================================================================
TOTAL-100.07% (Cost $225,538,582)                2,190,485                 246,428,117
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.07)%                                         (177,881)
======================================================================================
NET ASSETS-100.00%                                                        $246,250,236
______________________________________________________________________________________
======================================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c) Includes $1,491,876 of capital gains distributed from affiliated underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GROWTH ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS:

Investments in affiliated underlying funds,
  at value (cost $225,538,582)                 $246,428,117
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                1,149,450
-----------------------------------------------------------
  Fund expenses absorbed                              5,427
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                4,911
-----------------------------------------------------------
Other assets                                         23,194
===========================================================
    Total assets                                247,611,099
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                           1,072,888
-----------------------------------------------------------
  Fund shares reacquired                             76,562
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  6,802
-----------------------------------------------------------
Accrued distribution fees                           118,659
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              120
-----------------------------------------------------------
Accrued transfer agent fees                          50,208
-----------------------------------------------------------
Accrued operating expenses                           35,624
===========================================================
    Total liabilities                             1,360,863
===========================================================
Net assets applicable to shares outstanding    $246,250,236
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $223,589,916
-----------------------------------------------------------
Undistributed net investment income                  11,714
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                           1,759,071
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     20,889,535
===========================================================
                                               $246,250,236
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $132,158,589
___________________________________________________________
===========================================================
Class B                                        $ 68,410,876
___________________________________________________________
===========================================================
Class C                                        $ 39,270,890
___________________________________________________________
===========================================================
Class R                                        $  6,284,512
___________________________________________________________
===========================================================
Institutional Class                            $    125,369
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          10,815,210
___________________________________________________________
===========================================================
Class B                                           5,626,999
___________________________________________________________
===========================================================
Class C                                           3,230,918
___________________________________________________________
===========================================================
Class R                                             515,169
___________________________________________________________
===========================================================
Institutional Class                                  10,235
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      12.22
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $12.22 divided by
      94.50%)                                  $      12.93
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      12.16
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      12.15
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      12.20
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      12.25
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GROWTH ALLOCATION FUND

STATEMENT OF OPERATIONS

For the year ended December 31, 2005

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $ 2,190,485
=========================================================================

EXPENSES:

Administrative services fees                                       50,000
-------------------------------------------------------------------------
Custodian fees                                                      8,262
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         239,364
-------------------------------------------------------------------------
  Class B                                                         461,615
-------------------------------------------------------------------------
  Class C                                                         252,074
-------------------------------------------------------------------------
  Class R                                                          35,452
-------------------------------------------------------------------------
Transfer agent fees-A, B, C and R                                 435,827
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          19,212
-------------------------------------------------------------------------
Registration and filing fees                                      122,348
-------------------------------------------------------------------------
Other                                                             108,953
=========================================================================
    Total expenses                                              1,733,107
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (467,721)
=========================================================================
    Net expenses                                                1,265,386
=========================================================================
Net investment income                                             925,099
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from affiliated underlying funds              2,553,990
-------------------------------------------------------------------------
Net realized gain from distributions of affiliated
  underlying funds                                              1,491,876
=========================================================================
                                                                4,045,866
=========================================================================
Change in net unrealized appreciation of affiliated
  underlying funds                                             14,924,981
=========================================================================
Net gain from affiliated underlying funds                      18,970,847
=========================================================================
Net increase in net assets resulting from operations          $19,895,946
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GROWTH ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the year ended December 31, 2005 and the period April 30, 2004 (Date operations commenced) through December 31, 2004

                                                                2005       2004
---------------------------------------------------------------------------------
OPERATIONS:

  Net investment income from affiliated underlying funds      $925,099    $18,446
---------------------------------------------------------------------------------
  Net realized gain from affiliated underlying funds and
    dividend distributions from underlying funds              4,045,866   350,300
---------------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying funds                                          14,924,981  5,964,554
=================================================================================
    Net increase in net assets resulting from operations      19,895,946  6,333,300
=================================================================================
Distributions to shareholders from net investment income:
  Class A                                                     (755,464)   (166,197)
---------------------------------------------------------------------------------
  Class B                                                      (80,957)   (56,952)
---------------------------------------------------------------------------------
  Class C                                                      (46,156)   (29,244)
---------------------------------------------------------------------------------
  Class R                                                      (27,911)    (5,483)
---------------------------------------------------------------------------------
  Institutional Class                                             (963)      (617)
=================================================================================
    Total distributions from net investment income            (911,451)   (258,493)
=================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                     (1,251,791)  (3,264)
---------------------------------------------------------------------------------
  Class B                                                     (659,078)    (1,898)
---------------------------------------------------------------------------------
  Class C                                                     (375,487)      (975)
---------------------------------------------------------------------------------
  Class R                                                      (61,292)      (119)
---------------------------------------------------------------------------------
  Institutional Class                                           (1,211)       (10)
=================================================================================
    Total distributions from net realized gains               (2,348,859)  (6,266)
=================================================================================
    Decrease in net assets resulting from distributions       (3,260,310) (264,759)
=================================================================================
Share transactions-net:
  Class A                                                     84,166,914  36,288,349
---------------------------------------------------------------------------------
  Class B                                                     41,378,087  20,477,991
---------------------------------------------------------------------------------
  Class C                                                     25,119,825  10,599,924
---------------------------------------------------------------------------------
  Class R                                                     4,196,779   1,215,379
---------------------------------------------------------------------------------
  Institutional Class                                            2,174    100,637
=================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       154,863,779 68,682,280
=================================================================================
    Net increase in net assets                                171,499,415 74,750,821
=================================================================================

NET ASSETS:

  Beginning of year                                           74,750,821       --
=================================================================================
  End of year (including undistributed net investment income
    of $11,714 and $(1,934), respectively)                    $246,250,236 $74,750,821
_________________________________________________________________________________
=================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Growth Allocation Fund, formerly AIM Aggressive Allocation Fund, (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by

AIM GROWTH ALLOCATION FUND

     the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    Effective January 1, 2006, AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.21% of average daily net assets, respectively, through December 31, 2006. Prior to January 1, 2006, AIM had contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.17% of average daily net assets, respectively. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended December 31, 2005, AIM reimbursed expenses of $462,186.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended December 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $441.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended December 31, 2005, AIM was paid $50,000.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended December 31, 2005, the Fund paid AISI $435,827 for Class A, Class B, Class C and Class R share classes and $0 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute

AIM GROWTH ALLOCATION FUND

an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2005, the Class A, Class B, Class C and Class R shares paid $239,364, $461,615, $252,074 and $35,452, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2005, ADI advised the Fund that it retained $270,029 in front-end sales commissions from the sale of Class A shares and $947, $33,090, $7,511 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $5,094.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended December 31, 2005, the Fund paid legal fees of $4,393 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:


The tax character of distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                                 2005         2004
------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                             $2,528,683    $264,757
------------------------------------------------------------------------------------
  Long-term capital gain                                         731,627           2
====================================================================================
Total distributions                                           $3,260,310    $264,759
____________________________________________________________________________________
====================================================================================

AIM GROWTH ALLOCATION FUND


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2005, the components of net assets on a tax basis were as follows:

                                                                    2005
----------------------------------------------------------------------------
Undistributed ordinary income                                   $     26,022
----------------------------------------------------------------------------
Undistributed long-term gain                                       1,757,280
----------------------------------------------------------------------------
Unrealized appreciation--investments                              20,882,710
----------------------------------------------------------------------------
Temporary book/tax differences                                        (5,692)
----------------------------------------------------------------------------
Shares of beneficial interest                                    223,589,916
============================================================================
Total net assets                                                $246,250,236
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2005 was $176,857,367 and $22,655,712, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $21,075,020
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (192,310)
===============================================================================
Net unrealized appreciation of investment securities               $20,882,710
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $225,545,407.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of the use of a portion of the proceeds from redemptions as distributions, on December 31, 2005, undistributed net realized gain was decreased by $85,600 and shares of beneficial interest increased by $85,600. This reclassification had no effect on the net assets of the Fund.

AIM GROWTH ALLOCATION FUND

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------
                                                                                                 APRIL 30, 2004
                                                                      YEAR ENDED                (DATE OPERATIONS
                                                                     DECEMBER 31,                COMMENCED) TO
                                                                         2005                  DECEMBER 31, 2004
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      8,083,533    $ 92,948,329    3,574,709    $37,105,068
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      4,221,325      48,051,887    2,065,422     21,235,832
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,479,199      28,278,097    1,082,947     11,184,543
--------------------------------------------------------------------------------------------------------------------
  Class R                                                        745,401       8,351,133      142,688      1,465,707
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                 --              --       10,001        100,010
====================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        159,883       1,948,916       14,820        164,949
--------------------------------------------------------------------------------------------------------------------
  Class B                                                         59,252         719,318        5,195         57,658
--------------------------------------------------------------------------------------------------------------------
  Class C                                                         33,871         410,849        2,647         29,375
--------------------------------------------------------------------------------------------------------------------
  Class R                                                          7,333          89,202          504          5,602
--------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                178           2,174           56            627
====================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        177,963       2,045,072       14,680        152,114
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (178,988)     (2,045,072)     (14,728)      (152,114)
====================================================================================================================
Reacquired:
  Class A                                                     (1,101,645)    (12,775,403)    (108,733)    (1,133,782)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                       (467,504)     (5,348,046)     (62,975)      (663,385)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (310,050)     (3,569,121)     (57,696)      (613,994)
--------------------------------------------------------------------------------------------------------------------
  Class R                                                       (356,917)     (4,243,556)     (23,840)      (255,930)
====================================================================================================================
                                                              13,552,834    $154,863,779    6,645,697    $68,682,280
____________________________________________________________________________________________________________________
====================================================================================================================

AIM GROWTH ALLOCATION FUND


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                            CLASS A
                                                              -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                 (DATE OPERATIONS
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  11.26             $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.10(a)             0.03(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            1.05                1.28
=================================================================================================
    Total from investment operations                                1.15                1.31
=================================================================================================
Less distributions:
  Dividends from net investment income                             (0.07)              (0.05)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.12)              (0.00)
=================================================================================================
    Total distributions                                            (0.19)              (0.05)
=================================================================================================
Net asset value, end of period                                  $  12.22             $ 11.26
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    10.24%              13.12%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $132,159             $39,368
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                    0.46%(c)            0.52%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                 0.75%(c)            1.31%(d)
=================================================================================================
Estimated underlying fund expenses(e)                               0.87%               0.96%
=================================================================================================
Ratio of net investment income to average net assets                0.89%(c)            0.40%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(f)                                            14%                  2%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios based on average daily net assets of $83,643,761.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f)  Not annualized for periods less than one year.

AIM GROWTH ALLOCATION FUND

                                                                            CLASS B
                                                              -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                 (DATE OPERATIONS
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.23              $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.02(a)             (0.02)(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.05                 1.28
=================================================================================================
    Total from investment operations                               1.07                 1.26
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.02)               (0.03)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.12)               (0.00)
=================================================================================================
    Total distributions                                           (0.14)               (0.03)
=================================================================================================
Net asset value, end of period                                  $ 12.16              $ 11.23
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    9.49%               12.61%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $68,411              $22,384
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.17%(c)             1.17%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.46%(c)             1.96%(d)
=================================================================================================
Estimated underlying fund expenses(e)                              0.87%                0.96%
=================================================================================================
Ratio of net investment income (loss) to average net assets        0.18%(c)           (0.25)%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(f)                                           14%                   2%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $46,161,503.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f)  Not annualized for periods less than one year.

AIM GROWTH ALLOCATION FUND

                                                                            CLASS C
                                                              -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                 (DATE OPERATIONS
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 11.23              $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     0.02(a)             (0.02)(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.04                 1.28
=================================================================================================
    Total from investment operations                               1.06                 1.26
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.02)               (0.03)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.12)               (0.00)
=================================================================================================
    Total distributions                                           (0.14)               (0.03)
=================================================================================================
Net asset value, end of period                                  $ 12.15              $ 11.23
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    9.40%               12.61%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $39,271              $11,543
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.17%(c)             1.17%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.46%(c)             1.96%(d)
=================================================================================================
Estimated underlying fund expenses(e)                              0.87%                0.96%
=================================================================================================
Ratio of net investment income (loss) to average net assets        0.18%(c)            (0.25)%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(f)                                           14%                   2%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $25,207,376.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f)  Not annualized for periods less than one year.

AIM GROWTH ALLOCATION FUND

                                                                            CLASS R
                                                              -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                 (DATE OPERATIONS
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $11.25               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.08(a)              0.02(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.05                 1.28
=================================================================================================
    Total from investment operations                               1.13                 1.30
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.06)               (0.05)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.12)               (0.00)
=================================================================================================
    Total distributions                                           (0.18)               (0.05)
=================================================================================================
Net asset value, end of period                                   $12.20               $11.25
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                   10.01%               12.98%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $6,285               $1,342
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.67%(c)             0.67%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.96%(c)             1.46%(d)
=================================================================================================
Estimated underlying fund expenses(e)                              0.87%                0.96%
=================================================================================================
Ratio of net investment income to average net assets               0.68%(c)             0.25%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(f)                                           14%                   2%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $7,090,450.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f)  Not annualized for periods less than one year.

AIM GROWTH ALLOCATION FUND

                                                                      INSTITUTIONAL CLASS
                                                              -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                 (DATE OPERATIONS
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $11.28               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.14(a)              0.05(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.05                 1.29
=================================================================================================
    Total from investment operations                               1.19                 1.34
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.10)               (0.06)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.12)               (0.00)
=================================================================================================
    Total distributions                                           (0.22)               (0.06)
=================================================================================================
Net asset value, end of period                                   $12.25               $11.28
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                   10.52%               13.44%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $  125               $  113
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   0.17%(c)             0.17%(d)
-------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                0.19%(c)             0.75%(d)
=================================================================================================
Estimated underlying fund expenses(e)                              0.87%                0.96%
=================================================================================================
Ratio of net investment income to average net assets               1.18%(c)             0.75%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(f)                                           14%                   2%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $116,051.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

AIM GROWTH ALLOCATION FUND

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, this lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in motions to dismiss shareholder class action and derivative complaints that were filed in unrelated lawsuits. On November 3, 2005, the MDL Court issued short opinions for the most part applying these rulings to the AIM and IFG lawsuits. The MDL Court dismissed all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"). The Court dismissed all claims asserted in the class action complaint but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, (ii) the excessive fee claim under
Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and
(iii) the MDL Court deferred ruling on the "control person liability" claim under Section 48 of the 1940 Act. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

  At the MDL Court's request, the parties submitted proposed orders implementing these rulings in the AIM and IFG lawsuits. The MDL Court has not entered any orders on the motions to dismiss in these lawsuits and it is possible the orders may differ in some respects from the rulings described above. Based on the MDL Court's opinion and both parties' proposed orders, however, all claims asserted against the Funds that have been transferred to the MDL Court will be dismissed, although certain Funds will remain nominal defendants in the derivative lawsuit.

  On December 6, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' omnibus motion to dismiss the ERISA complaints. The ruling was issued in unrelated lawsuits that are similar to the ERISA lawsuits brought against AIM and IFG and related entities. The MDL Court: (i) denied the motion to dismiss on the grounds that the plaintiffs lack standing or that the defendants' investments in company stock are entitled

AIM GROWTH ALLOCATION FUND
to a presumption of prudence; (ii) granted the motion to dismiss as to defendants not named in the employee benefit plan documents as fiduciaries but gave plaintiffs leave to replead facts sufficient to show that such defendants acted as de facto fiduciaries; and (iii) confirmed plaintiffs' withdrawal of their prohibited transactions and misrepresentations claims.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM GROWTH ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Growth Series and Shareholders of AIM Growth Allocation Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Growth Allocation Fund, formerly known as AIM Aggressive Allocation Fund, (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for the year then ended and for the period April 30, 2004 (date operations commenced) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 17, 2006
Houston, Texas

AIM GROWTH ALLOCATION FUND

TRUSTEES AND OFFICERS

As of December 31, 2005



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director and President, A I M Advisors,
                                                  Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc.; Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM GROWTH ALLOCATION FUND

As of December 31, 2005

The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    None
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2005, 8.03% is eligible for the dividends received deduction for corporations. The Fund distributed long-term capital gains of $817,227 for the Fund's tax year ended December 31, 2005.

For its tax year ended December 31, 2005, the Fund designated 37.54%, or the minimum allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended December 31, 2005, the Fund designates 11.29%, or the maximum amount allowable of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1402-S mailing. You should consult your tax advisor regarding treatment of these amounts.

The Fund designates qualified short-term capital gain distributions exempt from U.S. income tax for non-resident alien shareholders of $1,581,054 for the fund's tax year ended December 31, 2005.

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended March 31, 2005, June 30, 2005, September 30, 2005 and December 31, 2005 are 36.62%, 37.14%, 34.67% and 38.64%, respectively.

            DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                         FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                    AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(1)          AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund           AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                      AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                      AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                       AIM Money Market Fund
AIM Dynamics Fund                            AIM International Core Equity Fund          AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund               AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(1)     Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                            Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund                                   SECTOR EQUITY
AIM Opportunities I Fund                                                                 TAX-FREE
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund
AIM Opportunities III Fund                   AIM Energy Fund                             AIM High Income Municipal Fund(1)
AIM Premier Equity Fund                      AIM Financial Services Fund                 AIM Municipal Bond Fund
AIM S&P 500 Index Fund                       AIM Global Health Care Fund                 AIM Tax-Exempt Cash Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                 AIM Tax-Free Intermediate Fund
AIM Small Cap Equity Fund                    AIM Gold & Precious Metals Fund             Premier Tax-Exempt Portfolio
AIM Small Cap Growth Fund(1)                 AIM Leisure Fund
AIM Small Company Growth Fund                AIM Multi-Sector Fund
AIM Summit Fund                              AIM Real Estate Fund(1)                             AIM ALLOCATION SOLUTIONS
AIM Trimark Endeavor Fund                    AIM Technology Fund
AIM Trimark Small Companies Fund             AIM Utilities Fund                          AIM Conservative Allocation Fund
AIM Weingarten Fund                                                                      AIM Growth Allocation Fund(2)
                                                                                         AIM Moderate Allocation Fund
*Domestic equity and income fund                                                         AIM Moderate Growth Allocation Fund
                                                                                         AIM Moderately Conservative Allocation Fund


                                                                                                  DIVERSIFIED PORTFOLIOS

                                                                                         AIM Income Allocation Fund
                                                                                         AIM International Allocation Fund

                                             ==============================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                             FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                             FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ==============================================================================

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.








AIMinvestments.com                GAL-AR-1              A I M Distributors, Inc.

                                YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
--------------------------------------------------------------------------------
Mutual   Retirement    Annuities   College   Separately   Offshore   Cash                  [AIM INVESTMENTS LOGO APPEARS HERE]
Funds    Products                  Savings   Managed      Products   Management                  --Registered Trademark--
                                   Plans     Accounts
--------------------------------------------------------------------------------

                                                      AIM INCOME ALLOCATION FUND
                               Annual Report to Shareholders o December 31, 2005


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIM INCOME ALLOCATION FUND

AIM INCOME ALLOCATION FUND SEEKS A HIGH LEVEL OF CURRENT INCOME WITH GROWTH OF CAPITAL AS A SECONDARY OBJECTIVE.

o Unless otherwise stated, information presented in this report is as of December 31,2005, and is based on total net assets.

ABOUT SHARE CLASSES                          selected to represent. The underlying        o The Fund may invest in funds that
                                             funds may change their investment            invest in real estate investment trusts
o Class B shares are not available as an     objectives or policies without the           (REITs), which present risks not
investment for retirement plans              approval of the Fund. If that were to        associated with investing in stocks.
maintained pursuant to Section 401 of        occur, the Fund might be forced to
the Internal Revenue Code, including         withdraw its investments from the            o The underlying funds may invest in
401(k) plans, money purchase pension         underlying funds at a time that is           securities issued or backed by the U.S.
plans and profit sharing plans, except       unfavorable to the Fund.                     government, its agencies or
for plans that have existing accounts                                                     instrumentalities. Such securities offer
invested in Class B shares.                  PRINCIPAL RISKS OF INVESTING IN THE          a high degree of safety and, in the case
                                             UNDERLYING FUNDS                             of government securities, are guaranteed
o Class R shares are available only to                                                    as to timely payment of principal and
certain retirement plans. Please see the     o Investing in a mutual fund that invests    interest if held to maturity. Fund shares
prospectus for more information.             in international securities presents         are not insured, and their value and
                                             certain risks not associated with            yield will vary with market conditions.
PRINCIPAL RISKS OF INVESTING IN THE FUND     investing solely in the United States.
                                             These include risks relating to              o An underlying fund may participate in
o The Fund is a "fund of funds," which       fluctuations in the value of the U.S.        the initial public offering (IPO) market
means that it invests its assets in other    dollar relative to the values of other       in some market cycles. If the underlying
underlying mutual funds advised by A I M     currencies, the custody arrangements made    fund has a small asset base, any
Advisors, Inc.                               for the Fund's foreign holdings,             investment the underlying fund may make
                                             differences in accounting, political         in IPOs may significantly affect the
o Investors will bear not just their         risks and the lesser degree of public        underlying fund's total return. As the
share of the Fund's operational expenses,    information required to be provided by       underlying fund's assets grow, the impact
but also, indirectly, the operating          non-U.S. companies.                          of IPO investments will decline, which
expenses of the underlying funds.                                                         may reduce the effect of IPO investments
                                             o Investing in a Fund that invests in        on that fund's total return.
o The advisor may change the Fund's asset    smaller companies involves greater risk
class allocations, the underlying funds      than investing in more established           o The Fund invests in a fund that invests
or the target weightings in the              companies, such as business risk,            in synthetic instruments, the value of
underlying funds at its discretion.          significant stock price fluctuations and     which may not correlate perfectly with
                                             illiquidity.                                 the overall securities markets. Some
o The advisor has the ability to select                                                   synthetic instruments are more sensitive
and substitute the underlying funds in       o A change in interest rates will affect     to interest rate changes and market price
which the Fund invests, and may be           the performance of the Fund's                fluctuations than others.
subject to potential conflicts of            investments in fixed-income mutual
interest in selecting underlying funds       funds.                                       ABOUT INDEXES USED IN THIS REPORT
because it may receive higher fees from
certain underlying funds than others.        o Investing in funds that invest in          o The unmanaged Standard & Poor's
However, as a fiduciary to the Fund, the     higher-yielding, lower-rated debt            Composite Index of 500 Stocks (the S&P
advisor is required to act in the Fund's     securities (commonly known as "junk          500--Registered Trademark-- INDEX) is an
best interest when selecting the             bonds") has a greater risk of price          index of common stocks frequently used as
underlying funds.                            fluctuation and loss of principal and        a general measure of U.S. stock market
                                             income than investing in funds that          performance.
o There is a risk that the advisor's         invest in U.S. government securities such
evaluations and assumptions regarding the    as U.S. Treasury bills, notes and bonds.     o The CUSTOM INCOME ALLOCATION INDEX used
Fund's broad asset classes or the            Treasuries are guaranteed by the             in this report is composed of 30% Russell
underlying funds in which the Fund           government for repayment of principal and    3000 Index, 40% Lehman U.S. Aggregate
invests may be incorrect based on actual     interest if held to maturity. Fund shares    Bond Index, 15% Lehman High Yield Index,
market conditions. There can be no           are not insured, and their value and         10%
assurance that the underlying funds will     yield will vary with market conditions.
achieve their investment objectives, and     Investors should carefully assess the        Continued on Page 6
the performance of the underlying funds      risk associated with an investment in
may be lower than that of the asset class    the Fund.                                    =========================================
they were
                                             o Some of the underlying funds may invest    FUND NASDAQ SYMBOLS
                                             in mortgage-backed securities, which may
                                             lose value if mortgages are prepaid in       Class A Shares                     ALAAX
                                             response to falling interest rates.          Class B Shares                     BLIAX
                                                                                          Class C Shares                     CLIAX
                                                                                          Class R Shares                     RLIAX

================================================================================          =========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM INCOME ALLOCATION FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    Although many concerns weighed on investors' minds during
     [GRAHAM        the year covered by this report, stocks posted gains for the
      PHOTO]        period. Domestically, the broad-based S&P 500 Index returned
                    4.91%. Internationally, Morgan Stanley's MSCI World Index
                    rose 9.49%. Concern about the inflationary potential of
                    rising energy costs was frequently cited as a major cause of
ROBERT H. GRAHAM    market restraint.

                      Within the indexes, there was considerable variability in
                    the performance of different sectors and markets.
  [WILLIAMSON       Domestically, energy sector performance far outpaced all
     PHOTO]         other sectors in the S&P 500 Index, reflecting rising oil
                    and gas prices. Overseas, emerging markets produced more attractive results than developed markets, partially because
MARK H. WILLIAMSON  emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                      One could make a strong argument for global
                    diversification of a stock portfolio using the performance data for the year ended December 31,2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for you.

                      A number of key developments affected markets and the
                    economy in 2005:

                      o Hurricane Katrina, which devastated New Orleans in August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the year, with the Conference Board crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                      o The nation's gross domestic product (GDP), the broadest measure of economic activity, increased at a healthy rate throughout much of the year. The Bureau of Economic Analysis of the U.S. Department of Commerce reported that the nation's GDP grew at annualized rates of 3.8%, 3.3% and 4.1% for the first, second and third quarters of the year, respectively.

                      o For the second straight year, the economy created 2 million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                      o The Federal Reserve Board (the Fed) continued its tightening policy, raising the key federal funds target rate to 4.25% by the end of the year. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                      o Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5 following Hurricane Katrina, had dropped by more than 80 cents by mid-December, according to the U.S. Energy Information Administration.

                      For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the year, please turn to Page 3.

                    YOUR FUND

                    Further information about the markets, your Fund, and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                      We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM           /s/ MARK H. WILLIAMSON

                    Robert H. Graham               Mark H. Williamson
                    President & Vice Chair,        President,
                    AIM Funds                      A I M Advisors, Inc.

                    February 9, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM INCOME ALLOCATION FUND

                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
                    independent chair--I can assure you that shareholder
     [CROCKETT      interests are at the forefront of every decision your board
       PHOTO]       makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                      Some highlights of 2005 board activity:
  BRUCE L. CROCKETT
                      o Board approval of voluntary fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31,2005.

                      o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                      o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                      In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                      The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                      Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    February 9, 2006

AIM INCOME ALLOCATION FUND



MANAGEMENT'S DISCUSSION                                                                   and also monitor the Fund on an ongoing
OF FUND PERFORMANCE                                                                       basis. The underlying funds are actively
                                                                                          managed by their respective management
======================================================================================    teams based on the individual fund
                                                                                          objectives, investment strategies and
PERFORMANCE SUMMARY                                                                       management techniques.
                                             =========================================
The Fund produced positive performance at                                                    While the weightings of various
net asset value for the two-month            FUND VS. INDEXES                             underlying funds in the portfolio may
reporting period ended December 31, 2005,                                                 vary from their targets during the year
comprising the first two months of the       TOTAL RETURNS, 10/31/05-12/31/05,            due to market movements, we rebalance the
Fund's existence.                            EXCLUDING APPLICABLE SALES CHARGES. IF       portfolio annually to maintain its target
                                             SALES CHARGES WERE INCLUDED, RETURNS         asset class allocations.
   The Fund's performance was                WOULD BE LOWER.
broad-based, with all of its underlying                                                   MARKET CONDITIONS AND YOUR FUND
funds contributing positively to total       Class A Shares                    2.35%
returns for the period. While the                                                         Equity markets experienced considerable
underlying funds in the 35% equity           Class B Shares                    2.17       volatility during the two-month reporting
component drove the majority of the                                                       period, a continuation of the volatile
fund's return, our emphasis on fixed         Class C Shares                    2.17       environment that characterized the first
income holdings (65%) served as ballast                                                   ten months of 2005. After typical October
during the brief reporting period,           Class R Shares                    2.20       weakness, the stock market began to rally
helping stabilize Fund results against                                                    in November as oil and gas prices finally
equity-market volatility. Additionally,      S&P 500 Index                                began to cool from the record-high levels
these fixed-income funds made key            (Broad Market Index)              3.82       reached following Hurricanes Katrina and
contributions to the Fund's first                                                         Rita.
quarterly distribution in December.          Custom Income Allocation Index
                                             (Style-specific Index)            2.40          However, this market momentum slowed
   Because the underlying bond funds had                                                  in mid-December, as pessimists focused on
more modest returns than the stock funds,    Lipper Income Fund Index          2.26       a number of concerns including weakening
the Fund underperformed the S&P 500 Index    (Peer Group Index)                           consumer confidence and the impact that a
of common stocks. However, the Fund per-                                                  flat yield curve might have on continued
                                             SOURCE: LIPPER, INC.                         economic expansion. The yield curve had
                                                                                          been flattening as short-term interest
                                             =========================================    rates continued to rise while longer-term
                                                                                          rates were holding steady or declining.
                                             formed in line with the Custom Income
                                             Allocation Index, which approximates the        International equity markets continued
                                             performance of the types of holdings         to post gains in the fourth quarter of
                                             owned by the Fund's underlying funds.        2005, and significantly outperformed the
                                                                                          domestic market for the fourth
======================================================================================    consecutive year.

HOW WE INVEST                                bond funds, which represent 65% of the                                      (continued)
                                             portfolio, and four stock funds, which
The Fund invests in nine underlying funds    represent 35%. The underlying funds
diversified among asset classes (bonds,      invest in a wide range of
stocks and cash), investment styles          income-producing securities, which may
(value and blend/core), regions (domestic    generate an attractive yield with less
and international) and market                price volatility than individual asset
capitalizations (large and mid). These       classes.
underlying funds include five
                                                We determine target asset class
                                             weightings and underlying fund selections
                                             for the Fund
====================================================================================================================================

PORTFOLIO COMPOSITION

                                                                                      TARGET         % OF TOTAL NET ASSETS
ASSET CLASS                                FUND                                      ALLOCATION           AS OF 12/31/05
Large Cap Core                             AIM Diversified Dividend Fund               15.0%                  15.0%
International/Global Blend                 AIM International Core Equity Fund           5.0                    5.1
Sector                                     AIM Utilities Fund                           8.0                    8.0
Real Estate                                AIM Real Estate Fund                         7.0                    7.2
Intermediate Term Investment Grade         AIM Total Return Bond Fund                  20.0                   19.9
Intermediate Term                          AIM Income Fund                             10.0                   10.0
Short Term Investment Grade                AIM Short Term Bond Fund                    10.0                    9.9
Intermediate Term Investment Grade         AIM Intermediate Government Fund            10.0                    9.9
Taxable Non-Investment Grade               AIM High Yield Fund                         15.0                   15.0
                                                                                  TOTAL NET ASSETS        $2.5 MILLION

The Fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge. The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.

====================================================================================================================================

AIM INCOME ALLOCATION FUND



                                                                                                          GARY WENDLER, Senior Vice
   In the taxable fixed-income market,       rallied in November and December, helping       [WENDLER     President, is manager of
the fourth quarter was marked by             this fund post positive results for the          PHOTO]      AIM Income Allocation
lingering concerns. In October and           period.                                                      Fund. He began his career
November, the economy's recovery from                                                                     in the investment industry
late summer hurricanes and the high          o AIM Total Return Bond Fund, AIM Income     in 1986 and joined AIM in 1995. Mr.
energy prices prompted fears that rising     Fund, AIM Intermediate Government Fund       Wendler holds a B.B.A. in finance from
inflation could erode the future value of    and AIM Short Term Bond Fund all made        Texas A&M University.
fixed-income investments. Though gross       positive but more modest contributions to
domestic product growth remained             the performance of AIM Income Allocation
moderate, such concerns about inflation      Fund for the period.
led the Federal Reserve to continue
raising short-term interest rates in            The positive results of the Fund
November and December.                       demonstrate the advantages of
                                             diversification. The Fund benefited from
   Within the Fund's 35% equity              strong performance in a variety of
component, all four underlying equity        different areas of the equity markets--
funds made positive contributions to         including holdings diversified across
performance in the period. Highlights        market capitalization ranges, sectors and
included the following:                      geographic regions. The Fund's 65%
                                             allocation to fixed-income securities
o AIM Diversified Dividend Fund was the      provided a further boost and served as
leading contributor to Fund returns. Its     ballast, helping to reduce the impact of
management team emphasizes companies         the volatility in the equity market.
that pay dividends supported by
relatively predictable cash flows and        IN CLOSING
improving capital allocation practices.
The fund continued to benefit from a         AIM Income Allocation Fund is intended
trend of share buyback programs and          for investors who are seeking current
dividend increases during the period. Its    income but who also want a measure of
contribution was amplified by its large      capital appreciation to help offset the
(15%) weighting within AIM Income            harmful effects of inflation. To fulfill
Allocation Fund.                             that requirement, the Fund invests in a
                                             mix of bond and stock funds carefully
o AIM Real Estate Fund also made key         selected to generate current income from
contributions to Fund returns. Its           interest or dividends, while also
performance in the period was driven         offering the potential for capital
largely by strong stock selection in         growth. The percentage of the Fund's net
office properties and lodging companies.     assets invested in each of the underlying
                                             funds was set at target levels at the
o AIM International Core Equity Fund's       Fund's inception to provide broad            Continued from Page 5
performance was driven in large part by      diversification across asset classes,
the vigor of the international stock         investment styles, regions and market        you paid for the period. You may use this
market during the period. In particular,     capitalizations.                             information to compare the ongoing costs
this fund's results were boosted by heavy                                                 of investing in the Fund and other funds.
exposure to European financial stocks,          We remain committed to these              To do so, compare this 5% hypothetical
which benefited from a historically low      strategies, and as always, we thank you      example with the 5% hypothetical examples
interest-rate environment.                   for your continued investment in AIM         that appear in the shareholder reports of
                                             Income Allocation Fund.                      the other funds.
   In the U.S. fixed-income market, the
flattening of the yield curve continued      THE VIEWS AND OPINIONS EXPRESSED IN             Please note that the expenses shown in
to shrink the yield advantage of             MANAGEMENT'S DISCUSSION OF FUND              the table are meant to highlight your
longer-term bonds. Despite this              PERFORMANCE ARE THOSE OF AIM ADVISORS,       ongoing costs only and do not reflect any
challenging environment, all five of the     INC. THESE VIEWS AND OPINIONS ARE SUBJECT    transactional costs, such as sales
Fund's underlying fixed-income funds         TO CHANGE AT ANY TIME BASED ON FACTORS       charges (loads) on purchase payments,
contributed positively to Fund               SUCH AS MARKET AND ECONOMIC CONDITIONS.      contingent deferred sales charges on
performance.                                 THESE VIEWS AND OPINIONS MAY NOT BE          redemptions, and redemption fees, if any.
                                             RELIED UPON AS INVESTMENT ADVICE OR          Therefore, the hypothetical information
o AIM High Yield Fund had the highest        RECOMMENDATIONS, OR AS AN OFFER FOR A        is useful in comparing ongoing costs
return and made the largest contribution     PARTICULAR SECURITY. THE INFORMATION IS      only, and will not help you determine the
to returns within the bond portion of the    NOT A COMPLETE ANALYSIS OF EVERY ASPECT      relative total costs of owning different
Fund. This broadly diversified high-yield    OF ANY MARKET, COUNTRY, INDUSTRY,            funds. In addition, expenses shown in the
corporate bond fund is managed for both      SECURITY OR THE FUND. STATEMENTS OF FACT     table do not include the expenses of the
yield and total return. After negative       ARE FROM SOURCES CONSIDERED RELIABLE, BUT    underlying funds, which are borne
performance in September and October,        A I M ADVISORS, INC. MAKES NO                indirectly by the Fund. If transactional
high yield bonds                             REPRESENTATION OR WARRANTY AS TO THEIR       costs and indirect expenses were
                                             COMPLETENESS OR ACCURACY. ALTHOUGH           included, your costs would have been
                                             HISTORICAL PERFORMANCE IS NO GUARANTEE OF    higher.
                                             FUTURE RESULTS, THESE INSIGHTS MAY HELP
                                             YOU UNDERSTAND OUR INVESTMENT MANAGEMENT             [RIGHT ARROW GRAPHIC]
                                             PHILOSOPHY.
                                                                                          FOR A PRESENTATION OF YOUR FUND'S
                                                  See important Fund and index            LONG-TERM PERFORMANCE RECORD,
                                                 disclosures inside front cover.          PLEASE SEE PAGE 6.


AIM INCOME ALLOCATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses and fee levels and the Fund may     (October 31, 2005, through December 31,
                                             own different proportions of the             2005 for the Class A, B, C, and R
As a shareholder of the Fund, you incur      underlying funds at different times.         shares). Because the actual ending
two types of costs: (1) transaction                                                       account value and expense information in
costs, which may include sales charges          Estimated underlying fund expenses are    the example is not based upon a six month
(loads) on purchase payments; contingent     not expenses that are incurred directly      period, the ending account value and
deferred sales charges on redemptions;       by your Fund. They are expenses that are     expense information may not provide a
and redemption fees, if any; and (2)         incurred directly by the underlying funds    meaningful comparison to mutual funds
ongoing costs, including distribution        and are deducted from the value of the       that provide such information for a full
and/or service fees (12b-1); and other       funds your Fund invests in. The effect of    six month period.
Fund expenses. This example is intended      the estimated underlying fund expenses
to help you understand your ongoing costs    that you bear indirectly is included in      HYPOTHETICAL EXAMPLE FOR COMPARISON
(in dollars) of investing in the Fund and    your Fund's total return.                    PURPOSES
to compare these costs with ongoing costs
of investing in other mutual funds. The      ACTUAL EXPENSES                              The table below also provides information
actual ending account value and expenses                                                  about hypothetical account values and
of the Class A, B, C, and R shares in the    The table below provides information         hypothetical expenses based on the Fund's
below example are based on an investment     about actual account values and actual       actual expense ratio and an assumed rate
of $1,000 invested on October 31, 2005,      expenses. You may use the information in     of return of 5% per year before expenses,
(the date the share classes commenced        this table, together with the amount you     which is not the Fund's actual return.
operations) and held through December        invested, to estimate the expenses that      The Fund's actual cumulative total
31,2005.                                     you paid over the period. Simply divide      returns at net asset value after expenses
                                             your account value by $1,000 (for            for the period ended December 31, 2005,
   In addition to the fees and expenses      example, an $8,600 account value divided     appear in the table "Fund vs. Indexes" on
which the Fund bears directly, the Fund      by $1,000 = 8.6), then multiply the          Page 3.
indirectly bears a pro rata share of the     result by the number in the table under
fees and expenses of the underlying funds    the heading entitled "Actual Expenses           The hypothetical account values and
in which your Fund invests. The amount of    Paid During Period" to estimate the          expenses may not be used to estimate the
fees and expenses incurred indirectly by     expenses you paid on your account during     actual ending account balance or expenses
your Fund will vary because the              this period
underlying funds have varied                                                              Continued on Page 4

====================================================================================================================================
                                                   ACTUAL                               HYPOTHETICAL
                                                                             (5% annual return before expenses)

                     BEGINNING            ENDING            EXPENSES             ENDING               EXPENSES          ANNUALIZED
    SHARE          ACCOUNT VALUE       ACCOUNT VALUE       PAID DURING        ACCOUNT VALUE          PAID DURING         EXPENSE
    CLASS           (10/31/05)         (12/31/05)(1)      PERIOD(2),(3)        (12/31/05)         PERIOD(2),(4),(5)       RATIO

      A             $1,000.00           $1,023.50            $0.50             $1,023.74               $1.48              0.29%
      B              1,000.00            1,021.70             1.79              1,019.96                5.30              1.04
      C              1,000.00            1,021.70             1.79              1,019.96                5.30              1.04
      R              1,000.00            1,022.00             0.93              1,022.48                2.75              0.54

(1) The actual ending account value is based on the actual total return of the Fund for the period October 31, 2005, through
    December 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended December 31, 2005, appear in the table "Fund vs. Indexes" on Page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 62 (October 31, 2005 through December 31, 2005)/365. Because the Class A, B, C, and R shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods. Effective on January 1, 2006, the advisor contractually agreed to waive fees or reimburse expenses to the extent necessary to limit other expenses on Class A, B, C and R shares to 0.03%. The annualized expense ratios restated as if this agreement had been in effect throughout the entire most recent period is 0.28%, 1.03%, 1.03% and 0.53% for the Class A, B, C and R shares, respectively.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent period are $0.48, $1.77, $1.77 and $0.91 for the Class A, B, C and R shares, respectively.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent period are $1.43, $5.24, $5.24 and $2.70 for the Class A, B, C and R shares, respectively.

(5) Hypothetical expenses are equal to the annualized expense ratio indicated
    above multiplied by the average account value over the period, multiplied by
    184/365 to reflect a one-half year period. The hypothetical ending account
    value and expenses may be used to compare ongoing costs of investing in the              [ARROW
    Class A, B, C and R shares of the Fund and other funds because such data is              BUTTON    For More Information Visit
    based on a full six month period.                                                        IMAGE]    AIMinvestments.com

====================================================================================================================================

AIM INCOME ALLOCATION FUND

=========================================
                                             PERFORMANCE FIGURES REFLECT REINVESTED       SHARES DECLINES FROM 5% BEGINNING AT THE
CUMULATIVE TOTAL RETURNS                     DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    TIME OF PURCHASE TO 0% AT THE BEGINNING
                                             AND THE EFFECT OF THE MAXIMUM SALES          OF THE SEVENTH YEAR. THE CDSC ON CLASS C
As of 12/31/05, including applicable         CHARGE UNLESS OTHERWISE STATED.              SHARES IS 1% FOR THE FIRST YEAR AFTER
sales charges                                INVESTMENT RETURN AND PRINCIPAL VALUE        PURCHASE. CLASS R SHARES DO NOT HAVE A
                                             WILL FLUCTUATE SO THAT YOU MAY HAVE A        FRONT-END SALES CHARGE; RETURNS SHOWN ARE
CLASS A SHARES                               GAIN OR LOSS WHEN YOU SELL SHARES.           AT NET ASSET VALUE AND DO NOT REFLECT A
Inception (10/31/05)               -3.25%    PERFORMANCE SHOWN IN THE TABLE DOES NOT      0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
                                             REFLECT DEDUCTION OF TAXES A SHAREHOLDER     REDEMPTION OF RETIREMENT PLAN ASSETS
CLASS B SHARES                               WOULD PAY ON FUND DISTRIBUTIONS OR SALE      WITHIN THE FIRST YEAR.
Inception (10/31/05)               -2.83%    OF FUND SHARES.
                                                                                              THE PERFORMANCE OF THE FUND'S SHARE
CLASS C SHARES                                   CLASS A SHARE PERFORMANCE REFLECTS       CLASSES WILL DIFFER DUE TO DIFFERENT
Inception (10/31/05)                1.17%    THE MAXIMUM 5.50% SALES CHARGE, AND CLASS    SALES CHARGE STRUCTURES AND CLASS
                                             B AND CLASS C SHARE PERFORMANCE REFLECTS     EXPENSES. HAD THE ADVISOR NOT WAIVED FEES
CLASS R SHARES                               THE APPLICABLE CONTINGENT DEFERRED SALES     AND/OR REIMBURSED EXPENSES, PERFORMANCE
Inception (10/31/05)                2.20%    CHARGE (CDSC) FOR THE PERIOD INVOLVED.       WOULD HAVE BEEN LOWER.
                                             THE CDSC ON CLASS B
=========================================

THE PERFORMANCE DATA QUOTED REPRESENT
PAST PERFORMANCE AND CANNOT GUARANTEE
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER.
PLEASE VISIT AIMinvestments.com FOR THE
MOST RECENT MONTH-END PERFORMANCE.

Continued from inside front cover

Lehman 1-3 Year Government/Credit Index      performance monitor.                          The Fund provides a complete list of its
and 5% MSCI EAFE Index.                                                                    holdings four times in each fiscal year,
                                             o The unmanaged MSCI WORLD INDEX is a         at the quarter-ends. For the second and
o The unmanaged RUSSELL 3000--Registered     group of global securities tracked by         fourth quarters, the lists appear in the
Trademark-- INDEX is an index of common      Morgan Stanley Capital International.         Fund's semiannual and annual reports to
stocks that measures performance of the                                                    shareholders. For the first and third
largest 3,000 U.S. companies based on        o The Fund is not managed to track the        quarters, the Fund files the lists with
market capitalization.                       performance of any particular index,          the Securities and Exchange Commission
                                             including the indexes defined here, and       (SEC) on Form N-Q. The most recent list
o The unmanaged LEHMAN BROTHERS U.S.         consequently, the performance of the Fund     of portfolio holdings is available at
AGGREGATE BOND INDEX (the Lehman             may deviate significantly from the            AIMinvestments.com. From our home page,
Aggregate) represents the U.S.               performance of the indexes.                   click on Products & Performance, then
investment-grade fixed-rate bond market                                                    Mutual Funds, then Fund Overview. Select
(including government and corporate          o A direct investment cannot be made in       your Fund from the drop-down menu and
securities, mortgage pass-through            an index. Unless otherwise indicated,         click on Complete Quarterly Holdings.
securities and asset-backed securities).     index results include reinvested              Shareholders can also look up the Fund's
                                             dividends, and they do not reflect sales      Forms N-Q on the SEC's Web site at
o The unmanaged LEHMAN BROTHERS HIGH         charges. Performance of an index of funds     sec.gov. Copies of the Fund's Forms N-Q
YIELD INDEX represents the performance of    reflects fund expenses; performance of a      may be reviewed and copied at the SEC's
high-yield debt securities.                  market index does not.                        Public Reference Room at 450 Fifth
                                                                                           Street, N.W., Washington, D.C.
o The unmanaged LEHMAN BROTHERS 1-3 YEAR     OTHER INFORMATION                             20549-0102. You can obtain information on
GOVERNMENT/CREDIT INDEX represents the                                                     the operation of the Public Reference
performance of short-term government and     o The returns shown in management's           Room, including information about
investment-grade corporate debt              discussion of Fund performance are based      duplicating fee charges, by calling
securities.                                  on net asset values calculated for            202-942-8090 or 800-732-0330, or by
                                             shareholder transactions. Generally           electronic request at the following
o The Lehman indexes are compiled by         accepted accounting principles require        e-mail address: publicinfo@sec.gov. The
Lehman Brothers, a global investment         adjustments to be made to the net assets      SEC's file numbers for the Fund are
bank.                                        of the Fund at period end for financial       811-02699 and 2-57526.
                                             reporting purposes, and as such, the net
o The unmanaged MSCI Europe, Australasia     asset values for shareholder transactions     A description of the policies and
and the Far East Index (the MSCI             and the returns based on those net asset      procedures that the Fund uses to
EAFE--Registered Trademark-- INDEX) is a     values may differ from the net asset          determine how to vote proxies relating to
group of foreign securities tracked by       values and returns reported in the            portfolio securities is available without
Morgan Stanley Capital International.        Financial Highlights.                         charge, upon request, from our Client
                                                                                           Services department at 800-959-4246 or on
o The unmanaged LIPPER INCOME FUND INDEX     o The Conference Board is a                   the AIM Web site, AIMinvestments.com. On
represents an average of the performance     not-for-profit organization that conducts     the home page, scroll down and click on
of the 30 largest income funds tracked by    research and publishes information and        AIM Funds Proxy Policy. The information
Lipper, Inc., an independent mutual fund     analysis to help businesses strengthen        is also available on the SEC's Web site,
                                             their performance.                            sec.gov.

                                                                                           Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2005, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC's Web site, sec.gov.

AIM INCOME ALLOCATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Growth          o The nature and extent of the advisory      o Fees relative to those of comparable
Series (the "Board") oversees the            services to be provided by AIM. The Board    funds with other advisors. The Board
management of AIM Income Allocation Fund     reviewed the services to be provided by      noted that AIM will not charge the Fund
(the "Fund") and, as required by law,        AIM under the Advisory Agreement. Based      any advisory fees pursuant to the
determines annually whether to approve       on this review, the Board concluded that     Advisory Agreement, although the
the continuance of the Fund's advisory       the range of services to be provided by      underlying funds in which the Fund
agreement with A I M Advisors, Inc.          AIM under the Advisory Agreement was         invests pay advisory fees.
("AIM"). Based upon the recommendation of    appropriate.
the Investments Committee of the Board,                                                   o Expense limitations and fee waivers.
which is comprised solely of independent     o The quality of services to be provided     The Board reviewed AIM's proposed annual
trustees, at a meeting held on June 30,      by AIM. The Board reviewed the               expense limitation for the Fund that
2005, the Board, including all of the        credentials and experience of the            would, until December 31, 2006, limit
independent trustees, approved the           officers and employees of AIM who will       Other Expenses (excluding interest,
continuance of the advisory agreement        provide investment advisory services to      taxes, dividend expense on short sales,
(the "Advisory Agreement") between the       the Fund. In reviewing the qualifications    fund merger and reorganization expenses,
Fund and AIM for another year, effective     of AIM to provide investment advisory        extraordinary items, including other
July 1, 2005.                                services, the Board reviewed the             items designated as such by the Board,
                                             qualifications of AIM's investment           and increases in expenses due to expense
    The Board considered the factors         personnel and considered such issues as      offset arrangements, if any) of each
discussed below in evaluating the            AIM's portfolio and product review           class of shares of the Fund to 0.04% of
fairness and reasonableness of the           process, various back office support         the Fund's average daily net assets, and
Advisory Agreement at the meeting on June    functions provided by AIM and AIM's          the effect it would have on the Fund's
30, 2005 and as part of the Board's          equity and fixed income trading              estimated total expenses. The Board
ongoing oversight of the Fund. In their      operations. Based on the review of these     concluded that such expense limitation
deliberations, the Board and the             and other factors, the Board concluded       for the Fund was fair and reasonable.
independent trustees did not identify any    that the quality of services to be
particular factor that was controlling,      provided by AIM was appropriate and that     o Breakpoints and economies of scale. The
and each trustee attributed different        AIM is currently providing satisfactory      Board noted that AIM will not charge the
weights to the various factors.              services in accordance with the terms of     Fund any advisory fees pursuant to the
                                             the Advisory Agreement.                      Advisory Agreement, although the
    One of the responsibilities of the                                                    underlying funds in which the Fund invests
Senior Officer of the Fund, who is           o The performance of the Fund relative to    pay advisory fees.
independent of AIM and AIM's affiliates,     comparable funds. Not applicable because
is to manage the process by which the        this is a new Fund.                          o Investments in affiliated money market
Fund's proposed management fees are                                                       funds. Not applicable because the Fund
negotiated to ensure that they are           o The performance of the Fund relative to    does not invest in affiliated money
negotiated in a manner which is at arm's     indices. Not applicable because this is a    market funds.
length and reasonable. To that end, the      new Fund.
Senior Officer must either supervise a                                                    o Profitability of AIM and its
competitive bidding process or prepare an    o Meeting with the Fund's portfolio          affiliates. The Board noted that AIM will
independent written evaluation. The          managers and investment personnel. The       not charge the Fund any advisory fees
Senior Officer has recommended an            Board intends to meet periodically with      pursuant to the Advisory Agreement,
independent written evaluation in lieu of    the Fund's portfolio managers and/or         although the underlying funds in which
a competitive bidding process and, upon      other investment personnel to ensure that    the Fund invests pay advisory fees.
the direction of the Board, has prepared     such individuals are competent and able
such an independent written evaluation.      to continue to carry out their               o Benefits of soft dollars to AIM. The
Such written evaluation also considered      responsibilities under the Advisory          Board considered the benefits realized
certain of the factors discussed below.      Agreement.                                   by AIM as a result of brokerage
In addition, as discussed below, the                                                      transactions executed through "soft
Senior Officer made certain                  o Overall performance of AIM. Not            dollar" arrangements. Under these
recommendations to the Board in              applicable because this is a new Fund.       arrangements, brokerage commissions paid
connection with such written evaluation.     However, the Board considered the overall    by the Fund and/or other funds advised by
                                             performance of AIM in providing              AIM are used to pay for research and
    The discussion below serves as a         investment advisory and portfolio            execution services. This research is used
summary of the Senior Officer's              administrative services to other mutual      by AIM in making investment decisions for
independent written evaluation and           funds advised by AIM and concluded that      the Fund. The Board concluded that such
recommendations to the Board in              such performance was satisfactory.           arrangements were appropriate.
connection therewith, as well as a
discussion of the material factors and       o Fees relative to those of clients of       o AIM's financial soundness in light of
the conclusions with respect thereto that    AIM with comparable investment               the Fund's needs. The Board considered
formed the basis for the Board's approval    strategies. The Board noted that AIM will    whether AIM is financially sound and has
of the Advisory Agreement. After             not charge the Fund any advisory fees        the resources necessary to perform its
consideration of all of the factors below    pursuant to the Advisory Agreement,          obligations under the Advisory Agreement,
and based on its informed business           although the underlying funds in which       and concluded that AIM has the financial
judgment, the Board determined that the      the Fund invests pay advisory fees.          resources necessary to fulfill its
Advisory Agreement is in the best                                                         obligations under the Advisory Agreement.
interests of the Fund and its
shareholders and that the compensation to
AIM under the Advisory Agreement is fair
and reasonable and would have been
obtained through arm's length
negotiations.


                                                                                                                         (continued)

AIM INCOME ALLOCATION FUND

o Historical relationship between the
Fund and AIM. In determining whether to
approve the Advisory Agreement for the
Fund, the Board also considered the
Board's knowledge of AIM's operations,
and concluded that it was beneficial to
approve the Advisory Agreement, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services.
Based on the review of these and other
factors, the Board concluded that AIM and its affiliates were qualified to provide non-investment advisory services to the
Fund, including administrative, transfer agency and distribution services.

o Other factors and current trends. In
determining whether to approve the
Advisory Agreement for the Fund, the
Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/05


AIM INCOME ALLOCATION FUND

                                             =========================================
INSTITUTIONAL CLASS SHARES                   CUMULATIVE TOTAL RETURN                       PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                             For periods ended 12/31/05                    INDICATIVE OF FUTURE RESULTS. MORE RECENT
The following information has been                                                         RETURNS MAY BE MORE OR LESS THAN THOSE
prepared to provide Institutional Class      Inception (10/31/05)               2.29%      SHOWN. ALL RETURNS ASSUME REINVESTMENT OF
shareholders with a performance overview     =========================================     DISTRIBUTIONS AT NAV. INVESTMENT RETURN
specific to their holdings. Institutional                                                  AND PRINCIPAL VALUE WILL FLUCTUATE SO
Class shares are offered exclusively to      INSTITUTIONAL CLASS SHARES HAVE NO SALES      YOUR SHARES, WHEN REDEEMED, MAY BE WORTH
institutional investors, including           CHARGE; THEREFORE, PERFORMANCE IS AT NET      MORE OR LESS THAN THEIR ORIGINAL COST.
defined contribution plans that meet         ASSET VALUE (NAV). PERFORMANCE OF             SEE FULL REPORT FOR INFORMATION ON
certain criteria.                            INSTITUTIONAL CLASS SHARES WILL DIFFER        COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES       YOUR FUND PROSPECTUS FOR MORE
                                             DUE TO DIFFERING SALES CHARGES AND CLASS      INFORMATION. FOR THE MOST CURRENT
                                             EXPENSES.                                     MONTH-END PERFORMANCE, PLEASE CALL
                                                                                           800-451-4246 OR VISIT AIMinvestments.com.
                                                HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             REIMBURSED EXPENSES, RETURNS WOULD HAVE
                                             BEEN LOWER.





















========================================

NASDAQ SYMBOL                     ILAAX

========================================

                                                                                       Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

                                                FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


                                                           [YOUR GOALS. OUR SOLUTIONS.]         [AIM INVESTMENTS LOGO APPEARS HERE]
                                                            --Registered Trademark--                 --Registered Trademark--

AIMinvestments.com                INCAL-INS-1           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      directly by your Fund. They are expenses      HYPOTHETICAL EXAMPLE FOR
                                             that are incurred directly by the             COMPARISON PURPOSES
As a shareholder of the Fund, you incur      underlying funds and are deducted from
ongoing costs. This example is intended      the value of the funds your Fund invests      The table below also provides information
to help you understand your ongoing costs    in. The effect of the estimated               about hypothetical account values and
(in dollars) of investing in the Fund and    underlying fund expenses that you bear        hypothetical expenses based on the Fund's
to compare these costs with ongoing costs    indirectly are included in your Fund's        actual expense ratio and an assumed rate
of investing in other mutual funds. The      total return.                                 of return of 5% per year before expenses,
actual ending account value and expenses                                                   which is not the Fund's actual return.
in the below example are based on an         ACTUAL EXPENSES
investment of $1,000 invested on October                                                      The hypothetical account values and
31, 2005 (the date the share class           The table below provides information          expenses may not be used to estimate the
commenced operations), and held through      about actual account values and actual        actual ending account balance or expenses
December 31, 2005. The hypothetical          expenses. You may use the information in      you paid for the period. You may use this
ending account value and expenses in the     this table, together with the amount you      information to compare the ongoing costs
below example are based on an investment     invested, to estimate the expenses that       of investing in the Fund and other funds.
of $1,000 invested at the beginning of       you paid over the period. Simply divide       To do so, compare this 5% hypothetical
the period and held for the entire six       your account value by $1,000 (for             example with the 5% hypothetical examples
month period July 1, 2005, through           example, an $8,600 account value divided      that appear in the shareholder reports of
December 31, 2005.                           by $1,000 = 8.6), then multiply the           the other funds.
                                             result by the number in the table under
   In addition to the fees and expenses,     the heading entitled "Actual Expenses            Please note that the expenses shown in
which the Fund bears directly, the Fund      Paid During Period" to estimate the           the table are meant to highlight your
indirectly bears a pro rata share of the     expenses you paid on your account during      ongoing costs only. Therefore, the
fees and expenses of the underlying funds    the period, October 31, 2005, through         hypothetical information is useful in
in which your Fund invests. The amount of    December 31, 2005. Because the actual         comparing ongoing costs only, and will
fees and expenses incurred indirectly by     ending account value and expense              not help you determine the relative total
your Fund will vary because the              information in the example is not based       costs of owning different funds. In
underlying funds have varied expenses and    upon a six month period, the ending           addition, expenses shown in the table do
fee levels and the Fund may own different    account value and expense information may     not include the expenses of the
proportions of the underlying funds at       not provide a meaningful comparison to        underlying funds, which are borne
different times. Estimated underlying        mutual funds that provide such                indirectly by the Fund. If transaction
fund expenses are not expenses that are      information for a full six month period.      costs and indirect expenses were
incurred                                                                                   included, your costs would have been
                                                                                           higher.

====================================================================================================================================

                                                                                      HYPOTHETICAL
                                                    ACTUAL                 (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING           ENDING           EXPENSES           ENDING              EXPENSES            ANNUALIZED
    SHARE            ACCOUNT VALUE     ACCOUNT VALUE       PAID DURING      ACCOUNT VALUE         PAID DURING           EXPENSE
    CLASS             (10/31/05)        (12/31/05)(1)     PERIOD(2),(3)       (12/31/05)(1)        PERIOD(4),(5)          RATIO
Institutional          $1,000.00         $1,022.90            $0.07          $1,025.00               $0.20               0.04%



(1) The actual ending account value is based on the actual total return of the Fund for the period October 31, 2005, through
    December 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the
    Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period July 1, 2005, through
    December 31, 2005.

(2) Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 62 (October 31, 2005, through December 31, 2005)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods. Effective on January 1, 2006, the advisor contractually agreed to waive fees or reimburse expenses to the extent necessary to limit other expenses on the Institutional Class to 0.03%.
    The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent period is
    0.03%.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent period are $0.05 for the Institutional Class shares.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent period are $0.15 for the Institutional Class shares.

(5) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Institutional Class shares of the Fund and other funds because such data is based on a full six month period.
====================================================================================================================================

AIMinvestments.com                 INCAL-INS-1          A I M Distributors, Inc.

AIM INCOME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

December 31, 2005


                                                                     CHANGE IN
                                                                     UNREALIZED       REALIZED
SCHEDULE OF INVESTMENTS IN      VALUE      PURCHASES    PROCEEDS     APPRECIATION      GAIN      DIVIDEND   SHARES       VALUE
AFFILIATED ISSUERS-100.03% (a)  10/31/05    AT COST     FROM SALES   (DEPRECIATION)   (LOSS)     INCOME     12/31/05    12/31/05
---------------------------------------------------------------------------------------------------------------------------------
AIM Diversified Dividend
  Fund-Institutional
  Class-15.03%                   $  --     $ 372,185     $ (2,024)       $  706        $1,698    $ 3,095     29,891    $  370,941
---------------------------------------------------------------------------------------------------------------------------------
AIM High Yield
  Fund-Institutional
  Class-14.99%                      --       370,035       (1,985)        1,947            13      2,568     84,865       370,010
---------------------------------------------------------------------------------------------------------------------------------
AIM Income Fund-Institutional
  Class-9.97%                       --       246,534       (1,316)          799            --      1,556     38,500       246,017
---------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government
  Fund-Institutional
  Class-9.94%                       --       246,216       (1,315)          312            (1)     1,238     28,153       245,212
---------------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity
  Fund-Institutional
  Class-5.10%                       --       126,609         (679)          (12)        2,937      1,197     10,331       125,933
---------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate
  Fund-Institutional
  Class-7.15%                       --       178,039         (950)         (504)        4,580      1,988      6,334       176,597
---------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond
  Fund-Institutional
  Class-9.93%                       --       246,199       (1,313)           90            --      1,221     24,795       244,976
---------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond
  Fund-Institutional
  Class-19.92%                      --       492,325       (2,632)        1,938             5      2,370     47,318       491,636
---------------------------------------------------------------------------------------------------------------------------------
AIM Utilities
  Fund-Institutional
  Class-8.00%                       --       196,749       (1,086)        1,816            39        767     14,428       197,518
=================================================================================================================================
TOTAL-100.03% (Cost
  $2,461,748)                       --     2,474,891      (13,300)        7,092         9,271(b)  16,000                2,468,840
=================================================================================================================================
OTHER ASSETS LESS
  LIABILITIES-0.03%                 --                                                                                       (834)
=================================================================================================================================
NET ASSETS-100.00%               $  --                                                                                 $2,468,006
_________________________________________________________________________________________________________________________________
=================================================================================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.
(b) Includes $9,114 of capital gains distributed from affiliated underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS:

Investments in affiliated underlying funds, at
  value (cost $2,461,748)                        $2,468,840
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                   48,437
-----------------------------------------------------------
  Fund expenses absorbed                             25,045
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                  457
-----------------------------------------------------------
Other assets                                          3,477
===========================================================
  Total assets                                    2,546,256
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                              48,437
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                               456
-----------------------------------------------------------
Accrued distribution fees                               833
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               98
-----------------------------------------------------------
Accrued transfer agent fees                              82
-----------------------------------------------------------
Accrued operating expenses                           28,344
===========================================================
    Total liabilities                                78,250
===========================================================
Net assets applicable to shares outstanding      $2,468,006
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $2,452,665
-----------------------------------------------------------
Undistributed net investment income                    (422)
-----------------------------------------------------------
Undistributed net realized gain from investment
  securities                                          8,671
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                          7,092
===========================================================
                                                 $2,468,006
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $1,634,064
___________________________________________________________
===========================================================
Class B                                          $  209,892
___________________________________________________________
===========================================================
Class C                                          $  521,433
___________________________________________________________
===========================================================
Class R                                          $   51,287
___________________________________________________________
===========================================================
Institutional Class                              $   51,330
___________________________________________________________
===========================================================
SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             161,526
___________________________________________________________
===========================================================
Class B                                              20,742
___________________________________________________________
===========================================================
Class C                                              51,522
___________________________________________________________
===========================================================
Class R                                               5,071
___________________________________________________________
===========================================================
Institutional Class                                   5,075
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.12
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.12 divided by
      94.50%)                                    $    10.71
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $    10.12
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $    10.12
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share   $    10.11
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $    10.11
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME ALLOCATION FUND

STATEMENT OF OPERATIONS

For the period October 31, 2005 (Date operations commenced) through December 31, 2005

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $16,000
=====================================================================

EXPENSES:

Administrative services fees                                    8,493
---------------------------------------------------------------------
Custodian fees                                                  1,090
---------------------------------------------------------------------
Distribution fees:
  Class A                                                         379
---------------------------------------------------------------------
  Class B                                                         277
---------------------------------------------------------------------
  Class C                                                         411
---------------------------------------------------------------------
  Class R                                                          43
---------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              173
---------------------------------------------------------------------
Transfer agent fees-Institutional                                   4
---------------------------------------------------------------------
Trustees' and officer's fees and benefits                       3,181
---------------------------------------------------------------------
Reports to shareholders                                         6,000
---------------------------------------------------------------------
Professional services fees                                     28,919
---------------------------------------------------------------------
Other                                                           1,078
=====================================================================
    Total expenses                                             50,048
=====================================================================
Less: Expenses reimbursed                                     (48,839)
=====================================================================
    Net expenses                                                1,209
=====================================================================
Net investment income                                          14,791
=====================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from affiliated underlying funds                157
=====================================================================
Net realized gain from distributions from affiliated
  underlying funds                                              9,114
=====================================================================
                                                                9,271
=====================================================================
Change in net unrealized appreciation of affiliated
  underlying funds                                              7,092
=====================================================================
Net gain from affiliated underlying funds                      16,363
=====================================================================
Net increase in net assets resulting from operations          $31,154
_____________________________________________________________________
=====================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period October 31, 2005 (Date operations commenced) through December 31, 2005

                                                                   2005
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income from affiliated underlying funds        $   14,791
--------------------------------------------------------------------------
  Net realized gain from affiliated underlying funds and
    capital gain distributions from underlying funds                 9,271
--------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying funds                                                 7,092
==========================================================================
    Net increase in net assets resulting from operations            31,154
==========================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (17,919)
--------------------------------------------------------------------------
  Class B                                                           (2,551)
--------------------------------------------------------------------------
  Class C                                                           (4,352)
--------------------------------------------------------------------------
  Class R                                                             (704)
--------------------------------------------------------------------------
  Institutional Class                                                 (748)
==========================================================================
  Decrease in net assets resulting from distributions              (26,274)
==========================================================================
Share transactions-net:
  Class A                                                        1,631,200
--------------------------------------------------------------------------
  Class B                                                          208,868
--------------------------------------------------------------------------
  Class C                                                          521,586
--------------------------------------------------------------------------
  Class R                                                           50,714
--------------------------------------------------------------------------
  Institutional Class                                               50,758
==========================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          2,463,126
==========================================================================
    Net increase in net assets                                   2,468,006
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income of $(422))                                           $2,468,006
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INCOME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Income Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund commenced operations on October 31, 2005.

    The Fund's investment objective is to achieve a high level of current income with growth of capital as a secondary investment objective. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign

AIM INCOME ALLOCATION FUND

security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    Effective January 1, 2006, AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.03% of average daily net assets, respectively, through December 31, 2006. Prior to January 1, 2006, AIM had contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.04% of average daily net assets, respectively. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the period October 31, 2005 (date operations commenced) through December 31, 2005, AIM reimbursed expenses of $48,839.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the year ended period October 31, 2005 (date operations commenced) through December 31, 2005, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period October 31, 2005 (date operations commenced) through December 31, 2005, AIM was paid $8,493.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the period October 31, 2005 (date operations commenced) through December 31, 2005, the Fund paid AISI $173 for Class A, Class B, Class C and Class R share classes and $4 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual

AIM INCOME ALLOCATION FUND

rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period October 31, 2005 (date operations commenced) through December 31, 2005, the Class A, Class B, Class C and Class R shares paid $379, $277, $411 and $43, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period October 31, 2005 (date operations commenced) through December 31, 2005, ADI advised the Fund that it retained $4,367 in front-end sales commissions from the sale of Class A shares and $0, and from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period October 31, 2005 (date operations commenced) through December 31, 2005, the Fund paid legal fees of $295 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period October 31, 2005 (date operations commenced) through December 31, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM INCOME ALLOCATION FUND

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the period October 31, 2005 (date operations commenced) through December 31, 2005 was as follows:

                                                                 2005
-----------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                               $25,831
-----------------------------------------------------------------------
  Long-term capital gain                                            443
=======================================================================
Total distributions                                             $26,274
_______________________________________________________________________
=======================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
--------------------------------------------------------------------------
Undistributed long-term gain                                    $    8,671
--------------------------------------------------------------------------
Unrealized appreciation -- investments                               7,092
--------------------------------------------------------------------------
Temporary book/tax differences                                        (422)
--------------------------------------------------------------------------
Shares of beneficial interest                                    2,452,665
==========================================================================
Total net assets                                                $2,468,006
__________________________________________________________________________
==========================================================================


The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are a result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period October 31, 2005 (date operations commenced) through December 31, 2005 was $2,474,891 and $13,300, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities            $7,609
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities            (517)
==============================================================================
Net unrealized appreciation of investment securities                  $7,092
______________________________________________________________________________
==============================================================================
Investments have the same cost for tax and financial statement purposes.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of distributions and non-deductable organizational costs, on December 31, 2005, undistributed net investment income was increased by $11,061, undistributed net realized gain was decreased by $600 and shares of beneficial interest decreased by $10,461. This reclassification had no effect on the net assets of the Fund.

AIM INCOME ALLOCATION FUND

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                           CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------
                                                                   YEAR ENDED
                                                                  DECEMBER 31,
                                                                     2005(a)
                                                              ---------------------
                                                              SHARES       AMOUNT
-----------------------------------------------------------------------------------
Sold:
  Class A                                                     162,787    $1,644,233
-----------------------------------------------------------------------------------
  Class B                                                     20,490        206,317
-----------------------------------------------------------------------------------
  Class C                                                     51,138        517,699
-----------------------------------------------------------------------------------
  Class R                                                      5,001         50,010
-----------------------------------------------------------------------------------
  Institutional Class                                          5,001         50,010
===================================================================================
Issued as reinvestment of dividends:
  Class A                                                        593          5,993
-----------------------------------------------------------------------------------
  Class B                                                        252          2,551
-----------------------------------------------------------------------------------
  Class C                                                        385          3,897
-----------------------------------------------------------------------------------
  Class R                                                         70            704
-----------------------------------------------------------------------------------
  Institutional Class                                             74            748
===================================================================================
Reacquired:
  Class A                                                     (1,854)       (19,026)
-----------------------------------------------------------------------------------
  Class C                                                         (1)           (10)
===================================================================================
                                                              243,936    $2,463,126
___________________________________________________________________________________
===================================================================================

(a) There are three entities that are each record owners of more the 5% of the outstanding shares of the Fund and in the aggregate they own 36% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially. 8% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are advised by AIM.

AIM INCOME ALLOCATION FUND


NOTE 9-- FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                   CLASS A               CLASS B            CLASS C            CLASS R        INSTITUTIONAL CLASS
                               --------------------------------------------------------------------------------------------------
                               OCTOBER 31, 2005      OCTOBER 31, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005    OCTOBER 31, 2005
                               (DATE OPERATIONS      (DATE OPERATIONS   (DATE OPERATIONS   (DATE OPERATIONS    (DATE OPERATIONS
                                COMMENCED) TO         COMMENCED) TO      COMMENCED) TO      COMMENCED) TO        COMMENCED) TO
                                 DECEMBER 31,          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                                     2005                  2005               2005               2005                2005
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $10.03                $10.03             $10.03             $10.03             $  10.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income(a)            0.11                  0.10               0.10               0.11                 0.12
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities
    (both realized and
    unrealized)                       0.13                  0.12               0.12               0.11                 0.11
=================================================================================================================================
    Total from investment
      operations                      0.24                  0.22               0.22               0.22                 0.23
=================================================================================================================================
Less dividends from net
  investment income                  (0.15)                (0.13)             (0.13)             (0.14)               (0.15)
=================================================================================================================================
Net asset value, end of
  period                            $10.12                $10.12             $10.12             $10.11             $  10.11
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                       2.35%                 2.17%              2.17%              2.20%                2.29%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                    $1,634                $  210             $  521             $   51             $     51
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers and/or
    expense reimbursements(c)         0.29%                 1.04%              1.04%              0.54%                0.04%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements(c)        20.85%                21.60%             21.60%             21.10%               20.58%
=================================================================================================================================
Estimated underlying fund
  expenses(d)                         0.69%                 0.69%              0.69%              0.69%                0.69%
=================================================================================================================================
Ratio of net investment
  income to average net
  assets(c)                           6.45%                 5.70%              5.70%              6.20%                6.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)            0.99%                 0.99%              0.99%              0.99%                0.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $891,699, $163,149, $241,789, $50,823 and $50,845 for Class A, Class B, Class C,
     Class R and Institutional Class shares, respectively.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(e)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the

AIM INCOME ALLOCATION FUND
methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, this lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in motions to dismiss shareholder class action and derivative complaints that were filed in unrelated lawsuits. On November 3, 2005, the MDL Court issued short opinions for the most part applying these rulings to the AIM and IFG lawsuits. The MDL Court dismissed all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"). The Court dismissed all claims asserted in the class action complaint but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, (ii) the excessive fee claim under
Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and
(iii) the MDL Court deferred ruling on the "control person liability" claim under Section 48 of the 1940 Act. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

  At the MDL Court's request, the parties submitted proposed orders implementing these rulings in the AIM and IFG lawsuits. The MDL Court has not entered any orders on the motions to dismiss in these lawsuits and it is possible the orders may differ in some respects from the rulings described above.

AIM INCOME ALLOCATION FUND

Based on the MDL Court's opinion and both parties' proposed orders, however, all claims asserted against the Funds that have been transferred to the MDL Court will be dismissed, although certain Funds will remain nominal defendants in the derivative lawsuit.

  On December 6, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' omnibus motion to dismiss the ERISA complaints. The ruling was issued in unrelated lawsuits that are similar to the ERISA lawsuits brought against AIM and IFG and related entities. The MDL Court: (i) denied the motion to dismiss on the grounds that the plaintiffs lack standing or that the defendants' investments in company stock are entitled to a presumption of prudence; (ii) granted the motion to dismiss as to defendants not named in the employee benefit plan documents as fiduciaries but gave plaintiffs leave to replead facts sufficient to show that such defendants acted as de facto fiduciaries; and (iii) confirmed plaintiffs' withdrawal of their prohibited transactions and misrepresentations claims.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM INCOME ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Growth Series and Shareholders of
AIM Income Allocation Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Income Allocation Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the period October 31, 2005 (date operations commenced) through December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provides a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 17, 2006
Houston, Texas

AIM INCOME ALLOCATION FUND

TRUSTEES AND OFFICERS

As of December 31, 2005



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director and President, A I M Advisors,
                                                  Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc.; Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of December 31, 2005

AIM INCOME ALLOCATION FUND



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    None
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION


Of ordinary dividends paid to shareholders during the Fund's tax year December 31, 2005, 6.60% is eligible for the dividends received deduction for corporations.

For its year ended December 31, 2005, the Fund designates 2.05% or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS


For its tax year ended December 31, 2005, the Fund designates 43%, or the maximum amount allowable of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

The Fund designates qualified short-term capital gain distributions exempt from U.S. income tax for non-resident alien shareholders of $158 for the fund's tax year ended December 31, 2005.

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended March 31, 2005, June 30, 2005, September 30, 2005 and December 31, 2005 are 0%, 0%, 0% and 70.17%, respectively.


    DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                         FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                     AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(1)           AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                        AIM Money Market Fund
AIM Dynamics Fund                            AIM International Core Equity Fund           AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(1)      Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                             Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund                              SECTOR EQUITY
AIM Opportunities I Fund                                                                  TAX-FREE
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund
AIM Opportunities III Fund                   AIM Energy Fund                              AIM High Income Municipal Fund(1)
AIM Premier Equity Fund                      AIM Financial Services Fund                  AIM Municipal Bond Fund
AIM S&P 500 Index Fund                       AIM Global Health Care Fund                  AIM Tax-Exempt Cash Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                  AIM Tax-Free Intermediate Fund
AIM Small Cap Equity Fund                    AIM Gold & Precious Metals Fund              Premier Tax-Exempt Portfolio
AIM Small Cap Growth Fund(1)                 AIM Leisure Fund
AIM Small Company Growth Fund                AIM Multi-Sector Fund                            AIM ALLOCATION SOLUTIONS
AIM Summit Fund                              AIM Real Estate Fund(1)
AIM Trimark Endeavor Fund                    AIM Technology Fund                          AIM Conservative Allocation Fund
AIM Trimark Small Companies Fund             AIM Utilities Fund                           AIM Growth Allocation Fund(2)
AIM Weingarten Fund                                                                       AIM Moderate Allocation Fund
                                                                                          AIM Moderate Growth Allocation Fund
                                                                                          AIM Moderately Conservative Allocation
                                                                                          Fund

                                                                                                DIVERSIFIED PORTFOLIOS

                                                                                          AIM Income Allocation Fund
                                                                                          AIM International Allocation Fund

                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

AIMinvestments.com                INCAL-AR-1             A I M Distributors,Inc.

                                YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
--------------------------------------------------------------------------------
Mutual    Retirement   Annuities   College    Separately  Offshore    Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                 Savings    Managed     Products    Management             --Registered Trademark--
                                   Plans      Accounts
--------------------------------------------------------------------------------

                                               AIM INTERNATIONAL ALLOCATION FUND
                               Annual Report to Shareholders o December 31, 2005


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 -- Registered Trademark --                       -- Registered Trademark --

====================================================================================================================================
AIM INTERNATIONAL ALLOCATION FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of December 31, 2005, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          funds at a time that is unfavorable to        stocks tracked by Morgan Stanley Capital
                                             the Fund.                                     International. The Value subset measures
o Class B shares are not available as an                                                   performance of companies with lower
investment for retirement plans              PRINCIPAL RISKS OF INVESTING IN               price/earnings ratios and lower
maintained pursuant to Section 401 of the    UNDERLYING FUNDS                              forecasted growth values and includes
Internal Revenue Code, including 401(k)                                                    securities from 21 countries,
plans, money purchase pension plans and      o Investing in a mutual fund that invests     representing the developed markets
profit sharing plans. Plans that had         in international securities presents          outside North America: Europe,
existing accounts invested in Class B        certain risks not associated with             Australasia, and the Far East.
shares prior to September 30, 2003, will     investing solely in the United States.
continue to be allowed to make additional    These include risks relating to               o The unmanaged MSCI Europe, Australasia
purchases.                                   fluctuations in the value of the U.S.         and the Far East (the MSCI EAFE
                                             dollar relative to the values of other        --Registered Trademark--) Growth Index
o Class R shares are available only to       currencies, the custody arrangements made     is a subset of the unmanaged MSCI EAFE
certain retirement plans. Please see the     for the Fund's foreign holdings,              --Registered Trademark--, which
prospectus for more information.             differences in accounting, political          represents the performance of foreign
                                             risks and the lesser degree of public         stocks tracked by Morgan Stanley Capital
PRINCIPAL RISKS OF INVESTING IN THE FUND     information required to be provided by        International. The Growth portion
                                             non-U.S. companies.                           measures performance of companies with
o The Fund is a "fund of funds," which                                                     higher price/earnings ratios and higher
means that it invests its assets in other    o Investing in a Fund that invests in         forecasted growth values.
underlying mutual funds advised by A I M     smaller companies involves greater risk
Advisors, Inc.                               than investing in more established            o The unmanaged MSCI WORLD INDEX is a
                                             companies, such as business risk,             group of global securities tracked by
o Investors will bear not just their         significant stock price fluctuations and      Morgan Stanley Capital International.
share of the Fund's operational expenses,    illiquidity.
but also, indirectly, the operating                                                        o The UNMANAGED MSCI WORLD EX USA SMALL
expenses of the underlying funds.            o Investing in emerging markets involves      CAP INDEX measures securities in the
                                             greater risk and potential reward than        global developed markets excluding the
o The advisor may change the Fund's asset    investing in more established markets.        U.S with market capitalizations between
class allocations, the underlying funds                                                    $200--$1,500 million dollars. It is
or the target weightings in the              o An underlying fund may participate in       compiled by Morgan Stanley Capital
underlying funds at its discretion.          the initial public offering (IPO) market      International.
                                             in some market cycles. If the underlying
o The advisor has the ability to select      fund has a small asset base, any              o The unmanaged Standard & Poor's
and substitute the underlying funds in       investment the underlying fund may make       Composite Index of 500 Stocks (the S&P
which the Fund invests, and may be           in IPOs may significantly affect the          500--Registered Trademark-- INDEX) is
subject to potential conflicts of            underlying fund's total return. As the        an index of common stocks frequently used
interest in selecting underlying funds       underlying fund's assets grow, the impact     as a general measure of U.S. stock market
because it may receive higher fees from      of IPO investments will decline, which        performance.
certain underlying funds than others.        may reduce the effect of IPO investments
However, as a fiduciary to the Fund, the     on that fund's total return.                  o A direct investment cannot be made in
advisor is required to act in the Fund's                                                   an index. Unless otherwise indicated,
best interest when selecting the             o Some of the underlying funds may be         index results include reinvested
underlying funds.                            non-diversified, which increases risk as      dividends, and they do not reflect sales
                                             well as potential reward.                     charges. Performance of an index of funds
o There is a risk that the advisor's                                                       reflects fund expenses; performance of a
evaluations and assumptions regarding the    ABOUT INDEXES USED IN THIS REPORT             market index does not.
Fund's broad asset classes or the
underlying funds in which the Fund           o The unmanaged MSCI Europe, Australasia      o The Fund is not managed to track the
invests may be incorrect based on actual     and the Far East Index (the MSCI EAFE         performance of any particular index,
market conditions. There can be no           --Registered Trademark-- INDEX) is a          including the indexes defined here, and
assurance that the underlying funds will     group of foreign securities tracked by        consequently, the performance of the Fund
achieve their investment objectives, and     Morgan Stanley Capital International.         may deviate significantly from the
the performance of the underlying funds                                                    performance of the indexes.
may be lower than that of the asset class    o The MSCI Europe, Australasia and the
they were selected to represent. The         Far East (the MSCI EAFE--Registered
underlying funds may change their            Trademark--) Value Index is a subset of
investment objectives or policies without    the unmanaged MSCI EAFE--Registered
the approval of the Fund. If that were to    Trademark--, which represents the
occur, the Fund might be forced to           performance of foreign
withdraw its investments from the
underlying
=====================================================================================      Continued on Page 5
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND                  =========================================
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND          FUND NASDAQ SYMBOLS
EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
=====================================================================================      Class A shares                AINAX
                                                                                           Class B shares                INABX
=====================================================                                      Class C shares                INACX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                      Class R shares                RINAX
=====================================================                                      =========================================

AIMINVESTMENTS.COM

AIM INTERNATIONAL ALLOCATION FUND

                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    Although many concerns weighed on investors' minds during
                    the year covered by this report, stocks posted gains for the
    [GRAHAM         period. Domestically, the broad-based S&P 500 Index returned
     PHOTO]         4.91%. Internationally, Morgan Stanley's MSCI World Index
                    rose 9.49%. Concern about the inflationary potential of rising energy costs was frequently cited as a major cause of market restraint.

                       Within the indexes, there was considerable variability in
                    the performance of different sectors and markets.
 ROBERT H. GRAHAM   Domestically, energy sector performance far outpaced all
                    other sectors in the S&P 500 Index, reflecting rising oil and gas prices. Overseas, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                       One could make a strong argument for global
                    diversification of a stock portfolio using the performance data for the year ended December 31, 2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for you.

  [WILLIAMSON          A number of key developments affected markets and the
     PHOTO]         economy in 2005:

                    o Hurricane Katrina, which devastated New Orleans in August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the year, with the Conference Board crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                    o The nation's gross domestic product (GDP), the broadest
MARK H. WILLIAMSON    measure of economic activity, increased at a healthy rate
                      throughout much of the year. The Bureau of Economic
                      Analysis of the U.S. Department of Commerce reported that the nation's GDP grew at annualized rates of 3.8%, 3.3% and 4.1% for the first, second and third quarters of the year, respectively.

                    o For the second straight year, the economy created 2
                      million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                    o The Federal Reserve Board (the Fed) continued its
                      tightening policy, raising the key federal funds target rate to 4.25% by the end of the year. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                    o Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5 following Hurricane Katrina, had dropped by more than 80 cents by mid-December, according to the U.S. Energy Information Administration.

                       For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the year, please turn to Page 3.

                    YOUR FUND

                    Further information about the markets, your Fund, and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.


                    Sincerely,

                    /S/ ROBERT H. GRAHAM               /S/ MARK H. WILLIAMSON
                    ------------------------           -------------------------

                    Robert H. Graham                   Mark H. Williamson
                    President & Vice Chair,            President,
                     AIM Funds                          A I M Advisors, Inc.

                    February 9, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM INTERNATIONAL ALLOCATION FUND



                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
     [CROCKETT      independent chair--I can assure you that shareholder
       PHOTO]       interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for
 BRUCE L. CROCKETT  you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                       Some highlights of 2005 board activity:

                       o Board approval of voluntary fee reductions, which are
                         saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Board approval for the merger of 14 funds into other
                         AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                       o Board approval for portfolio management changes at 11
                         funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                       In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /S/ BRUCE L. CROCKETT
                    --------------------------------

                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    February 9, 2006

AIM INTERNATIONAL ALLOCATION FUND


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                portfolio annually to maintain the target
                                                                                           asset class allocations.
======================================================================================
PERFORMANCE SUMMARY                                                                        MARKET CONDITIONS AND YOUR FUND
                                             =========================================
AIM International Allocation Fund            FUND VS. INDEXES                              During the period, non-U.S. equity
launched on October 31, 2005. At net asset   TOTAL RETURNS (IN US$ TERMS),                 markets as a whole posted very solid
value, Fund shares modestly outperformed     10/31/05-12/31/05 , EXCLUDING                 returns, adding further to solid gains
the MSCI EAFE Index,the Fund's broad         APPLICABLE SALES CHARGES. IF APPLICABLE       delivered earlier in the 2005 calendar
market and style-specific benchmark,for      SALES CHARGES WERE INCLUDED, RETURNS WOULD    year. This year-end rise in equity
the two-month period ended December          BE LOWER.                                     markets was led by continued strength in
31, 2005.                                    Class A Shares                      7.78%     Japanese share prices with sentiment also
                                             Class B Shares                      7.65      lifted by a pullback in the oil price
   We attribute your Fund's comparative      Class C Shares                      7.65      from its recent peak of $70 per barrel.
success primarily to the Fund's              Class R Shares                      7.77      2005 was the fourth consecutive calendar
investment in outperforming small-cap and    MSCI EAFE Index (Broad Market                 year that non-U.S. equity markets, as
emerging-market stocks which are not         and Style-specific Index)           7.21      measured by the MSCI EAFE Index,
included in EAFE Index benchmark.                                                          delivered returns in excess of the U.S.
                                             SOURCE: LIPPER,INC.                           equity market, as measured by the S&P 500
                                             =========================================     Index.
=====================================================================================
HOW WE INVEST                                to create a versatile, core holding that      Asian equities led the developed markets
                                             provides broad international                  in the final two months of 2005, and the
The Fund offers investors convenient         diversification.                              Japanese market enjoyed double-digit
entry into international markets through                                                   gains during the reporting period. The
a single, broadly diversified portfolio         We determine target asset class            primary factors behind the sharp recovery
that has the flexibility to invest across    weightings and underlying fund selections     in the Japanese market included evidence
investment styles (growth, value, core),     for the Fund and also monitor the Fund on     of meaningful improvement in economic
market capitalizations (small and large),    an ongoing basis. The underlying funds in     growth prospects as well as improving
sectors and countries, both emerging and     the portfolio are actively managed by         profitability for corporate Japan.
developed.                                   their respective management teams based
                                             on the individual fund objectives,            Stocks in Europe also posted positive
   The resulting portfolio blends five       investment strategies and management          returns during the reporting period.
unique, complementary and established        techniques.                                   Returns were aided by strong performance
funds--AIM International Core Equity                                                       from larger markets such as Germany and
Fund, AIM International Growth Fund, AIM        While the weightings of various            the Netherlands. These markets have been
Global Value Fund, AIM International         underlying funds in the portfolio may         buoyed by their significant exposure to
Small Company Fund, and AIM Developing       vary from their targets during the year       financial stocks which benefited from a
Markets Fund--                               due to market movements, we rebalance the     historically low-interest rate
                                                                                           environment. Investor sentiment in the
                                                                                           second half of


                                                                                                                         (continued)

====================================================================================================================================
PORTFOLIO COMPOSITION
                                                                                                TARGET          OF TOTAL NET ASSETS
ASSET CLASS                                  FUND                                             ALLOCATION          AS OF 12/31/05
International/Global Equity                  AIM Developing Markets Fund                          5.0%                  5.1%
International/Global Equity                  AIM Global Value Fund                               27.5                  27.1
International/Global Equity                  AIM International Core Equity Fund                  35.0                  34.9
International/Global Equity                  AIM International Growth Fund                       22.5                  22.7
International/Global Equity                  AIM International Small Company Fund                10.0                  10.2

                                                                                           TOTAL NET ASSETS             $9.3 MILLION

The Fund purchases Institutional Class shares of the underlying funds. Institutional class shares have no sales charge.

The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.
====================================================================================================================================

AIM INTERNATIONAL ALLOCATION FUND


the year was also bolstered by an            o AIM Global Value Fund, which represents                 GARY WENDLER, Senior Vice
improvement in consumer and business         27.5% of AIM International Allocation                     President, is manager of AIM
confidence.                                  Fund's total target allocation, also rose       [EWALD    International Allocation
                                             during the review period and provided the        PHOTO]   Fund. He began his career in
   Emerging market equities produced         third-largest contribution to the overall                 the investment industry in
stellar results during the reporting         absolute performance return.                              1986 and joined AIM in 1995.
period. We believe these returns were                                                      Mr. Wendler holds a B.B.A. in finance
driven by investors' ongoing belief that     o AIM International Small Company Fund,       from Texas A&M University.
these markets continue to sell at            which represents 10% of your Fund's total
relatively attractive valuations despite     target allocation, provided the
appearing to possibly offer better           fourth-largest contribution to the
long-term economic growth prospects than     overall absolute performance return.
developed markets. Supported by improving
fundamentals, we believe the long-term       o AIM Developing Markets Fund, which
prospects for emerging markets remain        represents 5% of AIM International
bright, but the high levels of recent        Allocation Fund's total target
returns are probably not sustainable in      allocation, performed approximately in
the near term.                               line with broad emerging market indexes
                                             but ahead of the MSCI EAFE Index. The
   As represented by the MSCI World ex       fund provided the smallest contribution
USA Small Cap Index, smaller companies       to the overall absolute performance
outside of the United States also enjoyed    return, but this primarily reflects the
a dramatic rise at year-end, capping         smaller allocation.
another strong year. International
small-cap stocks outpaced large-cap          IN CLOSING
stocks (as represented by the MSCI EAFE
Index) for the sixth year in a row. We       We believe the first two months since
believe this prolonged period of relative    inception of the AIM International
outperfor-mance by smaller companies in      Allocation Fund may help illustrate the
part reflects a "catch up" from the late     potential benefits of investing in this
1990s when investor attention primarily      Fund. Its range of five underlying
focused on larger companies at the           unique, complementary international and
expense of smaller ones.                     global equity funds provides versatile
                                             diversification across different
   In terms of investment styles there       investment styles and market
was little difference in relative returns    capitalizations as well as developed and
for growth and value style indexes during    emerging countries. Thank you for your
the two-month reporting period. The MSCI     investment in AIM International
EAFE Growth Index and MSCI EAFE Value        Allocation Fund.
Index returned 7.28% and 7.14%,
respectively, over the two months. These     THE VIEWS AND OPINIONS EXPRESSED IN
similar returns were in contrast to those    MANAGEMENT'S DISCUSSION OF FUND
A of recent years, when the value style      PERFORMANCE ARE THOSE OF A I M ADVISORS,
has strongly outperformed growth.            INC. THESE VIEWS AND OPINIONS ARE SUBJECT
                                             TO CHANGE AT ANY TIME BASED ON FACTORS
   Against this investment backdrop, your    SUCH AS MARKET AND ECONOMIC CONDITIONS.
Fund's five underlying funds each            THESE VIEWS AND OPINIONS MAY NOT BE
registered attractive returns for the        RELIED UPON AS INVESTMENT ADVICE OR
period:                                      RECOMMENDATIONS, OR AS AN OFFER FOR A
                                             PARTICULAR SECURITY. THE INFORMATION IS
o AIM International Core Equity Fund,        NOT A COMPLETE ANALYSIS OF EVERY ASPECT
which represents 35% of AIM International    OF ANY MARKET, COUNTRY, INDUSTRY,
Allocation A Fund's total target             SECURITY OR THE FUND. STATEMENTS OF FACT
allocation, provided the largest             ARE FROM SOURCES CONSIDERED RELIABLE, BUT
contribution to the overall absolute         A I M ADVISORS, INC. MAKES NO
performance return.                          REPRESENTATION OR WARRANTY AS TO THEIR
                                             COMPLETENESS OR ACCURACY. ALTHOUGH
o AIM International Growth Fund, which       HISTORICAL PERFORMANCE IS NO GUARANTEE OF
represents 22.5% of your Fund's total        FUTURE RESULTS, THESE INSIGHTS MAY HELP          [ARROW
target allocation, rose during the review    YOU UNDERSTAND OUR INVESTMENT MANAGEMENT          BUTTON    For More Information Visit
period, aided by strong stock selection      PHILOSOPHY.                                       IMAGE]    AIMinvestments.com
in the financials and telecommunications
sectors. This underlying fund represented           See important Fund and index
the second-largest contribution to the             disclosures inside front cover.
Fund's overall absolute return.
                                                                                                     [RIGHT ARROW GRAPHIC]

                                                                                              FOR A PRESENTATION OF YOUR FUND'S
                                                                                              LONG-TERM PERFORMANCE,PLEASE SEE PAGE
                                                                                              6.

AIM INTERNATIONAL ALLOCATION FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      Fund invests in. The effect of the            expense ratio and an assumed rate of
                                             estimated underlying fund expenses that       return of 5% per year before expenses,
As a shareholder of the Fund, you incur      you bear indirectly are included in your      which is not the Fund's actual return.
two types of costs: (1) transaction          Fund's total return.                          The Fund's actual cumulative total
costs, which may include sales charges                                                     returns at net asset value after expenses
(loads) on purchase payments; contingent                                                   for the period ended December 31, 2005,
deferred sales charges on redemptions;       ACTUAL EXPENSES                               appear in the table "Cumulative Total
and redemption fees, if any; and (2)                                                       Returns" on Page 6.
ongoing costs, including distribution
and/or service fees (12b-1); and other       The table below provides information             The hypothetical account values and
Fund expenses. This example is intended      about actual account values and actual        expenses may not be used to estimate the
to help you understand your ongoing costs    expenses. You may use the information in      actual ending account balance or expenses
(in dollars) of investing in the Fund and    this table, together with the amount you      you paid for the period. You may use this
to compare these costs with ongoing costs    invested, to estimate the expenses that       information to compare the ongoing costs
of investing in other mutual funds. The      you paid over the period. Simply divide       of investing in the Fund and other funds.
actual ending account value and expenses     your account value by $1,000 (for             To do so, compare this 5% hypothetical
of the Class A, B, C, and R shares in the    example, an $8,600 account value divided      example with the 5% hypothetical examples
below example are based on an investment     by $1,000 = 8.6), then multiply the           that appear in the shareholder reports of
of $1,000 invested on October 31, 2005,      result by the number in the table under       the other funds.
(the date the share classes commenced        the heading entitled "Actual Expenses
operations) and held through December 31,    Paid During Period" to estimate the              Please note that the expenses shown in
2005.                                        expenses you paid on your account during      the table are meant to highlight your
                                             this period (October 31, 2005, through        ongoing costs only and do not reflect any
   In addition to the fees and expenses      December 31, 2005 for the Class A, B, C,      transactional costs, such as sales
which the Fund bears directly, the Fund      and R shares). Because the actual ending      charges (loads) on purchase payments,
indirectly bears a pro rata share of the     account value and expense information in      contingent deferred sales charges on
fees and expenses of the underlying funds    the example is not based upon a six-month     redemptions, and redemption fees, if any.
in which your Fund invests. The amount of    period, the ending account value and          Therefore, the hypothetical information
fees and expenses incurred indirectly by     expense information may not provide a         is useful in comparing ongoing costs
your Fund will vary because the              meaningful comparison to mutual funds         only, and will not help you determine the
underlying funds have varied expenses and    that provide such information for a full      relative total costs of owning different
fee levels and the Fund may own different    six-month period.                             funds. In addition, expenses shown in the
proportions of the underlying funds at                                                     table do not include expenses of the
different times.                                                                           underlying funds, which are borne
                                             HYPOTHETICAL EXAMPLE FOR                      indirectly by the Fund. If transactional
   Estimated underlying fund expenses are    COMPARISON PURPOSES                           costs and indirect expenses were
not expenses that are incurred directly                                                    included, your costs would have been
by your Fund. They are expenses that are     The table below also provides information     higher.
incurred directly by the underlying funds    about hypothetical account values and
and are deducted from the value of the       hypothetical expenses based on the Fund's
funds your                                   actual

====================================================================================================================================
                                                                                               HYPOTHETICAL
                                                    ACTUAL                          (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING                ENDING          EXPENSES              ENDING                    EXPENSES        ANNUALIZED
SHARE          ACCOUNT VALUE          ACCOUNT VALUE      PAID DURING        ACCOUNT VALUE                PAID DURING        EXPENSE
CLASS            (10/31/05)            (12/31/05)(1)       PERIOD(2)          (12/31/05)                  PERIOD(2,3)        RATIO
  A              $1,000.00              $1,077.80           $0.76              $1,023.04                    $2.19              0.43%
  B               1,000.00               1,076.50            2.08               1,019.26                     6.01              1.18
  C               1,000.00               1,076.50            2.08               1,019.26                     6.01              1.18
  R               1,000.00               1,077.70            1.20               1,021.78                     3.47              0.68


(1) The actual ending account value is based on the actual total return of the Fund for the period October 31, 2005, through
    December 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the period ended December 31, 2005, appear in the table "Cumulative Total Returns" on Page 6.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 62 (October 31, 2005 through December 31, 2005)/365. Because the Class A, B, C, and R shares have not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above
    multiplied by the average account value over the period, multiplied by 184/365 to        [ARROW
    reflect a one-half year period. The hypothetical ending account value and expenses       BUTTON       For More Information Visit
    may be used to compare ongoing costs of investing in the Class A, B, C and R shares      IMAGE]           AIMinvestments.com
    of the Fund and other funds because such data is based on a full six-month period.

                                                                 5
====================================================================================================================================

AIM INTERNATIONAL ALLOCATION FUND


=========================================
CUMULATIVE TOTAL RETURNS
As of 12/31/05, including applicable sales
charges; returns have not been
annualized.
CLASS A SHARES
Inception (10/31/05)                1.85%
CLASS B SHARES
Inception (10/31/05)                2.65%
CLASS C SHARES
Inception (10/31/05)                6.65%
CLASS R SHARES
Inception (10/31/05)                7.77%
=========================================

THE PERFORMANCE DATA QUOTED REPRESENT        PERFORMANCE SHOWN IN THE TABLE DOES NOT       1% FOR THE FIRST YEAR AFTER PURCHASE.
PAST PERFORMANCE AND CANNOT GUARANTEE        REFLECT DEDUCTION OF TAXES A SHAREHOLDER      CLASS R SHARES DO NOT HAVE A FRONT-END
COMPARABLE FUTURE RESULTS; CURRENT           WOULD PAY ON FUND DISTRIBUTIONS OR SALE       SALES CHARGE; RETURNS SHOWN ARE AT NET
PERFORMANCE MAY BE LOWER OR HIGHER.          OF FUND SHARES                                ASSET VALUE AND DO NOT REFLECT A 0.75%
PLEASE VISIT AIMINVESTMENTS.COM FOR THE                                                    CDSC THAT MAY BE IMPOSED ON A TOTAL
MOST RECENT MONTH-END PERFORMANCE.              CLASS A SHARE PERFORMANCE REFLECTS THE     REDEMPTION OF RETIREMENT PLAN ASSETS
                                             MAXIMUM 5.50% SALES CHARGE, AND CLASS B       WITHIN THE FIRST YEAR.
   PERFORMANCE FIGURES REFLECT REINVESTED    AND CLASS C SHARE PERFORMANCE REFLECTS
DISTRIBUTIONS, CHANGES IN NET ASSET VALUE    THE APPLICABLE CONTINGENT DEFERRED SALES         THE PERFORMANCE OF THE FUND'S SHARE
AND THE EFFECT OF THE MAXIMUM SALES          CHARGE (CDSC) FOR THE PERIOD INVOLVED.        CLASSES WILL DIFFER DUE TO DIFFERENT
CHARGE UNLESS OTHERWISE STATED.              THE CDSC ON CLASS B SHARES DECLINES FROM      SALES CHARGE STRUCTURES AND CLASS
INVESTMENT RETURN AND PRINCIPAL VALUE        5% BEGINNING AT THE TIME OF PURCHASE TO       EXPENSES.
WILL FLUCTUATE SO THAT YOU MAY HAVE A        0% AT THE BEGINNING OF THE SEVENTH YEAR.
GAIN OR LOSS WHEN YOU SELL SHARES.           THE CDSC ON CLASS C SHARES IS                    HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                                                                           REIMBURSED EXPENSES, PERFORMANCE WOULD
                                                                                           HAVE BEEN LOWER.


Continued from inside front cover

OTHER INFORMATION                            holdings is available at                      at our Web site. Go to
                                             AIMinvestments.com.                           AIMinvestments.com, access the About Us
o The Conference Board is a                                                                tab, click on Required Notices and then
not-for-profit organization that conducts    From our home page, click on Products &       click on Proxy Voting Activity.
research and publishes information and       Performance, then Mutual Funds, then          Next, select the Fund from the drop-down
analysis to help businesses strengthen       Fund Overview. Select your Fund from the      menu. The information is also available
their performance.                           drop-down menu and click on Complete          on the SEC Web site, sec.gov.
                                             Quarterly Holdings. Shareholders can also
                                             look up the Fund's Forms N-Q on the SEC's
o The returns shown in management's          Web site at sec.gov. Copies of the Fund's
discussion of Fund performance are based     Forms N-Q may be reviewed and copied at
on net asset values calculated for           the SEC's Public Reference Room at 450
shareholder transactions. Generally          Fifth Street, N.W., Washington, D.C.
accepted accounting principles require       20549-0102. You can obtain information on
adjustments to be made to the net assets     the operation of the Public Reference
of the Fund at period end for financial      Room, including information about
reporting purposes, and as such, the net     duplicating fee charges, by calling
asset values for shareholder transactions    202-942-8090 or 800-732-0330, or by
and the returns based on those net asset     electronic request at the following
values may differ from the net asset         e-mail address: publicinfo@sec.gov. The
values and returns reported in the           SEC file numbers for the Fund are
Financial Highlights.                        811-06463 and 33-44611.

The Fund provides a complete list of its     A description of the policies and
holdings four times in each fiscal           procedures that the Fund uses to
year, at the quarter-ends. For the second    determine how to vote proxies relating to
and fourth quarters, the lists appear in     portfolio securities is available without
the Fund's semiannual and annual reports     charge, upon request, from our Client
to shareholders. For the first and third     Services department at 800-959-4246 or on
quarters, the Fund files the lists with      the AIM Web site, AIMinvestments.com. On
the Securities and Exchange Commission       the home page, scroll down and click on
(SEC) on Form N-Q. The most recent list      AIM Funds Proxy Policy. The information
of portfolio                                 is also available on the SEC Web
                                             site, sec.gov.

                                             Information regarding how the Fund voted
                                             proxies related to its portfolio
                                             securities during the 12 months ended
                                             June 30, 2005, is available

AIM INTERNATIONAL ALLOCATION FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of the AIM Growth      o The nature and extent of the advisory       o Expense limitations and fee waivers.
Series (the "Board") oversees the            services to be provided by AIM. The Board     The Board reviewed AIM's proposed annual
management of AIM International              reviewed the services to be provided by       expense limitation for the Fund that
Allocation Fund (the "Fund") and, as         AIM under the Advisory Agreement. Based       would, until December 31, 2006, limit
required by law, determines annually         on this review, the Board concluded that      Other Expenses (excluding interest,
whether to approve the continuance of        the range of services to be provided by       taxes, dividend expense on short sales,
each Fund's advisory agreement with A I M    AIM under the Advisory Agreement was          fund merger and reorganization expenses,
Advisors, Inc. ("AIM"). Based upon the       appropriate.                                  extraordinary items, including other
recommendation of the Investments                                                          items designated as such by the Board,
Committee of the Board, which is             o The quality of services to be provided      and increases in expenses due to expense
comprised solely of independent trustees,    by AIM. The Board reviewed the                offset arrangements, if any) of each
at a meeting held on June 30, 2005, the      credentials and experience of the             class of shares of the Fund to 0.18% of
Board, including all of the independent      officers and employees of AIM who will        the Fund's average daily net assets, and
trustees, approved the continuance of the    provide investment advisory services to       the effect it would have on the Fund's
advisory agreement (the "Advisory            the Fund. In reviewing the qualifications     estimated total expenses. The Board
Agreement") between the Fund and AIM for     of AIM to provide investment advisory         concluded that such expense limitation
another year, effective July 1, 2005.        services, the Board reviewed the              for the Fund was fair and reasonable.
                                             qualifications of AIM's investment
   The Board considered the factors          personnel and considered such issues as       o Breakpoints and economies of scale. The
discussed below in evaluating the            AIM's portfolio and product review            Board noted that AIM will not charge the
fairness and reasonableness of the           process, various back office support          Fund any advisory fees pursuant to the
Advisory Agreement at the meeting on June    functions provided by AIM and AIM's           Advisory Agreement, although the
30, 2005 and as part of the Board's          equity and fixed income trading               underlying funds in which the Fund
ongoing oversight of the Fund. In their      operations. Based on the review of these      invests pay advisory fees.
deliberations, the Board and the             and other factors, the Board concluded
independent trustees did not identify any    that the quality of services to be            o Investments in affiliated money
particular factor that was controlling,      provided by AIM was appropriate and that      market funds. Not applicable because the
and each trustee attributed different        AIM is currently providing satisfactory       Fund does not invest in affiliated money
weights to the various factors.              services in accordance with the terms of      market funds.
                                             the Advisory Agreement.
   One of the responsibilities of the                                                      o Profitability of AIM and its
Senior Officer of the Fund, who is           o The performance of the Fund relative to     affiliates. The Board noted that AIM will
independent of AIM and AIM's affiliates,     comparable funds. Not applicable because      not charge the Fund any advisory fees
is to manage the process by which the        this is a new Fund.                           pursuant to the Advisory Agreement,
Fund's proposed management fees are                                                        although the underlying funds in which
negotiated to ensure that they are           o The performance of the Fund relative to     the Fund invests pay advisory fees.
negotiated in a manner which is at arm's     indices. Not applicable because this is a
length and reasonable. To that end, the      new Fund.                                     o Benefits of soft dollars to AIM. The
Senior Officer must either supervise a                                                     Board considered the benefits realized by
competitive bidding process or prepare an    o Meeting with the Fund's portfolio           AIM as a result of brokerage transactions
independent written evaluation. The          managers and investment personnel. The        executed through "soft dollar"
Senior Officer has recommended an            Board intends to meet periodically with       arrangements. Under these arrangements,
independent written evaluation in lieu of    the Fund's portfolio managers and/or          brokerage commissions paid by the Fund
a competitive bidding process and, upon      other investment personnel to ensure that     and/or other funds advised by AIM are
the direction of the Board, has prepared     such individuals are competent and able       used to pay for research and execution
such an independent written evaluation.      to continue to carry out their                services. This research is used by AIM in
Such written evaluation also considered      responsibilities under the Advisory           making investment decisions for the Fund.
certain of the factors discussed below.      Agreement.                                    The Board concluded that such
In addition, as discussed below, the                                                       arrangements were appropriate.
Senior Officer made certain                  o Overall performance of AIM. Not
recommendations to the Board in              applicable because this is a new Fund.        o AIM's financial soundness in light of
connection with such written evaluation.     However, the Board considered the overall     the Fund's needs. The Board considered
                                             performance of AIM in providing               whether AIM is financially sound and has
   The discussion below serves as a          investment advisory and portfolio             the resources necessary to perform its
summary of the Senior Officer's              administrative services to other mutual       obligations under the Advisory Agreement,
independent written evaluation and           funds advised by AIM and concluded that       and concluded that AIM has the financial
recommendations to the Board in              such performance was satisfactory.            resources necessary to fulfill its
connection therewith, as well as a                                                         obligations under the Advisory Agreement.
discussion of the material factors and       o Fees relative to those of clients of
the conclusions with respect thereto that    AIM with comparable investment
formed the basis for the Board's approval    strategies. The Board noted that AIM will                                   (continued)
of the Advisory Agreement. After             not charge the Fund any advisory fees
consideration of all of the factors below    pursuant to the Advisory Agreement,
and based on its informed business           although the underlying funds in which
judgment, the Board determined that the      the Fund invests pay advisory fees.
Advisory Agreement is in the best
interests of the Fund and its
shareholders and that the compensation to    o Fees relative to those of comparable
AIM under the Advisory Agreement is fair     funds with other advisors. The Board
and reasonable and would have been           noted that AIM will not charge the Fund
obtained through arm's length                any advisory fees pursuant to the
negotiations.                                Advisory Agreement, although the
                                             underlying funds in which the Fund
                                             invests pay advisory fees.


AIM INTERNATIONAL ALLOCATION FUND


o Historical relationship between the
Fund and AIM. In determining whether to
approve the Advisory Agreement for the
Fund, the Board also considered the
Board's knowledge of AIM's operations,
and concluded that it was beneficial to
approve the Advisory Agreement, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by
AIM and its affiliates to provide those
services. Based on the review of these
and other factors, the Board concluded
that AIM and its affiliates were
qualified to provide non-investment
advisory services to the Fund, including administrative, transfer agency and distribution services.

o Other factors and current trends. In
determining whether to approve the
Advisory Agreement for the Fund, the
Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory Agreement for the Fund.

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/05

AIM INTERNATIONAL ALLOCATION FUND

                                             =========================================
INSTITUTIONAL CLASS SHARES                   CUMULATIVE TOTAL RETURN                       PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                             For periods ended 12/31/05                    INDICATIVE OF FUTURE RESULTS. MORE RECENT
The following information has been                                                         RETURNS MAY BE MORE OR LESS THAN THOSE
prepared to provide Institutional Class      Inception (10/31/05)                7.90%     SHOWN. ALL RETURNS ASSUME REINVESTMENT OF
shareholders with a performance overview     =========================================     DISTRIBUTIONS AT NAV. INVESTMENT RETURN
specific to their holdings. Institutional                                                  AND PRINCIPAL VALUE WILL FLUCTUATE SO
Class shares are offered exclusively to      INSTITUTIONAL CLASS SHARES HAVE NO SALES      YOUR SHARES, WHEN REDEEMED, MAY BE WORTH
institutional investors, including           CHARGE; THEREFORE, PERFORMANCE IS AT NET      MORE OR LESS THAN THEIR ORIGINAL COST.
defined contribution plans that meet         ASSET VALUE (NAV). PERFORMANCE OF             SEE FULL REPORT FOR INFORMATION ON
certain criteria.                            INSTITUTIONAL CLASS SHARES WILL DIFFER        COMPARATIVE BENCHMARKS. PLEASE CONSULT
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES       YOUR FUND PROSPECTUS FOR MORE
                                             DUE TO DIFFERING SALES CHARGES AND CLASS      INFORMATION. FOR THE MOST CURRENT
                                             EXPENSES.                                     MONTH-END PERFORMANCE, PLEASE CALL
                                                                                           800-451-4246 OR VISIT AIMINVESTMENTS.COM.




















========================================

NASDAQ SYMBOL                     INAIX

========================================

                                                                                       Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

                                                FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


                                                     [YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
                                                      --Registered Trademark--                        --Registered Trademark--

AIMinvestments.com                INTAL-INS-1           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      incurred directly by your Fund. They are      HYPOTHETICAL EXAMPLE
                                             expenses that are incurred directly by        FOR COMPARISON PURPOSES
As a shareholder of the Fund, you incur      the underlying funds and are deducted
ongoing costs. This example is intended      from the value of the funds your Fund            The table below also provides
to help you understand your ongoing costs    invests in. The effect of the estimated       information about hypothetical account
(in dollars) of investing in the Fund and    underlying fund expenses that you bear        values and hypothetical expenses based on
to compare these costs with ongoing costs    indirectly are included in your Fund's        the Fund's actual expense ratio and an
of investing in other mutual funds. The      total return.                                 assumed rate of return of 5% per year
actual ending account value and expenses                                                   before expenses, which is not the Fund's
in the below example are based on an         ACTUAL EXPENSES                               actual return.
investment of $1,000 invested on October
31, 2005 (the date the share class           The table below provides information             The hypothetical account values and
commenced operations) and held through       about actual account values and actual        expenses may not be used to estimate the
December 31, 2005. The hypothetical          expenses. You may use the information in      actual ending account balance or expenses
ending account value and expenses in the     this table, together with the amount you      you paid for the period. You may use this
below example are based on an investment     invested, to estimate the expenses that       information to compare the ongoing costs
of $1,000 invested at the beginning of       you paid over the period. Simply divide       of investing in the Fund and other funds.
the period and held for the entire six       your account value by $1,000 (for             To do so, compare this 5% hypothetical
month period July 1, 2005, through           example, an $8,600 account value divided      example with the 5% hypothetical examples
December 31, 2005.                           by $1,000 = 8.6), then multiply the           that appear in the shareholder reports of
                                             result by the number in the table under       the other funds.
   In addition to the fees and expenses,     the heading entitled "Actual Expenses
which the Fund bears directly, the Fund      Paid During Period" to estimate the              Please note that the expenses shown in
indirectly bears a pro rata share of the     expenses you paid on your account during      the table are meant to highlight your
fees and expenses of the underlying funds    the period, October 31, 2005, through         ongoing costs only. Therefore, the
in which your Fund invests. The amount of    December 31, 2005. Because the actual         hypothetical information is useful in
fees and expenses incurred indirectly by     ending account value and expense              comparing ongoing costs only, and will
your Fund will vary because the              information in the example is not based       not help you determine the relative total
underlying funds have varied expenses and    upon a six month period, the ending           costs of owning different funds. In
fee levels and the Fund may own different    account value and expense information may     addition, expenses shown in the table do
proportions of the underlying funds at       not provide a meaningful comparison to        not include the expenses of the
different times. Estimated underlying        mutual funds that provide such                underlying funds, which are borne
fund expenses are not expenses that are      information for a full six month period.      indirectly by the Fund. If transaction
                                                                                           costs and indirect expenses were
                                                                                           included, your costs would have been
                                                                                           higher.




====================================================================================================================================

                                                                                          HYPOTHETICAL
                                                      ACTUAL                   (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING           ENDING            EXPENSES             ENDING                EXPENSES        ANNUALIZED
    SHARE             ACCOUNT VALUE      ACCOUNT VALUE       PAID DURING        ACCOUNT VALUE           PAID DURING       EXPENSE
    CLASS              (10/31/05)        (12/31/05)(1)        PERIOD(2)          (12/31/05)            PERIOD(2),(3)        RATIO
Institutional          $1,000.00           $1,079.00           $0.32              $1,024.30                $0.92            0.18%

(1) The actual ending account value is based on the actual total return of the Fund for the period October 31, 2005, through
    December 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the
    Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period July 1, 2005, through
    December 31, 2005.

(2) Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 62 (October 31, 2005, through December 31, 2005)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Class A, B, C and R shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================

AIMinvestments.com                 INTAL-INS-1          A I M Distributors, Inc.

AIM INTERNATIONAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS

December 31, 2005

SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.03%(a)

                                                                      CHANGE IN
                                                                      UNREALIZED
                           VALUE         PURCHASES         PROCEEDS        APPRECIATION      REALIZED      DIVIDEND      SHARES
                         10/31/05         AT COST         FROM SALES      (DEPRECIATION)    GAIN (LOSS)     INCOME      12/31/05
----------------------------------------------------------------------------------------------------------------------------
AIM Developing
  Markets
  Fund-Institutional
  Class-5.10%            $     --        $  457,882        $   (622)         $ 19,478        $     72      $  2,238       24,873
----------------------------------------------------------------------------------------------------------------------------
AIM Global
  Value
  Fund-Institutional
  Class-27.11%                --         2,606,259          (3,354)          (70,120)         32,394        67,882      181,046
----------------------------------------------------------------------------------------------------------------------------
AIM
  International
  Core Equity
  Fund-Institutional
  Class-34.88%                --         3,288,456          (4,310)          (24,669)         70,329        28,753      267,400
----------------------------------------------------------------------------------------------------------------------------
AIM
  International
  Growth
  Fund-Institutional
  Class-22.68%                --         2,070,013          (2,806)           51,396             235        19,614       89,252
----------------------------------------------------------------------------------------------------------------------------
AIM
  International
  Small Company
  Fund-Institutional
  Class-10.26%                --           938,884          (1,261)           20,854          24,307         3,395       46,715
============================================================================================================================
TOTAL-100.03%
  (Cost
  $9,349,743)                 --         9,361,494         (12,353)           (3,061)        127,337(b)    121,882
============================================================================================================================
OTHER ASSETS
  LESS
  LIABILITIES-(0.03)%         --
============================================================================================================================
NET
 ASSETS-100.00%          $     --
____________________________________________________________________________________________________________________________
============================================================================================================================


                         VALUE
                         12/31/05
-----------------------------------
AIM Developing
  Markets
  Fund-Institutional
  Class-5.10%            $  476,810
-----------------------------------
AIM Global
  Value
  Fund-Institutional
  Class-27.11%            2,532,840
-----------------------------------
AIM
  International
  Core Equity
  Fund-Institutional
  Class-34.88%            3,259,611
-----------------------------------
AIM
  International
  Growth
  Fund-Institutional
  Class-22.68%            2,118,838
-----------------------------------
AIM
  International
  Small Company
  Fund-Institutional
  Class-10.26%              958,583
===================================
TOTAL-100.03%
  (Cost
  $9,349,743)             9,346,682
===================================
OTHER ASSETS
  LESS
  LIABILITIES-(0.03)%       (3,152)
===================================
NET
 ASSETS-100.00%         $9,343,530
___________________________________
===================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.
(b) Includes $126,735 of capital gains distributed from affiliated underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERNATIONAL ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS:

Investments in affiliated underlying funds, at
  value (cost $9,349,743)                        $9,346,682
===========================================================
Receivables for:
  Fund shares sold                                  321,737
-----------------------------------------------------------
  Fund expenses absorbed                             19,600
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                  456
-----------------------------------------------------------
Other assets                                          5,687
===========================================================
    Total assets                                  9,694,162
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             321,737
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                               456
-----------------------------------------------------------
Accrued distribution fees                             3,072
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               98
-----------------------------------------------------------
Accrued operating expenses                           25,269
===========================================================
    Total liabilities                               350,632
===========================================================
Net assets applicable to shares outstanding      $9,343,530
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                    $9,220,541
-----------------------------------------------------------
Undistributed net investment income                    (421)
-----------------------------------------------------------
Undistributed net realized gain from investment
  securities                                        126,471
-----------------------------------------------------------
Unrealized appreciation (depreciation) of
  investment securities                              (3,061)
===========================================================
                                                 $9,343,530
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                          $5,848,347
___________________________________________________________
===========================================================
Class B                                          $1,429,977
___________________________________________________________
===========================================================
Class C                                          $1,936,928
___________________________________________________________
===========================================================
Class R                                          $   73,695
___________________________________________________________
===========================================================
Institutional Class                              $   54,583
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             545,998
___________________________________________________________
===========================================================
Class B                                             133,603
___________________________________________________________
===========================================================
Class C                                             180,939
___________________________________________________________
===========================================================
Class R                                               6,882
___________________________________________________________
===========================================================
Institutional Class                                   5,094
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                      $    10.71
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.71 divided
      by 94.50%)                                 $    11.33
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share   $    10.70
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share   $    10.70
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share   $    10.71
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share   $    10.72
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERNATIONAL ALLOCATION FUND

STATEMENT OF OPERATIONS

For the period October 31, 2005 (Date operations commenced) through the year ended December 31, 2005

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $121,882
======================================================================

EXPENSES:

Administrative services fees                                     8,493
----------------------------------------------------------------------
Custodian fees                                                   1,050
----------------------------------------------------------------------
Distribution fees:
  Class A                                                          993
----------------------------------------------------------------------
  Class B                                                        1,148
----------------------------------------------------------------------
  Class C                                                        1,338
----------------------------------------------------------------------
  Class R                                                           56
----------------------------------------------------------------------
Transfer agent fees -- A, B, C & R                               1,194
----------------------------------------------------------------------
Transfer agent fees -- Institutional                                 4
----------------------------------------------------------------------
Trustees' and officer's fees and benefits                        3,183
----------------------------------------------------------------------
Reports to shareholders                                          6,000
----------------------------------------------------------------------
Professional services fees                                      25,864
----------------------------------------------------------------------
Other                                                            1,157
======================================================================
    Total expenses                                              50,480
======================================================================
Less: Expenses reimbursed                                      (45,749)
======================================================================
    Net expenses                                                 4,731
======================================================================
Net investment income                                          117,151
======================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from affiliated underlying funds                 602
----------------------------------------------------------------------
Net realized gain from distributions of affiliated
  underlying funds                                             126,735
======================================================================
                                                               127,337
======================================================================
Change in net unrealized appreciation (depreciation) of
  affiliated underlying funds                                   (3,061)
======================================================================
Net gain from affiliated underlying funds                      124,276
======================================================================
Net increase in net assets resulting from operations          $241,427
______________________________________________________________________
======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERNATIONAL ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period October 31, 2005 (Date operations commenced) through the year ended December 31, 2005

                                                                   2005
--------------------------------------------------------------------------
OPERATIONS:

  Net investment income from affiliated underlying funds        $  117,151
--------------------------------------------------------------------------
  Net realized gain from affiliated underlying funds and
    dividend distributions of underlying funds                     127,337
--------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    affiliated underlying funds                                     (3,061)
==========================================================================
    Net increase in net assets resulting from operations           241,427
==========================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (81,589)
--------------------------------------------------------------------------
  Class B                                                          (21,527)
--------------------------------------------------------------------------
  Class C                                                          (25,772)
--------------------------------------------------------------------------
  Class R                                                           (1,314)
--------------------------------------------------------------------------
  Institutional Class                                                 (986)
==========================================================================
    Decrease in net assets resulting from distributions           (131,188)
==========================================================================
Share transactions-net:
  Class A                                                        5,787,071
--------------------------------------------------------------------------
  Class B                                                        1,408,987
--------------------------------------------------------------------------
  Class C                                                        1,916,789
--------------------------------------------------------------------------
  Class R                                                           69,448
--------------------------------------------------------------------------
  Institutional Class                                               50,996
==========================================================================
    Net increase in net assets resulting from share
     transactions                                                9,233,291
==========================================================================
    Net increase in net assets                                   9,343,530
==========================================================================

NET ASSETS:

  Beginning of period                                                   --
==========================================================================
  End of period (including undistributed net investment
    income of $(421))                                           $9,343,530
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM INTERNATIONAL ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM International Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on October 31, 2005.

    The Fund's investment objective is to provide long-term growth of capital. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an

AIM INTERNATIONAL ALLOCATION FUND

     independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The Fund allocates income and realized and unrealized capital gains and losses to a class based on the average shares of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.18% of average daily net assets, respectively, through December 31, 2006. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. AIM did not reimburse expenses during the period under this expense limitation.

    For the period October 31, 2005 (date operations commenced) through December 31, 2005, AIM reimbursed expenses of $45,749.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the period October 31, 2005 (date operations commenced) through December 31, 2005, AMVESCAP did not reimburse any expenses.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period October 31, 2005 (date operations commenced) through December 31, 2005, AIM was paid $8,493.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the period October 31, 2005 (date operations commenced) through December 31, 2005, the Fund paid AISI $1,194 for Class A, Class B, Class C and Class R share classes and $4 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual

AIM INTERNATIONAL ALLOCATION FUND

rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period October 31, 2005 (date operations commenced) through December 31, 2005, the Class A, Class B, Class C and Class R shares paid $993, $1,148, $1,338 and $56, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period October 31, 2005 (date operations commenced) through December 31, 2005, ADI advised the Fund that it retained $10,738 in front-end sales commissions from the sale of Class A shares.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period October 31, 2005 (date operations commenced) through December 31, 2005, the Fund paid legal fees of $295 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 4--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period October 31, 2005 (date operations commenced) through December 31, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM INTERNATIONAL ALLOCATION FUND

NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the period October 31, 2005 (date operations commenced) through December 31, 2005 was as follows:

                                                                  2005
------------------------------------------------------------------------
Distributions paid from ordinary income                         $131,188
________________________________________________________________________
========================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
--------------------------------------------------------------------------
Undistributed long-term gain                                    $  126,471
--------------------------------------------------------------------------
Unrealized appreciation (depreciation) -- investments               (3,061)
--------------------------------------------------------------------------
Temporary book/tax differences                                        (421)
--------------------------------------------------------------------------
Shares of beneficial interest                                    9,220,541
==========================================================================
Total net assets                                                $9,343,530
__________________________________________________________________________
==========================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 6--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period October 31, 2005 (date operations commenced) through December 31, 2005 was $9,361,494 and $12,353, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 91,728
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (94,789)
==============================================================================
Net unrealized appreciation (depreciation) of investment
  securities                                                        $ (3,061)
______________________________________________________________________________
==============================================================================
Cost of investments is the same for tax and financial statement purposes.

NOTE 7--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of stock issuance costs, on December 31, 2005, undistributed net investment income was increased by $13,616, undistributed net realized gain was decreased by $866 and shares of beneficial interest decreased by $12,750. This reclassification had no effect on the net assets of the Fund.

AIM INTERNATIONAL ALLOCATION FUND

NOTE 8--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                           CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------
                                                                OCTOBER 31, 2005
                                                                (DATE OPERATIONS
                                                                  COMMENCED) TO
                                                                DECEMBER 31, 2005
                                                              ---------------------
                                                              SHARES       AMOUNT
-----------------------------------------------------------------------------------
Sold:
  Class A                                                     539,453    $5,717,728
-----------------------------------------------------------------------------------
  Class B                                                     131,844     1,390,331
-----------------------------------------------------------------------------------
  Class C                                                     185,308     1,964,009
-----------------------------------------------------------------------------------
  Class R                                                      6,758         68,135
-----------------------------------------------------------------------------------
  Institutional Class                                          5,001         50,010
===================================================================================
Issued as reinvestment of dividends:
  Class A                                                      7,099         75,318
-----------------------------------------------------------------------------------
  Class B                                                      1,920         20,374
-----------------------------------------------------------------------------------
  Class C                                                      2,382         25,275
-----------------------------------------------------------------------------------
  Class R                                                        124          1,313
-----------------------------------------------------------------------------------
  Institutional Class                                             93            986
===================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        160          1,708
-----------------------------------------------------------------------------------
  Class B                                                       (160)        (1,708)
===================================================================================
Reacquired:
  Class A                                                       (714)        (7,683)
-----------------------------------------------------------------------------------
  Class B                                                         (1)           (10)
-----------------------------------------------------------------------------------
  Class C                                                     (6,751)       (72,495)
===================================================================================
                                                              872,516    $9,233,291
___________________________________________________________________________________
===================================================================================

AIM INTERNATIONAL ALLOCATION FUND


NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                      CLASS A            CLASS B            CLASS C            CLASS R        INSTITUTIONAL CLASS
                                  ----------------   ----------------   ----------------   ----------------   -------------------
                                  OCTOBER 31, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005   OCTOBER 31, 2005    OCTOBER 31, 2005
                                  (DATE OPERATIONS   (DATE OPERATIONS   (DATE OPERATIONS   (DATE OPERATIONS    (DATE OPERATIONS
                                   COMMENCED) TO      COMMENCED) TO      COMMENCED) TO      COMMENCED) TO        COMMENCED) TO
                                    DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                                        2005               2005               2005               2005                2005
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                               $10.12             $10.12             $10.12             $10.12              $10.12
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income(a)               0.32               0.31               0.31               0.32                0.32
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both
    realized and unrealized)             0.47               0.46               0.46               0.46                0.48
=================================================================================================================================
    Total from investment
      operations                         0.79               0.77               0.77               0.78                0.80
=================================================================================================================================
Less dividends from net
  investment income                     (0.20)             (0.19)             (0.19)             (0.19)              (0.20)
=================================================================================================================================
Net asset value, end of period         $10.71             $10.70             $10.70             $10.71              $10.72
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                          7.78%              7.65%              7.65%              7.77%               7.90%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $5,848             $1,430             $1,937             $   74              $   55
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets:
  With expense reimbursements(c)         0.43%              1.18%              1.18%              0.68%               0.18%
---------------------------------------------------------------------------------------------------------------------------------
  Without expense
    reimbursements(c)                    7.30%              8.05%              8.05%              7.55%               6.92%
=================================================================================================================================
Estimated underlying fund
  expenses(d)                            1.15%              1.15%              1.15%              1.15%               1.15%
=================================================================================================================================
Ratio of net investment income
  to average net assets(c)              17.87%             17.12%             17.12%             17.62%              18.12%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                0.3%               0.3%               0.3%               0.3%                0.3%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns from shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,337,765, $675,984, $787,709, $65,941 and $52,925 for Class A, Class
     B, Class C, Class R and Institutional Class shares, respectively.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(e)  Not annualized for periods less than one year.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

AIM INTERNATIONAL ALLOCATION FUND

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, this lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in motions to dismiss shareholder class action and derivative complaints that were filed in unrelated lawsuits. On November 3, 2005, the MDL Court issued short opinions for the most part applying these rulings to the AIM and IFG lawsuits. The MDL Court dismissed all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"). The Court dismissed all claims asserted in the class action complaint but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, (ii) the excessive fee claim under
Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and
(iii) the MDL Court deferred ruling on the "control person liability" claim under Section 48 of the 1940 Act. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

  At the MDL Court's request, the parties submitted proposed orders implementing these rulings in the AIM and IFG lawsuits. The MDL Court has not entered any orders on the motions to dismiss in these lawsuits and it is possible the orders may differ in some respects from the rulings described above. Based on the MDL Court's opinion and both parties' proposed orders, however, all claims asserted against the Funds that have been transferred to the MDL Court will be dismissed, although certain Funds will remain nominal defendants in the derivative lawsuit.

AIM INTERNATIONAL ALLOCATION FUND

  On December 6, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' omnibus motion to dismiss the ERISA complaints. The ruling was issued in unrelated lawsuits that are similar to the ERISA lawsuits brought against AIM and IFG and related entities. The MDL Court: (i) denied the motion to dismiss on the grounds that the plaintiffs lack standing or that the defendants' investments in company stock are entitled to a presumption of prudence; (ii) granted the motion to dismiss as to defendants not named in the employee benefit plan documents as fiduciaries but gave plaintiffs leave to replead facts sufficient to show that such defendants acted as de facto fiduciaries; and (iii) confirmed plaintiffs' withdrawal of their prohibited transactions and misrepresentations claims.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM INTERNATIONAL ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Growth Series and Shareholders of AIM International Allocation Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM International Allocation Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the period October 31, 2005 (date operations commenced) through December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 17, 2006
Houston, Texas

AIM INTERNATIONAL ALLOCATION FUND

TRUSTEES AND OFFICERS

As of December 31, 2005



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director and President, A I M Advisors,
                                                  Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc.; Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of December 31, 2005

AIM INTERNATIONAL ALLOCATION FUND



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    None
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2005, 0% is eligible for the dividends received deduction for corporations. The Fund distributed long-term capital gains of $264 for the Fund's tax year ended December 31, 2005.

For its tax year ended December 31, 2005, the Fund designates 0% of the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended December 31, 2005, the Fund designates 2.47%, or the maximum amount allowable of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

The Fund designates qualified short-term capital gain distributions exempt from U.S. income tax for $602 for the Fund's tax year ended December 31, 2005.

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarter ended December 31, 2005 is 89.86%.

     DOMESTIC EQUITY                            SECTOR EQUITY                         AIM ALLOCATION SOLUTIONS

AIM Aggressive Growth Fund            AIM Advantage Health Sciences Fund      AIM Conservative Allocation Fund
AIM Basic Balanced Fund*              AIM Energy Fund                         AIM Growth Allocation Fund(2)
AIM Basic Value Fund                  AIM Financial Services Fund             AIM Moderate Allocation Fund
AIM Blue Chip Fund                    AIM Global Health Care Fund             AIM Moderate Growth Allocation Fund
AIM Capital Development Fund          AIM Global Real Estate Fund             AIM Moderately Conservative Allocation Fund
AIM Charter Fund                      AIM Gold & Precious Metals Fund
AIM Constellation Fund                AIM Leisure Fund                                DIVERSIFIED PORTFOLIOS
AIM Diversified Dividend Fund         AIM Multi-Sector Fund
AIM Dynamics Fund                     AIM Real Estate Fund(1)                 AIM Income Allocation Fund
AIM Large Cap Basic Value Fund        AIM Technology Fund                     AIM International Allocation Fund
AIM Large Cap Growth Fund             AIM Utilities Fund
AIM Mid Cap Basic Value Fund                                                  (1) This Fund has limited public sales of  its shares
AIM Mid Cap Core Equity Fund(1)                 FIXED INCOME                  certain investors. For more information on who
AIM Mid Cap Growth Fund                                                       may continue to invest in the Fund, please see the
AIM Opportunities I Fund                          TAXABLE                     appropriate prospectus.
AIM Opportunities II Fund
AIM Opportunities III Fund            AIM Floating Rate Fund                  (2) Effective April 29, 2005, AIM Aggressive
AIM Premier Equity Fund               AIM High Yield Fund                     Allocation Fund was renamed AIM Growth Allocation
AIM S&P 500 Index Fund                AIM Income Fund                         Fund.
AIM Select Equity Fund                AIM Intermediate Government Fund
AIM Small Cap Equity Fund             AIM Limited Maturity Treasury Fund         If used after April 20, 2006, this report must be
AIM Small Cap Growth Fund(1)          AIM Money Market Fund                   accompanied by a Fund Performance & Commentary or by
AIM Small Company Growth Fund         AIM Short Term Bond Fund                an AIM Quarterly Performance Review for the most
AIM Summit Fund                       AIM Total Return Bond Fund              recent quarter-end. Mutual funds distributed by A I M
AIM Trimark Endeavor Fund             Premier Portfolio                       Distributors, Inc.
AIM Trimark Small Companies Fund      Premier U.S.Government Money Portfolio
AIM Weingarten Fund                                                           A I M Management Group Inc. has provided
                                                  TAX-FREE                    leadership in the investment
*Domestic equity and income fund                                              management industry since 1976 and
                                      AIM High Income Municipal Fund(1)       manages $128 billion in assets. AIM is a
   INTERNATIONAL/GLOBAL EQUITY        AIM Municipal Bond Fund                 subsidiary of AMVESCAP PLC, one of the
                                      AIM Tax-Exempt Cash Fund                world's largest independent financial
AIM Asia Pacific Growth Fund          AIM Tax-Free Intermediate Fund          services companies with $386 billion in
AIM Developing Markets Fund           Premier Tax-Exempt Portfolio            assets under management. Data as of
AIM European Growth Fund                                                      December 31, 2005.
AIM European Small Company Fund(1)
AIM Global Aggressive Growth Fund     ==============================================================================================
AIM Global Equity Fund                CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND
AIM Global Growth Fund                OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM  YOUR FINANCIAL ADVISOR AND READ
AIM Global Value Fund                 IT CAREFULLY BEFORE INVESTING.
AIM International Core Equity Fund    ==============================================================================================
AIM International Growth Fund
AIM International Small Company Fund(1)
AIM Trimark Fund

                               AIMinvestments.com                      INTAL-AR-1  A I M Distributors, Inc.


                              YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------------
Mutual   Retirement   Annuities   College   Separately   Offshore   Cash                         [AIM INVESTMENTS LOGO APPEARS HERE]
Funds     Products                Savings   Managed      Products   Management                        --Registered Trademark--
                                  Plans     Accounts
------------------------------------------------------------------------------



                                                    AIM MID CAP CORE EQUITY FUND
                               Annual Report to Shareholders o December 31, 2005


                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIM MID CAP CORE EQUITY FUND SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of December 31, 2005, and is based on total net assets.



ABOUT SHARE CLASSES
o Class B shares are not available as an     o The unmanaged MSCI WORLD INDEX is a        o Industry classifications used in this
investment for retirement plans              group of global securities tracked by        report are generally according to the
maintained pursuant to Section 401 of        Morgan Stanley Capital International.        Global Industry Classification Standard,
the Internal Revenue Code, including                                                      which was developed by and is the
401(k) plans, money purchase pension         o The unmanaged RUSSELL MIDCAP               exclusive property and a service mark of
plans and profit sharing plans. Plans        --Registered Trademark-- INDEX               Morgan Stanley Capital International
that had existing accounts invested in       represents the performance of the stocks     Inc. and Standard & Poor's.
Class B shares prior to September 30,        of domestic mid-capitalization
2003, will continue to be allowed to         companies.                                   The Fund provides a complete list of its
make additional purchases.                                                                holdings four times in each fiscal year,
                                             o The unmanaged LIPPER MID-CAP CORE FUND     at the quarter ends. For the second and
o Class R shares are available only to       INDEX represents an average of the           fourth quarters, the lists appear in the
certain retirement plans. Please see the     performance of the 30 largest                Fund's semiannual and annual reports to
prospectus for more information.             mid-capitalization core funds tracked by     shareholders. For the first and third
                                             Lipper, Inc., an independent mutual fund     quarters, the Fund files the lists with
PRINCIPAL RISKS OF INVESTING IN THE FUND     performance monitor.                         the Securities and Exchange Commission
                                                                                          (SEC) on Form N-Q. The most recent list
o Investing in smaller companies             o The Fund is not managed to track the       of portfolio holdings is available at
involves greater risk than investing in      performance of any particular index,         AIMinvestments.com. From our home page,
more established companies, such as          including the indexes defined here, and      click on Products & Performance, then
business risk, significant stock price       consequently, the performance of the         Mutual Funds, then Fund Overview. Select
fluctuations and illiquidity.                Fund may deviate significantly from the      your Fund from the drop-down menu and
                                             performance of the indexes.                  click on Complete Quarterly Holdings.
o The Fund may not reach its objective                                                    Shareholders can also look up the Fund's
if the manager chooses to maintain a         o A direct investment cannot be made in      Forms N-Q on the SEC's Web site at
significant amount of cash in a rising       an index. Unless otherwise indicated,        sec.gov. Copies of the Fund's Forms N-Q
market.                                      index results include reinvested             may be reviewed and copied at the SEC's
                                             dividends, and they do not reflect sales     Public Reference Room at 450 Fifth
o The Fund may invest up to 25% of its       charges. Performance of an index of          Street, N.W., Washington, D.C.
assets in the securities of non-U.S.         funds reflects fund expenses;                20549-0102. You can obtain information
issuers. International investing             performance of a market index does not.      on the operation of the Public Reference
presents certain risks not associated                                                     Room, including information about
with investing solely in the United          OTHER INFORMATION                            duplicating fee charges, by calling
States. These include risks relating to                                                   202-942-8090 or 800-732-0330, or by
fluctuations in the value of the U.S.        o The Conference Board is a                  electronic request at the following
dollar relative to the values of other       not-for-profit organization that             e-mail address: publicinfo@sec.gov. The
currencies, the custody arrangements         conducts research and publishes              SEC file numbers for the Fund are
made for the Fund's foreign holdings,        information and analysis to help             811-02699 and 2-57526.
differences in accounting, political         businesses strengthen their performance.
risks and the lesser degree of public                                                     A description of the policies and
information required to be provided by       o The returns shown in management's          procedures that the Fund uses to
non-U.S. companies.                          discussion of Fund performance are based     determine how to vote proxies relating
                                             on net asset values calculated for           to portfolio securities is available
ABOUT INDEXES USED IN THIS REPORT            shareholder transactions. Generally          without charge, upon request, from our
                                             accepted accounting principles require       Client Services department at
o The unmanaged Standard & Poor's            adjustments to be made to the net assets     800-959-4246 or on the AIM Web site,
Composite Index of 500 Stocks (the S&P       of the Fund at period end for financial      AIMinvestments.com. On the home page,
500--Registered Trademark-- INDEX) is        reporting purposes, and as such, the net     scroll down and click on AIM Funds Proxy
an index of common stocks frequently         asset values for shareholder                 Policy. The information is also
used as a general measure of U.S. stock      transactions and the returns based on        available on the SEC Web site, sec.gov.
market performance.                          those net asset values may differ from
                                             the net asset values and returns             Information regarding how the Fund voted
                                             reported in the Financial Highlights.        proxies related to its portfolio
                                                                                          securities during the 12 months ended
                                                                                          June 30, 2005, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.

                                                                                          ================================
                                                                                          FUND NASDAQ SYMBOLS

                                                                                          Class A Shares             GTAGX
                                                                                          Class B Shares             GTABX
                                                                                          Class C Shares             GTACX
                                                                                          Class R Shares             GTARX
                                                                                          ================================
================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================
NOT FDIC INSURED           MAY LOSE VALUE                     NO BANK GUARANTEE

AIMinvestments.com

AIM MID CAP CORE EQUITY FUND


                   DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                   Although many concerns weighed on investors' minds during the year covered by this report, stocks posted gains for the
[GRAHAM            period. Domestically, the broad-based S&P 500 Index returned
 PHOTO]            4.91%. Internationally, Morgan Stanley's MSCI World Index
                   rose 9.49%. Concern about the inflationary potential of rising energy costs was frequently cited as a major cause of market restraint.

                      Within the indexes, there was considerable variability in
                   the performance of different sectors and markets.
ROBERT H. GRAHAM   Domestically, energy sector performance far outpaced all
                   other sectors in the S&P 500 Index, reflecting rising oil and gas prices. Overseas, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                      One could make a strong argument for global
                   diversification of a stock portfolio using the performance data for the year ended December 31, 2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for you.

[WILLIAMSON           A number of key developments affected markets and the
   PHOTO]          economy in 2005:

                      o Hurricane Katrina, which devastated New Orleans in August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the year, with the Conference Board crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                      o  The nation's gross domestic product (GDP), the broadest
MARK H. WILLIAMSON       measure of economic activity, increased at a healthy
                         rate throughout much of the year. The Bureau of Economic Analysis of the U.S. Department of Commerce reported that the nation's GDP grew at annualized rates of 3.8%, 3.3% and 4.1% for the first, second and third quarters of the year, respectively.

                      o For the second straight year, the economy created 2 million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                      o The Federal Reserve Board (the Fed) continued its tightening policy, raising the key federal funds target rate to 4.25% by the end of the year. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                      o Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5 following Hurricane Katrina, had dropped by more than 80 cents by mid-December, according to the U.S. Energy Information Administration.

                      For a discussion of the specific market conditions that
                   affected your Fund and how your Fund was managed during the year, please turn to Page 3.

                   YOUR FUND

                   Further information about the markets, your Fund, and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                      We at AIM remain committed to building solutions to help
                   you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                   Sincerely,

                   /s/ ROBERT H. GRAHAM               /s/ MARK H. WILLIAMSON

                   Robert H. Graham                   Mark H. Williamson
                   President & Vice Chair,            President,
                   AIM Funds                          A I M Advisors, Inc.

                   February 9, 2006

                   AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MID CAP CORE EQUITY FUND

                   DEAR FELLOW AIM FUND SHAREHOLDERS:

                   Having completed a year of transition and change at AIM
                   Funds--as well as my first full year as your board's
[CROCKETT          independent chair--I can assure you that shareholder
  PHOTO]           interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                      Some highlights of 2005 board activity:

                      o  Board approval of voluntary fee reductions, which are
                         saving shareholders more than $20 million annually,
BRUCE L. CROCKETT        based on asset levels of March 31, 2005.

                      o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                      o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                      In 2006, your board will continue to focus on reducing
                   costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                      The AIM Funds board is pleased to welcome our newest
                   independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

                      Your board welcomes your views. Please mail them to me at
                   AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                   Sincerely,

                   /s/ BRUCE L. CROCKETT

                   Bruce L. Crockett
                   Independent Chair
                   On Behalf of the Board of Trustees
                   AIM Funds

                   February 9, 2006

AIM MID CAP CORE EQUITY FUND


MANAGEMENT'S DISCUSSION                                                                      with a core investment to complement
OF FUND PERFORMANCE                                                                          value and growth investments. We may
                                                                                             also maintain a significant cash
=======================================================================================      position to limit volatility in
PERFORMANCE SUMMARY                                                                          certain market environments.
                                          =============================================
For the year ended December 31, 2005,                                                           We consider selling a stock when:
the Fund outperformed the S&P 500         FUND VS. INDEXES                                   o  it exceeds our target price
Index due to its holdings in the                                                             o  we have not seen a demonstrable
energy and health care sectors and as     TOTAL RETURNS, 12/31/04-12/31/05,                  improvement in fundamentals during an
a result of mid-cap stocks having         EXCLUDING APPLICABLE SALES CHARGES. IF             18- to 24-month time horizon
outperformed large-cap stocks in          SALES CHARGES WERE INCLUDED, RETURNS               o  the company's fundamentals
general. The Fund's return was lower      WOULD BE LOWER.                                    deteriorate
than that of the Russell Midcap Index                                                        o  more compelling investment
due in part to its holdings in the        Class A Shares                          7.43%      opportunities exist
financials sector and its allocation
to cash.                                  Class B Shares                          6.59       MARKET CONDITIONS AND YOUR FUND

Your Fund's long-term performance         Class C Shares                          6.60       During the year, economic indicators
appears on Pages 6 and 7.                                                                    were generally positive, pointing to
                                          Class R Shares                          7.14       the health of the U.S. economy.
                                                                                             Throughout the year, the nation's
                                          S&P 500 Index (Broad Market Index)      4.91       gross domestic product reflected
                                                                                             continuing growth. Corporate earnings
                                          Russell Midcap Index                               growth was generally healthy, while
                                          (Style-specific Index)                 12.65       manufacturing growth continued and
                                                                                             core inflation remained low. However,
                                          Lipper Mid-Cap Core Fund Index                     many investors focused on the impact
                                          (Peer Group Index)                      9.46       that record-breaking energy prices and
                                                                                             rising interest rates could have on
                                          SOURCE: LIPPER, INC.                               consumer spending, which accounts for
                                                                                             approximately two-thirds of the U.S.
                                          =============================================      economy.

=======================================================================================         While most domestic equity indexes
HOW WE INVEST                             potential for both long-term capital               produced single-digit returns for the
                                          appreciation and lower downside risk.              year, mid-cap stocks outperformed both
We manage this Fund as a core fund,                                                          small-cap and large-cap issues. In the
seeking to provide upside potential          We conduct quantitative research to             Russell Midcap Index, all sectors
and a measure of protection in            identify growing companies whose stock             produced positive returns, with energy
difficult markets to complement more      prices may be experiencing some                    as the strongest performer, followed
aggressive value and growth               near-term distress. By applying                    by telecommunications and health care.
investments.                              fundamental research, including
                                          analysis of company financial                                                 (continued)
   We believe a portfolio of              statements with a special focus on
attractively valued companies with        cash flow, we assess the prospects for
consistent free cash flow and             each business and its appreciation
management teams that allocate excess     potential.
cash to the benefit of shareholders
can outperform the market over the           We target a well-diversified
long term. We believe these companies     mid-cap core portfolio and attempt to
are best positioned to weather            protect against volatility through the
temporary setbacks and therefore          size of individual holdings and sector
provide the                               weightings. Sector exposure is
                                          consistent

=======================================    =========================================    ===========================================
PORTFOLIO COMPOSITION                      TOP 10 INDUSTRIES*                           TOP 10 EQUITY HOLDINGS*
By sector
                                            1. Oil & Gas Equipment & Services   6.5%     1. Williams Cos., Inc. (The)          2.6%
          [PIE CHART]                       2. Industrial Machinery             6.0      2. Xerox Corp.                        2.3
Consumer Discretionary            16.0%     3. Specialty Chemicals              4.5      3. BJ Services Co.                    2.2
Energy                            15.9%     4. Property & Casualty Insurance    4.3      4. Smith International, Inc.          2.1
Information Technology            15.5%     5. Health Care Equipment            4.2      5. Sigma-Aldrich Corp.                2.0
Financials                        11.8%     6. Specialized Consumer Services    3.5      6. Sabre Holdings Corp.--Class A      1.9
Industrials                       10.7%     7. Application Software             3.2      7. H&R Block, Inc.                    1.9
Materials                          8.6%     8. Semiconductors                   3.1      8. Briggs & Stratton Corp.            1.8
Consumer Staples                   7.1%     9. Publishing                       2.9      9. Heineken N.V. (Netherlands)        1.8
Health Care                        6.8%    10. Regional Banks                   2.8     10. PerkinElmer, Inc.                  1.7
Market Funds Plus Other Assets
Less Liabilities                   6.4%
Utilities                          1.2%    TOTAL NET ASSETS            $3.3 BILLION

                                           TOTAL NUMBER OF HOLDINGS*             88

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

* Excluding money market fund holdings.

=======================================    =========================================    ===========================================

AIM MID CAP CORE EQUITY FUND

   The greatest contributor to Fund          and printer supplies in the U.S.                       RONALD S. SLOAN,
performance this year was our                The company has been heavily
overweight position in the energy            involved in the ink-jet printer and                    Chartered Financial
sector relative to the Russell               supplies segment of the business,            [SLOAN    Analyst, senior portfolio
Midcap Index. The top five                   which has seen increased                     PHOTO]    manager, is lead
contributors to Fund performance             competition and steadily declining                     portfolio manager of AIM
were all energy sector stocks. All           margins over the past several                          Mid Cap Core Equity Fund.
but one, SOUTHWESTERN ENERGY                 years. The company has been late in          Mr. Sloan has 35 years of
COMPANY, were long-term holdings             shifting its operations to the more          experience in the investment
owned by the Fund at the end of              profitable laser-jet printer and             industry. He joined AIM in 1998.
2004. Two of the stocks have been            supplies segment of the industry.            Mr. Sloan attended the University
sold as a result of having reached           As a result, the company's margins           of Missouri, where he received both
our price targets. Within the                have decreased, and the stock price          a B.S. in business administration
sector, we have chosen to decrease           declined. We sold this stock based           and an M.B.A.
exposure to the oil and gas                  on loss of confidence in
exploration and production industry          management's ability to take                 Assisted by the Mid/Large Cap Core
and to increase exposure to the oil          corrective action which would                Team
and gas equipment and services               improve the business.
industry.
                                             o Mattel is the world's largest
   Strong stock selection in the             toymaker, whose best-known brand is
health care sector augmented Fund            Barbie--Registered Trademark--.
performance for the year. A health           The company had been a good
care stock that is new to the                generator of cash flow, and had
Fund's top-10 holdings list,                 been involved in a stock buyback
PERKINELMER, was a strong                    program. However, Mattel's market
contributor to Fund performance.             share has declined, and its costs
The company makes a wide range of            associated with outsourced
analytical instruments used for              manufacturing have increased. We
chemical and thermal analysis. Its           lost confidence in management's
management team has focused company          ability to address these issues,
efforts on the life sciences                 and, at period-end, the Fund no
division, which makes products that          longer owned this stock.
are used for drug discovery and
genetic disease screening. The               IN CLOSING
management team is committed to
generating consistent free cash              A core fund is designed to benefit
flow and creating value for                  from favorable markets and to give
shareholders.                                up less during difficult times. As
                                             such, we provided competitive
   Compared to the Russell Midcap            returns, outperforming the S&P 500
Index, the Fund carried a higher             Index for the year. At the same
cash weight, which produced a drag           time, we maintained our long-term
on Fund performance. Additionally,           investment horizon, owning
the Fund was significantly                   companies with management teams
underweight in the financials                that have track records of
sector. This resulted from our               generating cash and appropriating
decision to avoid stocks that might          it to benefit their shareholders.
be adversely affected by rising              Thank you for your continued
interest rates.                              investment in AIM Mid Cap Core
                                             Equity Fund.
   Though we have avoided certain
interest-rate sensitive industries           THE VIEWS AND OPINIONS EXPRESSED IN
in the financials sector, we have            MANAGEMENT'S DISCUSSION OF FUND
increased exposure to the property           PERFORMANCE ARE THOSE OF A I M
and casualty insurance industry. As          ADVISORS, INC. THESE VIEWS AND
a result of the hurricane                    OPINIONS ARE SUBJECT TO CHANGE AT
devastation in 2005, many insurers           ANY TIME BASED ON FACTORS SUCH AS
sustained heavy losses. Investors            MARKET AND ECONOMIC CONDITIONS.
acted on the belief that such                THESE VIEWS AND OPINIONS MAY NOT BE
losses would put an end to the               RELIED UPON AS INVESTMENT ADVICE OR
discounting of premium prices and            RECOMMENDATIONS, OR AS AN OFFER FOR
that a stronger pricing cycle would          A PARTICULAR SECURITY. THE
result in increased profitability            INFORMATION IS NOT A COMPLETE
and corresponding share price                ANALYSIS OF EVERY ASPECT OF ANY
increases. As of December 31, 2005,          MARKET, COUNTRY, INDUSTRY, SECURITY
our holdings in this industry                OR THE FUND. STATEMENTS OF FACT ARE
included long-term holding ACE LTD.          FROM SOURCES CONSIDERED RELIABLE,
and two of this year's                       BUT A I M ADVISORS, INC. MAKES NO
acquisitions, AXIS CAPITAL and XL            REPRESENTATION OR WARRANTY AS TO
CAPITAL.                                     THEIR COMPLETENESS OR ACCURACY.
                                             ALTHOUGH HISTORICAL PERFORMANCE IS
   Individual stocks that detracted          NO GUARANTEE OF FUTURE RESULTS,
from performance included LEXMARK            THESE INSIGHTS MAY HELP YOU
and MATTEL.                                  UNDERSTAND OUR INVESTMENT                           [RIGHT ARROW GRAPHIC]
                                             MANAGEMENT PHILOSOPHY.
o Lexmark, an information                                                                 FOR A PRESENTATION OF YOUR FUND'S
technology sector holding, is a                 See important Fund and index              LONG-TERM PERFORMANCE, PLEASE SEE
leading manufacturer of printers               disclosures inside front cover.            PAGES 6 AND 7.

AIM MID CAP CORE EQUITY FUND

CALCULATING YOUR ONGOING FUND EXPENSES



EXAMPLE                                      together with the amount you invested,          THE HYPOTHETICAL ACCOUNT VALUES AND
                                             to estimate the expenses that you paid       EXPENSES MAY NOT BE USED TO ESTIMATE
As a shareholder of the Fund, you            over the period. Simply divide your          THE ACTUAL ENDING ACCOUNT BALANCE OR
incur two types of costs: (1)                account value by $1,000 (for example,        EXPENSES YOU PAID FOR THE PERIOD. YOU
transaction costs, which may include         an $8,600 account value divided by           MAY USE THIS INFORMATION TO COMPARE
sales charges (loads) on purchase            $1,000 = 8.6), then multiply the             THE ONGOING COSTS OF INVESTING IN THE
payments; contingent deferred sales          result by the number in the table            FUND AND OTHER FUNDS. TO DO SO,
charges on redemptions; and redemption       under the heading entitled "Actual           COMPARE THIS 5% HYPOTHETICAL EXAMPLE
fees, if any; and (2) ongoing costs,         Expenses Paid During Period" to              WITH THE 5% HYPOTHETICAL EXAMPLES THAT
including management fees;                   estimate the expenses you paid on your       APPEAR IN THE SHAREHOLDER REPORTS OF
distribution and/or service fees             account during this period.                  THE OTHER FUNDS.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown
understand your ongoing costs (in            COMPARISON PURPOSES                          in the table are meant to highlight
dollars) of investing in the Fund and                                                     your ongoing costs only and do not
to compare these costs with ongoing          The table below also provides                reflect any transactional costs, such
costs of investing in other mutual           information about hypothetical account       as sales charges (loads) on purchase
funds. The example is based on an            values and hypothetical expenses based       payments, contingent deferred sales
investment of $1,000 invested at the         on the Fund's actual expense ratio and       charges on redemptions, and redemption
beginning of the period and held for         an assumed rate of return of 5% per          fees, if any. Therefore, the
the entire period July 1, 2005,              year before expenses, which is not the       hypothetical information is useful in
through December 31, 2005.                   Fund's actual return. The Fund's             comparing ongoing costs only, and will
                                             actual cumulative total returns at net       not help you determine the relative
ACTUAL EXPENSES                              asset value after expenses for the six       total costs of owning different funds.
                                             months ended December 31, 2005, appear       In addition, if these transactional
The table below provides information         in the table "Cumulative Total               costs were included, your costs would
about actual account values and actual       Returns" on Page 7.                          have been higher.
expenses. You may use the information
in this table,

====================================================================================================================================
                                                                                     HYPOTHETICAL
                                                      ACTUAL              (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING                ENDING        EXPENSES            ENDING           EXPENSES         ANNUALIZED
SHARE             ACCOUNT VALUE           ACCOUNT VALUE   PAID DURING       ACCOUNT VALUE      PAID DURING         EXPENSE
CLASS               (7/1/05)              (12/31/05)(1)    PERIOD(2)         (12/31/05)         PERIOD(2)           RATIO
  A                 $1,000.00               $1,056.60        $ 6.48          $1,018.90            $ 6.36            1.25%
  B                  1,000.00                1,052.40         10.35           1,015.12             10.16            2.00
  C                  1,000.00                1,052.50         10.35           1,015.12             10.16            2.00
  R                  1,000.00                1,055.50          7.77           1,017.64              7.63            1.50
(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through
    December 31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2005, appear in the table
    "Cumulative Total Returns" on Page 7.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                             [ARROW
                                             BUTTON   For More Information Visit
                                             IMAGE]   AIMinvestments.com

AIM MID CAP CORE EQUITY FUND

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

FUND DATA FROM 6/9/87, INDEX DATA FROM 5/31/87

                                [MOUNTAIN CHART]

===============================================================================================================================
DATE                   AIM MID CAP CORE       S&P 500     RUSSELL MIDCAP
                          EQUITY FUND-         INDEX         INDEX
                        CLASS A SHARES
5/31/87                                       $10000         $10000           9/96          35137          31499          31789
6/87                       $9837               10505          10407          10/96          35155          32367          32044
7/87                       10149               11037          10852          11/96          36631          34812          33996
8/87                       10612               11449          11236          12/96          36163          34122          33649
9/87                       10357               11198          11021           1/97          36756          36253          34908
10/87                       7409                8787           8307           2/97          33797          36537          34855
11/87                       7172                8062           7845           3/97          30748          35039          33373
12/87                       8089                8676           8526           4/97          31409          37129          34204
1/88                        8250                9040           8922           5/97          34265          39399          36699
2/88                        8940                9460           9554           6/97          35467          41150          37900
3/88                        8817                9168           9567           7/97          38549          44424          41062
4/88                        9016                9269           9626           8/97          37801          41937          40616
5/88                        8741                9349           9603           9/97          41442          44232          42934
6/88                        9554                9777          10261          10/97          39424          42757          41264
7/88                        9318                9740          10055          11/97          39861          44734          42246
8/88                        8949                9410           9831          12/97          41252          45502          43410
9/88                        9204                9810          10166           1/98          39978          46005          42592
10/88                       8959               10083          10209           2/98          43807          49321          45922
11/88                       8685                9939           9964           3/98          46672          51845          48100
12/88                       8990               10113          10214           4/98          44750          52376          48221
1/89                        9647               10852          10825           5/98          42100          51477          46728
2/89                        9760               10583          10800           6/98          46184          53566          47375
3/89                       10263               10829          10977           7/98          43219          53000          45116
4/89                       11217               11391          11507           8/98          33694          45343          37899
5/89                       12120               11850          12025           9/98          34637          48250          40352
6/89                       11689               11783          11981          10/98          35991          52169          43104
7/89                       12664               12846          12816          11/98          37013          55329          45145
8/89                       13023               13097          13244          12/98          39312          58515          47792
9/89                       13311               13043          13123           1/99          39497          60961          47710
10/89                      13187               12741          12504           2/99          36886          59067          46123
11/89                      13331               13000          12675           3/99          39269          61430          47568
12/89                      13914               13311          12898           4/99          40824          63808          51082
1/90                       12538               12418          11863           5/99          41342          62303          50936
2/90                       13318               12578          12104           6/99          44699          65751          52732
3/90                       14282               12911          12398           7/99          43394          63707          51285
4/90                       14022               12589          11866           8/99          41962          63392          49956
5/90                       16016               13814          12941           9/99          41983          61656          48200
6/90                       16081               13721          12857          10/99          43184          65556          50484
7/90                       15453               13677          12475          11/99          48448          66889          51936
8/90                       13405               12443          11133          12/99          53908          70823          56506
9/90                       12158               11838          10308           1/00          52528          67265          54636
10/90                      11876               11788           9982           2/00          57718          65993          58835
11/90                      12581               12548          10944           3/00          61389          72445          62204
12/90                      12884               12898          11415           4/00          61161          70266          59261
1/91                       13513               13458          12188           5/00          60843          68826          57691
2/91                       14368               14419          13204           6/00          60290          70521          59397
3/91                       15094               14768          13752           7/00          59301          69419          58731
4/91                       14876               14803          13835           8/00          65130          73729          64360
5/91                       15397               15439          14491           9/00          64303          69837          63442
6/91                       14248               14733          13824          10/00          63268          69541          62463
7/91                       15126               15419          14501          11/00          59548          64062          56841
8/91                       15852               15783          14935          12/00          64038          64377          61167
9/91                       15332               15519          14848           1/01          65952          66659          62152
10/91                      15028               15727          15152           2/01          63637          60585          58369
11/91                      14064               15095          14526           3/01          60576          56749          54748
12/91                      15367               16818          16153           4/01          66380          61156          59430
1/92                       17184               16505          16457           5/01          67521          61566          60537
2/92                       17347               16719          16835           6/01          66698          60068          59967
3/92                       16336               16394          16405           7/01          66884          59477          58251
4/92                       15836               16875          16533           8/01          64356          55757          56011
5/92                       15977               16958          16640           9/01          56872          51255          49257
6/92                       15052               16705          16370          10/01          59078          52233          51207
7/92                       16182               17387          17054          11/01          61849          56238          55498
8/92                       15627               17032          16662          12/01          64360          56731          57727
9/92                       16116               17232          17007           1/02          64360          55904          57382
10/92                      17422               17292          17423           2/02          65062          54826          56773
11/92                      19706               17879          18301           3/02          67866          56888          60178
12/92                      20243               18098          18793           4/02          66977          53440          59011
1/93                       20409               18249          19168           5/02          67352          53048          58344
2/93                       19109               18498          19190           6/02          63115          49271          54433
3/93                       18909               18888          19814           7/02          57365          45431          49120
4/93                       17680               18431          19289           8/02          58742          45728          49389
5/93                       18921               18923          19902           9/02          53996          40764          44832
6/93                       18470               18978          20127          10/02          56129          44347          47098
7/93                       18707               18902          20224          11/02          59715          46955          50368
8/93                       19736               19618          21123          12/02          57219          44198          48384
9/93                       19665               19467          21204           1/03          55840          43042          47405
10/93                      20646               19870          21222           2/03          54869          42396          46777
11/93                      20729               19680          20730           3/03          54627          42806          47239
12/93                      21933               19918          21480           4/03          58003          46330          50670
1/94                       22214               20595          22073           5/03          62945          48769          55308
2/94                       22840               20036          21773           6/03          63675          49392          55867
3/94                       23057               19164          20845           7/03          65515          50263          57708
4/94                       23594               19410          20988           8/03          67920          51242          60214
5/94                       23811               19727          21017           9/03          66297          50699          59460
6/94                       23735               19244          20394          10/03          69134          53566          63998
7/94                       23569               19876          21094          11/03          70295          54036          65794
8/94                       25037               20689          22094          12/03          72728          56868          67766
9/94                       25243               20183          21555           1/04          74131          57912          69735
10/94                      25306               20636          21719           2/04          75429          58717          71236
11/94                      24974               19885          20761           3/04          75210          57831          71251
12/94                      25376               20180          21031           4/04          75699          56924          68635
1/95                       25549               20703          21463           5/04          76615          57704          70338
2/95                       26826               21509          22574           6/04          78722          58826          72284
3/95                       27830               22142          23220           7/04          75455          56879          69123
4/95                       28876               22794          23570           8/04          75108          57107          69423
5/95                       29563               23704          24344           9/04          76512          57726          71676
6/95                       31455               24253          25163          10/04          77698          58607          73653
7/95                       33176               25057          26384          11/04          80915          60978          78141
8/95                       33405               25120          26789          12/04          82776          63052          81467
9/95                       33605               26179          27394           1/05          81095          61515          79450
10/95                      32271               26086          26781           2/05          83926          62809          81904
11/95                      32975               27229          28113           3/05          83229          61698          81260
12/95                      31267               27754          28277           4/05          80483          60529          78671
1/96                       31364               28697          28873           5/05          82792          62453          82440
2/96                       32003               28964          29551           6/05          84150          62542          84657
3/96                       32333               29243          29979           7/05          88055          64867          89120
4/96                       34645               29674          30828           8/05          88169          64276          88496
5/96                       34742               30438          31294           9/05          87384          64796          89670
6/96                       33366               30554          30824          10/05          84728          63715          86976
7/96                       31201               29205          28916          11/05          88024          66123          90835
8/96                       32842               29822          30293          12/05          88971          66146          91773
===============================================================================================================================
                                                                                                           Source: Lipper, Inc.

Past performance cannot guarantee            Fund and its indexes. We believe that
comparable future results.                   a logarithmic chart is more effective
                                             than other types of charts in
   The data shown in the chart include       illustrating changes in value during
reinvested distributions, applicable         the early years shown in the chart.
sales charges, Fund expenses and             The vertical axis, the one that
management fees. Index results include       indicates the dollar value of an
reinvested dividends, but they do not        investment, is constructed with each
reflect sales charges. Performance of        segment representing a percent change
an index of funds reflects fund              in the value of the investment. In
expenses and management fees;                this chart, each segment represents a
performance of a market index does           doubling, or 100% change, in the value
not. Performance shown in the chart          of the investment. In other words, the
and table(s) does not reflect                space between $10,000 and $20,000 is
deduction of taxes a shareholder would       the same size as the space between
pay on Fund distributions or sale of         $20,000 and $40,000, the space between
Fund shares. Performance of the              $20,000 and $40,000 is the same as
indexes does not reflect the effects         that between $40,000 and $80,000, and
of taxes.                                    so on.

   This chart, which is a logarithmic
chart, presents the fluctuations in
the value of the

AIM MID CAP CORE EQUITY FUND



==================================           ==================================
                                             CUMULATIVE TOTAL RETURNS
AVERAGE ANNUAL TOTAL RETURNS
                                             6 months ended 12/31/05, excluding
As of 12/31/05, including                    applicable sales charges
applicable sales charges
                                             Class A Shares               5.66%
CLASS A SHARES                               Class B Shares               5.24
Inception (6/9/87)          12.50%           Class C Shares               5.25
10 Years                    10.39            Class R Shares               5.55
 5 Years                     5.59
 1 Year                      1.51            ==================================

CLASS B SHARES
Inception (4/1/93)          12.49%
10 Years                    10.43
 5 Years                     5.72
 1 Year                      1.69

CLASS C SHARES
Inception (5/3/99)          11.44%
 5 Years                     6.05
 1 Year                      5.62

CLASS R SHARES
10 Years                    10.85%
 5 Years                     6.62
 1 Year                      7.14

==================================

CLASS R SHARES' INCEPTION DATE IS JUNE       RECENT MONTH-END PERFORMANCE.                YEAR. THE CDSC ON CLASS C SHARES IS 1%
3, 2002. RETURNS SINCE THAT DATE ARE         PERFORMANCE FIGURES REFLECT REINVESTED       FOR THE FIRST YEAR AFTER PURCHASE.
HISTORICAL RETURNS. ALL OTHER RETURNS        DISTRIBUTIONS, CHANGES IN NET ASSET          CLASS R SHARES DO NOT HAVE A FRONT-END
ARE BLENDED RETURNS OF HISTORICAL            VALUE AND THE EFFECT OF THE MAXIMUM          SALES CHARGE; RETURNS SHOWN ARE AT NET
CLASS R SHARE PERFORMANCE AND RESTATED       SALES CHARGE UNLESS OTHERWISE STATED.        ASSET VALUE AND DO NOT REFLECT A 0.75%
CLASS A SHARE PERFORMANCE (FOR PERIODS       INVESTMENT RETURN AND PRINCIPAL VALUE        CDSC THAT MAY BE IMPOSED ON A TOTAL
PRIOR TO THE INCEPTION DATE OF CLASS R       WILL FLUCTUATE SO THAT YOU MAY HAVE A        REDEMPTION OF RETIREMENT PLAN ASSETS
SHARES) AT NET ASSET VALUE, ADJUSTED         GAIN OR LOSS WHEN YOU SELL SHARES.           WITHIN THE FIRST YEAR.
TO REFLECT THE HIGHER RULE 12b-1 FEES
APPLICABLE TO CLASS R SHARES.                   CLASS A SHARE PERFORMANCE REFLECTS           THE PERFORMANCE OF THE FUND'S SHARE
                                             THE MAXIMUM 5.50% SALES CHARGE, AND          CLASSES WILL DIFFER DUE TO DIFFERENT
   THE PERFORMANCE DATA QUOTED               CLASS B AND CLASS C SHARE PERFORMANCE        SALES CHARGE STRUCTURES AND CLASS
REPRESENT PAST PERFORMANCE AND CANNOT        REFLECTS THE APPLICABLE CONTINGENT           EXPENSES.
GUARANTEE COMPARABLE FUTURE RESULTS;         DEFERRED SALES CHARGE (CDSC) FOR THE
CURRENT PERFORMANCE MAY BE LOWER OR          PERIOD INVOLVED. THE CDSC ON CLASS B
HIGHER. PLEASE VISIT                         SHARES DECLINES FROM 5% BEGINNING AT
AIMinvestments.com FOR THE MOST              THE TIME OF PURCHASE TO 0% AT THE
                                             BEGINNING OF THE SEVENTH

AIM MID CAP CORE EQUITY FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of AIM Growth          o The quality of services to be              funds for which an AIM affiliate
Series (the "Board") oversees the            provided by AIM. The Board reviewed          serves as sub-advisor, although the
management of AIM Mid Cap Core Equity        the credentials and experience of the        total management fees paid by such
Fund (the "Fund") and, as required by        officers and employees of AIM who will       unaffiliated mutual funds were higher
law, determines annually whether to          provide investment advisory services         than the advisory fee rate for the
approve the continuance of the Fund's        to the Fund. In reviewing the                Fund; and (iii) was higher than the
advisory agreement with A I M                qualifications of AIM to provide             advisory fee rates for 24 separately
Advisors, Inc. ("AIM"). Based upon the       investment advisory services, the            managed wrap accounts managed by an
recommendation of the Investments            Board reviewed the qualifications of         AIM affiliate with investment
Committee of the Board, which is             AIM's investment personnel and               strategies comparable to those of the
comprised solely of independent              considered such issues as AIM's              Fund, comparable to the advisory fee
trustees, at a meeting held on June          portfolio and product review process,        rates for one such wrap account, and
30, 2005, the Board, including all of        various back office support functions        lower than the advisory fee rates for
the independent trustees, approved the       provided by AIM and AIM's equity and         two such wrap accounts. The Board
continuance of the advisory agreement        fixed income trading operations. Based       noted that AIM has agreed to waive
(the "Advisory Agreement") between the       on the review of these and other             advisory fees of the Fund, as
Fund and AIM for another year,               factors, the Board concluded that the        discussed below. Based on this review,
effective July 1, 2005.                      quality of services to be provided by        the Board concluded that the advisory
                                             AIM was appropriate and that AIM             fee rate for the Fund under the
   The Board considered the factors          currently is providing satisfactory          Advisory Agreement was fair and
discussed below in evaluating the            services in accordance with the terms        reasonable.
fairness and reasonableness of the           of the Advisory Agreement.
Advisory Agreement at the meeting on                                                      o Fees relative to those of comparable
June 30, 2005 and as part of the             o The performance of the Fund relative       funds with other advisors. The Board
Board's ongoing oversight of the Fund.       to comparable funds. The Board               reviewed the advisory fee rate for the
In their deliberations, the Board and        reviewed the performance of the Fund         Fund under the Advisory Agreement. The
the independent trustees did not             during the past one, three and five          Board compared effective contractual
identify any particular factor that          calendar years against the performance       advisory fee rates at a common asset
was controlling, and each trustee            of funds advised by other advisors           level and noted that the Fund's rate
attributed different weights to the          with investment strategies comparable        was at the median rate of the funds
various factors.                             to those of the Fund. The Board noted        advised by other advisors with
                                             that the Fund's performance was below        investment strategies comparable to
   One of the responsibilities of the        the median performance of such               those of the Fund that the Board
Senior Officer of the Fund, who is           comparable funds for the one and three       reviewed. The Board noted that AIM has
independent of AIM and AIM's                 year periods and at such median              agreed to waive advisory fees of the
affiliates, is to manage the process         performance for the five year period.        Fund, as discussed below. Based on
by which the Fund's proposed                 Based on this review, the Board              this review, the Board concluded that
management fees are negotiated to            concluded that no changes should be          the advisory fee rate for the Fund
ensure that they are negotiated in a         made to the Fund and that it was not         under the Advisory Agreement was fair
manner which is at arm's length and          necessary to change the Fund's               and reasonable.
reasonable. To that end, the Senior          portfolio management team at this
Officer must either supervise a              time.                                        o Expense limitations and fee waivers.
competitive bidding process or prepare                                                    The Board noted that AIM has
an independent written evaluation. The       o The performance of the Fund relative       contractually agreed to waive advisory
Senior Officer has recommended an            to indices. The Board reviewed the           fees of the Fund through June 30, 2006
independent written evaluation in lieu       performance of the Fund during the           to the extent necessary so that the
of a competitive bidding process and,        past one, three and five calendar            advisory fees payable by the Fund do
upon the direction of the Board, has         years against the performance of the         not exceed a specified maximum
prepared such an independent written         Lipper Mid-Cap Core Index. The Board         advisory fee rate, which maximum rate
evaluation. Such written evaluation          noted that the Fund's performance was        includes breakpoints and is based on
also considered certain of the factors       below the performance of such Index          net asset levels. The Board considered
discussed below. In addition, as             for the one and three year periods and       the contractual nature of this fee
discussed below, the Senior Officer          above such Index for the five year           waiver and noted that it remains in
made certain recommendations to the          period. Based on this review, the            effect until June 30, 2006. The Board
Board in connection with such written        Board concluded that no changes should       considered the effect this fee waiver
evaluation.                                  be made to the Fund and that it was          would have on the Fund's estimated
                                             not necessary to change the Fund's           expenses and concluded that the levels
   The discussion below serves as a          portfolio management team at this            of fee waivers/expense limitations for
summary of the Senior Officer's              time.                                        the Fund were fair and reasonable.
independent written evaluation and
recommendations to the Board in              o Meeting with the Fund's portfolio          o Breakpoints and economies of scale.
connection therewith, as well as a           managers and investment personnel.           The Board reviewed the structure of
discussion of the material factors and       With respect to the Fund, the Board is       the Fund's advisory fee under the
the conclusions with respect thereto         meeting periodically with such Fund's        Advisory Agreement, noting that it
that formed the basis for the Board's        portfolio managers and/or other              includes three breakpoints. The Board
approval of the Advisory Agreement.          investment personnel and believes that       reviewed the level of the Fund's
After consideration of all of the            such individuals are competent and           advisory fees, and noted that such
factors below and based on its               able to continue to carry out their          fees, as a percentage of the Fund's
informed business judgment, the Board        responsibilities under the Advisory          net assets, have decreased as net
determined that the Advisory Agreement       Agreement.                                   assets increased because the Advisory
is in the best interests of the Fund                                                      Agreement includes breakpoints. The
and its shareholders and that the            o Overall performance of AIM. The            Board noted that AIM has contractually
compensation to AIM under the Advisory       Board considered the overall                 agreed to waive advisory fees of the
Agreement is fair and reasonable and         performance of AIM in providing              Fund through June 30, 2006 to the
would have been obtained through arm's       investment advisory and portfolio            extent necessary so that the advisory
length negotiations.                         administrative services to the Fund          fees payable by the Fund do not exceed
                                             and concluded that such performance          a specified maximum advisory fee rate,
o The nature and extent of the               was satisfactory.                            which maximum rate includes
advisory services to be provided by                                                       breakpoints and is based on net asset
AIM. The Board reviewed the services         o Fees relative to those of clients of       levels. The Board concluded that the
to be provided by AIM under the              AIM with comparable investment               Fund's fee levels under the Advisory
Advisory Agreement. Based on such            strategies. The Board reviewed the           Agreement therefore reflect economies
review, the Board concluded that the         advisory fee rate for the Fund under         of scale and that it was not necessary
range of services to be provided by          the Advisory Agreement. The Board            to change the advisory fee breakpoints
AIM under the Advisory Agreement was         noted that this rate (i) was the same        in the Fund's advisory fee schedule.
appropriate and that AIM currently is        as the advisory fee rates for a
providing services in accordance with        variable insurance fund advised by AIM                                     (continued)
the terms of the Advisory Agreement.         and offered to insurance company
                                             separate accounts with investment
                                             strategies comparable to those of the
                                             Fund; (ii) was higher than the
                                             sub-advisory fee rates for three
                                             unaffiliated mutual

AIM MID CAP CORE EQUITY FUND


o Investments in affiliated money            o Profitability of AIM and its               o Other factors and current trends. In
market funds. The Board also took into       affiliates. The Board reviewed               determining whether to continue the
account the fact that uninvested cash        information concerning the                   Advisory Agreement for the Fund, the
and cash collateral from securities          profitability of AIM's (and its              Board considered the fact that AIM,
lending arrangements (collectively,          affiliates') investment advisory and         along with others in the mutual fund
"cash balances") of the Fund may be          other activities and its financial           industry, is subject to regulatory
invested in money market funds advised       condition. The Board considered the          inquiries and litigation related to a
by AIM pursuant to the terms of an SEC       overall profitability of AIM, as well        wide range of issues. The Board also
exemptive order. The Board found that        as the profitability of AIM in               considered the governance and
the Fund may realize certain benefits        connection with managing the Fund. The       compliance reforms being undertaken by
upon investing cash balances in AIM          Board noted that AIM's operations            AIM and its affiliates, including
advised money market funds, including        remain profitable, although increased        maintaining an internal controls
a higher net return, increased               expenses in recent years have reduced        committee and retaining an independent
liquidity, increased diversification         AIM's profitability. Based on the            compliance consultant, and the fact
or decreased transaction costs. The          review of the profitability of AIM's         that AIM has undertaken to cause the
Board also found that the Fund will          and its affiliates' investment               Fund to operate in accordance with
not receive reduced services if it           advisory and other activities and its        certain governance policies and
invests its cash balances in such            financial condition, the Board               practices. The Board concluded that
money market funds. The Board noted          concluded that the compensation to be        these actions indicated a good faith
that, to the extent the Fund invests         paid by the Fund to AIM under its            effort on the part of AIM to adhere to
in affiliated money market funds, AIM        Advisory Agreement was not excessive.        the highest ethical standards, and
has voluntarily agreed to waive a                                                         determined that the current regulatory
portion of the advisory fees it              o Benefits of soft dollars to AIM. The       and litigation environment to which
receives from the Fund attributable to       Board considered the benefits realized       AIM is subject should not prevent the
such investment. The Board further           by AIM as a result of brokerage              Board from continuing the Advisory
determined that the proposed                 transactions executed through "soft          Agreement for the Fund.
securities lending program and related       dollar" arrangements. Under these
procedures with respect to the lending       arrangements, brokerage commissions
Fund is in the best interests of the         paid by the Fund and/or other funds
lending Fund and its respective              advised by AIM are used to pay for
shareholders. The Board therefore            research and execution services. This
concluded that the investment of cash        research is used by AIM in making
collateral received in connection with       investment decisions for the Fund. The
the securities lending program in the        Board concluded that such arrangements
money market funds according to the          were appropriate.
procedures is in the best interests of
the lending Fund and its respective          o AIM's financial soundness in light
shareholders.                                of the Fund's needs. The Board
                                             considered whether AIM is financially
o Independent written evaluation and         sound and has the resources necessary
recommendations of the Fund's Senior         to perform its obligations under the
Officer. The Board noted that, upon          Advisory Agreement, and concluded that
their direction, the Senior Officer of       AIM has the financial resources
the Fund, who is independent of AIM          necessary to fulfill its obligations
and AIM's affiliates, had prepared an        under the Advisory Agreement.
independent written evaluation in
order to assist the Board in                 o Historical relationship between the
determining the reasonableness of the        Fund and AIM. In determining whether
proposed management fees of the AIM          to continue the Advisory Agreement for
Funds, including the Fund. The Board         the Fund, the Board also considered
noted that the Senior Officer's              the prior relationship between AIM and
written evaluation had been relied           the Fund, as well as the Board's
upon by the Board in this regard in          knowledge of AIM's operations, and
lieu of a competitive bidding process.       concluded that it was beneficial to
In determining whether to continue the       maintain the current relationship, in
Advisory Agreement for the Fund, the         part, because of such knowledge. The
Board considered the Senior Officer's        Board also reviewed the general nature
written evaluation and the                   of the non-investment advisory
recommendation made by the Senior            services currently performed by AIM
Officer to the Board that the Board          and its affiliates, such as
consider implementing a process to           administrative, transfer agency and
assist them in more closely monitoring       distribution services, and the fees
the performance of the AIM Funds. The        received by AIM and its affiliates for
Board concluded that it would be             performing such services. In addition
advisable to implement such a process        to reviewing such services, the
as soon as reasonably practicable. The       trustees also considered the
Board also considered the Senior             organizational structure employed by
Officer's recommendation that the            AIM and its affiliates to provide
Board consider an additional fee             those services. Based on the review of
waiver for the Fund due to the Fund's        these and other factors, the Board
under-performance and relatively high        concluded that AIM and its affiliates
historic cash position. The Board            were qualified to continue to provide
concluded that such a fee waiver was         non-investment advisory services to
not appropriate for the Fund at this         the Fund, including administrative,
time and that, rather than requesting        transfer agency and distribution
such a fee waiver from AIM, the Board        services, and that AIM and its
should receive from AIM (i) additional       affiliates currently are providing
information regarding the use of cash        satisfactory non-investment advisory
in the Fund's overall investment             services.
strategy and (ii) an analysis of how
the use of cash by the Fund's
portfolio manager has contributed to
the Fund's performance.

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/05

AIM MID CAP CORE EQUITY FUND


                                             ========================================
INSTITUTIONAL CLASS SHARES
                                             AVERAGE ANNUAL TOTAL RETURNS                 PLEASE NOTE THAT PAST PERFORMANCE IS NOT
The following information has been           For periods ended 12/31/05                   INDICATIVE OF FUTURE RESULTS. MORE
prepared to provide Institutional Class                                                   RECENT RETURNS MAY BE MORE OR LESS THAN
shareholders with a performance overview     Inception (3/15/02)              8.11%       THOSE SHOWN. ALL RETURNS ASSUME
specific to their holdings.                  1 Year                           7.92        REINVESTMENT OF DISTRIBUTIONS AT NAV.
Institutional Class shares are offered       6 Months*                        5.88        INVESTMENT RETURN AND PRINCIPAL VALUE
exclusively to institutional investors,                                                   WILL FLUCTUATE SO YOUR SHARES, WHEN
including defined contribution plans         *Cumulative total return that has not        REDEEMED, MAY BE WORTH MORE OR LESS THAN
that meet certain criteria.                   been annualized                             THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                                                                          INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ========================================     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     MONTH-END PERFORMANCE, PLEASE CALL
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     800-451-4246 OR VISIT
                                             ASSET VALUE (NAV). PERFORMANCE OF            AIMINVESTMENTS.COM.
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             DUE TO DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.


























========================================

NASDAQ SYMBOL                  GTAVX

========================================
                                                                                       Over for information on your Fund's expenses.


================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

                                                FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.



                                                    [YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
                                                      --Registered Trademark--                         --Registered Trademark--



AIMinvestments.com                   MCCE-INS-1         A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      an $8,600 account value divided by              THE HYPOTHETICAL ACCOUNT VALUES AND
                                             $1,000 = 8.6), then multiply the result      EXPENSES MAY NOT BE USED TO ESTIMATE THE
As a shareholder of the Fund, you incur      by the number in the table under the         ACTUAL ENDING ACCOUNT BALANCE OR
ongoing costs, including management fees     heading entitled "Actual Expenses Paid       EXPENSES YOU PAID FOR THE PERIOD. YOU
and other Fund expenses. This example is     During Period" to estimate the expenses      MAY USE THIS INFORMATION TO COMPARE THE
intended to help you understand your         you paid on your account during this         ONGOING COSTS OF INVESTING IN THE FUND
ongoing costs (in dollars) of investing      period.                                      AND OTHER FUNDS. TO DO SO, COMPARE THIS
in the Fund and to compare these costs                                                    5% HYPOTHETICAL EXAMPLE WITH THE 5%
with ongoing costs of investing in other     HYPOTHETICAL EXAMPLE FOR COMPARISON          HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
mutual funds. The example is based on an     PURPOSES                                     SHAREHOLDER REPORTS OF THE OTHER FUNDS.
investment of $1,000 invested at the
beginning of the period and held for the     The table below also provides                   Please note that the expenses shown
entire period July 1, 2005, through          information about hypothetical account       in the table are meant to highlight your
December 31, 2005.                           values and hypothetical expenses based       ongoing costs only. Therefore, the
                                             on the Fund's actual expense ratio and       hypothetical information is useful in
ACTUAL EXPENSES                              an assumed rate of return of 5% per year     comparing ongoing costs only, and will
                                             before expenses, which is not the Fund's     not help you determine the relative
The table below provides information         actual return. The Fund's actual             total costs of owning different funds.
about actual account values and actual       cumulative total return after expenses
expenses. You may use the information in     for the six months ended December 31,
this table, together with the amount you     2005, appears in the table on the front
invested, to estimate the expenses that      of this supplement.
you paid over the period. Simply divide
your account value by $1,000 (for
example,

====================================================================================================================================

                                                   ACTUAL                         HYPOTHETICAL
                                                                       (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING            EXPENSES        ENDING             EXPENSES          ANNUALIZED
   SHARE             ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING    ACCOUNT VALUE        PAID DURING         EXPENSE
   CLASS               (7/1/05)        (12/31/05)(1)        PERIOD(2)     (12/31/05)           PERIOD(2)           RATIO
Institutional          $1,000.00       $1,058.80             $4.31        $1,021.02              $4.23             0.83%


(1)  The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2005, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================





AIMinvestments.com                 MCCE-INS-1           A I M Distributors, Inc.

AIM MID CAP CORE EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2005

                                                 SHARES         VALUE
--------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-93.57%

APPAREL RETAIL-0.55%

TJX Cos., Inc. (The)(a)                           772,171   $   17,937,532
==========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.14%

Fossil, Inc.(b)                                   209,838        4,513,615
==========================================================================

APPLICATION SOFTWARE-3.16%

Cadence Design Systems, Inc.(a)(b)              1,005,409       17,011,520
--------------------------------------------------------------------------
Fair Isaac Corp.(a)                               716,002       31,625,808
--------------------------------------------------------------------------
Reynolds and Reynolds Co. (The)-Class A         1,320,488       37,066,098
--------------------------------------------------------------------------
Synopsys, Inc.(b)                                 853,074       17,112,664
==========================================================================
                                                               102,816,090
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.18%

Investors Financial Services Corp.(a)           1,039,556       38,286,847
==========================================================================

BIOTECHNOLOGY-1.17%

Techne Corp.(a)(b)                                680,306       38,199,182
==========================================================================

BREWERS-1.79%

Heineken N.V. (Netherlands)(c)                  1,835,220       58,164,168
==========================================================================

BUILDING PRODUCTS-1.13%

Masco Corp.                                     1,214,258       36,658,449
==========================================================================

CASINOS & GAMING-1.18%

GTECH Holdings Corp.                            1,207,985       38,341,444
==========================================================================

COAL & CONSUMABLE FUELS-0.48%

Massey Energy Co.(a)                              415,324       15,728,320
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.89%

Sabre Holdings Corp.-Class A(a)                 2,547,329       61,416,102
==========================================================================

DISTRIBUTORS-1.04%

Genuine Parts Co.                                 771,910       33,902,287
==========================================================================

DIVERSIFIED CHEMICALS-1.05%

Engelhard Corp.                                 1,138,036       34,311,785
==========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-2.47%

Agilent Technologies, Inc.(b)                      63,016        2,097,803
--------------------------------------------------------------------------
Amphenol Corp.-Class A(a)                         833,502       36,890,799
--------------------------------------------------------------------------
Mettler-Toledo International Inc.(b)              752,878       41,558,866
==========================================================================
                                                                80,547,468
==========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-2.57%

Rentokil Initial PLC (United Kingdom)(c)       16,766,212       47,143,415
--------------------------------------------------------------------------

                                                 SHARES         VALUE
--------------------------------------------------------------------------
Republic Services, Inc.                           971,736   $   36,488,687
==========================================================================
                                                                83,632,102
==========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-1.03%

Scotts Miracle-Gro Co. (The)-Class A(a)           739,460       33,453,170
==========================================================================

FOOD RETAIL-1.33%

Kroger Co. (The)(b)                             2,299,115       43,407,291
==========================================================================

GENERAL MERCHANDISE STORES-0.54%

99 Cents Only Stores(a)(b)                      1,683,354       17,607,883
==========================================================================

HEALTH CARE EQUIPMENT-4.19%

Biomet, Inc.(a)                                   919,211       33,615,546
--------------------------------------------------------------------------
PerkinElmer, Inc.                               2,371,574       55,874,283
--------------------------------------------------------------------------
Waters Corp.(b)                                 1,236,787       46,750,549
==========================================================================
                                                               136,240,378
==========================================================================

HOME ENTERTAINMENT SOFTWARE-0.54%

Nintendo Co., Ltd. (Japan)(c)                     144,465       17,561,044
==========================================================================

HOME FURNISHINGS-2.26%

Ethan Allen Interiors Inc.                      1,098,267       40,119,694
--------------------------------------------------------------------------
Mohawk Industries, Inc.(a)(b)                     386,097       33,582,717
==========================================================================
                                                                73,702,411
==========================================================================

HOME IMPROVEMENT RETAIL-1.08%

Sherwin-Williams Co. (The)                        776,743       35,279,667
==========================================================================

HOMEFURNISHING RETAIL-1.03%

Bed Bath & Beyond Inc.(b)                         927,000       33,511,050
==========================================================================

INDUSTRIAL MACHINERY-6.03%

Briggs & Stratton Corp.                         1,548,917       60,082,490
--------------------------------------------------------------------------
Dover Corp.                                       880,300       35,643,347
--------------------------------------------------------------------------
ITT Industries, Inc.(a)                           373,090       38,361,114
--------------------------------------------------------------------------
Pall Corp.(a)                                   1,702,225       45,721,763
--------------------------------------------------------------------------
Parker Hannifin Corp.                             249,754       16,473,774
==========================================================================
                                                               196,282,488
==========================================================================

INSURANCE BROKERS-1.02%

Marsh & McLennan Cos., Inc.                     1,044,099       33,160,584
==========================================================================

INTEGRATED OIL & GAS-1.22%

Murphy Oil Corp.(a)                               738,003       39,844,782
==========================================================================

INTERNET SOFTWARE & SERVICES-0.50%

aQuantive, Inc.(b)                                639,079       16,130,354
==========================================================================

AIM MID CAP CORE EQUITY FUND

                                                 SHARES         VALUE
--------------------------------------------------------------------------

METAL & GLASS CONTAINERS-2.01%

Ball Corp.                                        794,112   $   31,542,129
--------------------------------------------------------------------------
Pactiv Corp.(b)                                 1,532,853       33,722,766
==========================================================================
                                                                65,264,895
==========================================================================

MULTI-LINE INSURANCE-1.08%

Genworth Financial Inc.-Class A                 1,013,088       35,032,583
==========================================================================

MULTI-SECTOR HOLDINGS-0.56%

Groupe Bruxelles Lambert S.A. (Belgium)(c)        185,002       18,146,559
==========================================================================

MULTI-UTILITIES-1.15%

Wisconsin Energy Corp.                            960,684       37,524,317
==========================================================================

OFFICE ELECTRONICS-2.29%

Xerox Corp.(b)                                  5,091,680       74,593,112
==========================================================================

OFFICE SERVICES & SUPPLIES-0.96%

Pitney Bowes Inc.                                 743,206       31,400,453
==========================================================================

OIL & GAS DRILLING-2.32%

Nabors Industries Ltd.(a)(b)(d)                   514,130       38,945,348
--------------------------------------------------------------------------
Noble Corp.                                       520,520       36,717,481
==========================================================================
                                                                75,662,829
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-6.45%

BJ Services Co.(a)(d)                           1,984,533       72,772,825
--------------------------------------------------------------------------
FMC Technologies, Inc.(a)(b)                    1,227,815       52,697,820
--------------------------------------------------------------------------
Smith International, Inc.                       1,831,561       67,969,229
--------------------------------------------------------------------------
Tenaris S.A.-ADR (Argentina)                      143,309       16,408,881
==========================================================================
                                                               209,848,755
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.29%

Newfield Exploration Co.(b)                       794,393       39,775,258
--------------------------------------------------------------------------
Southwestern Energy Co.(b)                        968,654       34,813,425
==========================================================================
                                                                74,588,683
==========================================================================

OIL & GAS REFINING &
  MARKETING -0.54%

Sunoco, Inc.(a)                                   222,720       17,456,794
==========================================================================

OIL & GAS STORAGE & TRANSPORTATION-2.59%

Williams Cos., Inc. (The)(d)                    3,644,936       84,453,167
==========================================================================

PACKAGED FOODS & MEATS-2.21%

Cadbury Schweppes PLC (United Kingdom)          3,451,000       32,626,263
--------------------------------------------------------------------------
Campbell Soup Co.(a)                              787,226       23,435,718
--------------------------------------------------------------------------
ConAgra Foods, Inc.(a)                            780,370       15,825,904
==========================================================================
                                                                71,887,885
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

PERSONAL PRODUCTS-1.74%

Avon Products, Inc.(a)                            264,601   $    7,554,359
--------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A(a)         1,469,730       49,206,560
==========================================================================
                                                                56,760,919
==========================================================================

PHARMACEUTICALS-1.48%

Forest Laboratories, Inc.(b)                    1,187,080       48,290,414
==========================================================================

PROPERTY & CASUALTY INSURANCE-4.32%

ACE Ltd.                                          868,391       46,406,815
--------------------------------------------------------------------------
Axis Capital Holding Ltd.                       1,537,605       48,096,284
--------------------------------------------------------------------------
XL Capital Ltd.-Class A(a)                        683,977       46,086,370
==========================================================================
                                                               140,589,469
==========================================================================

PUBLISHING-2.94%

Belo Corp.-Class A                              1,890,713       40,480,165
--------------------------------------------------------------------------
Getty Images, Inc.(a)(b)                          185,390       16,549,765
--------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)(a)                   749,708       38,707,424
==========================================================================
                                                                95,737,354
==========================================================================

REGIONAL BANKS-2.78%

Marshall & Ilsley Corp.(a)                        641,011       27,589,113
--------------------------------------------------------------------------
North Fork Bancorp., Inc.                       1,227,819       33,593,128
--------------------------------------------------------------------------
TCF Financial Corp.(a)                          1,085,077       29,448,990
==========================================================================
                                                                90,631,231
==========================================================================

REINSURANCE-0.42%

Montpelier Re Holdings Ltd.(a)                    714,501       13,504,069
==========================================================================

RESTAURANTS-1.36%

Outback Steakhouse, Inc.(a)                     1,067,267       44,408,980
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.56%

ASML Holding N.V.-New York Shares
  (Netherlands)(b)                                905,191       18,176,235
==========================================================================

SEMICONDUCTORS-3.08%

Analog Devices, Inc.(a)                         1,278,191       45,848,711
--------------------------------------------------------------------------
Microchip Technology Inc.                         523,910       16,843,707
--------------------------------------------------------------------------
Xilinx, Inc.(a)                                 1,495,693       37,706,421
==========================================================================
                                                               100,398,839
==========================================================================

SPECIALIZED CONSUMER SERVICES-3.45%

H&R Block, Inc.(a)                              2,463,901       60,488,770
--------------------------------------------------------------------------
Service Corp. International                     6,315,350       51,659,563
==========================================================================
                                                               112,148,333
==========================================================================

SPECIALIZED FINANCE-0.44%

Archipelago Holdings, Inc.(a)(b)                  285,898       14,229,143
==========================================================================

AIM MID CAP CORE EQUITY FUND

                                                 SHARES         VALUE
--------------------------------------------------------------------------

SPECIALTY CHEMICALS-4.51%

International Flavors & Fragrances Inc.         1,273,572   $   42,664,662
--------------------------------------------------------------------------
Rohm and Haas Co.(a)                              789,657       38,235,192
--------------------------------------------------------------------------
Sigma-Aldrich Corp.(a)                          1,041,417       65,911,282
==========================================================================
                                                               146,811,136
==========================================================================

SPECIALTY STORES-0.44%

PETsMART, Inc.(a)                                 560,714       14,387,921
==========================================================================

SYSTEMS SOFTWARE-1.03%

Computer Associates International, Inc.         1,191,360       33,584,438
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,546,542,218)                        3,046,155,006
==========================================================================


                         NUMBER
                           OF       EXERCISE   EXPIRATION
                        CONTRACTS    PRICE        DATE
PUT OPTIONS
  PURCHASED-0.00%

OIL & GAS
  DRILLING-0.00%

Nabors Industries Ltd.    3,650      $60.0       Jan-06       4,015
===================================================================

OIL & GAS EQUIPMENT &
  SERVICES-0.00%

BJ Services Co.          14,000       27.5       Jan-06           0
===================================================================

OIL & GAS STORAGE &
  TRANSPORTATION-0.00%

Williams Cos., Inc.
  (The)                  23,160       20.0       Jan-06      74,112
===================================================================
    Total Put Options
      Purchased (Cost
      $6,388,794)                                            78,127
===================================================================

-------------------------------------------------------------------
                         NUMBER
                           OF       EXERCISE   EXPIRATION
                        CONTRACTS    PRICE        DATE       VALUE


                                                 SHARES         VALUE
--------------------------------------------------------------------------
MONEY MARKET FUNDS-9.52%

Liquid Assets Portfolio-Institutional
  Class(e)                                     154,922,000  $  154,922,000
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)    154,922,000     154,922,000
==========================================================================
    Total Money Market Funds (Cost
      $309,844,000)                                            309,844,000
==========================================================================
    TOTAL INVESTMENTS-103.09% (excluding
      investments purchased with cash
      collateral from securities loaned)
      (Cost $2,862,775,012)                                  3,356,077,133
==========================================================================


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-15.63%

Liquid Assets Portfolio-Institutional
  Class(e)(f)                                  254,429,333     254,429,333
==========================================================================
STIC Prime Portfolio-Institutional
  Class(e)(f)                                  254,429,334     254,429,334
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $508,858,667)                                      508,858,667
==========================================================================
TOTAL INVESTMENTS-118.72% (Cost
  $3,371,633,679)                                            3,864,935,800
==========================================================================
OTHER ASSETS LESS LIABILITIES-(18.72%)                        (609,306,471)
==========================================================================
NET ASSETS-100.00%                                          $3,255,629,329
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2005.
(b) Non-income producing security.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at December 31, 2005 was $141,015,186, which represented 4.33% of the Fund's Net Assets. See Note 1A.
(d) A portion of this security is subject to call options written. See Note 1I and Note 9.
(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MID CAP CORE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS:

Investments, at value (cost $2,552,931,012)*  $3,046,233,133
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $818,702,667)                            818,702,667
============================================================
    Total investments (cost $3,371,633,679)    3,864,935,800
============================================================
Foreign currencies, at value (cost $60)                   60
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 2,998,693
------------------------------------------------------------
  Dividends                                        3,633,422
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                84,485
------------------------------------------------------------
Other assets                                          40,001
============================================================
    Total assets                               3,871,692,461
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            3,622,750
------------------------------------------------------------
  Fund shares reacquired                          95,045,792
------------------------------------------------------------
  Options written, at value (premiums
    received $2,897,666)                           5,667,502
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 212,061
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       508,858,667
------------------------------------------------------------
Accrued distribution fees                          1,262,430
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               416
------------------------------------------------------------
Accrued transfer agent fees                        1,260,709
------------------------------------------------------------
Accrued operating expenses                           132,805
============================================================
    Total liabilities                            616,063,132
============================================================
Net assets applicable to shares outstanding   $3,255,629,329
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,635,753,224
------------------------------------------------------------
Undistributed net investment income                1,249,079
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and foreign
  currencies                                     128,095,201
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      490,531,825
============================================================
                                              $3,255,629,329
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $2,186,823,386
____________________________________________________________
============================================================
Class B                                       $  609,073,374
____________________________________________________________
============================================================
Class C                                       $  286,024,997
____________________________________________________________
============================================================
Class R                                       $   85,630,679
____________________________________________________________
============================================================
Institutional Class                           $   88,076,893
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           76,554,437
____________________________________________________________
============================================================
Class B                                           24,137,976
____________________________________________________________
============================================================
Class C                                           11,349,913
____________________________________________________________
============================================================
Class R                                            3,017,725
____________________________________________________________
============================================================
Institutional Class                                3,010,167
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        28.57
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $28.57 divided by
      94.50%)                                 $        30.23
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        25.23
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        25.20
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        28.38
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        29.26
____________________________________________________________
============================================================

* At December 31, 2005, securities with an aggregate value of $497,526,063 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MID CAP CORE EQUITY FUND

STATEMENT OF OPERATIONS

For the year ended December 31, 2005

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $192,003)        $ 38,244,963
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $57,591, after compensation
  to counterparties of $2,067,181)                              15,896,516
--------------------------------------------------------------------------
Interest                                                             2,671
==========================================================================
    Total investment income                                     54,144,150
==========================================================================

EXPENSES:

Advisory fees                                                   24,445,043
--------------------------------------------------------------------------
Administrative services fees                                       599,362
--------------------------------------------------------------------------
Custodian fees                                                     292,141
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                        7,656,054
--------------------------------------------------------------------------
  Class B                                                        6,478,408
--------------------------------------------------------------------------
  Class C                                                        3,036,513
--------------------------------------------------------------------------
  Class R                                                          375,276
--------------------------------------------------------------------------
Transfer agent fees -- A,B,C & R                                10,636,427
--------------------------------------------------------------------------
Transfer agent fees -- Institutional                                62,753
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          124,131
--------------------------------------------------------------------------
Other                                                              817,564
==========================================================================
    Total expenses                                              54,523,672
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (1,531,647)
==========================================================================
    Net expenses                                                52,992,025
==========================================================================
Net investment income                                            1,152,125
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES AND OPTION CONTRACTS:

Net realized gain from:
  Investment securities (includes gains from securities sold
    to affiliates of $8,293,959)                               318,885,000
--------------------------------------------------------------------------
  Foreign currencies                                               200,800
==========================================================================
                                                               319,085,800
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (72,605,959)
--------------------------------------------------------------------------
  Foreign currencies                                                (3,035)
--------------------------------------------------------------------------
  Option contracts written                                      (2,769,836)
==========================================================================
                                                               (75,378,830)
==========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             243,706,970
==========================================================================
Net increase in net assets resulting from operations          $244,859,095
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MID CAP CORE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    1,152,125    $   (8,247,388)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   319,085,800       366,745,260
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                    (75,378,830)       79,257,539
==============================================================================================
    Net increase in net assets resulting from operations         244,859,095       437,755,411
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                       (166,120,694)     (165,796,542)
----------------------------------------------------------------------------------------------
  Class B                                                        (49,851,119)      (50,732,936)
----------------------------------------------------------------------------------------------
  Class C                                                        (23,396,798)      (23,417,554)
----------------------------------------------------------------------------------------------
  Class R                                                         (6,186,831)       (3,882,376)
----------------------------------------------------------------------------------------------
  Institutional Class                                             (6,197,568)       (3,241,989)
==============================================================================================
    Decrease in net assets resulting from distributions         (251,753,010)     (247,071,397)
==============================================================================================
Share transactions-net:
  Class A                                                       (374,704,894)      390,359,539
----------------------------------------------------------------------------------------------
  Class B                                                        (83,576,409)      (34,584,177)
----------------------------------------------------------------------------------------------
  Class C                                                        (34,446,747)        6,470,062
----------------------------------------------------------------------------------------------
  Class R                                                         25,029,202        31,669,516
----------------------------------------------------------------------------------------------
  Institutional Class                                             38,065,371        23,251,227
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (429,633,477)      417,166,167
==============================================================================================
    Net increase (decrease) in net assets                       (436,527,392)      607,850,181
==============================================================================================

NET ASSETS:

  Beginning of year                                            3,692,156,721     3,084,306,540
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $1,249,079 and $(103,846), respectively)        $3,255,629,329    $3,692,156,721
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Core Equity Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid

AIM MID CAP CORE EQUITY FUND

     price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

AIM MID CAP CORE EQUITY FUND

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

J. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

K. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.725%
--------------------------------------------------------------------
Next $500 million                                             0.70%
--------------------------------------------------------------------
Next $500 million                                             0.675%
--------------------------------------------------------------------
Over $1.5 billion                                             0.65%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash

AIM MID CAP CORE EQUITY FUND

collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended December 31, 2005, AIM waived fees of $122,469.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended December 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $15,226.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended December 31, 2005, AIM was paid $599,362.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended December 31, 2005, the Fund paid AISI $10,636,427 for Class A, Class B, Class C and Class R share classes and $62,753 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Through June 30, 2005, during the periods the Fund was offered on a limited basis, ADI had agreed to waive 0.10% of Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the year ended December 31, 2005, the Class A, Class B, Class C and Class R shares paid $6,382,362, $6,478,408, $3,036,513 and $375,276 respectively, after ADI waived Plan fees of $1,273,692 for Class A shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2005, ADI advised the Fund that it retained $161,061 in front-end sales commissions from the sale of Class A shares and $14,606, $171,478, $15,547 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

AIM MID CAP CORE EQUITY FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended December 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND       REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      12/31/05         INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $173,231,587     $  651,031,020    $  (669,340,607)       $   --        $154,922,000     $ 7,894,693      $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           173,231,588        651,031,020       (669,340,608)           --         154,922,000       7,944,232          --
====================================================================================================================================
  Subtotal       $346,463,175     $1,302,062,040    $(1,338,681,215)       $   --        $309,844,000     $15,838,925      $   --
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND       REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      12/31/05         INCOME*      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $         --     $  348,629,356    $   (94,200,023)       $   --        $254,429,333     $    28,704      $   --
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class                    --        348,623,304        (94,193,970)           --         254,429,334          28,887          --
====================================================================================================================================
  Subtotal       $         --     $  697,252,660    $  (188,393,993)       $   --        $508,858,667     $    57,591      $   --
====================================================================================================================================
  Total          $346,463,175     $1,999,314,700    $(1,527,075,208)       $   --        $818,702,667     $15,896,516      $   --
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended December 31, 2005, the Fund engaged in securities purchases of $57,704,924 and sales of $49,202,152, which resulted in net realized gains of $8,293,959.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended December 31, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $120,260.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended December 31, 2005, the Fund paid legal fees of $18,632 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM MID CAP CORE EQUITY FUND

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2005, securities with an aggregate value of $497,526,063 were on loan to brokers. The loans were secured by cash collateral of $508,858,667 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2005, the Fund received dividends on cash collateral of $57,591 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--OPTION CONTRACTS WRITTEN

                           TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
-------------------------------------------------------------------------------------
Beginning of year                                                  --      $       --
-------------------------------------------------------------------------------------
Written                                                        40,810       2,897,666
=====================================================================================
End of year                                                    40,810      $2,897,666
_____________________________________________________________________________________
=====================================================================================

                                             OPEN CALL OPTIONS WRITTEN AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CHANGE IN
                                                                                                                     UNREALIZED
                                              CONTRACT    STRIKE    NUMBER OF      PREMIUMS           VALUE         APPRECIATION
                                               MONTH      PRICE     CONTRACTS      RECEIVED         12/31/05       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                Jan-06      $35       14,000       $  996,296       $2,944,200       $(1,947,904)
---------------------------------------------------------------------------------------------------------------------------------
Nabors Industries Ltd.                         Jan-06       70        3,650          910,000        2,313,370        (1,403,370)
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                      Jan-06       25       23,160          991,370          409,932           581,438
=================================================================================================================================
Total outstanding options written                                    40,810       $2,897,666       $5,667,502       $(2,769,836)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

AIM MID CAP CORE EQUITY FUND

NOTE 10--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                                  2005            2004
------------------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                                               $ 59,015,670    $ 61,010,954
------------------------------------------------------------------------------------------
Long-term capital gain                                         192,737,340     186,060,443
==========================================================================================
Total distributions                                           $251,753,010    $247,071,397
__________________________________________________________________________________________
==========================================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2005, the components of net assets on a tax basis were as follows:

                                                                     2005
------------------------------------------------------------------------------
Undistributed ordinary income                                   $   21,765,672
------------------------------------------------------------------------------
Undistributed long-term gain                                       108,654,441
------------------------------------------------------------------------------
Unrealized appreciation -- investments                             489,612,773
------------------------------------------------------------------------------
Temporary book/tax differences                                        (156,781)
------------------------------------------------------------------------------
Shares of beneficial interest                                    2,635,753,224
==============================================================================
Total net assets                                                $3,255,629,329
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the deferral of losses on wash sales and the recognition of unrealized gain on passive foreign investment companies. The tax-basis unrealized appreciation (depreciation) on investments amount includes appreciation (depreciation) on foreign currencies of $(460) and option contracts of $(2,769,836).

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

    On October 28, 2005, 8,726,741 Class A shares valued at $253,511,835 were redeemed by a retail investor and settled through a redemption-in-kind transaction, which resulted in a realized gain of $32,573,623 to the Fund for book purposes. From a federal income tax perspective, the realized gains are not recognized. Furthermore, the redemption may trigger limitations under the Internal Revenue Code and related regulations regarding the amount of capital loss carryforward available for future utilization by the Fund.

NOTE 11--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2005 was $1,920,588,986 and $2,475,333,714, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $523,097,583
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (30,714,514)
==============================================================================
Net unrealized appreciation of investment securities             $492,383,069
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $3,372,552,731.

NOTE 12--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of redemption in kind transactions and foreign currency transactions, on December 31, 2005, undistributed net investment income was increased by $200,800, undistributed net realized gain was decreased by $32,774,424 and shares of beneficial interest increased by $32,573,624. This reclassification had no effect on the net assets of the Fund.

AIM MID CAP CORE EQUITY FUND


NOTE 13--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

  As of February 27, 2004, the Fund's shares are offered on a limited basis.


                                               CHANGES IN SHARES OUTSTANDING
---------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------
                                                                         2005(a)                           2004
                                                              ------------------------------    ---------------------------
                                                                SHARES           AMOUNT           SHARES          AMOUNT
---------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      20,835,602    $   603,096,090     26,967,314    $758,954,877
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                         843,504         21,918,134      2,582,107      65,607,722
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         842,580         21,898,197      2,143,852      54,462,214
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                       1,296,685         37,631,695      1,569,932      44,033,714
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           1,548,272         47,299,551      1,058,147      30,243,199
===========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       5,605,543        161,383,602      5,671,172     160,721,002
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                       1,852,435         47,125,943      1,875,385      47,766,053
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                         869,534         22,094,858        867,525      22,069,827
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                         216,356          6,187,776        130,679       3,690,363
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             210,158          6,197,568        112,239       3,236,984
===========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         973,836         28,275,480      1,357,549      38,348,118
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,088,804)       (28,275,480)    (1,495,064)    (38,348,118)
===========================================================================================================================
Reacquired:
  Class A                                                     (39,953,007)    (1,167,460,066)   (20,151,373)   (567,664,458)
---------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (4,763,534)      (124,345,006)    (4,286,417)   (109,609,834)
---------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (3,001,990)       (78,439,802)    (2,745,120)    (70,061,979)
---------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (643,291)       (18,790,269)      (567,140)    (16,054,561)
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            (517,396)       (15,431,748)      (358,294)    (10,228,956)
===========================================================================================================================
                                                              (14,873,517)   $  (429,633,477)    14,732,493    $417,166,167
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 7% of the outstanding shares of the Fund. ADI has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

AIM MID CAP CORE EQUITY FUND


NOTE 14--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                 CLASS A
                                               ---------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                               ---------------------------------------------------------------------------
                                                  2005              2004            2003            2002           2001
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $    28.64        $    26.92      $    21.17      $    23.85      $  24.04
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                       0.06(a)          (0.01)(a)       (0.08)(a)       (0.09)(a)     (0.05)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         2.08              3.71            5.83           (2.56)         0.18
==========================================================================================================================
    Total from investment operations                 2.14              3.70            5.75           (2.65)         0.13
==========================================================================================================================
Less distributions:
  Dividends from net investment income                 --                --              --              --         (0.02)
--------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             (2.21)            (1.98)             --           (0.03)        (0.30)
==========================================================================================================================
    Total distributions                             (2.21)            (1.98)             --           (0.03)        (0.32)
==========================================================================================================================
Net asset value, end of period                 $    28.57        $    28.64      $    26.92      $    21.17      $  23.85
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                      7.43%            13.82%          27.10%         (11.13)%        0.56%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $2,186,823        $2,552,041      $2,025,407      $1,072,673      $490,118
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets              1.27%(c)(d)       1.30%(d)        1.41%           1.43%         1.39%
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                 0.23%(c)         (0.02)%         (0.33)%         (0.40)%       (0.22)%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                61%               56%             38%             38%           68%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $2,552,944,827.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.32% and 1.40% for the years ended December 31, 2005 and 2004, respectively.

                                                                                   CLASS B
                                               --------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
                                               --------------------------------------------------------------------------------
                                                 2005               2004               2003             2002             2001
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  25.73           $  24.54           $  19.43         $  22.03         $  22.36
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.14)(a)          (0.19)(a)          (0.21)(a)        (0.22)(a)        (0.19)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       1.85               3.36               5.32            (2.35)            0.16
===============================================================================================================================
    Total from investment operations               1.71               3.17               5.11            (2.57)           (0.03)
===============================================================================================================================
Less distributions from net realized gains        (2.21)             (1.98)                --            (0.03)           (0.30)
===============================================================================================================================
Net asset value, end of period                 $  25.23           $  25.73           $  24.54         $  19.43         $  22.03
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                    6.59%             13.00%             26.30%          (11.69)%          (0.10)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $609,073           $702,361           $702,267         $500,166         $333,783
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets            2.02%(c)           2.04%(d)           2.06%            2.08%            2.05%
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (0.52)%(c)         (0.76)%            (0.98)%          (1.05)%          (0.87)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                              61%                56%                38%              38%              68%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $647,840,829.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05% for the year ended December 31, 2004.

AIM MID CAP CORE EQUITY FUND

                                                                                          CLASS C
                                                          -----------------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------------
                                                            2005             2004           2003           2002           2001
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  25.70         $  24.51       $  19.41       $  22.00        $ 22.33
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.14)(a)        (0.19)(a)      (0.21)(a)      (0.22)(a)      (0.19)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               1.85             3.36           5.31          (2.34)          0.16
=================================================================================================================================
    Total from investment operations                          1.71             3.17           5.10          (2.56)         (0.03)
=================================================================================================================================
Less distributions from net realized gains                   (2.21)           (1.98)            --          (0.03)         (0.30)
=================================================================================================================================
Net asset value, end of period                            $  25.20         $  25.70       $  24.51       $  19.41        $ 22.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               6.60%           13.01%         26.28%        (11.66)%        (0.10)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $286,025         $324,873       $303,296       $161,487        $68,085
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                       2.02%(c)         2.04%(d)       2.06%          2.08%          2.05%
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (0.52)%(c)       (0.76)%        (0.98)%        (1.05)%        (0.87)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                         61%              56%            38%            38%            68%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $303,651,329.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.05% for the year ended December 31, 2004.

                                                                                           CLASS R
                                                              -----------------------------------------------------------------
                                                                                                                  JUNE 3, 2002
                                                                                                                   (DATE SALES
                                                                        YEAR ENDED DECEMBER 31,                   COMMENCED) TO
                                                              -------------------------------------------         DECEMBER 31,
                                                               2005              2004              2003               2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 28.54           $ 26.89           $ 21.18            $ 24.54
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.01)(a)         (0.07)(a)         (0.12)(a)          (0.07)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.06              3.70              5.83              (3.26)
===============================================================================================================================
    Total from investment operations                             2.05              3.63              5.71              (3.33)
===============================================================================================================================
Less distributions from net realized gains                      (2.21)            (1.98)               --              (0.03)
===============================================================================================================================
Net asset value, end of period                                $ 28.38           $ 28.54           $ 26.89            $ 21.18
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  7.14%            13.57%            26.96%            (13.59)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $85,631           $61,303           $27,281            $ 2,786
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                          1.52%(c)          1.54%(d)          1.56%              1.58%(e)
===============================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.02)%(c)        (0.26)%           (0.48)%            (0.55)%(e)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                            61%               56%               38%                38%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $75,055,192.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.55% for the year ended December 31, 2004.
(e)  Annualized.

AIM MID CAP CORE EQUITY FUND

                                                                                     INSTITUTIONAL CLASS
                                                              -----------------------------------------------------------------
                                                                                                                    MARCH 15,
                                                                                                                      2002
                                                                                                                   (DATE SALES
                                                                        YEAR ENDED DECEMBER 31,                   COMMENCED) TO
                                                              -------------------------------------------         DECEMBER 31,
                                                               2005              2004              2003               2002
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 29.15           $ 27.23           $ 21.27            $ 25.03
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.20(a)           0.14(a)           0.08(a)            0.04(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.12              3.76              5.88              (3.77)
===============================================================================================================================
    Total from investment operations                             2.32              3.90              5.96              (3.73)
===============================================================================================================================
Less distributions from net realized gains                      (2.21)            (1.98)               --              (0.03)
===============================================================================================================================
Net asset value, end of period                                $ 29.26           $ 29.15           $ 27.23            $ 21.27
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                                  7.92%            14.40%            28.02%            (14.92)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $88,077           $51,579           $26,056            $ 4,817
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                          0.82%(c)          0.80%(d)          0.76%              0.82%(e)
===============================================================================================================================
Ratio of net investment income to average net assets             0.68%(c)          0.48%             0.32%              0.21%(e)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                            61%               56%               38%                38%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $65,898,999.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.81% for the year ended December 31, 2004.
(e)  Annualized.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W.

AIM MID CAP CORE EQUITY FUND

Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, this lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in motions to dismiss shareholder class action and derivative complaints that were filed in unrelated lawsuits. On November 3, 2005, the MDL Court issued short opinions for the most part applying these rulings to the AIM and IFG lawsuits. The MDL Court dismissed all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"). The Court dismissed all claims asserted in the class action complaint but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, (ii) the excessive fee claim under
Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and
(iii) the MDL Court deferred ruling on the "control person liability" claim under Section 48 of the 1940 Act. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

  At the MDL Court's request, the parties submitted proposed orders implementing these rulings in the AIM and IFG lawsuits. The MDL Court has not entered any orders on the motions to dismiss in these lawsuits and it is possible the orders may differ in some respects from the rulings described above. Based on the MDL Court's opinion and both parties' proposed orders, however, all claims asserted against the Funds that have been transferred to the MDL Court will be dismissed, although certain Funds will remain nominal defendants in the derivative lawsuit.

  On December 6, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' omnibus motion to dismiss the ERISA complaints. The ruling was issued in unrelated lawsuits that are similar to the ERISA lawsuits brought against AIM and IFG and related entities. The MDL Court: (i) denied the motion to dismiss on the grounds that the plaintiffs lack standing or that the defendants' investments in company stock are entitled to a presumption of prudence; (ii) granted the motion to dismiss as to defendants not named in the employee benefit plan documents as fiduciaries but gave plaintiffs leave to replead facts sufficient to show that such defendants acted as de facto fiduciaries; and (iii) confirmed plaintiffs' withdrawal of their prohibited transactions and misrepresentations claims.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices,

AIM MID CAP CORE EQUITY FUND
including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM MID CAP CORE EQUITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Growth Series and Shareholders of AIM Mid Cap Core Equity Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Mid Cap Core Equity Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 17, 2006
Houston, Texas

AIM MID CAP CORE EQUITY FUND

TRUSTEES AND OFFICERS

As of December 31, 2005



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)

                                                  Formerly: President and Chief Executive    None
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director and President, A I M Advisors,
                                                  Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc.; Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division

                                                  Formerly: Director, Chairman, President    None
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985           Retired
   Trustee

                                                  Formerly: Partner, law firm of Baker &     Badgley Funds, Inc. (registered
                                                  McKenzie                                   investment company (2 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation

                                                  Formerly: Director, President and Chief    None
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First
   Trustee                                        Century Group, Inc. (government affairs
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.

                                                  Formerly: Chief Executive Officer,         Administaff, and Discovery Global
                                                  Texana Timber LP (sustainable forestry     Education Fund (non-profit)
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM MID CAP CORE EQUITY FUND

As of December 31, 2005



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    None
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company

                                                  Formerly: Senior Vice President and        N/A
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.

                                                  Formerly: Senior Vice President and        N/A
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.

                                                  Formerly: Senior Vice President, AIM       N/A
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            &                        P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   Frankel LLP              Houston, TX 77210-4739   Boston, MA 02110-2801
                              1177 Avenue of the
                              Americas
                              New York, NY 10036-2714

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2005, 41.35% is eligible for the dividends received deduction for corporations. The Fund distributed long-term capital gains of $192,737,340 for the Fund's tax year ended December 31, 2005.

For its tax year ended December 31, 2005, the Fund designates 52.56%, or the maximum amount allowable, of its dividend distribution as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended December 31, 2005, the Fund designates 0%, or the maximum amount allowable of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

The Fund designates qualified short-term capital gain distributions exempt from U.S. income tax for non-resident alien shareholders of $45,008,633 for the Fund's tax year ended December 31, 2005.

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended March 31, 2005, June 30, 2005, September 30, 2005 and December 31, 2005 are 23.21%, 21.49%, 18.16% and 17.19%, respectively.



          DOMESTIC EQUITY                     INTERNATIONAL/GLOBAL EQUITY                        FIXED INCOME

AIM Aggressive Growth Fund             AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*               AIM Developing Markets Fund
AIM Basic Value Fund                   AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund                     AIM European Small Company Fund(1)            AIM High Yield Fund
AIM Capital Development Fund           AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                       AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                 AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund          AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund                      AIM International Core Equity Fund            AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund         AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund              AIM International Small Company Fund(1)       Premier Portfolio
AIM Mid Cap Basic Value Fund           AIM Trimark Fund                              Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund                            SECTOR EQUITY                     TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund              AIM Advantage Health Sciences Fund            AIM High Income Municipal Fund(1)
AIM Opportunities III Fund             AIM Energy Fund                               AIM Municipal Bond Fund
AIM Premier Equity Fund                AIM Financial Services Fund                   AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund                 AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                 AIM Global Real Estate Fund                   Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund              AIM Gold & Precious Metals Fund
AIM Small Cap Growth Fund(1)           AIM Leisure Fund                                    AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund          AIM Multi-Sector Fund
AIM Summit Fund                        AIM Real Estate Fund(1)                       AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund              AIM Technology Fund                           AIM Growth Allocation Fund(2)
AIM Trimark Small Companies Fund       AIM Utilities Fund                            AIM Moderate Allocation Fund
AIM Weingarten Fund                                                                  AIM Moderate Growth Allocation Fund
                                                                                     AIM Moderately Conservative Allocation Fund
*Domestic equity and income fund
                                                                                           DIVERSIFIED PORTFOLIOS

                                                                                     AIM Income Allocation Fund
                                                                                     AIM International Allocation Fund

                                       ============================================================================================
                                       CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND
                                       OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ
                                       IT CAREFULLY BEFORE INVESTING.
                                       ============================================================================================


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.


AIMinvestments.com             MCCE-AR-1              A I M Distributors, Inc.



                                        YOUR GOALS. OUR SOLUTIONS.  --Registered Trademark--
------------------------------------------------------------------------------------------
Mutual       Retirement     Annuities     College      Separately    Offshore    Cash              [AIM INVESTMENTS LOGO]
Funds        Products                     Savings      Managed       Products    Management        --Registered Trademark--
                                          Plans        Accounts
------------------------------------------------------------------------------------------

                                                    AIM MODERATE ALLOCATION FUND
                               Annual Report to Shareholders o December 31, 2005


                                  [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM MODERATE ALLOCATION FUND SEEKS TOTAL RETURN CONSISTENT WITH A MODERATE LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented in this report is as of December 31, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          policies without the approval of the Fund.   --Registered Trademark-- Index) is an
                                             If that were to occur, the Fund might be     index of common stocks frequently used as
o Class B shares are not available as an     forced to withdraw its investments from      a general measure of U.S. stock market
investment for retirement plans maintained   the underlying funds at a time that is       performance.
pursuant to Section 401 of the Internal      unfavorable to the Fund.
Revenue Code, including 401(k) plans,                                                     o The unmanaged LIPPER BALANCED FUND INDEX
money purchase pension plans and profit      PRINCIPAL RISKS OF INVESTING IN THE          represents an average of the 30 largest
sharing plans, except for plans that have    UNDERLYING FUNDS                             balanced funds tracked by Lipper, Inc., an
existing accounts invested in Class B                                                     independent mutual fund performance
shares.                                      o Investing in a mutual fund that invests    monitor. It is calculated daily, with
                                             in international securities presents         adjustments for distributions as of the
o Class R shares are available only to       certain risks not associated with            ex-dividend dates.
certain retirement plans. Please see the     investing solely in the United States.
prospectus for more information.             These include risks relating to              o The CUSTOM MODERATE ALLOCATION INDEX
                                             fluctuations in the value of the U.S.        used in this report is composed of 42.5%
PRINCIPAL RISKS OF INVESTING IN THE FUND     dollar relative to the values of other       Russell 3000 Index, 17.5% MSCI EAFE Index,
                                             currencies, the custody arrangements made    25% Lehman U. S. Aggregate Bond Index, 5%
o The Fund is a "fund of funds," which       for the Fund's foreign holdings,             Lehman 1-3 Year Government/Credit Index
means that it invests its assets in other    differences in accounting, political risks   and 10% Lehman High Yield Index.
underlying mutual funds advised by A I M     and the lesser degree of public
Advisors, Inc.                               information required to be provided by       o The unmanaged RUSSELL 3000--Registered
                                             non-U.S. companies.                          Trademark-- INDEX is an index of common
o Investors will bear not just their share                                                stocks that measures performance of the
of the Fund's operational expenses, but      o Investing in a Fund that invests in        largest 3,000 U.S. companies based on
also, indirectly, the operating expenses     smaller companies involves greater risk      market capitalization.
of the underlying funds.                     than investing in more established
                                             companies, such as business risk,            o The unmanaged MSCI Europe, Australasia
o The advisor may change the Fund's asset    significant stock price fluctuations and     and the Far East Index (the MSCI EAFE
class allocations, the underlying funds or   illiquidity.                                 --Registered Trademark-- INDEX) is a group
the target weightings in the underlying                                                   of foreign securities tracked by Morgan
funds at its discretion.                     o A change in interest rates will affect     Stanley Capital International.
                                             the performance of the Fund's investments
o The advisor has the ability to select      in fixed-income mutual funds.                o The unmanaged LEHMAN BROTHERS U.S.
and substitute the underlying funds in                                                    AGGREGATE BOND INDEX, which represents the
which the Fund invests, and may be subject   o Investing in funds that invest in          U.S. investment-grade fixed-rate bond
to potential conflicts of interest in        higher-yielding, lower-rated debt            market (including government and corporate
selecting underlying funds because it may    securities (commonly known as "junk          securities, mortgage pass-through
receive higher fees from certain             bonds") has a greater risk of price          securities and asset-backed securities),
underlying funds than others. However, as    fluctuation and loss of principal and        is compiled by Lehman Brothers.
a fiduciary to the Fund, the advisor is      income than investing in funds that invest
required to act in the Fund's best           in U.S. government securities such as U.S.   o The unmanaged LEHMAN BROTHERS 1-3 YEAR
interest when selecting the underlying       Treasury bills, notes and bonds.             GOVERNMENT/CREDIT INDEX, which represents
funds.                                       Treasuries are guaranteed by the             the performance of short-term government
                                             government for repayment of principal and    and investment-grade corporate debt
o There is a risk that the advisor's         interest if held to maturity. Fund shares    securities, is compiled by Lehman
evaluations and assumptions regarding the    are not insured, and their value and yield   Brothers.
Fund's broad asset classes or the            will vary with market conditions.
underlying funds in which the Fund invests   Investors should carefully assess the risk   o The unmanaged LEHMAN BROTHERS HIGH YIELD
may be incorrect based on actual market      associated with an investment in the Fund.   INDEX, which represents the performance of
conditions. There can be no assurance that                                                high-yield debt securities, is compiled by
the underlying funds will achieve their      ABOUT INDEXES USED IN THIS REPORT            Lehman Brothers.
investment objectives, and the performance
of the underlying funds may be lower than    o The unmanaged Standard & Poor's
that of the asset class they were selected   Composite Index of 500 Stocks (the S&P 500
to represent. The underlying funds may
change their investment objectives or                                                     Continued on Page 7

=======================================================================================   ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares                       AMKAX
=======================================================================================   Class B Shares                       AMKBX
                                                                                          Class C Shares                       AMKCX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                     Class R Shares                       AMKRX
                                                                                          ==========================================
AIMinvestments.com

AIM MODERATE ALLOCATION FUND


                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    Although many concerns weighed on investors' minds during
                    the year covered by this report, stocks posted gains for the
      [GRAHAM       period. Domestically, the broad-based S&P 500 Index returned
       PHOTO]       4.91%. Internationally, Morgan Stanley's MSCI World Index
                    rose 9.49%. Concern about the inflationary potential of rising energy costs was frequently cited as a major cause of market restraint.

                       Within the indexes, there was considerable variability in
                    the performance of different sectors and markets.
  ROBERT H. GRAHAM  Domestically, energy sector performance far outpaced all other sectors in the S&P 500 Index, reflecting rising oil and gas prices. Overseas, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                       One could make a strong argument for global
                    diversification of a stock portfolio using the performance data for the year ended December 31, 2005. Of course, your
    [WILLIAMSON     financial advisor is the person most qualified to help you
       PHOTO]       decide whether such diversification is appropriate for you.

                       A number of key developments affected markets and the
                    economy in 2005:

                       o Hurricane Katrina, which devastated New Orleans in
                         August, had numerous economic repercussions and dealt a
 MARK H. WILLIAMSON      short-term setback to consumer confidence. However,
                         consumer confidence rebounded toward the end of the year, with the Conference Board crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                       o The nation's gross domestic product (GDP), the broadest
                         measure of economic activity, increased at a healthy rate throughout much of the year. The Bureau of Economic Analysis of the U.S. Department of Commerce reported that the nation's GDP grew at annualized rates of 3.8%, 3.3% and 4.1% for the first, second and third quarters of the year, respectively.

                       o For the second straight year, the economy created 2
                         million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                       o The Federal Reserve Board (the Fed) continued its
                         tightening policy, raising the key federal funds target rate to 4.25% by the end of the year. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                       o Gasoline prices, which soared to a nationwide average
                         of slightly more than $3.08 per gallon on September 5 following Hurricane Katrina, had dropped by more than 80 cents by mid-December, according to the U.S. Energy Information Administration.

                       For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the year, please turn to Page 3.

                    YOUR FUND

                    Further information about the markets, your Fund, and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark-- . If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.


                    Sincerely,
                    /S/ ROBERT H. GRAHAM              /S/ MARK H. WILLIAMSON

                    Robert H. Graham                  Mark H. Williamson
                    President & Vice Chair,           President, A I M Advisors,
                     AIM Funds                         Inc.

                    February 9, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MODERATE ALLOCATION FUND


[Crockett Photo]    Dear Fellow AIM Fund Shareholders:
Bruce L. Crockett
                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's independent chair--I can assure you that shareholder interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                       Some highlights of 2005 board activity:

                       o Board approval of voluntary fee reductions, which are
                         saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Board approval for the merger of 14 funds into other
                         AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                       o Board approval for portfolio management changes at 11
                         funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                       In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /S/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    February 9, 2006

AIM MODERATE ALLOCATION FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               volatility by limiting exposure to any
                                                                                          area of the market that may be
=======================================================================================   underperforming.
PERFORMANCE SUMMARY
                                             ==========================================      We determine target asset class
AIM Moderate Allocation Fund produced        FUND VS. INDEXES                             weightings and underlying fund selections
positive performance at net asset value                                                   for the Fund and also monitor the Fund on
for the year ended December 31, 2005. The    TOTAL RETURNS, 12/31/04-12/31/05, EXCLUDING  an ongoing basis. The underlying funds are
Fund significantly outperformed the broad    APPLICABLE SALES CHARGES. IF SALES CHARGES   actively managed by their respective
stock market, as represented by the S&P      WERE INCLUDED, RETURNS WOULD BE LOWER.       management teams based on the individual
500 Index, mainly because of the fund's                                                   fund objectives, investment strategies and
exposure to market areas not represented     Class A Shares                       7.47%   management techniques.
in that index.
                                             Class B Shares                       6.66       While the weightings of various
   Your Fund benefited from its broad                                                     underlying funds in the portfolio may vary
diversification during the period, with      Class C Shares                       6.66    from their targets during the year due to
exposure to a number of areas of the                                                      market movements, we rebalance the
market that performed particularly well.     Class R Shares                       7.21    portfolio annually to maintain its target
The Fund's holdings in international                                                      asset class allocations.
stocks as well as small- and mid-cap         S&P 500 Index (Broad Market Index)   4.91
stocks made significant contributions to                                                  MARKET CONDITIONS AND YOUR FUND
performance during the period.               Custom Moderate Allocation Index
Additionally, the Fund's significant         (Style-specific Index)               4.67    Equity markets experienced considerable
allocation to fixed income holdings (40%)                                                 volatility during the year. Investors
served as ballast and helped to mitigate     Lipper Balanced Fund Index                   endured record-high oil and gas prices, a
the volatility of the equity markets.        (Peer Group Index)                   5.20    volatile U.S. dollar and rising interest
                                                                                          rates. Nevertheless, corporate spending
   The Fund also performed better than the   SOURCE: LIPPER, INC.                         and earnings continued to improve, and the
                                                                                          domestic equity market finished the year
                                             ==========================================   with positive returns.

                                             Custom Moderate Allocation Index, which         Most broad equity market sectors had
                                             approximates the performance of the types    muted or negative returns for the year
                                             of holdings owned by the Fund's underlying   except energy and utilities. Energy
                                             funds.                                       rallied in response to the high oil
                                                                                          prices, and utilities benefited from
                                                Your Fund's long-term performance is      continued strong demand in relation to the
                                             shown on Pages 6 and 7 of this report.       available production capacity.

=======================================================================================      The health care sector also showed
                                                                                          moderate strength. Investors were
HOW WE INVEST                                stock funds, which represent 60% of the      attracted to this more defensive sector as
                                             portfolio's target allocation, and three     they saw improving fundamentals such as
The Fund invests in 11 underlying funds      bond funds, which represent the remaining    stronger balance sheets and cash-flow
diversified among asset classes (stocks      40%.                                         growth.
and bonds), investment styles (value,
blend/core and growth), regions (domestic       This broad diversification is designed
and international) and market                to maximize the probability that during
capitalizations (small, mid and large).      any given period, the portfolio will be
These underlying funds include eight         exposed to market areas that perform well,
                                             while also minimizing                                                       (continued)

==========================================   ==========================================   ==========================================
PORTFOLIO COMPOSITION
                                                                                                    TARGET     % OF TOTAL NET ASSETS
ASSET CLASS                                       FUND                                            ALLOCATION       AS OF 12/31/05

Large Cap Value                                   AIM Large Cap Basic Value Fund                     10.0%              10.0%

Large Cap Growth                                  AIM Large Cap Growth Fund                          12.5               12.7

Mid Cap Value                                     AIM Mid Cap Basic Value Fund                        5.0                5.1

Mid Cap Growth                                    AIM Capital Development Fund                        5.0                5.1

Small Cap                                         AIM Trimark Small Companies Fund                    5.0                5.1

International/Global Growth                       AIM International Growth Fund                       7.5                8.1

International/Global Blend                        AIM International Core Equity Fund                 10.0               10.5

Sector                                            AIM Multi-Sector Fund                               5.0                5.2

Intermediate Term Investment Grade                AIM Total Return Bond Fund                         25.0               23.7

Short Term Investment Grade                       AIM Short Term Bond Fund                            5.0                4.8

Taxable Non-Investment Grade                      AIM High Yield Fund                                10.0                9.7

                                                                                                TOTAL NET ASSETS      $414.5 MILLION

The Fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge. The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.

==========================================   ==========================================   ==========================================

AIM MODERATE ALLOCATION FUND

   International equity markets posted       interest rates. Meanwhile, stagnant job      To fulfill that requirement, the Fund was
another year of strong performance,          growth, uncertainty about employment and     designed to improve investors' chances
significantly outperforming the domestic     overseas demand for U.S. Treasuries caused   that during any given period, the
equity market for the fourth consecutive     long-term rates to hold steady or retreat    portfolio would include some market areas
year.                                        during the year. As a result, short-term     that would perform well, and limit
                                             rates increased significantly while          exposure to any market areas that might be
   All 11 of the Fund's underlying funds     long-term rates were generally flat to       underperforming. The percentage of the
contributed positively to Fund performance   down.                                        Fund's net assets invested in each of the
for the year. Within the Fund's 60% target                                                underlying funds was set at target levels
equity component, six of the eight funds                                                  at the Fund's inception to provide broad
finished the year with double-digit                     All 11 of the Fund's              diversification across asset classes,
returns, making significant contributions                 underlying funds                investment styles, regions and market
to Fund performance:                                   contributed positively             capitalizations.
                                                        to Fund performance
o AIM International Growth Fund was the                     for the year.                    We remain committed to these
leading contributor during the period, due                                                strategies, and as always, we thank you
in part to the buoyant international stock                                                for your continued investment in AIM
markets. Additionally, the fund                 In this environment, the Fund's target    Moderate Allocation Fund.
outperformed its benchmark, with             40% allocation to fixed-income securities
especially strong contributions due to       helped to minimize the impact of             The views and opinions expressed in
favorable stock selection in the             equity-market volatility. The Fund's 25%     management's discussion of Fund
financials, energy and consumer              target allocation to AIM Total Return Bond   performance are those of A I M Advisors,
discretionary sectors.                       Fund made the largest contribution. AIM      Inc. These views and opinions are subject
                                             Total Return Bond Fund was managed with an   to change at any time based on factors
o AIM Multi-Sector Fund made a significant   expectation that interest rates would        such as market and economic conditions.
contribution to Fund results. Its            continue to rise. As the year progressed,    These views and opinions may not be relied
performance was driven primarily by the      the fund's managers selectively lengthened   upon as investment advice or
fund's energy holdings, which benefited      the fund's duration (a measure of a fund's   recommendations, or as an offer for a
from the year's record-high oil prices.      price sensitivity to interest rate           particular security. The information is
The fund's results were also boosted by a    changes), but maintained a duration          not a complete analysis of every aspect of
fourth-quarter rally in the information      slightly shorter than the Lehman U.S.        any market, country, industry, security or
technology sector, led by new consumer       Aggregate Bond Index, a measure of the       the Fund. Statements of fact are from
electronics products and internet-related    performance of U.S. investment-grade         sources considered reliable, but A I M
services. Health care and financials         bonds. This defensive posture benefited      Advisors, Inc. makes no representation or
holdings also made strong contributions.     AIM Total Return Bond Fund's performance     warranty as to their completeness or
                                             in this environment.                         accuracy. Although historical performance
o AIM International Core Equity Fund's                                                    is no guarantee of future results, these
performance was also driven by the vigor        The Fund's other two fixed income         insights may help you understand our
of the international stock market during     funds, AIM Short Term Bond Fund and AIM      investment management philosophy.
the period. In particular, the fund's        High Yield Fund, made positive but more
results were boosted by heavy exposure to    modest contributions to Fund results for            See important Fund and index
European financial stocks, which benefited   the year.                                         disclosures inside front cover.
from a historically low interest-rate
environment.                                    The positive results of the Fund                              GARY WENDLER, Senior
                                             demonstrate the advantages of                      [WENDLER      Vice President, is
o AIM Capital Development Fund and AIM Mid   diversification. The Fund benefited from            PHOTO]       manager of AIM
Cap Basic Value Fund benefited from strong   strong performance in a variety of                               Moderate Allocation
stock selection as well as from a market     different areas of the equity                                    Fund. He began his
trend. Both funds focus on                   markets--including holdings diversified      career in the investment industry in 1986
mid-capitalization stocks, and mid-caps      across market capitalization ranges,         and joined AIM in 1995. Mr. Wendler holds
outperformed small-cap and large-cap         sectors and geographic regions. The Fund's   a B.B.A. in finance from Texas A&M
stocks for the year.                         fixed-income holdings provided a further     University.
                                             boost and served as ballast, helping to
o AIM Trimark Small Companies Fund           counteract the volatility of the equity
benefited from strong stock selection,       holdings.
significantly outperforming small-cap
benchmarks and peers during the period.      IN CLOSING

   The U.S. fixed income market              AIM Moderate Allocation Fund is intended
experienced a flattening of the yield        for the investor with a moderate risk
curve during the year, as short-term         tolerance.
interest rates rose and longer-term rates
held steady or declined. Though gross                                                               [RIGHT ARROW GRAPHIC]
domestic product growth remained moderate,
concerns about inflation led the Federal                                                  FOR A PRESENTATION OF YOUR FUND'S
Reserve to continue gradually raising                                                     LONG-TERM PERFORMANCE RECORD, PLEASE SEE
short-term                                                                                PAGES 6 AND 7.

AIM MODERATE ALLOCATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      are incurred directly by the underlying      cumulative total returns at net asset
                                             funds and are deducted from the value of     value after expenses for the six months
As a shareholder of the Fund, you incur      the funds your Fund invests in. The effect   ended December 31, 2005, appear in the
two types of costs: (1) transaction costs,   of the estimated underlying fund expenses    table "Cumulative Total Returns" on Page
which may include sales charges (loads) on   that you bear indirectly is included in      7.
purchase payments; contingent deferred       your Fund's total return.
sales charges on redemptions; and                                                            The hypothetical account values and
redemption fees, if any; and (2) ongoing     ACTUAL EXPENSES                              expenses may not be used to estimate the
costs, including distribution and/or                                                      actual ending account balance or expenses
service fees (12b-1); and other Fund         The table below provides information about   you paid for the period. You may use this
expenses. This example is intended to help   actual account values and actual expenses.   information to compare the ongoing costs
you understand your ongoing costs (in        You may use the information in this table,   of investing in the Fund and other funds.
dollars) of investing in the Fund and to     together with the amount you invested, to    To do so, compare this 5% hypothetical
compare these costs with ongoing costs of    estimate the expenses that you paid over     example with the 5% hypothetical examples
investing in other mutual funds. The         the period. Simply divide your account       that appear in the shareholder reports of
example is based on an investment of         value by $1,000 (for example, an $8,600      the other funds.
$1,000 invested at the beginning of the      account value divided by $1,000 = 8.6),
period and held for the entire period July   then multiply the result by the number in       Please note that the expenses shown in
1, 2005, through December 31, 2005.          the table under the heading entitled         the table are meant to highlight your
                                             "Actual Expenses Paid During Period" to      ongoing costs only and do not reflect any
   In addition to the fees and expenses      estimate the expenses you paid on your       transactional costs, such as sales charges
which the Fund bears directly, the Fund      account during this period.                  (loads) on purchase payments, contingent
indirectly bears a pro rata share of the                                                  deferred sales charges on redemptions, and
fees and expenses of the underlying funds    HYPOTHETICAL EXAMPLE FOR COMPARISON          redemption fees, if any. Therefore, the
in which your Fund invests. The amount of    PURPOSES                                     hypothetical information is useful in
fees and expenses incurred indirectly by                                                  comparing ongoing costs only, and will not
your Fund will vary because the underlying   The table below also provides information    help you determine the relative total
funds have varied expenses and fee levels    about hypothetical account values and        costs of owning different funds. In
and the Fund may own different proportions   hypothetical expenses based on the Fund's    addition, expenses shown in the table do
of the underlying funds at different         actual expense ratio and an assumed rate     not include the expenses of the underlying
times. Estimated underlying fund expenses    of return of 5% per year before expenses,    funds, which are borne indirectly by the
are not expenses that are incurred           which is not the Fund's actual return. The   Fund. If transactional costs and indirect
directly by your Fund. They are expenses     Fund's actual                                expenses were included, your costs would
that                                                                                      have been higher.

====================================================================================================================================

                                     ACTUAL                                HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING             ENDING               EXPENSES         ENDING            EXPENSES         ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE       PAID DURING        EXPENSE
CLASS             (7/01/05)          (12/31/05)(1)          PERIOD(2,3)      (12/31/05)        PERIOD(2,4)         RATIO
  A               $1,000.00            $1,062.00               $1.56         $1,023.69           $1.53              0.30%
  B                1,000.00             1,058.80                5.45          1,019.91            5.35              1.05
  C                1,000.00             1,058.80                5.45          1,019.91            5.35              1.05
  R                1,000.00             1,061.40                2.86          1,022.43            2.80              0.55

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
    31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2005, appear in the table "Cumulative Total Returns" on Page 7.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective on January 1, 2006, the advisor contractually agreed to waive fees or reimburse expenses to the extent necessary to limit other expenses on Class A, B, C and R shares to 0.12%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.37%, 1.12%, 1.12% and 0.62% for the Class A, B, C and R shares, respectively.

(3) The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $1.92, $5.81, $5.81 and $3.22 for the Class A, B, C and R shares, respectively.

(4) The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $1.89, $5.70, $5.70 and $3.16 for the Class A, B, C and R shares, respectively.

                                                                                          [ARROW
                                                                                          BUTTON    For More Information Visit
                                                                                          IMAGE]        AIMinvestments.com
====================================================================================================================================

AIM MODERATE ALLOCATION FUND


YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
Fund and index data from 4/30/04


====================================================================================================================================

                                           [MOUNTAIN CHART]

             AIM MODERATE       AIM MODERATE       AIM MODERATE       AIM MODERATE
           ALLOCATION FUND-   ALLOCATION FUND-   ALLOCATION FUND-   ALLOCATION FUND-  LIPPER BALANCED   S&P 500    CUSTOM MODERATE
 DATE       CLASS A SHARES     CLASS B SHARES     CLASS C SHARES     CLASS R SHARES      FUND INDEX      INDEX     ALLOCATION INDEX
4/30/04         $ 9450             $10000             $10000             $10000            $10000        $10000         $10000
   5/04           9488              10030              10040              10040             10044         10137          10038
   6/04           9658              10210              10210              10220             10201         10334          10192
   7/04           9412               9940               9940               9960             10009          9992          10012
   8/04           9450               9980               9980               9990             10070         10032          10108
   9/04           9639              10179              10179              10200             10220         10141          10242
  10/04           9790              10329              10329              10360             10330         10296          10416
  11/04          10121              10669              10669              10710             10608         10712          10736
  12/04          10381              10943              10943              10980             10873         11077          11023
   1/05          10276              10823              10823              10869             10733         10807          10878
   2/05          10457              11003              11004              11051             10885         11034          11061
   3/05          10295              10832              10832              10879             10735         10839          10886
   4/05          10134              10651              10651              10707             10606         10633          10770
   5/05          10343              10872              10873              10929             10849         10971          10995
   6/05          10506              11023              11024              11091             10927         10987          11091
   7/05          10725              11255              11255              11323             11170         11395          11194
   8/05          10782              11306              11306              11383             11202         11291          11240
   9/05          10868              11386              11386              11463             11247         11383          11328
  10/05          10697              11195              11205              11282             11070         11193          11149
  11/05          10964              11477              11477              11564             11339         11616          11402
  12/05          11158              11273              11673              11772             11438         11620          11538

====================================================================================================================================

                                                                                                                SOURCE: Lipper, Inc.

Past performance cannot guarantee            investment in the Fund at the close of the   not. Performance shown in the chart and
comparable future results.                   reporting period and paid the applicable     table does not reflect deduction of taxes
                                             contingent deferred sales charges. Index     a shareholder would pay on Fund
   The data shown in the chart include       results include reinvested dividends, but    distributions or sale of Fund shares.
reinvested distributions, applicable sales   they do not reflect sales charges.           Performance of the indexes does not
charges, Fund expenses and management        Performance of an index of funds reflects    reflect the effects of taxes.
fees. Results for Class B shares are         fund expenses and management fees;
calculated as if a hypothetical              performance of a market index does
shareholder had liquidated his entire

AIM MODERATE ALLOCATION FUND

==========================================
AVERAGE ANNUAL TOTAL RETURNS                 THE PERFORMANCE DATA QUOTED REPRESENT PAST   CDSC ON CLASS B SHARES DECLINES FROM 5%
                                             PERFORMANCE AND CANNOT GUARANTEE             BEGINNING AT THE TIME OF PURCHASE TO 0% AT
As of 12/31/05, including applicable sales   COMPARABLE FUTURE RESULTS; CURRENT           THE BEGINNING OF THE SEVENTH YEAR. THE
charges                                      PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   CDSC ON CLASS C SHARES IS 1% FOR THE FIRST
                                             VISIT AIMINVESTMENTS.COM FOR THE MOST        YEAR AFTER PURCHASE. CLASS R SHARES DO NOT
CLASS A SHARES                               RECENT MONTH-END PERFORMANCE. PERFORMANCE    HAVE A FRONT-END SALES CHARGE; RETURNS
Inception (4/30/04)                  6.78%   FIGURES REFLECT REINVESTED DISTRIBUTIONS,    SHOWN ARE AT NET ASSET VALUE AND DO NOT
 1 Year                              1.59    CHANGES IN NET ASSET VALUE AND THE EFFECT    REFLECT A 0.75% CDSC THAT MAY BE IMPOSED
                                             OF THE MAXIMUM SALES CHARGE UNLESS           ON A TOTAL REDEMPTION OF RETIREMENT PLAN
CLASS B SHARES                               OTHERWISE STATED. INVESTMENT RETURN AND      ASSETS WITHIN THE FIRST YEAR.
Inception (4/30/04)                  7.43%   PRINCIPAL VALUE WILL FLUCTUATE SO THAT YOU
 1 Year                              1.66    MAY HAVE A GAIN OR LOSS WHEN YOU SELL           THE PERFORMANCE OF THE FUND'S SHARE
                                             SHARES.                                      CLASSES WILL DIFFER DUE TO DIFFERENT SALES
CLASS C SHARES                                                                            CHARGE STRUCTURES AND CLASS EXPENSES.
Inception (4/30/04)                  9.70%      CLASS A SHARE PERFORMANCE REFLECTS THE
 1 Year                              5.66    MAXIMUM 5.50% SALES CHARGE, AND CLASS B         HAD THE ADVISOR NOT WAIVED FEES AND/OR
                                             AND CLASS C SHARE PERFORMANCE REFLECTS THE   REIMBURSED EXPENSES, PERFORMANCE WOULD
CLASS R SHARES                               APPLICABLE CONTINGENT DEFERRED SALES         HAVE BEEN LOWER.
Inception (4/30/04)                 10.26%   CHARGE (CDSC) FOR THE PERIOD INVOLVED. THE
 1 Year                              7.21
==========================================
CUMULATIVE TOTAL RETURNS

6 months ended 12/31/05, excluding
applicable sales charges

Class A Shares                       6.20%
Class B Shares                       5.88
Class C Shares                       5.88
Class R Shares                       6.14
==========================================


Continued from inside front cover

o Lehman Brothers is a global investment     transactions. Generally accepted             N-Q on the SEC's Web site at sec.gov.
bank.                                        accounting principles require adjustments    Copies of the Fund's Forms N-Q may be
                                             to be made to the net assets of the Fund     reviewed and copied at the SEC's Public
o The unmanaged MSCI WORLD INDEX is a        at period end for financial reporting        Reference Room at 450 Fifth
group of global securities tracked by        purposes, and as such, the net asset         Street, N.W., Washington, D.C. 20549-0102.
Morgan Stanley Capital International.        values for shareholder transactions and      You can obtain information on the
                                             the returns based on those net asset         operation of the Public Reference Room,
o The Fund is not managed to track the       values may differ from the net asset         including information about duplicating
performance of any particular index,         values and returns reported in the           fee charges, by calling 202-942-8090 or
including the indexes defined here, and      Financial Highlights.                        800-732-0330, or by electronic request at
consequently, the performance of the Fund                                                 the following e-mail address:
may deviate significantly from the           o The Conference Board is a not-for-profit   publicinfo@sec.gov. The SEC's file numbers
performance of the indexes.                  organization that conducts research and      for the Fund are 811-02699 and 2-57526.
                                             publishes information and analysis to help
o A direct investment cannot be made in an   businesses strengthen their performance.     A description of the policies and
index. Unless otherwise indicated, index                                                  procedures that the Fund uses to determine
results include reinvested dividends, and    The Fund provides a complete list of its     how to vote proxies relating to portfolio
they do not reflect sales charges.           holdings four times in each fiscal year,     securities is available without charge,
Performance of an index of funds reflects    at the quarter-ends. For the second and      upon request, from our Client Services
fund expenses; performance of a market       fourth quarters, the lists appear in the     department at 800-959-4246 or on the AIM
index does not.                              Fund's semiannual and annual reports to      Web site, AIMinvestments.com. On the home
                                             shareholders. For the first and third        page, scroll down and click on AIM Funds
OTHER INFORMATION                            quarters, the Fund files the lists with      Proxy Policy. The information is also
                                             the Securities and Exchange Commission       available on the SEC's Web site, sec.gov.
o The returns shown in management's          (SEC) on Form N-Q. The most recent list of
discussion of Fund performance are based     portfolio holdings is available at           Information regarding how the Fund voted
on net asset values calculated for           AIMinvestments.com. From our home page,      proxies related to its portfolio
shareholder                                  click on Products & Performance, then        securities during the 12 months ended June
                                             Mutual Funds, then Fund Overview. Select     30, 2005, is available at our Web site. Go
                                             your Fund from the drop-down menu and        to AIMinvestments.com, access the About Us
                                             click on Complete Quarterly Holdings.        tab, click on Required Notices and then
                                             Shareholders can also look up the Fund's     click on Proxy Voting Activity. Next,
                                             Forms                                        select the Fund from the drop-down menu.
                                                                                          The information is also available on the
                                                                                          SEC's Web site, sec.gov.

AIM MODERATE ALLOCATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Growth Series   o The nature and extent of the advisory      o Expense limitations and fee waivers. The
(the "Board") oversees the management of     services to be provided by AIM. The Board    Board noted that AIM has contractually
AIM Moderate Allocation Fund (the "Fund")    reviewed the services to be provided by      agreed to waive fees and/or limit expenses
and, as required by law, determines          AIM under the Advisory Agreement. Based on   of the Fund through December 31, 2005 in
annually whether to approve the              such review, the Board concluded that the    an amount necessary to limit other
continuance of the Fund's advisory           range of services to be provided by AIM      expenses to a specified percentage of
agreement with A I M Advisors, Inc.          under the Advisory Agreement was             average daily net assets for each class of
("AIM"). Based upon the recommendation of    appropriate and that AIM currently is        the Fund. The Board considered the
the Investments Committee of the Board,      providing services in accordance with the    contractual nature of this fee
which is comprised solely of independent     terms of the Advisory Agreement.             waiver/expense limitation and noted that
trustees, at a meeting held on June 30,                                                   it remains in effect through December 31,
2005, the Board, including all of the        o The quality of services to be provided     2005. The Board considered the effect this
independent trustees, approved the           by AIM. The Board reviewed the credentials   fee waiver/expense limitation would have
continuance of the advisory agreement (the   and experience of the officers and           on the Fund's estimated expenses and
"Advisory Agreement") between the Fund and   employees of AIM who will provide            concluded that the levels of fee
AIM for another year, effective July 1,      investment advisory services to the Fund.    waivers/expense limitations for the Fund
2005.                                        In reviewing the qualifications of AIM to    were fair and reasonable.
                                             provide investment advisory services, the
   The Board considered the factors          Board reviewed the qualifications of AIM's   o Breakpoints and economies of scale. The
discussed below in evaluating the fairness   investment personnel and considered such     Board noted that AIM does not charge the
and reasonableness of the Advisory           issues as AIM's portfolio and product        Fund any advisory fees pursuant to the
Agreement at the meeting on June 30, 2005    review process, various back office          Advisory Agreement, although the
and as part of the Board's ongoing           support functions provided by AIM and        underlying funds in which the Fund invests
oversight of the Fund. In their              AIM's equity and fixed income trading        pay AIM advisory fees.
deliberations, the Board and the             operations. Based on the review of these
independent trustees did not identify any    and other factors, the Board concluded       o Investments in affiliated money market
particular factor that was controlling,      that the quality of services to be           funds. Not applicable because the Fund
and each trustee attributed different        provided by AIM was appropriate and that     does not invest in affiliated money market
weights to the various factors.              AIM currently is providing satisfactory      funds.
                                             services in accordance with the terms of
   One of the responsibilities of the        the Advisory Agreement.                      o Independent written evaluation and
Senior Officer of the Fund, who is                                                        recommendations of the Fund's Senior
independent of AIM and AIM's affiliates,     o The performance of the Fund relative to    Officer. The Board noted that, upon their
is to manage the process by which the        comparable funds. Not applicable because     direction, the Senior Officer of the Fund,
Fund's proposed management fees are          the Fund has recently commenced              who is independent of AIM and AIM's
negotiated to ensure that they are           operations.                                  affiliates, had prepared an independent
negotiated in a manner which is at arm's                                                  written evaluation in order to assist the
length and reasonable. To that end, the      o The performance of the Fund relative to    Board in determining the reasonableness of
Senior Officer must either supervise a       indices. Not applicable because the Fund     the proposed management fees of the AIM
competitive bidding process or prepare an    has recently commenced operations.           Funds, including the Fund. The Board noted
independent written evaluation. The Senior                                                that the Senior Officer's written
Officer has recommended an independent       o Meeting with the Fund's portfolio          evaluation had been relied upon by the
written evaluation in lieu of a              managers and investment personnel. With      Board in this regard in lieu of a
competitive bidding process and, upon the    respect to the Fund, the Board is meeting    competitive bidding process. In
direction of the Board, has prepared such    periodically with such Fund's portfolio      determining whether to continue the
an independent written evaluation. Such      managers and/or other investment personnel   Advisory Agreement for the Fund, the Board
written evaluation also considered certain   and believes that such individuals are       considered the Senior Officer's written
of the factors discussed below. In           competent and able to continue to carry      evaluation and the recommendation made by
addition, as discussed below, the Senior     out their responsibilities under the         the Senior Officer to the Board that the
Officer made certain recommendations to      Advisory Agreement.                          Board consider implementing a process to
the Board in connection with such written                                                 assist them in more closely monitoring the
evaluation.                                  o Overall performance of AIM. The Board      performance of the AIM Funds. The Board
                                             considered the overall performance of AIM    concluded that it would be advisable to
   The discussion below serves as a          in providing investment advisory and         implement such a process as soon as
summary of the Senior Officer's              portfolio administrative services to the     reasonably practicable.
independent written evaluation and           Fund and concluded that such performance
recommendations to the Board in connection   was satisfactory.                            o Profitability of AIM and its affiliates.
therewith, as well as a discussion of the                                                 The Board noted that AIM does not charge
material factors and the conclusions with    o Fees relative to those of clients of AIM   the Fund any advisory fees pursuant to the
respect thereto that formed the basis for    with comparable investment strategies. The   Advisory Agreement, although the
the Board's approval of the Advisory         Board noted that AIM does not charge the     underlying funds in which the Fund invests
Agreement. After consideration of all of     Fund any advisory fees pursuant to the       pay AIM advisory fees.
the factors below and based on its           Advisory Agreement, although the
informed business judgment, the Board        underlying funds in which the Fund invests
determined that the Advisory Agreement is    pay AIM advisory fees.
in the best interests of the Fund and its
shareholders and that the compensation to    o Fees relative to those of comparable
AIM under the Advisory Agreement is fair     funds with other advisors. The Board noted
and reasonable and would have been           that AIM does not charge the Fund any
obtained through arm's length                advisory fees pursuant to the Advisory
negotiations.                                Agreement, although the underlying funds
                                             in which the Fund invests pay AIM advisory
                                             fees.                                                                       (continued)

AIM MODERATE ALLOCATION FUND

o Benefits of soft dollars to AIM. The
Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund.
The Board concluded that such arrangements were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory Agreement, and concluded that AIM has the financial resources necessary to fulfill its obligations under the Advisory Agreement.

o Historical relationship between the Fund and AIM. In determining whether to continue the Advisory Agreement for the Fund, the Board also considered the prior relationship between AIM and the Fund, as well as the Board's knowledge of AIM's operations, and concluded that it was beneficial to maintain the current relationship, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by
AIM and its affiliates, such as
administrative, transfer agency and
distribution services, and the fees
received by AIM and its affiliates for
performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to continue to provide non-investment advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

o Other factors and current trends. In
determining whether to continue the
Advisory Agreement for the Fund, the Board considered the fact that AIM, along with others in the mutual fund industry, is subject to regulatory inquiries and litigation related to a wide range of issues. The Board also considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The
Board concluded that these actions
indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory
Agreement for the Fund.

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/05


AIM MODERATE ALLOCATION FUND

                                             ========================================

INSTITUTIONAL CLASS SHARES                    AVERAGE ANNUAL TOTAL RETURNS                PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                              For periods ended 12/31/05                  INDICATIVE OF FUTURE RESULTS. MORE
The following information has been                                                        RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class       Inception (4/30/04)              10.81%     THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview      1 Year                            7.76      REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                   6 Months*                         6.40      INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered                                                    WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,       *Cumulative total return that has not       REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans          been annualized                             THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                                                               INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ========================================     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     MONTH-END PERFORMANCE, PLEASE CALL
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     800-451-4246 OR VISIT
                                             ASSET VALUE (NAV). PERFORMANCE OF            AIMinvestments.com.
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             DUE TO DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.

                                                HAD THE ADVISOR NOT WAIVED FEES
                                             AND/OR REIMBURSED EXPENSES, RETURNS
                                             WOULD HAVE BEEN LOWER.

















========================================

NASDAQ SYMBOL                      AMLIX

========================================
                                                                                       Over for information on your Fund's expenses.


================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

                                                FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

                                                     [YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
                                                        --Registered Trademark--                       --Registered Trademark--

AIMinvestments.com                   MCCE-INS-1         A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information         actual ending account balance or
ongoing costs. This example is intended      about actual account values and actual       expenses you paid for the period. You
to help you understand your ongoing          expenses. You may use the information in     may use this information to compare the
costs (in dollars) of investing in the       this table, together with the amount you     ongoing costs of investing in the Fund
Fund and to compare these costs with         invested, to estimate the expenses that      and other funds. To do so, compare this
ongoing costs of investing in other          you paid over the period. Simply divide      5% hypothetical example with the 5%
mutual funds. The example is based on an     your account value by $1,000 (for            hypothetical examples that appear in the
investment of $1,000 invested at the         example, an $8,600 account value divided     shareholder reports of the other funds.
beginning of the period and held for the     by $1,000 = 8.6), then multiply the
entire period July 1, 2005, through          result by the number in the table under         Please note that the expenses shown
December 31, 2005.                           the heading entitled "Actual Expenses        in the table are meant to highlight your
                                             Paid During Period" to estimate the          ongoing costs only. Therefore, the
   In addition to the fees and expenses,     expenses you paid on your account during     hypothetical information is useful in
which the Fund bears directly, the Fund      this period.                                 comparing ongoing costs only, and will
indirectly bears a pro rata share of the                                                  not help you determine the relative
fees and expenses of the underlying          HYPOTHETICAL EXAMPLE FOR COMPARISON          total costs of owning different funds.
funds in which your Fund invests. The        PURPOSES                                     In addition, expenses shown in the table
amount of fees and expenses incurred                                                      do not include the expenses of the
indirectly by your Fund will vary            The table below also provides                underlying funds, which are borne
because the underlying funds have varied     information about hypothetical account       indirectly by the Fund. If transaction
expenses and fee levels and the Fund may     values and hypothetical expenses based       costs and indirect expenses were
own different proportions of the             on the Fund's actual expense ratio and       included, your costs would have been
underlying funds at different times.         an assumed rate of return of 5% per year     higher.
Estimated underlying fund expenses are       before expenses, which is not the Fund's
not expenses that are incurred directly      actual return. The Fund's actual
by your Fund. They are expenses that are     cumulative total return after expenses
incurred directly by the underlying          for the six months ended December 31,
funds and are deducted from the value of     2005, appears in the table on the front
the funds your Fund invests in. The          of this supplement.
effect of the estimated underlying fund
expenses that you bear indirectly are
included in your Fund's total return.

====================================================================================================================================

                                                   ACTUAL                                 HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING                EXPENSES          ENDING              EXPENSES        ANNUALIZED
   SHARE             ACCOUNT VALUE     ACCOUNT VALUE          PAID DURING      ACCOUNT VALUE         PAID DURING       EXPENSE
   CLASS                (7/1/05)        (12/31/05)(1)         PERIOD(2),(3)      (12/31/05)         PERIOD(2),(4)        RATIO
Institutional          $1,000.00        $1,064.00                $0.26           $1,024.95             $0.26             0.05%


(1)  The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2005, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. Effective on January 1, 2006, the advisor contractually agreed to waive fees or reimburse expenses to the extent necessary to limit other expenses on Institutional Class shares to
     0.12%. The annualized expense ratio restated as if this agreement had been in effect throughout the entire most recent fiscal half year is 0.12% for the Institutional Class shares.

(3)  The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $0.62 for the Institutional Class shares.

(4)  The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $0.61 for the Institutional Class shares.


====================================================================================================================================




AIMinvestments.com                    MAL-INS-1         A I M Distributors, Inc.

AIM MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

December 31, 2005


SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.07%(a)

                                                                      CHANGE IN
                                                                      UNREALIZED
                     VALUE         PURCHASES         PROCEEDS        APPRECIATION      REALIZED       DIVIDEND      SHARES
FUND               12/31/04         AT COST         FROM SALES      (DEPRECIATION)    GAIN (LOSS)      INCOME      12/31/05
-----------------------------------------------------------------------------------------------------------------------------
AIM Capital
  Development
  Fund-Institutional
 Class-5.12%(b)  $  7,585,673     $ 15,224,886      $  (436,158)     $(1,191,189)     $2,746,120     $  328,053    1,179,699
-----------------------------------------------------------------------------------------------------------------------------
AIM High Yield
Fund-Institutional
  Class-9.65%      14,516,008       26,939,134         (339,282)      (1,123,917)         13,181      2,093,460    9,175,487
-----------------------------------------------------------------------------------------------------------------------------
AIM
  International
  Core Equity
  Fund-Institutional
  Class-10.49%     15,314,403       26,330,888         (354,001)       2,146,529       1,354,432        526,624    3,569,039
-----------------------------------------------------------------------------------------------------------------------------
AIM
  International
  Growth
  Fund-Institutional
  Class-8.14%      11,715,748       18,730,671         (916,381)       4,028,735         193,409        427,535    1,421,743
-----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
  Basic Value
  Fund-Institutional
  Class-10.04%     14,773,178       24,574,047         (344,653)       2,561,473          34,413         73,372    2,878,786
-----------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
  Growth
  Fund-Institutional
Class-12.72%(c)    18,348,807       30,859,840         (433,020)       3,888,756          45,152             --    4,912,352
-----------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap
  Basic Value
  Fund-Institutional
 Class-5.12%(c)     7,516,013       12,202,091         (492,885)       1,908,622          68,652             --    1,450,239
-----------------------------------------------------------------------------------------------------------------------------
AIM
  Multi-Sector
  Fund-Institutional
  Class-5.15%       7,521,090       12,606,174         (905,701)       1,980,266         243,619        294,550      859,626
-----------------------------------------------------------------------------------------------------------------------------
AIM Short Term
  Bond
  Fund-Institutional
  Class-4.78%       6,920,670       13,194,338         (167,152)        (153,599)           (881)       541,317    2,003,378
-----------------------------------------------------------------------------------------------------------------------------
AIM Total
  Return Bond
  Fund-Institutional
  Class-23.72%     34,924,433       64,913,853         (835,314)        (698,549)         10,726      2,789,824    9,462,478
-----------------------------------------------------------------------------------------------------------------------------
AIM Trimark
  Small
  Companies
  Fund-Institutional
  Class-5.14%       7,789,461       12,551,435         (799,320)       1,613,670         201,855        315,699    1,481,825
=============================================================================================================================
TOTAL-100.07%
  (Cost
  391,392,969)    146,925,484      258,127,357       (6,023,867)      14,960,797       4,910,678(d)   7,390,434
=============================================================================================================================
OTHER ASSETS
  LESS
  LIABILITIES-
   (0.07%)            (38,800)
=============================================================================================================================
NET
 ASSETS-100.00%  $146,886,684
_____________________________________________________________________________________________________________________________
=============================================================================================================================


                         VALUE
FUND                    12/31/05
--------------------
AIM Capital
  Development
  Fund-Institutional
 Class-5.12%(b)       $ 21,234,589
--------------------
AIM High Yield
Fund-Institutional
  Class-9.65%           40,005,124
--------------------
AIM
  International
  Core Equity
  Fund-Institutional
  Class-10.49%          43,506,589
--------------------
AIM
  International
  Growth
  Fund-Institutional
  Class-8.14%           33,752,182
--------------------
AIM Large Cap
  Basic Value
  Fund-Institutional
  Class-10.04%          41,598,458
--------------------
AIM Large Cap
  Growth
  Fund-Institutional
Class-12.72%(c)         52,709,535
--------------------
AIM Mid Cap
  Basic Value
  Fund-Institutional
 Class-5.12%(c)         21,202,493
--------------------
AIM
  Multi-Sector
  Fund-Institutional
  Class-5.15%           21,335,914
--------------------
AIM Short Term
  Bond
  Fund-Institutional
  Class-4.78%           19,793,376
--------------------
AIM Total
  Return Bond
  Fund-Institutional
  Class-23.72%          98,315,149
--------------------
AIM Trimark
  Small
  Companies
  Fund-Institutional
  Class-5.14%           21,323,455
====================
TOTAL-100.07%
  (Cost
  391,392,969)         414,776,864
====================
OTHER ASSETS
  LESS
  LIABILITIES-
  (0.07%)                 (289,782)
====================
NET
 ASSETS-100.00%       $414,487,082
____________________
====================

Notes to Schedule of Investments:

  (a)The mutual funds and the Fund are affiliated by having the same investment advisor.
  (b)On July 18, 2005, AIM Mid Cap Stock Fund transferred substantially all of its assets to AIM Capital Development Fund in exchange for shares of AIM Capital Development Fund in a tax-free reorganization. As a result of the reorganization, the AIM Mid Cap Stock Fund-Institutional Class shares held by the Fund prior to the reorganization were converted into AIM Capital Development Fund-Institutional Class shares.
  (c)Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
  (d)Includes $4,123,585 of capital gains distributed from affiliated underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS:

Investments in affiliated underlying funds,
  at value (cost $391,392,969)                 $414,776,864
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                  782,970
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                6,022
-----------------------------------------------------------
Other assets                                         26,192
===========================================================
    Total assets                                415,592,048
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             637,007
-----------------------------------------------------------
  Fund shares reacquired                            145,963
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  9,709
-----------------------------------------------------------
Accrued distribution fees                           209,347
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              135
-----------------------------------------------------------
Accrued transfer agent fees                          59,401
-----------------------------------------------------------
Accrued operating expenses                           43,404
===========================================================
    Total liabilities                             1,104,966
===========================================================
Net assets applicable to shares outstanding    $414,487,082
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $387,299,960
-----------------------------------------------------------
Undistributed net investment income                  (7,747)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                           3,810,974
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     23,383,895
===========================================================
                                               $414,487,082
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $208,840,674
___________________________________________________________
===========================================================
Class B                                        $117,372,557
___________________________________________________________
===========================================================
Class C                                        $ 77,800,655
___________________________________________________________
===========================================================
Class R                                        $ 10,332,369
___________________________________________________________
===========================================================
Institutional Class                            $    140,827
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          18,168,869
___________________________________________________________
===========================================================
Class B                                          10,255,181
___________________________________________________________
===========================================================
Class C                                           6,797,517
___________________________________________________________
===========================================================
Class R                                             899,845
___________________________________________________________
===========================================================
Institutional Class                                  12,224
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      11.49
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.49 divided
      by 94.50%)                               $      12.16
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      11.45
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      11.45
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per
    share                                      $      11.48
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      11.52
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE ALLOCATION FUND

STATEMENT OF OPERATIONS

For the year ended December 31, 2005

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $ 7,390,434
=========================================================================

EXPENSES:

Administrative services fees                                      107,288
-------------------------------------------------------------------------
Custodian fees                                                      8,450
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         411,215
-------------------------------------------------------------------------
  Class B                                                         865,919
-------------------------------------------------------------------------
  Class C                                                         556,082
-------------------------------------------------------------------------
  Class R                                                          36,358
-------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              560,488
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   13
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          22,303
-------------------------------------------------------------------------
Registration and filing fees                                      132,580
-------------------------------------------------------------------------
Other                                                             127,078
=========================================================================
    Total expenses                                              2,827,774
=========================================================================
Less: Expenses reimbursed and expense offset arrangements        (809,208)
=========================================================================
    Net expenses                                                2,018,566
=========================================================================
Net investment income                                           5,371,868
=========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from affiliated underlying funds                787,093
=========================================================================
Net realized gain from distributions of affiliated
  underlying funds                                              4,123,585
=========================================================================
                                                                4,910,678
=========================================================================
Change in net unrealized appreciation of affiliated
  underlying funds                                             14,960,797
=========================================================================
Net gain from investment securities                            19,871,475
=========================================================================
Net increase in net assets resulting from operations          $25,243,343
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the year ended December 31, 2005 and the period April 30, 2004 (Date operations commenced) through December 31, 2004

                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  5,371,868    $    512,504
------------------------------------------------------------------------------------------
  Net realized gain from affiliated underlying funds and
    capital gain distributions of underlying funds               4,910,678         638,318
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying funds                                            14,960,797       8,423,098
==========================================================================================
    Net increase in net assets resulting from operations        25,243,343       9,573,920
==========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (3,196,115)       (574,401)
------------------------------------------------------------------------------------------
  Class B                                                       (1,232,673)       (294,431)
------------------------------------------------------------------------------------------
  Class C                                                         (812,491)       (174,411)
------------------------------------------------------------------------------------------
  Class R                                                         (140,892)        (16,807)
------------------------------------------------------------------------------------------
Institutional Class                                                 (2,478)         (1,044)
==========================================================================================
    Total distributions from net investment income              (5,384,649)     (1,061,094)
==========================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                         (535,022)         (4,300)
------------------------------------------------------------------------------------------
  Class B                                                         (305,887)         (2,835)
------------------------------------------------------------------------------------------
  Class C                                                         (201,637)         (1,679)
------------------------------------------------------------------------------------------
  Class R                                                          (26,107)           (132)
------------------------------------------------------------------------------------------
  Institutional Class                                                 (367)             (7)
==========================================================================================
    Total distributions from net realized gains                 (1,069,020)         (8,953)
==========================================================================================
    Decrease in net assets resulting from distributions         (6,453,669)     (1,070,047)
==========================================================================================
Share transactions-net:
  Class A                                                      128,168,761      67,422,298
------------------------------------------------------------------------------------------
  Class B                                                       66,027,497      43,220,987
------------------------------------------------------------------------------------------
  Class C                                                       46,933,360      25,581,696
------------------------------------------------------------------------------------------
  Class R                                                        7,657,857       2,056,769
------------------------------------------------------------------------------------------
  Institutional Class                                               23,249         101,061
==========================================================================================
    Net increase in net assets resulting from share
     transactions                                              248,810,724     138,382,811
==========================================================================================
    Net increase in net assets                                 267,600,398     146,886,684
==========================================================================================

NET ASSETS:

  Beginning of year                                            146,886,684              --
==========================================================================================
  End of year (including undistributed net investment income
    of $(7,747) and $4,502, respectively)                     $414,487,082    $146,886,684
__________________________________________________________________________________________
==========================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Moderate Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide total return consistent with a moderate level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign

AIM MODERATE ALLOCATION FUND

     security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    Effective January 1, 2006, AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.12% of average daily net assets, respectively, through December 31, 2006. Prior to January 1, 2006, AIM had contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.05% of average daily net assets, respectively. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
(iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; (vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the year ended December 31, 2005, AIM reimbursed expenses of $799,379.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the year ended December 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $531.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended December 31, 2005, AIM was paid $107,288.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended December 31, 2005, the Fund paid AISI $560,488 for Class A, Class B, Class C and Class R share classes and $13 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these

AIM MODERATE ALLOCATION FUND

amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2005, the Class A, Class B, Class C and Class R shares paid $411,215, $865,919, $556,082 and $36,358, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2005, ADI advised the Fund that it retained $425,681 in front-end sales commissions from the sale of Class A shares and $2,186, $68,793, $13,080 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the year ended December 31, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $9,298.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended December 31, 2005, the Fund paid legal fees of $4,827 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the year ended December 31, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM MODERATE ALLOCATION FUND

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                                 2005          2004
--------------------------------------------------------------------------------------
Distributions paid from:
  Ordinary Income                                             $5,449,557    $1,070,047
--------------------------------------------------------------------------------------
  Long-term capital gain                                       1,004,112            --
======================================================================================
Total distributions                                           $6,453,669    $1,070,047
______________________________________________________________________________________
======================================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2005, the components of net assets on a tax basis were as follows:

                                                                    2005
----------------------------------------------------------------------------
Undistributed long-term gain                                    $  3,816,564
----------------------------------------------------------------------------
Unrealized appreciation -- investments                            23,378,305
----------------------------------------------------------------------------
Temporary book/tax differences                                        (7,747)
----------------------------------------------------------------------------
Shares of beneficial interest                                    387,299,960
============================================================================
Total net assets                                                $414,487,082
____________________________________________________________________________
============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2005 was $258,127,357 and $6,023,867, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $25,484,101
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (2,105,796)
===============================================================================
Net unrealized appreciation of investment securities              $23,378,305
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $391,398,559.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of the use of a portion of the proceeds from redemptions as distributions and distribution reclassifications, on December 31, 2005, undistributed net investment income was increased by $532, undistributed net realized gain was decreased by $165,532 and shares of beneficial interest increased by $165,000. This reclassification had no effect on the net assets of the Fund.

AIM MODERATE ALLOCATION FUND

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                                               APRIL 30, 2004 (DATE
                                                                      YEAR ENDED             OPERATIONS COMMENCED) TO
                                                                  DECEMBER 31, 2005              DECEMBER 31, 2004
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     12,604,401    $139,134,370     6,787,469    $ 69,794,121
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                      7,377,227      80,814,280     4,360,168      44,695,661
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                      4,863,286      53,309,220     2,567,290      26,126,832
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                      1,056,501      11,566,921       212,270       2,203,895
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                              2,060          22,473        10,001         100,010
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        313,735       3,595,398        49,479         534,374
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        127,538       1,456,468        25,211         271,771
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                         85,510         976,525        14,140         152,429
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                         14,379         164,639         1,256          13,567
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                                248           2,846            97           1,051
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        439,878       4,836,943        56,416         586,979
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (438,392)     (4,836,943)      (56,538)       (586,979)
=======================================================================================================================
Reacquired:
  Class A                                                     (1,745,837)    (19,397,950)     (336,672)     (3,493,176)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,028,833)    (11,406,308)     (111,200)     (1,159,466)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (666,475)     (7,352,385)      (66,234)       (697,565)
-----------------------------------------------------------------------------------------------------------------------
  Class R                                                       (369,469)     (4,073,703)      (15,092)       (160,693)
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                               (182)         (2,070)           --              --
=======================================================================================================================
                                                              22,635,575    $248,810,724    13,498,061    $138,382,811
_______________________________________________________________________________________________________________________
=======================================================================================================================

AIM MODERATE ALLOCATION FUND


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                            CLASS A
                                                              -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                 (DATE OPERATIONS
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  10.89             $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.24(a)             0.11(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            0.57                0.87
=================================================================================================
    Total from investment operations                                0.81                0.98
=================================================================================================
Less distributions:
  Dividends from net investment income                             (0.18)              (0.09)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.03)              (0.00)
=================================================================================================
    Total distributions                                            (0.21)              (0.09)
=================================================================================================
Net asset value, end of period                                  $  11.49             $ 10.89
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                     7.47%               9.85%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $208,841             $71,431
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                       0.34%(c)            0.40%(d)
-------------------------------------------------------------------------------------------------
  Without expense reimbursements                                    0.62%(c)            0.87%(d)
=================================================================================================
Estimated underlying fund expenses(e)                               0.82%               0.92%
=================================================================================================
Ratio of net investment income to average net assets                2.19%(c)            1.56%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(f)                                             2%                  1%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sale charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $142,958,975.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f)  Not annualized for periods less than one year.

AIM MODERATE ALLOCATION FUND

                                                                            CLASS B
                                                              -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                 (DATE OPERATIONS
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  10.87             $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.16(a)             0.06(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            0.57                0.88
=================================================================================================
    Total from investment operations                                0.73                0.94
=================================================================================================
Less distributions:
  Dividends from net investment income                             (0.12)              (0.07)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.03)              (0.00)
=================================================================================================
    Total distributions                                            (0.15)              (0.07)
=================================================================================================
Net asset value, end of period                                  $  11.45             $ 10.87
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                     6.75%               9.44%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $117,373             $45,846
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                       1.05%(c)            1.05%(d)
-------------------------------------------------------------------------------------------------
  Without expense reimbursements                                    1.33%(c)            1.52%(d)
=================================================================================================
Estimated underlying fund expenses(e)                               0.82%               0.92%
=================================================================================================
Ratio of net investment income to average net assets                1.48%(c)            0.91%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(f)                                             2%                  1%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sale charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $86,591,890.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f)  Not annualized for periods less than one year.

AIM MODERATE ALLOCATION FUND

                                                                            CLASS C
                                                              -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                 (DATE OPERATIONS
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.87              $ 10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.16(a)              0.06(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.57                 0.88
=================================================================================================
    Total from investment operations                               0.73                 0.94
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.12)               (0.07)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.03)               (0.00)
=================================================================================================
    Total distributions                                           (0.15)               (0.07)
=================================================================================================
Net asset value, end of period                                  $ 11.45              $ 10.87
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    6.75%                9.44%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $77,801              $27,339
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                      1.05%(c)             1.05%(d)
-------------------------------------------------------------------------------------------------
  Without expense reimbursements                                   1.33%(c)             1.52%(d)
=================================================================================================
Estimated underlying fund expenses(e)                              0.82%                0.92%
=================================================================================================
Ratio of net investment income to average net assets               1.48%(c)             0.91%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(f)                                            2%                   1%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sale charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $55,608,226.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f)  Not annualized for periods less than one year.

AIM MODERATE ALLOCATION FUND

                                                                            CLASS R
                                                              -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                 (DATE OPERATIONS
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.89               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.22(a)              0.10(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.57                 0.88
=================================================================================================
    Total from investment operations                               0.79                 0.98
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.17)               (0.09)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.03)               (0.00)
=================================================================================================
    Total distributions                                           (0.20)               (0.09)
=================================================================================================
Net asset value, end of period                                  $ 11.48               $10.89
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    7.21%                9.80%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $10,332               $2,161
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                      0.55%(c)             0.55%(d)
-------------------------------------------------------------------------------------------------
  Without expense reimbursements                                   0.83%(c)             1.02%(d)
=================================================================================================
Estimated underlying fund expenses(e)                              0.82%                0.92%
=================================================================================================
Ratio of net investment income to average net assets               1.98%(c)             1.41%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(f)                                            2%                   1%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $7,271,466.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f)  Not annualized for periods less than one year.

AIM MODERATE ALLOCATION FUND

                                                                      INSTITUTIONAL CLASS
                                                              -----------------------------------
                                                                                  APRIL 30, 2004
                                                                                 (DATE OPERATIONS
                                                               YEAR ENDED         COMMENCED) TO
                                                              DECEMBER 31,         DECEMBER 31,
                                                                  2005                 2004
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $10.91               $10.00
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.28(a)              0.13(a)
-------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           0.57                 0.88
=================================================================================================
    Total from investment operations                               0.85                 1.01
=================================================================================================
Less distributions:
  Dividends from net investment income                            (0.21)               (0.10)
-------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           (0.03)               (0.00)
=================================================================================================
    Total distributions                                           (0.24)               (0.10)
=================================================================================================
Net asset value, end of period                                   $11.52               $10.91
_________________________________________________________________________________________________
=================================================================================================
Total return(b)                                                    7.76%               10.16%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $  141               $  110
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements                                      0.05%(c)             0.05%(d)
-------------------------------------------------------------------------------------------------
  Without expense reimbursements                                   0.15%(c)             0.40%(d)
=================================================================================================
Estimated underlying fund expenses(e)                              0.82%                0.92%
=================================================================================================
Ratio of net investment income to average net assets               2.48%(c)             1.91%(d)
_________________________________________________________________________________________________
=================================================================================================
Portfolio turnover rate(f)                                            2%                   1%
_________________________________________________________________________________________________
=================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $125,516.
(d)  Annualized.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(f)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

AIM MODERATE ALLOCATION FUND

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, this lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in motions to dismiss shareholder class action and derivative complaints that were filed in unrelated lawsuits. On November 3, 2005, the MDL Court issued short opinions for the most part applying these rulings to the AIM and IFG lawsuits. The MDL Court dismissed all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"). The Court dismissed all claims asserted in the class action complaint but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, (ii) the excessive fee claim under
Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and
(iii) the MDL Court deferred ruling on the "control person liability" claim under Section 48 of the 1940 Act. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

  At the MDL Court's request, the parties submitted proposed orders implementing these rulings in the AIM and IFG lawsuits. The MDL Court has not entered any orders on the motions to dismiss in these lawsuits and it is possible the orders may differ in some respects from the rulings described above. Based on the MDL Court's opinion and both parties' proposed orders, however, all claims asserted against the Funds that have been transferred to the MDL Court will be dismissed, although certain Funds will remain nominal defendants in the derivative lawsuit.

AIM MODERATE ALLOCATION FUND

  On December 6, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' omnibus motion to dismiss the ERISA complaints. The ruling was issued in unrelated lawsuits that are similar to the ERISA lawsuits brought against AIM and IFG and related entities. The MDL Court: (i) denied the motion to dismiss on the grounds that the plaintiffs lack standing or that the defendants' investments in company stock are entitled to a presumption of prudence; (ii) granted the motion to dismiss as to defendants not named in the employee benefit plan documents as fiduciaries but gave plaintiffs leave to replead facts sufficient to show that such defendants acted as de facto fiduciaries; and (iii) confirmed plaintiffs' withdrawal of their prohibited transactions and misrepresentations claims.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM MODERATE ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Growth Series and Shareholders of AIM Moderate Allocation Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Moderate Allocation Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period April 30, 2004 (date operations commenced) through December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 17, 2006
Houston, Texas

AIM MODERATE ALLOCATION FUND

TRUSTEES AND OFFICERS

As of December 31, 2005



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director and President, A I M Advisors,
                                                  Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc.; Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affair s   Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of December 31, 2005

AIM MODERATE ALLOCATION FUND



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    None
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2005 6.31% is eligible for the dividends received deduction for corporations. The Fund distributed long-term capital gains of $1,169,112 for the Fund's tax year ended December 31, 2005.

For the tax year ended December 31, 2005, the Fund designates 23.00% of the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on form 1099-DIV. You should consult your tax advisor regarding treatment of the amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended December 31, 2005, the Fund designates 30.61%, or the maximum amount allowable of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

The Fund designates qualified short-term capital gain distributions exempt from U.S. income tax for non-resident alien shareholders of $51,409 for the fund's tax year ended December 31, 2005.

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended March 31, 2005, June 30, 2005, September 30, 2005 and December 31, 2005 are 60.58%, 61.55%, 58.18% and 61.89% respectively.

             DOMESTIC EQUITY                         INTERNATIONAL/GLOBAL EQUITY                         FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                     AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(1)           AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                        AIM Money Market Fund
AIM Dynamics Fund                            AIM International Core Equity Fund           AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(1)      Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                             Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund                                    SECTOR EQUITY                  TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund           AIM High Income Municipal Fund(1)
AIM Opportunities III Fund                   AIM Energy Fund                              AIM Municipal Bond Fund
AIM Premier Equity Fund                      AIM Financial Services Fund                  AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund                       AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                  Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund                    AIM Gold & Precious Metals Fund
AIM Small Cap Growth Fund(1)                 AIM Leisure Fund                                      AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund                AIM Multi-Sector Fund
AIM Summit Fund                              AIM Real Estate Fund(1)                      AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                    AIM Technology Fund                          AIM Growth Allocation Fund(2)
AIM Trimark Small Companies Fund             AIM Utilities Fund                           AIM Moderate Allocation Fund
AIM Weingarten Fund                                                                       AIM Moderate Growth Allocation Fund
                                                                                          AIM Moderately Conservative Allocation
                                                                                           Fund

                                                                                          DIVERSIFIED PORTFOLIOS

                                                                                          AIM Income Allocation Fund
                                                                                          AIM International Allocation Fund

                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

AIMinvestments.com                  MAL-AR-1            A I M Distributors, Inc.

                                      YOUR GOALS. OUR SOLUTIONS. --Registered Trademark--
---------------------------------------------------------------------------------------
Mutual     Retirement    Annuities    College     Separately     Offshore    Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds      Products                   Savings     Managed        Products    Management           --Registered Trademark--
                                      Plans       Accounts
---------------------------------------------------------------------------------------

                                             AIM MODERATE GROWTH ALLOCATION FUND
                               Annual Report to Shareholders o December 31, 2005


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                          --Registered Trademark--

AIM MODERATE GROWTH ALLOCATION FUND SEEKS LONG-TERM GROWTH OF CAPITAL CONSISTENT WITH A HIGHER LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented in this report is as of December 31, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          policies without the approval of the          o The Fund may invest in funds that
                                             Fund. If that were to occur, the Fund         invest in real estate investment trusts
o Class B shares are not available as an     might be forced to withdraw its               (REITs), which present risks not
investment for retirement plans              investments from the underlying funds at      associated with investing in stocks.
maintained pursuant to Section 401 of the    a time that is unfavorable to the Fund.
Internal Revenue Code, including 401(k)                                                    o Some of the underlying funds may invest
plans, money purchase pension plans and      PRINCIPAL RISKS OF INVESTING IN THE           in mortgage-backed securities, which may
profit sharing plans, except for plans       UNDERLYING FUNDS                              lose value if mortgages are prepaid in
that have existing accounts invested in                                                    response to falling interest rates.
Class B shares.                              o Investing in a mutual fund that invests
                                             in international securities presents          ABOUT INDEXES USED IN THIS REPORT
o Class R shares are available only to       certain risks not associated with
certain retirement plans. Please see the     investing solely in the United States.        o The unmanaged Standard & Poor's
prospectus for more information.             These include risks relating to               Composite Index of 500 Stocks (the S&P
                                             fluctuations in the value of the U.S.         500--Registered Trademark-- INDEX) is an
PRINCIPAL RISKS OF INVESTING IN THE FUND     dollar relative to the values of other        index of common stocks frequently used as
                                             currencies, the custody arrangements made     a general measure of U.S. stock market
o The Fund is a "fund of funds," which       for the Fund's foreign holdings,              performance.
means that it invests its assets in other    differences in accounting, political
underlying mutual funds advised by A I M     risks and the lesser degree of public         o The CUSTOM MODERATE GROWTH ALLOCATION
Advisors, Inc.                               information required to be provided by        INDEX used in this report is composed of
                                             non-U.S. companies.                           58% Russell 3000 Index, 22% MSCI EAFE
o Investors will bear not just their                                                       Index, 10% Lehman U. S. Aggregate Bond
share of the Fund's operational expenses,    o Investing in a fund that invests in         Index and 10% Lehman High Yield Index.
but also, indirectly, the operating          emerging markets involves greater risk
expenses of the underlying funds.            and potential reward than investing in        o The unmanaged RUSSELL 3000--Registered
                                             more established markets.                     Trademark-- INDEX is an index of common
o The advisor may change the Fund's asset                                                  stocks that measures performance of the
class allocations, the underlying funds      o Investing in a fund that invests in         largest 3,000 U.S. companies based on
or the target weightings in the              smaller companies involves greater risk       market capitalization.
underlying funds at its discretion.          than investing in more established
                                             companies, such as business risk,             o The unmanaged MSCI Europe,
o The advisor has the ability to select      significant stock price fluctuations and      Australasia and the Far East
and substitute the underlying funds in       illiquidity.                                  Index (the MSCI EAFE--Registered
which the Fund invests, and may be                                                         Trademark-- INDEX) is a group of foreign
subject to potential conflicts of            o A change in interest rates will affect      securities tracked by Morgan Stanley
interest in selecting underlying funds       the performance of the Fund's investments     Capital International.
because it may receive higher fees from      in fixed-income mutual funds.
certain underlying funds than others.                                                      o The unmanaged LEHMAN U.S. AGGREGATE
However, as a fiduciary to the Fund, the     o Investing in funds that invest in           BOND INDEX, which represents the U.S.
advisor is required to act in the Fund's     higher-yielding, lower-rated debt             investment-grade fixed-rate bond market
best interest when selecting the             securities (commonly known as "junk           (including government and corporate
underlying funds.                            bonds") has a greater risk of price           securities, mortgage pass-through
                                             fluctuation and loss of principal and         securities and asset-backed securities),
o There is a risk that the advisor's         income than investing in funds that           is compiled by Lehman Brothers.
evaluations and assumptions regarding the    invest in U.S. government securities such
Fund's broad asset classes or the            as U.S. Treasury bills, notes and bonds.      o The unmanaged LEHMAN HIGH YIELD INDEX,
underlying funds in which the Fund           Treasuries are guaranteed by the              which represents the performance of
invests may be incorrect based on actual     government for repayment of principal and     high-yield debt securities, is compiled
market conditions. There can be no           interest if held to maturity. Fund shares     by Lehman Brothers.
assurance that the underlying funds will     are not insured, and their value and
achieve their investment objectives, and     yield will vary with market conditions.       o Lehman Brothers is a global investment
the performance of the underlying funds      Investors should carefully assess the         bank.
may be lower than that of the asset class    risk associated with an investment in the
they were selected to represent. The         Fund.                                         Continued on Page 7
underlying funds may change their
investment objectives or

=====================================================================================      =========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,      FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                       Class A Shares                      AAMGX
=====================================================================================      Class B Shares                      AMBGX
                                                                                           Class C Shares                      ACMGX
                                                                                           Class R Shares                      RAMGX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                      =========================================

AIMinvestments.com

AIM MODERATE GROWTH ALLOCATION FUND

                       DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                       Although many concerns weighed on investors' minds during
                       the year covered by this report, stocks posted gains for
    [GRAHAM            the period. Domestically, the broad-based S&P 500 Index
     PHOTO]            returned 4.91%. Internationally, Morgan Stanley's MSCI
                       World Index rose 9.49%. Concern about the inflationary potential of rising energy costs was frequently cited as a major cause of market restraint.

 ROBERT H. GRAHAM         Within the indexes, there was considerable variability
                       in the performance of different sectors and markets. Domestically, energy sector performance far outpaced all other sectors in the S&P 500 Index, reflecting rising oil and gas prices. Overseas, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                          One could make a strong argument for global
                       diversification of a stock portfolio using the performance data for the year ended December 31, 2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for you.

                          A number of key developments affected markets and the
                       economy in 2005:

    [WILLIAMSON           o  Hurricane Katrina, which devastated New Orleans in
       PHOTO]                August, had numerous economic repercussions and
                             dealt a short-term setback to consumer confidence.
                             However, consumer confidence rebounded toward the
                             end of the year, with the Conference Board
                             crediting the resiliency of the economy, falling
  MARK H. WILLIAMSON         gas prices and job growth for this trend.

                          o The nation's gross domestic product (GDP), the broadest measure of economic activity, increased at a healthy rate throughout much of the year. The Bureau of Economic Analysis of the U.S. Department of Commerce reported that the nation's GDP grew at annualized rates of 3.8%, 3.3% and 4.1% for the first, second and third quarters of the year, respectively.

                          o For the second straight year, the economy created 2 million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                          o The Federal Reserve Board (the Fed) continued its tightening policy, raising the key federal funds target rate to 4.25% by the end of the year. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                          o Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5 following Hurricane Katrina, had dropped by more than 80 cents by mid-December, according to the U.S. Energy Information Administration.

                          For a discussion of the specific market conditions
                       that affected your Fund and how your Fund was managed during the year, please turn to Page 3.

                       YOUR FUND

                       Further information about the markets, your Fund, and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                          We at AIM remain committed to building solutions to
                       help you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.

                       Sincerely,

                       /s/ ROBERT H. GRAHAM               /s/ MARK H. WILLIAMSON

                       Robert H. Graham                   Mark H. Williamson
                       President & Vice Chair,            President,
                       AIM Funds                          A I M Advisors, Inc.

                       February 9, 2006

                       AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MODERATE GROWTH ALLOCATION FUND

                       DEAR FELLOW AIM FUND SHAREHOLDERS:

                       Having completed a year of transition and change at AIM
                       Funds--as well as my first full year as your board's
     [CROCKETT         independent chair--I can assure you that shareholder
       PHOTO]          interests are at the forefront of every decision your
                       board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

  BRUCE L. CROCKETT       Some highlights of 2005 board activity:

                          o Board approval of voluntary fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                          o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                          o Board approval for portfolio management changes at 11 funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                          In 2006, your board will continue to focus on reducing
                       costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                          The AIM Funds board is pleased to welcome our newest
                       independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward K. Dunn, Jr., who is retiring this year.

                          Your board welcomes your views. Please mail them to me
                       at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.

                       Sincerely,

                       /s/ BRUCE L. CROCKETT

                       Bruce L. Crockett
                       Independent Chair
                       On Behalf of the Board of Trustees
                       AIM Funds

                       February 9, 2006

AIM MODERATE GROWTH ALLOCATION FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                period, the portfolio will be exposed to
======================================================================================     market areas that perform well, while
PERFORMANCE SUMMARY                                                                        also minimizing volatility by limiting
                                             ========================================      exposure to any area of the market that
AIM Moderate Growth Allocation Fund          FUND VS. INDEXES                              may be underperforming.
produced strong returns at net asset
value for the reporting period ended         TOTAL RETURNS, 4/29/05-12/31/05,                 We determine target asset class
December 31, 2005, comprising the first      EXCLUDING APPLICABLE SALES CHARGES. IF        weightings and underlying fund
eight months of the Fund's existence.        SALES CHARGES WERE INCLUDED, RETURNS          selections for the Fund and also monitor
The Fund significantly outperformed the      WOULD BE LOWER.                               the Fund on an ongoing basis. The
broad stock market, as represented by                                                      underlying funds are actively managed by
the S&P 500 Index. It also performed         Class A Shares                    13.78%      their respective management teams based
better than the Custom Moderate Growth                                                     on the individual fund objectives,
Allocation Index, which approximates the     Class B Shares                    13.26       investment strategies and management
performance of the types of holdings                                                       techniques.
owned by the Fund's underlying funds.        Class C Shares                    13.16
The Fund's performance was broad-based,                                                       While the weightings of various
with all of its underlying funds             Class R Shares                    13.61       underlying funds in the portfolio may
contributing positively to total returns                                                   vary from their targets during the year
for the period.                              S&P 500 Index (Broad Market                   due to market movements, we rebalance
                                             Index)                             9.28       the portfolio annually to maintain its
   The Fund benefited from its broad                                                       target asset class allocations.
diversification, with exposure to a          Custom Moderate Growth
number of areas of the market that           Allocation Index (Style-specific   9.28       MARKET CONDITIONS AND YOUR FUND
performed particularly well during the       Index)
period. The Fund's holdings in                                                             Equity markets experienced considerable
international equity funds helped the        Lipper Multi-Cap Core Index                   volatility during the eight-month period
Fund outperform the broad stock market       (Peer Group Index)                13.37       covered by this report. Investors
by a wide margin, as did a large                                                           endured record-high oil and gas prices,
weighting in two large-cap equity            SOURCE: LIPPER, INC.                          a volatile U.S. dollar and rising
                                             ========================================      interest rates. Nevertheless, corporate
                                                                                           spending and earnings continued to
                                             funds that benefited from strong stock        improve, and the domestic equity market
                                             selection. The Fund's allocation to           finished the period with positive
                                             fixed income holdings (20%) served as         returns.
                                             ballast, helping to mitigate the impact
                                             of equity-market volatility during the           The energy, financials and
                                             period.                                       information technology sectors did
                                                                                           especially well during the period.
                                                Your Fund's long-term performance is       Energy rallied in response to the high
                                             shown on Pages 6 and 7 of this report.        oil prices during the earlier part of
======================================================================================     the period, declining later in the year.
                                                                                           Favorable capital markets and brisk
 HOW WE INVEST                               large). The 11 underlying funds include       merger and acquisition activity drove
                                             nine stock funds, which represent 80% of      financial-sector returns, and the
 The Fund invests in 11 underlying funds     the portfolio, and two bond funds, which      information technology sector enjoyed
 diversified among asset classes (stocks     represent the remaining 20%.                  something of a resurgence after a
 and bonds), investment styles (value,                                                     stretch of less vigorous growth.
 blend/core and growth), regions                This broad diversification is
 (domestic and international) and market     designed to maximize the probability                                        (continued)
 capitalizations (small, mid and             that during any given

====================================================================================================================================

PORTFOLIO COMPOSITION
                                                                                                 TARGET      % OF TOTAL NET ASSETS
ASSET CLASS                                           FUND                                     ALLOCATION       AS OF 12/31/05

Large Cap Growth                                      AIM Large Cap Growth Fund                   16.5%             16.6%

Large Cap Value                                       AIM Large Cap Basic Value Fund              14.0              14.0

Mid Cap Growth                                        AIM Dynamics Fund                            5.0               5.0

Mid Cap Value                                         AIM Mid Cap Basic Value Fund                 5.0               5.0

Small-Cap                                             AIM Small Cap Equity Fund                    7.5               7.5

International/Global Growth                           AIM International Growth Fund               11.0              11.5

International/Global Blend                            AIM International Core Equity Fund          11.0              11.2

Sector                                                AIM Multi-Sector Fund                        7.5               7.5

Real Estate                                           AIM Real Estate Fund                         2.5               2.5

Intermediate Term Taxable Investment Grade            AIM Total Return Bond Fund                  10.0               9.6

Taxable Non-Investment Grade                          AIM High Yield Fund                         10.0               9.7

                                                                                            TOTAL NET ASSETS       $63.0 MILLION

The Fund purchases Institutional Class shares of the underlying funds. Institutional Class shares have no sales charge. The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.
====================================================================================================================================

AIM MODERATE GROWTH ALLOCATION FUND

   International equity markets              domestic product growth remained                                  GARY WENDLER, Senior
continued to post strong results,            moderate, concerns about inflation led                            Vice President, is
significantly outperforming the domestic     the Federal Reserve to continue                  [WENDLER         manager of AIM
equity market for the fourth consecutive     gradually raising short-term interest             PHOTO]          Moderate Growth
year.                                        rates. Meanwhile, stagnant job growth,                            Allocation Fund. He
                                             uncertainty about employment and                                  began his career in
   Within the Fund's 80% equity              overseas demand for U.S. Treasuries                               the investment
component, all nine underlying equity        caused long-term rates to hold steady or                          industry in 1986 and
funds finished the period with               retreat during the period. As a result,       joined AIM in 1995. Mr. Wendler holds a
double-digit returns, making significant     short-term rates increased significantly      B.B.A. in finance from Texas A&M
contributions to Fund performance.           while long-term rates were generally          University.
Highlights included the following:           flat to down.

o AIM Large Cap Growth Fund was the             In this environment, AIM Total Return
leading contributor to Fund performance      Bond Fund and AIM High Yield Fund made
during the period, due to the fund's         positive but modest contributions to
sizable 16.5% target allocation as well      Fund results for the period. The Fund's
as strong performance. Much of this          20% allocation to fixed-income
fund's performance was driven by             securities helped reduce the impact of
holdings in the health care and              equity-market volatility.
information technology sectors. Many
health care holdings benefited from          IN CLOSING
strong earnings growth. The release of
popular new products drove revenues for      AIM Moderate Growth Allocation Fund is
some large information technology firms      intended for the investor with a
in the portfolio.                            moderate to high risk tolerance. The
                                             Fund was designed to improve investors'
o AIM International Growth Fund was the      chances that during any given period,
second-highest contributor during the        the portfolio would include some market
period, due in part to the buoyant           areas that would perform well, and limit
international stock markets. Further,        exposure to any market areas that might
this fund outperformed its benchmark,        be underperforming. The percentage of
with especially strong contributions due     the Fund's net assets invested in each
to favorable stock selection in the          of the underlying funds was set at
financials, energy and consumer              target levels at the Fund's inception to
discretionary sectors.                       provide broad diversification across
                                             asset classes, investment styles,
o AIM International Core Equity Fund's       regions and market capitalizations.
performance was also driven by the vigor
of the international stock market during        We remain committed to these
the period. In particular, the fund's        strategies, and as always, we thank you
results were boosted by heavy exposure       for your investment in AIM Moderate
to European financial stocks, which          Growth Allocation Fund.
benefited from a historically low
interest-rate environment in 2005.           THE VIEWS AND OPINIONS EXPRESSED IN
                                             MANAGEMENT'S DISCUSSION OF FUND
o AIM Large Cap Basic Value Fund also        PERFORMANCE ARE THOSE OF A I M ADVISORS,
made a significant contribution to Fund      INC. THESE VIEWS AND OPINIONS ARE
performance. In this fund as well,           SUBJECT TO CHANGE AT ANY TIME BASED ON
financial holdings were among the            FACTORS SUCH AS MARKET AND ECONOMIC
largest contributors. Additionally, the      CONDITIONS. THESE VIEWS AND OPINIONS MAY
fund's energy investments outperformed       NOT BE RELIED UPON AS INVESTMENT ADVICE
and were a key driver of the fund's          OR RECOMMENDATIONS, OR AS AN OFFER FOR A
results.                                     PARTICULAR SECURITY. THE INFORMATION IS
                                             NOT A COMPLETE ANALYSIS OF EVERY ASPECT
o AIM Multi-Sector Fund's results            OF ANY MARKET, COUNTRY, INDUSTRY,
benefited from the strong performance of     SECURITY OR THE FUND. STATEMENTS OF FACT
the fund's energy holdings early in the      ARE FROM SOURCES CONSIDERED RELIABLE,
period, despite a correction toward the      BUT A I M ADVISORS, INC. MAKES NO
end of 2005. This fund's results were        REPRESENTATION OR WARRANTY AS TO THEIR
also boosted by a fourth-quarter rally       COMPLETENESS OR ACCURACY. ALTHOUGH
in the information technology sector,        HISTORICAL PERFORMANCE IS NO GUARANTEE
led by new consumer electronics products     OF FUTURE RESULTS, THESE INSIGHTS MAY
and internet-related services. Health        HELP YOU UNDERSTAND OUR INVESTMENT
care and financials holdings also made       MANAGEMENT PHILOSOPHY.
strong contributions.
                                                See important Fund and index
   The U.S. fixed income market                 disclosures inside front cover.
experienced a flattening of the yield                                                                          [RIGHT ARROW GRAPHIC]
curve during the period, as short-term
interest rates rose and longer-term                                                        FOR A PRESENTATION OF YOUR FUND'S LONG-
rates held steady or declined. Though                                                      TERM PERFORMANCE RECORD, PLEASE SEE PAGES
gross                                                                                      6 AND 7.

AIM MODERATE GROWTH ALLOCATION FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      that are incurred directly by the             Fund's actual return. The Fund's actual
                                             underlying funds and are deducted from        cumulative total returns at net asset
As a shareholder of the Fund, you incur      the value of the funds your Fund invests      value after expenses for the six months
two types of costs: (1) transaction          in. The effect of the estimated               ended December 31, 2005, appear in the
costs, which may include sales charges       underlying fund expenses that you bear        table "Cumulative Total Returns" on Page
(loads) on purchase payments; contingent     indirectly is included in your Fund's         7.
deferred sales charges on redemptions;       total return.
and redemption fees, if any; and (2)                                                          THE HYPOTHETICAL ACCOUNT VALUES AND
ongoing costs, including distribution        ACTUAL EXPENSES                               EXPENSES MAY NOT BE USED TO ESTIMATE THE
and/or service fees (12b-1); and other                                                     ACTUAL ENDING ACCOUNT BALANCE OR
Fund expenses. This example is intended      The table below provides information          EXPENSES YOU PAID FOR THE PERIOD. YOU
to help you understand your ongoing          about actual account values and actual        MAY USE THIS INFORMATION TO COMPARE THE
costs (in dollars) of investing in the       expenses. You may use the information in      ONGOING COSTS OF INVESTING IN THE FUND
Fund and to compare these costs with         this table, together with the amount you      AND OTHER FUNDS. TO DO SO, COMPARE THIS
ongoing costs of investing in other          invested, to estimate the expenses that       5% HYPOTHETICAL EXAMPLE WITH THE 5%
mutual funds. The example is based on an     you paid over the period. Simply divide       HYPOTHETICAL EXAMPLES THAT APPEAR IN THE
investment of $1,000 invested at the         your account value by $1,000 (for             SHAREHOLDER REPORTS OF THE OTHER FUNDS.
beginning of the period and held for the     example, an $8,600 account value divided
entire period July 1, 2005, through          by $1,000 = 8.6), then multiply the              Please note that the expenses shown
December 31, 2005.                           result by the number in the table under       in the table are meant to highlight your
                                             the heading entitled "Actual Expenses         ongoing costs only and do not reflect
   In addition to the fees and expenses      Paid During Period" to estimate the           any transactional costs, such as sales
which the Fund bears directly, the Fund      expenses you paid on your account during      charges (loads) on purchase payments,
indirectly bears a pro rata share of the     this period.                                  contingent deferred sales charges on
fees and expenses of the underlying                                                        redemptions, and redemption fees, if
funds in which your Fund invests. The        HYPOTHETICAL EXAMPLE FOR COMPARISON           any. Therefore, the hypothetical
amount of fees and expenses incurred         PURPOSES                                      information is useful in comparing
indirectly by your Fund will vary                                                          ongoing costs only, and will not help
because the underlying funds have varied     The table below also provides                 you determine the relative total costs
expenses and fee levels and the Fund may     information about hypothetical account        of owning different funds. In addition,
own different proportions of the             values and hypothetical expenses based        expenses shown in the table do not
underlying funds at different times.         on the Fund's actual expense ratio and        include the expenses of the underlying
Estimated underlying fund expenses are       an assumed rate of return of 5% per year      funds, which are borne indirectly by the
not expenses that are incurred directly      before expenses, which is not the             Fund. If transactional costs and
by your Fund. They are expenses                                                            indirect expenses were included, your
                                                                                           costs would have been higher.

====================================================================================================================================

                                     ACTUAL                                            HYPOTHETICAL
                                                                            (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING             ENDING                EXPENSES         ENDING              EXPENSES         ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING     ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS             (7/01/05)          (12/31/05)(1)            PERIOD(2)       (12/31/05)           PERIOD(2)          RATIO
  A              $1,000.00             $1,080.90               $1.94          $1,023.34             $1.89              0.37%
  B               1,000.00              1,076.90                5.86           1,019.56              5.70              1.12
  C               1,000.00              1,077.00                5.86           1,019.56              5.70              1.12
  R               1,000.00              1,080.20                3.25           1,022.08              3.16              0.62

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
    31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2005, appear in the table "Cumulative Total Returns" on Page 7.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================


                                                                                                [ARROW    For More Information Visit
                                                                                                BUTTON        AIMinvestments.com
                                                                                                IMAGE]

AIM MODERATE GROWTH ALLOCATION FUND

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
FUND DATA FROM 4/29/05,INDEX DATA FROM 4/30/05

                                                          [MOUNTAIN CHART]
====================================================================================================================================
DATE       AIM MODERATE       AIM MODERATE      AIM MODERATE      AIM MODERATE      LIPPER                        CUSTOM
              GROWTH            GROWTH            GROWTH             GROWTH        MULTI-CAP                     MODERATE
            ALLOCATION         ALLOCATION       ALLOCATION         ALLOCATION      CORE FUND      S&P 500    GROWTH ALLOCATION
               FUND-             FUND-             FUND-             FUND-           INDEX         INDEX          INDEX
           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS R SHARES

4/29/05        $9450            $10000            $10000            $10000         $10000          $10000         $10000
   5/05         9769             10338             10328             10338          10409           10318          10249
   6/05         9948             10517             10507             10517          10524           10333          10347
   7/05        10249             10834             10825             10834          10970           10717          10538
   8/05        10276             10844             10835             10854          10920           10619          10554
   9/05        10399             10973             10973             10993          11018           10705          10690
  10/05        10210             10775             10765             10794          10791           10526          10489
  11/05        10548             11123             11113             11141          11206           10924          10793
  12/05        10748             10826             11216             11361          11337           10928          10928

====================================================================================================================================
                                                                                                                SOURCE: LIPPER, INC.

Past performance cannot guarantee            investment in the Fund at the close of        not. Performance shown in the chart and
comparable future results.                   the reporting period and paid the             table(s) does not reflect deduction of
                                             applicable contingent deferred sales          taxes a shareholder would pay on Fund
   The data shown in the chart include       charges. Index results include                distributions or sale of Fund shares.
reinvested distributions, applicable         reinvested dividends, but they do not         Performance of the indexes does not
sales charges, Fund expenses and             reflect sales charges. Performance of an      reflect the effects of taxes.
management fees. Results for Class B         index of funds reflects fund expenses
shares are calculated as if a                and management fees; performance of a
hypothetical shareholder had liquidated      market index does
his entire

AIM MODERATE GROWTH ALLOCATION FUND

========================================

CUMULATIVE TOTAL RETURNS FOR PERIOD OF       THE PERFORMANCE DATA QUOTED REPRESENT         FOR THE PERIOD INVOLVED. THE CDSC ON
OPERATION                                    PAST PERFORMANCE AND CANNOT GUARANTEE         CLASS B SHARES DECLINES FROM 5%
                                             COMPARABLE FUTURE RESULTS; CURRENT            BEGINNING AT THE TIME OF PURCHASE TO 0%
As of 12/31/05,including applicable          PERFORMANCE MAY BE LOWER OR HIGHER.           AT THE BEGINNING OF THE SEVENTH YEAR.
sales charges                                PLEASE VISIT AIMINVESTMENTS.COM FOR THE       THE CDSC ON CLASS C SHARES IS 1% FOR THE
                                             MOST RECENT MONTH-END PERFORMANCE.            FIRST YEAR AFTER PURCHASE. CLASS R
CLASS A SHARES                               PERFORMANCE FIGURES REFLECT REINVESTED        SHARES DO NOT HAVE A FRONT-END SALES
Inception (4/29/05)                7.48%     DISTRIBUTIONS, CHANGES IN NET ASSET           CHARGE; RETURNS SHOWN ARE AT NET ASSET
                                             VALUE AND THE EFFECT OF THE MAXIMUM           VALUE AND DO NOT REFLECT A 0.75% CDSC
CLASS B SHARES                               SALES CHARGE UNLESS OTHERWISE STATED.         THAT MAY BE IMPOSED ON A TOTAL
Inception (4/29/05)                8.26%     INVESTMENT RETURN AND PRINCIPAL VALUE         REDEMPTION OF RETIREMENT PLAN ASSETS
                                             WILL FLUCTUATE SO THAT YOU MAY HAVE A         WITHIN THE FIRST YEAR.
CLASS C SHARES                               GAIN OR LOSS WHEN YOU SELL SHARES.
Inception (4/29/05)               12.16%                                                      THE PERFORMANCE OF THE FUND'S SHARE
                                                CLASS A SHARE PERFORMANCE REFLECTS         CLASSES WILL DIFFER DUE TO DIFFERENT
CLASS R SHARES                               THE MAXIMUM 5.50% SALES CHARGE, AND           SALES CHARGE STRUCTURES AND CLASS
Inception (4/29/05)               13.61%     CLASS B AND CLASS C SHARE PERFORMANCE         EXPENSES.
                                             REFLECTS THE APPLICABLE CONTINGENT
========================================     DEFERRED SALES CHARGE (CDSC)                     HAD THE ADVISOR NOT WAIVED FEES
                                                                                           AND/OR REIMBURSED EXPENSES, PERFORMANCE
CUMULATIVE TOTAL RETURNS                                                                   WOULD HAVE BEEN LOWER.

6 months ended 12/31/05,excluding
applicable sales charges

Class A Shares                 8.09%
Class B Shares                 7.69
Class C Shares                 7.70
Class R Shares                 8.02

========================================

Continued from inside front cover

o The unmanaged MSCI WORLD INDEX is a        OTHER INFORMATION                             Performance, then Mutual Funds, then
group of global securities tracked by                                                      Fund Overview. Select your Fund from the
Morgan Stanley Capital International.        o The returns shown in management's           drop-down menu and click on Complete
                                             discussion of Fund performance are based      Quarterly Holdings. Shareholders can
o The unmanaged LIPPER MULTI-CAP CORE        on net asset values calculated for            also look up the Fund's Forms N-Q on the
INDEX represents an average of the           shareholder transactions. Generally           SEC's Web site at sec.gov. Copies of the
performance of the 30 largest                accepted accounting principles require        Fund's Forms N-Q may be reviewed and
multi-capitalization core funds tracked      adjustments to be made to the net assets      copied at the SEC's Public Reference
by Lipper, Inc., an independent mutual       of the Fund at period end for financial       Room at 450 Fifth Street, N.W.,
fund performance monitor.                    reporting purposes, and as such, the net      Washington, D.C. 20549-0102. You can
                                             asset values for shareholder                  obtain information on the operation of
o The Fund is not managed to track the       transactions and the returns based on         the Public Reference Room, including
performance of any particular index,         those net asset values may differ from        information about duplicating fee
including the indexes defined here, and      the net asset values and returns              charges, by calling 202-942-8090 or
consequently, the performance of the         reported in the Financial Highlights.         800-732-0330, or by electronic request at
Fund may deviate significantly from the                                                    the following e-mail address:
performance of the indexes.                  o The Conference Board is a                   publicinfo@sec.gov. The SEC file numbers
                                             not-for-profit organization that              for the Fund are 811-02699 and 2-57526.
o A direct investment cannot be made in      conducts research and publishes
an index. Unless otherwise indicated,        information and analysis to help              A description of the policies and
index results include reinvested             businesses strengthen their performance.      procedures that the Fund uses to
dividends, and they do not reflect sales                                                   determine how to vote proxies relating
charges. Performance of an index of          The Fund provides a complete list of its      to portfolio securities is available
funds reflects fund expenses;                holdings four times in each fiscal year,      without charge, upon request, from our
performance of a market index does not.      at the quarter-ends. For the second and       Client Services department at
                                             fourth quarters, the lists appear in the      800-959-4246 or on the AIM Web site,
                                             Fund's semiannual and annual reports to       AIMinvestments.com. On the home page,
                                             shareholders. For the first and third         scroll down and click on AIM Funds Proxy
                                             quarters, the Fund files the lists with       Policy. The information is also
                                             the Securities and Exchange Commission        available on the SEC Web site, sec.gov.
                                             (SEC) on Form N-Q. The most recent list
                                             of portfolio holdings is available at         Information regarding how the Fund voted
                                             AIMinvestments.com. From our home page,       proxies related to its portfolio
                                             click on Products &                           securities during the 12 months ended
                                                                                           June 30,2005,is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

AIM MODERATE GROWTH ALLOCATION FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Growth          o The nature and extent of the advisory       o Fees relative to those of comparable
Series (the "Board") oversees the            services to be provided by AIM. The           funds with other advisors. The Board
management of AIM Moderate Growth            Board reviewed the services to be             noted that AIM does not charge the Fund
Allocation Fund (the "Fund") and, as         provided by AIM under the Advisory            any advisory fees pursuant to the
required by law, determines annually         Agreement. Based on this review, the          Advisory Agreement, although the
whether to approve the continuance of        Board concluded that the range of             underlying funds in which the Fund
the Fund's advisory agreement with A I M     services to be provided by AIM under the      invests pay AIM advisory fees.
Advisors, Inc. ("AIM"). Based upon the       Advisory Agreement was appropriate and
recommendation of the Investments            that AIM is currently providing services      o Expense limitations and fee waivers.
Committee of the Board, which is             in accordance with the terms of the           The Board noted that AIM has
comprised solely of independent              advisory agreement.                           contractually agreed to waive fees
trustees, at a meeting held on June 30,                                                    and/or limit expenses of the Fund
2005, the Board, including all of the        o The quality of services to be provided      through December 31, 2006 in an amount
independent trustees, approved the           by AIM. The Board reviewed the                necessary to limit other expenses to a
continuance of the advisory agreement        credentials and experience of the             specified percentage of average daily
(the "Advisory Agreement") between the       officers and employees of AIM who will        net assets for each class of the Fund.
Fund and AIM for another year, effective     provide investment advisory services to       The Board considered the contractual
July 1, 2005.                                the Fund. In reviewing the                    nature of this fee waiver/expense
                                             qualifications of AIM to provide              limitation and noted that it remains in
   The Board considered the factors          investment advisory services, the Board       effect through December 31, 2006. The
discussed below in evaluating the            reviewed the qualifications of AIM's          Board considered the effect this fee
fairness and reasonableness of the           investment personnel and considered such      waiver/expense limitation would have on
Advisory Agreement at the meeting on         issues as AIM's portfolio and product         the Fund's estimated expenses and
June 30, 2005 and as part of the Board's     review process, various back office           concluded that the levels of fee
ongoing oversight of the Fund. In their      support functions provided by AIM and         waivers/expense limitations for the Fund
deliberations, the Board and the             AIM's equity and fixed income trading         were fair and reasonable.
independent trustees did not identify        operations. Based on the review of these
any particular factor that was               and other factors, the Board concluded        o Breakpoints and economies of scale.
controlling, and each trustee attributed     that the quality of services to be            The Board noted that AIM does not charge
different weights to the various             provided by AIM was appropriate and that      the Fund any advisory fees pursuant to
factors.                                     AIM is currently providing satisfactory       the Advisory Agreement, although the
                                             services in accordance with the terms of      underlying funds in which the Fund
   One of the responsibilities of the        the advisory agreement.                       invests pay AIM advisory fees.
Senior Officer of the Fund, who is
independent of AIM and AIM's affiliates,     o The performance of the Fund relative        o Investments in affiliated money market
is to manage the process by which the        to comparable funds. Not applicable           funds. Not applicable because the Fund
Fund's proposed management fees are          because the Fund has recently commenced       does not invest in affiliated money
negotiated to ensure that they are           operations.                                   market funds.
negotiated in a manner which is at arm's
length and reasonable. To that end, the      o The performance of the Fund relative        o Independent written evaluation and
Senior Officer must either supervise a       to indices. Not applicable because the        recommendations of the Fund's Senior
competitive bidding process or prepare       Fund has recently commenced operations.       Officer. The Board noted that, upon
an independent written evaluation. The                                                     their direction, the Senior Officer of
Senior Officer has recommended an            o Meeting with the Fund's portfolio           the Fund, who is independent of AIM and
independent written evaluation in lieu       managers and investment personnel. With       AIM's affiliates, had prepared an
of a competitive bidding process and,        respect to the Fund, the Board is             independent written evaluation in order
upon the direction of the Board, has         meeting periodically with such Fund's         to assist the Board in determining the
prepared such an independent written         portfolio managers and/or other               reasonableness of the proposed
evaluation. Such written evaluation also     investment personnel and believes that        management fees of the AIM Funds,
considered certain of the factors            such individuals are competent and able       including the Fund. The Board noted that
discussed below. In addition, as             to continue to carry out their                the Senior Officer's written evaluation
discussed below, the Senior Officer made     responsibilities under the Advisory           had been relied upon by the Board in
certain recommendations to the Board in      Agreement.                                    this regard in lieu of a competitive
connection with such written evaluation.                                                   bidding process. In determining whether
                                             o Overall performance of AIM. The Board       to continue the Advisory Agreement for
   The discussion below serves as a          considered the overall performance of         the Fund, the Board considered the
summary of the Senior Officer's              AIM in providing investment advisory and      Senior Officer's written evaluation and
independent written evaluation and           portfolio administrative services to the      the recommendation made by the Senior
recommendations to the Board in              Fund and concluded that such performance      Officer to the Board that the Board
connection therewith, as well as a           was satisfactory.                             consider implementing a process to
discussion of the material factors and                                                     assist them in more closely monitoring
the conclusions with respect thereto         o Fees relative to those of clients of        the performance of the AIM Funds. The
that formed the basis for the Board's        AIM with comparable investment                Board concluded that it would be
approval of the Advisory Agreement.          strategies. The Board noted that AIM          advisable to implement such a process as
After consideration of all of the            does not charge the Fund any advisory         soon as reasonably practicable.
factors below and based on its informed      fees pursuant to the Advisory Agreement,
business judgment, the Board determined      although the underlying funds in which        o Profitability of AIM and its
that the Advisory Agreement is in the        the Fund invests pay AIM advisory fees.       affiliates. The Board noted that AIM
best interests of the Fund and its                                                         does not charge the Fund any advisory
shareholders and that the compensation                                                     fees pursuant to the Advisory Agreement,
to AIM under the Advisory Agreement is                                                     although the underlying funds in which
fair and reasonable and would have been                                                    the Fund invests pay AIM advisory fees.
obtained through arm's length
negotiations.
                                                                                                                         (continued)

AIM MODERATE GROWTH ALLOCATION FUND

o Benefits of soft dollars to AIM. The
Board considered the benefits realized
by AIM as a result of brokerage
transactions executed through "soft
dollar" arrangements. Under these
arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research is used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

o AIM's financial soundness in light of
the Fund's needs. The Board considered
whether AIM is financially sound and has the resources necessary to perform its obligations under the Advisory
Agreement, and concluded that AIM has
the financial resources necessary to
fulfill its obligations under the
Advisory Agreement.

o Historical relationship between the
Fund and AIM. In determining whether to
approve the Advisory Agreement for the
Fund, the Board also considered the
Board's knowledge of AIM's operations,
and concluded that it was beneficial to
approve the Advisory Agreement, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by
AIM and its affiliates to provide those
services. Based on the review of these
and other factors, the Board concluded
that AIM and its affiliates were
qualified to provide non-investment
advisory services to the Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

o Other factors and current trends. In
determining whether to continue the
Advisory Agreement for the Fund, the
Board considered the fact that AIM,
along with others in the mutual fund
industry, is subject to regulatory
inquiries and litigation related to a
wide range of issues. The Board also
considered the governance and compliance reforms being undertaken by AIM and its affiliates, including maintaining an internal controls committee and retaining an independent compliance consultant, and the fact that AIM has undertaken to cause the Fund to operate in accordance with certain governance policies and practices. The Board concluded that these actions indicated a good faith effort on the part of AIM to adhere to the highest ethical standards, and determined that the current regulatory and litigation environment to which AIM is subject should not prevent the Board from continuing the Advisory
Agreement for the Fund.

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/05


AIM MODERATE GROWTH ALLOCATION FUND

                                             ========================================
INSTITUTIONAL CLASS SHARES                                                                PLEASE NOTE THAT PAST PERFORMANCE IS NOT
                                             CUMULATIVE TOTAL RETURNS                     INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 12/31/05                   RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception (4/29/05)             13.96%       REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                  6 Months                         8.25        INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered                                                    WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,      ========================================     REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans                                                      THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                                                               INFORMATION ON COMPARATIVE BENCHMARKS.
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     MORE INFORMATION. FOR THE MOST CURRENT
                                             ASSET VALUE (NAV). PERFORMANCE OF            MONTH-END PERFORMANCE, PLEASE CALL
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER       800-451-4246 OR VISIT
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES      AIMinvestments.com.
                                             DUE TO DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.













========================================

NASDAQ SYMBOL                  AIMGX

========================================

                                                                                       Over for information on your Fund's expenses.


================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

                                                FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.





                                                 [YOUR GOALS. OUR SOLUTIONS.]                    [AIM INVESTMENTS LOGO APPEARS HERE]
                                                   --Registered Trademark--                            --Registered Trademark--

AIMinvestments.com                MGAL-INS-1            A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      ACTUAL EXPENSES                                 The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information         actual ending account balance or
ongoing costs. This example is intended      about actual account values and actual       expenses you paid for the period. You
to help you understand your ongoing          expenses. You may use the information in     may use this information to compare the
costs (in dollars) of investing in the       this table, together with the amount you     ongoing costs of investing in the Fund
Fund and to compare these costs with         invested, to estimate the expenses that      and other funds. To do so, compare this
ongoing costs of investing in other          you paid over the period. Simply divide      5% hypothetical example with the 5%
mutual funds. The example is based on an     your account value by $1,000 (for            hypothetical examples that appear in the
investment of $1,000 invested at the         example, an $8,600 account value divided     shareholder reports of the other funds.
beginning of the period and held for the     by $1,000 = 8.6), then multiply the
entire period July 1, 2005, through          result by the number in the table under         Please note that the expenses shown
December 31, 2005.                           the heading entitled "Actual Expenses        in the table are meant to highlight your
                                             Paid During Period" to estimate the          ongoing costs only. Therefore, the
   In addition to the fees and expenses      expenses you paid on your account during     hypothetical information is useful in
which the Fund bears directly, the Fund      this period.                                 comparing ongoing costs only, and will
indirectly bears a pro rata share of the                                                  not help you determine the relative
fees and expenses of the underlying          HYPOTHETICAL EXAMPLE FOR COMPARISON          total costs of owning different funds.
funds in which your Fund invests. The        PURPOSES                                     In addition, expenses shown in the table
amount of fees and expenses incurred                                                      do not include the expenses of the
indirectly by your Fund will vary            The table below also provides                underlying funds, which are borne
because the underlying funds have varied     information about hypothetical account       indirectly by the Fund. If transaction
expenses and fee levels and the Fund may     values and hypothetical expenses based       costs and indirect expenses were
own different proportions of the             on the Fund's actual expense ratio and       included, your costs would have been
underlying funds at different times.         an assumed rate of return of 5% per year     higher.
Estimated underlying fund expenses are       before expenses, which is not the Fund's
not expenses that are incurred directly      actual return. The Fund's actual
by your Fund. They are expenses that are     cumulative total return after expenses
incurred directly by the underlying          for the six months ended December 31,
funds and are deducted from the value of     2005, appears in the table on the front
the funds your Fund invests in. The          of this supplement.
effect of the estimated underlying fund
expenses that you bear indirectly are
included in your Fund's total return.


====================================================================================================================================

                                                   ACTUAL                         HYPOTHETICAL
                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                       BEGINNING          ENDING           EXPENSES         ENDING           EXPENSES        ANNUALIZED
   SHARE             ACCOUNT VALUE     ACCOUNT VALUE      PAID DURING     ACCOUNT VALUE     PAID DURING       EXPENSE
   CLASS                (7/1/05)       (12/31/05)(1)       PERIOD(2)       (12/31/05)        PERIOD(2)         RATIO
Institutional          $1,000.00         $1,082.50           $0.63         $1,024.60           $0.61           0.12%

(1)  The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2005, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================


AIMinvestments.com                 MGAL-INS-1           A I M Distributors, Inc.

AIM MODERATE GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

December 31, 2005


SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.11%(A)


                                                             CHANGE IN
                                                             UNREALIZED
                      VALUE      PURCHASES     PROCEEDS     APPRECIATION      REALIZED     DIVIDEND    SHARES         VALUE
                      4/29/05     AT COST     FROM SALES    (DEPRECIATION)   GAIN (LOSS)    INCOME    12/31/05      12/31/05
------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics
 Fund-Institutional
 Class-5.00%(b)        $  --    $3,014,520    $  (12,174)     $  148,772     $    1,506    $    --      169,223    $ 3,152,624
------------------------------------------------------------------------------------------------------------------------------
AIM High Yield
 Fund-Institutional
 Class-9.66%              --     6,154,774       (18,327)        (53,223)            61    125,760    1,395,249      6,083,285
------------------------------------------------------------------------------------------------------------------------------
AIM International
 Core Equity
 Fund-Institutional
 Class-11.23%             --     6,922,178       (20,261)        171,139        200,968     81,574      580,383      7,074,875
------------------------------------------------------------------------------------------------------------------------------
AIM International
 Growth
 Fund-Institutional
 Class-11.48%             --     6,719,232       (23,083)        529,862          2,971     87,287      304,506      7,228,982
------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic
 Value
 Fund-Institutional
 Class-14.02%             --     8,462,632       (25,160)        392,044          1,907         --      611,171      8,831,423
------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth
 Fund-Institutional
 Class-16.55%(b)          --     9,947,916       (30,087)        499,480          3,664     14,833      971,200     10,420,973
------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic
 Value
 Fund-Institutional
 Class-5.03%(b)           --     3,014,520       (11,521)        166,961          1,275         --      216,911      3,171,235
------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector
 Fund-Institutional
 Class-7.53%                     4,607,233       (21,597)        151,334         25,666     62,289      190,953      4,739,473
------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate
 Fund-Institutional
 Class-2.52%              --     1,584,347        (6,374)          9,058         50,343     27,317       56,944      1,587,605
------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Equity
 Fund-Institutional
 Class-7.46%              --     4,969,153       (14,064)       (255,497)       389,100     59,735      381,270      4,701,055
------------------------------------------------------------------------------------------------------------------------------
AIM Total Return
 Bond
 Fund-Institutional
 Class-9.63%              --     6,106,464       (17,484)        (25,963)          (190)    74,714      583,526      6,062,827
==============================================================================================================================
TOTAL-100.11% (Cost
 $61,320,390)          $  --    $61,502,969   $ (200,132)     $1,733,967     $  677,271(c) $533,509   5,461,336    $63,054,357
==============================================================================================================================
OTHER ASSETS LESS
 LIABILITIES-(0.11%)   $  --    $  (73,804)           --              --             --         --           --    $   (71,920)
==============================================================================================================================
NET ASSETS-100.00%     $  --    $61,429,165           --              --             --         --           --    $62,982,437
______________________________________________________________________________________________________________________________
==============================================================================================================================

Notes to Schedule of Investments:

(a) The mutual funds and the Fund are affiliated by having the same investment advisor. See Note 3.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c) Includes $659,718 of capital gains distributed from affiliated underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE GROWTH ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS:

Investments in affiliated underlying funds, at
  value (cost $61,320,390)                      $63,054,357
-----------------------------------------------------------
Receivables for fund shares sold                    873,489
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                1,544
-----------------------------------------------------------
Other assets                                         16,542
===========================================================
    Total assets                                 63,945,932
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             869,182
-----------------------------------------------------------
  Fund shares reacquired                              4,308
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             1,544
-----------------------------------------------------------
Accrued distribution fees                            34,203
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              103
-----------------------------------------------------------
Accrued transfer agent fees                           9,310
-----------------------------------------------------------
Accrued operating expenses                           44,845
===========================================================
    Total liabilities                               963,495
===========================================================
Net assets applicable to shares outstanding     $62,982,437
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $60,578,315
-----------------------------------------------------------
Undistributed net investment income                    (864)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                             671,019
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      1,733,967
===========================================================
                                                $62,982,437
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $33,667,553
___________________________________________________________
===========================================================
Class B                                         $17,221,224
___________________________________________________________
===========================================================
Class C                                         $11,656,250
___________________________________________________________
===========================================================
Class R                                         $   380,407
___________________________________________________________
===========================================================
Institutional Class                             $    57,003
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                           2,965,706
___________________________________________________________
===========================================================
Class B                                           1,521,082
___________________________________________________________
===========================================================
Class C                                           1,030,339
___________________________________________________________
===========================================================
Class R                                              33,557
___________________________________________________________
===========================================================
Institutional Class                                   5,017
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     11.35
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $11.35 / 94.50%)        $     12.01
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     11.32
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     11.31
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     11.34
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     11.36
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE GROWTH ALLOCATION FUND

STATEMENT OF OPERATIONS

For the period April 29, 2005 (Date operations commenced) through December 31, 2005

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $  533,509
________________________________________________________________________
========================================================================

EXPENSES:

Administrative services fees                                      33,836
------------------------------------------------------------------------
Custodian fees                                                     5,275
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         22,967
------------------------------------------------------------------------
  Class B                                                         53,914
------------------------------------------------------------------------
  Class C                                                         30,346
------------------------------------------------------------------------
  Class R                                                            450
------------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              40,851
------------------------------------------------------------------------
Transfer agent fees -- Institutional                                   4
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         10,914
------------------------------------------------------------------------
Reports to shareholders                                           16,624
------------------------------------------------------------------------
Professional services fees                                        42,331
------------------------------------------------------------------------
Other                                                              9,973
========================================================================
    Total expenses                                               267,485
========================================================================
Less: Fees waived and expense offset arrangement                (138,761)
========================================================================
  Net expenses                                                   128,724
========================================================================
Net investment income                                            404,785
========================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from affiliated underlying funds                17,553
------------------------------------------------------------------------
Net realized gain from distributions of affiliated
  underlying funds                                               659,718
========================================================================
                                                                 677,271
========================================================================
Change in net unrealized appreciation of affiliated
  underlying funds                                             1,733,967
========================================================================
Net gain from affiliated underlying funds                      2,411,238
========================================================================
Net increase in net assets resulting from operations          $2,816,023
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE GROWTH ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period April 29, 2005 (Date operations commenced) through December 31, 2005

                                                                   2005
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income from affiliated underlying funds        $   404,785
---------------------------------------------------------------------------
  Net realized gain from underlying funds and capital gain
    distributions of affiliated underlying funds                    677,271
---------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying funds                                              1,733,967
===========================================================================
    Net increase in net assets resulting from operations          2,816,023
===========================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (261,823)
---------------------------------------------------------------------------
  Class B                                                          (103,794)
---------------------------------------------------------------------------
  Class C                                                           (71,818)
---------------------------------------------------------------------------
  Class R                                                            (2,292)
---------------------------------------------------------------------------
  Institutional Class                                                  (509)
___________________________________________________________________________
===========================================================================
  Total distributions from net investment income                   (440,236)
___________________________________________________________________________
===========================================================================
Distributions to shareholders from net realized gains:
  Class A                                                            (3,304)
---------------------------------------------------------------------------
  Class B                                                            (1,720)
---------------------------------------------------------------------------
  Class C                                                            (1,190)
---------------------------------------------------------------------------
  Class R                                                               (32)
---------------------------------------------------------------------------
  Institutional Class                                                    (6)
___________________________________________________________________________
===========================================================================
  Total distributions from net realized gains                        (6,252)
___________________________________________________________________________
===========================================================================
  Decrease in net assets resulting from distributions              (446,488)
___________________________________________________________________________
===========================================================================
Share transactions-net:
  Class A                                                        32,407,166
---------------------------------------------------------------------------
  Class B                                                        16,508,008
---------------------------------------------------------------------------
  Class C                                                        11,278,341
---------------------------------------------------------------------------
  Class R                                                           368,862
---------------------------------------------------------------------------
  Institutional Class                                                50,525
===========================================================================
    Net increase in net assets resulting from share
     transactions                                                60,612,902
===========================================================================
    Net increase in net assets                                   62,982,437
===========================================================================

NET ASSETS:

Beginning of period                                                      --
===========================================================================
End of year (including undistributed net investment income
  of $(864)                                                     $62,982,437
___________________________________________________________________________
===========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATE GROWTH ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Moderate Growth Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on April 29, 2005.

    The Fund's investment objective is to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an

AIM MODERATE GROWTH ALLOCATION FUND

     independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.12% of average daily net assets, respectively, through December 31, 2006. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the period April 29, 2005 (date operations commenced) through December 31, 2005, AIM reimbursed expenses of $138,063.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the period April 29, 2005 (date operations commenced) through December 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $205.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period April 29, 2005 (date operations commenced) through December 31, 2005, AIM was paid $33,836.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the period April 29, 2005 (date operations commenced) through December 31, 2005, the Fund paid AISI $40,851 for Class A, Class B, Class C and Class R share classes and $4 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of

AIM MODERATE GROWTH ALLOCATION FUND

the average daily net assets of Class R shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period April 29, 2005 (date operations commenced) through December 31, 2005, the Class A, Class B, Class C and Class R shares paid $22,967, $53,914, $30,346 and $450, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period April 29, 2005 (date operations commenced) through December 31, 2005, ADI advised the Fund that it retained $89,100 in front-end sales commissions from the sale of Class A shares and $0, $371, $206 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the period April 29, 2005 (date operations commenced) through December 31, 2005, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $493.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period April 29, 2005 (date operations commenced) through December 31, 2005, the Fund paid legal fees of $2,193 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the period April 29, 2005 (date operations commenced) through December 31, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM MODERATE GROWTH ALLOCATION FUND

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the period April 29, 2005 (date operations commenced) through December 31, 2005 was as follows:

                                                                  2005
------------------------------------------------------------------------
Distributions paid from ordinary income                         $446,488
________________________________________________________________________
========================================================================


TAX COMPONENTS OF NET ASSETS:

    As of December 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
---------------------------------------------------------------------------
Undistributed ordinary income                                   $    12,090
---------------------------------------------------------------------------
Undistributed long-term gain                                        659,718
---------------------------------------------------------------------------
Unrealized appreciation -- investments                            1,733,739
---------------------------------------------------------------------------
Temporary book/tax differences                                       (1,425)
---------------------------------------------------------------------------
Shares of beneficial interest                                    60,578,315
===========================================================================
Total net assets                                                $62,982,437
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period April 29, 2005 (date operations commenced) through December 31, 2005 was $61,502,969 and $200,132, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 2,068,649
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (334,910)
===============================================================================
Net unrealized appreciation of investment securities              $ 1,733,739
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $61,320,618.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of organizational expenses, on December 31, 2005, undistributed net investment income was increased by $34,587 and shares of beneficial interest decreased by $34,587. This reclassification had no effect on the net assets of the Fund.

AIM MODERATE GROWTH ALLOCATION FUND

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------
                                                                   APRIL 29, 2005
                                                                  (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                     2,973,587    $32,489,761
--------------------------------------------------------------------------------------
  Class B                                                     1,584,860     17,209,780
--------------------------------------------------------------------------------------
  Class C                                                     1,046,664     11,453,638
--------------------------------------------------------------------------------------
  Class R                                                        35,259        387,568
--------------------------------------------------------------------------------------
  Institutional Class                                             4,971         50,010
======================================================================================
Issued as reinvestment of dividends:
  Class A                                                        22,292        252,565
--------------------------------------------------------------------------------------
  Class B                                                         8,849        100,003
--------------------------------------------------------------------------------------
  Class C                                                         6,018         67,940
--------------------------------------------------------------------------------------
  Class R                                                           206          2,323
--------------------------------------------------------------------------------------
  Institutional Class                                                46            515
======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        35,446        394,165
--------------------------------------------------------------------------------------
  Class B                                                       (35,568)      (394,165)
======================================================================================
Reacquired:
  Class A                                                       (65,619)      (729,325)
--------------------------------------------------------------------------------------
  Class B                                                       (37,059)      (407,610)
--------------------------------------------------------------------------------------
  Class C                                                       (22,343)      (243,237)
--------------------------------------------------------------------------------------
  Class R                                                        (1,908)       (21,029)
--------------------------------------------------------------------------------------
  Institutional Class                                                --             --
======================================================================================
                                                              5,555,701    $60,612,902
______________________________________________________________________________________
======================================================================================

AIM MODERATE GROWTH ALLOCATION FUND


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                             CLASS A       CLASS B    CLASS C    CLASS R    INSTITUTIONAL CLASS
                                                             ------------------------------------------------------------------
                                                              APRIL 29, 2005 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $10.06        $10.06     $10.06     $10.06           $10.06
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a)                                     0.20          0.14       0.14       0.18             0.21
===============================================================================================================================
  Net gains on securities (both realized and unrealized)       1.19          1.19       1.18       1.19             1.19
===============================================================================================================================
    Total from investment operations                           1.39          1.33       1.32       1.37             1.40
===============================================================================================================================
Less distributions:
  Dividends from net investment income                        (0.10)        (0.07)     (0.07)     (0.09)           (0.10)
===============================================================================================================================
  Distributions from net realized gains                       (0.00)        (0.00)     (0.00)     (0.00)           (0.00)
===============================================================================================================================
    Total distributions                                       (0.10)        (0.07)     (0.07)     (0.09)           (0.10)
===============================================================================================================================
Net asset value, end of period                               $11.35        $11.32     $11.31     $11.34           $11.36
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                               13.78%        13.26%     13.16%     13.61%           13.95%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $33,667       $17,221    $11,656    $  380           $   57
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets:
  With expense reimbursements(c)                               0.37%         1.12%      1.12%      0.62%            0.12%
-------------------------------------------------------------------------------------------------------------------------------
  Without expense reimbursements(c)                            1.16%         1.91%      1.91%      1.41%            0.69%
===============================================================================================================================
Estimated underlying fund expenses(d)                          0.78%         0.78%      0.78%      0.78%            0.78%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of net investment income to average net assets(c)        2.65%         1.90%      1.90%      2.40%            2.90%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate(e)                                        1%            1%         1%         1%               1%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $13,397,401 $7,967,099, $4,484,374, $133,095 and $54,027 for Class A,
     Class B, Class C, Class R and Institutional Class, respectively.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund's total return.
(e)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

AIM MODERATE GROWTH ALLOCATION FUND

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, this lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in motions to dismiss shareholder class action and derivative complaints that were filed in unrelated lawsuits. On November 3, 2005, the MDL Court issued short opinions for the most part applying these rulings to the AIM and IFG lawsuits. The MDL Court dismissed all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"). The Court dismissed all claims asserted in the class action complaint but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, (ii) the excessive fee claim under
Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and
(iii) the MDL Court deferred ruling on the "control person liability" claim under Section 48 of the 1940 Act. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

  At the MDL Court's request, the parties submitted proposed orders implementing these rulings in the AIM and IFG lawsuits. The MDL Court has not entered any orders on the motions to dismiss in these lawsuits and it is possible the orders may differ in some respects from the rulings described above. Based on the MDL Court's opinion and both parties' proposed orders, however, all claims asserted against the Funds that have been transferred to the MDL Court will be dismissed, although certain Funds will remain nominal defendants in the derivative lawsuit.

AIM MODERATE GROWTH ALLOCATION FUND

  On December 6, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' omnibus motion to dismiss the ERISA complaints. The ruling was issued in unrelated lawsuits that are similar to the ERISA lawsuits brought against AIM and IFG and related entities. The MDL Court: (i) denied the motion to dismiss on the grounds that the plaintiffs lack standing or that the defendants' investments in company stock are entitled to a presumption of prudence; (ii) granted the motion to dismiss as to defendants not named in the employee benefit plan documents as fiduciaries but gave plaintiffs leave to replead facts sufficient to show that such defendants acted as de facto fiduciaries; and (iii) confirmed plaintiffs' withdrawal of their prohibited transactions and misrepresentations claims.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM MODERATE GROWTH ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Growth Series and Shareholders of AIM Moderate Growth Allocation Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Moderate Growth Allocation Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the period April 29, 2005 (date operations commenced) through December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provides a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 17, 2006
Houston, Texas

AIM MODERATE GROWTH ALLOCATION FUND

TRUSTEES AND OFFICERS

As of December 31, 2005



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director and President, A I M Advisors,
                                                  Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc.; Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of December 31, 2005

AIM MODERATE GROWTH ALLOCATION FUND



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    None
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2005, 13.43% is eligible for the dividends received deduction for corporations.

For its tax year ended December 31, 2005, the Fund designates 30.36%, or the maximum amount allowable, of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported in Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended December 31, 2005, the Fund designates 26.23%, or the maximum amount allowable of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

The Fund designates qualified short-term capital gain distributions exempt from U.S. income tax for non-resident alien shareholders of $6,252 for the fund's tax year ended December 31, 2005.

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2005, September 30, 2005 and December 31, 2005 are 46.99%, 43.69% and 48.10%, respectively.

      DOMESTIC EQUITY                          INTERNATIONAL/GLOBAL EQUITY                       FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(1)            AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund                            AIM International Core Equity Fund            AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(1)       Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                              Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund                              SECTOR EQUITY                         TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund            AIM High Income Municipal Fund(1)
AIM Opportunities III Fund                   AIM Energy Fund                               AIM Municipal Bond Fund
AIM Premier Equity Fund                      AIM Financial Services Fund                   AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund                       AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                   Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund                    AIM Gold & Precious Metals Fund
AIM Small Cap Growth Fund(1)                 AIM Leisure Fund                                   AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund                AIM Multi-Sector Fund
AIM Summit Fund                              AIM Real Estate Fund(1)                       AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                    AIM Technology Fund                           AIM Growth Allocation Fund(2)
AIM Trimark Small Companies Fund             AIM Utilities Fund                            AIM Moderate Allocation Fund
AIM Weingarten Fund                                                                        AIM Moderate Growth Allocation Fund
                                                                                           AIM Moderately Conservative Allocation
                                                                                           Fund

                                                                                                DIVERSIFIED PORTFOLIOS

                                                                                           AIM Income Allocation Fund
                                                                                           AIM International Allocation Fund

                                             ======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
                                             THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
                                             ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                             ======================================================================================

*Domestic equity and income fund

(1)This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2)Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

AIMinvestments.com                MGAL-AR-1             A I M Distributors, Inc.

                                 YOUR GOALS. OUR SOLUTIONS. --Registered Trademark--
----------------------------------------------------------------------------------
Mutual      Retirement   Annuities   College    Separately  Offshore    Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds       Products                 Savings    Managed     Products    Management           --Registered Trademark--
                                     Plans      Accounts
----------------------------------------------------------------------------------

                                     AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                                Annual Report to Shareholders o December 31,2005


                                 [COVER IMAGE]


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIM MODERATELY CONSERVATIVE ALLOCATION FUND SEEKS TOTAL RETURN CONSISTENT WITH A LOWER LEVEL OF RISK RELATIVE TO THE BROAD STOCK MARKET.

o Unless otherwise stated, information presented in this report is as of December 31, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          approval of the Fund. If that were to        to maturity. Fund shares are not insured,
                                             occur, the Fund might be forced to           and their value and yield will vary with
o Class B shares are not available as an     withdraw its investments from the            market conditions.
investment for retirement plans maintained   underlying funds at a time that is
pursuant to Section 401 of the Internal      unfavorable to the Fund.                     o Some of the underlying funds may invest
Revenue Code, including 401(k) plans,                                                     in mortgage-backed securities, which may
money purchase pension plans and profit      PRINCIPAL RISKS OF INVESTING IN THE          lose value if mortgages are prepaid in
sharing plans, except for plans that have    UNDERLYING FUNDS                             response to falling interest rates.
existing accounts invested in Class B
shares.                                      o Investing in a mutual fund that invests    ABOUT INDEXES USED IN THIS REPORT
                                             in international securities presents
o Class R shares are available only to       certain risks not associated with            o The unmanaged Standard & Poor's
certain retirement plans. Please see the     investing solely in the United States.       Composite Index of 500 Stocks (the S&P 500
prospectus for more information.             These include risks relating to              --Registered Trademark-- INDEX) is an
                                             fluctuations in the value of the U.S.        index of common stocks frequently used as
PRINCIPAL RISKS OF INVESTING IN THE FUND     dollar relative to the values of other       a general measure of U.S. stock market
                                             currencies, the custody arrangements made    performance.
o The Fund is a "fund of funds," which       for the fund's foreign holdings,
means that it invests its assets in other    differences in accounting, political risks   o The CUSTOM MODERATELY CONSERVATIVE
underlying mutual funds advised by A I M     and the lesser degree of public              ALLOCATION INDEX used in this report is
Advisors, Inc.                               information required to be provided by       composed of 32.5% Russell 3000 Index, 7.5%
                                             non-U.S. companies.                          MSCI EAFE Index, 40% Lehman U. S.
o Investors will bear not just their share                                                Aggregate Bond Index, 15% Lehman 1-3 Year
of the Fund's operational expenses, but      o Investing in a fund that invests in        Government/Credit Index, and 5% Lehman
also, indirectly, the operating expenses     smaller companies involves greater risk      High Yield Index.
of the underlying funds.                     than investing in more established
                                             companies, such as business risk,            o The unmanaged RUSSELL 3000--Registered
o The advisor may change the Fund's asset    significant stock price fluctuations and     Trademark-- INDEX is an index of common
class allocations, the underlying funds or   illiquidity.                                 stocks that measures performance of the
the target weightings in the underlying                                                   largest 3,000 U.S. companies based on
funds at its discretion.                     o A change in interest rates will affect     market capitalization.
                                             the performance of the Fund's investments
o The advisor has the ability to select      in fixed-income mutual funds.                o The unmanaged MSCI Europe, Australasia
and substitute the underlying funds in                                                    and the Far East Index (the MSCI EAFE
which the Fund invests, and may be subject   o Investing in funds that invest in          --Registered Trademark-- INDEX) is a group
to potential conflicts of interest in        higher-yielding, lower-rated debt            of foreign securities tracked by Morgan
selecting underlying funds because it may    securities (commonly known as "junk          Stanley Capital International.
receive higher fees from certain             bonds") has a greater risk of price
underlying funds than others. However, as    fluctuation and loss of principal and        o The unmanaged LEHMAN U.S. AGGREGATE BOND
a fiduciary to the Fund, the advisor is      income than investing in funds that invest   INDEX, which represents the U.S.
required to act in the Fund's best           in U.S. government securities such as U.S.   investment-grade fixed-rate bond market
interest when selecting the underlying       Treasury bills, notes and bonds.             (including government and corporate
funds.                                       Treasuries are guaranteed by the             securities, mortgage pass-through
                                             government for repayment of principal and    securities and asset-backed securities),
o There is a risk that the advisor's         interest if held to maturity. Investors      is compiled by Lehman Brothers.
evaluations and assumptions regarding the    should carefully assess the risk
Fund's broad asset classes or the            associated with an investment in the Fund.   Continued on Page 7
underlying funds in which the Fund invests
may be incorrect based on actual market      o The underlying funds may invest in         ==========================================
conditions. There can be no assurance that   securities issued or backed by the U.S.      FUND NASDAQ SYMBOLS
the underlying funds will achieve their      government, its agencies or
investment objectives, and the performance   instrumentalities. Such securities offer a   Class A Shares                       CAAMX
of the underlying funds may be lower than    high degree of safety and, in the case of    Class B Shares                       CMBAX
that of the asset class they were selected   government securities, are guaranteed as     Class C Shares                       CACMX
to represent. The underlying funds may       to timely payment of principal and           Class R Shares                       CMARX
change their investment objectives or        interest if held
policies without the                                                                      ==========================================

======================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

======================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMinvestments.com

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    Although many concerns weighed on investors' minds during
                    the year covered by this report, stocks posted gains for the
      [GRAHAM       period. Domestically, the broad-based S&P 500 Index returned
       PHOTO]       4.91%. Internationally, Morgan Stanley's MSCI World Index
                    rose 9.49%. Concern about the inflationary potential of rising energy costs was frequently cited as a major cause of market restraint.

                       Within the indexes, there was considerable variability in
                    the performance of different sectors and markets. Domestically, energy sector performance far outpaced all
  ROBERT H. GRAHAM  other sectors in the S&P 500 Index, reflecting rising oil and gas prices. Overseas, emerging markets produced more attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

                       One could make a strong argument for global
                    diversification of a stock portfolio using the performance data for the year ended December 31, 2005. Of course, your
    [WILLIAMSON     financial advisor is the person most qualified to help you
       PHOTO]       decide whether such diversification is appropriate for you.

                       A number of key developments affected markets and the
                    economy in 2005:

                    o Hurricane Katrina, which devastated New Orleans in August, had numerous economic repercussions and dealt a short-term MARK H. WILLIAMSON setback to consumer confidence. However, consumer confidence rebounded toward the end of the year, with the Conference Board crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                    o The nation's gross domestic product (GDP), the broadest
                      measure of economic activity, increased at a healthy rate throughout much of the year. The Bureau of Economic Analysis of the U.S. Department of Commerce reported that the nation's GDP grew at annualized rates of 3.8%, 3.3% and 4.1% for the first, second and third quarters of the year, respectively.

                    o For the second straight year, the economy created 2
                      million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                    o The Federal Reserve Board (the Fed) continued its
                      tightening policy, raising the key federal funds target rate to 4.25% by the end of the year. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                    o Gasoline prices, which soared to a nationwide average of slightly more than $3.08 per gallon on September 5 following Hurricane Katrina, had dropped by more than 80 cents by mid-December, according to the U.S. Energy Information Administration.

                       For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the year, please turn to Page 3.

                    YOUR FUND

                    Further information about the markets, your Fund, and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.


                    Sincerely,
                    /S/ ROBERT H. GRAHAM              /S/ MARK H. WILLIAMSON

                    Robert H. Graham                  Mark H. Williamson
                    President & Vice Chair,           President, A I M Advisors,
                     AIM Funds                         Inc.

                    February 9, 2006


                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
                    independent chair--I can assure you that shareholder
     [CROCKETT      interests are at the forefront of every decision your board
       PHOTO]       makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                       Some highlights of 2005 board activity:

                    o Board approval of voluntary fee reductions, which are
                      saving shareholders more than $20 million annually, based
  BRUCE L. CROCKETT   on asset levels of March 31, 2005.

                    o Board approval for the merger of 14 funds into other AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                    o Board approval for portfolio management changes at 11
                      funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                       In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /S/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    February 9, 2006

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                               market areas that perform well, while also
                                                                                          minimizing volatility by limiting exposure
=======================================================================================   to any area of the market that may be
PERFORMANCE SUMMARY                                                                       underperforming.
                                             ==========================================
The Fund produced positive performance at    FUND VS. INDEXES                                We determine target asset class
net asset value for the eight-month                                                       weightings and underlying fund selections
reporting period ended December 31,          TOTAL RETURNS 4/29/05-12/31/05,EXCLUDING     for the Fund and also monitor the Fund on
2005,comprising the first eight months of    APPLICABLE SALES CHARGES. IF SALES CHARGES   an ongoing basis. The underlying funds are
the Fund's existence.                        WERE INCLUDED, RETURNS WOULD BE LOWER.       actively managed by their respective
                                                                                          management teams based on the individual
   The Fund's emphasis on fixed-income       Class A Shares                       7.01%   fund objectives, investment strategies and
holdings (approximately 60%) served as                                                    management techniques.
ballast during much of the period, helping   Class B Shares                       6.49
stabilize Fund results against                                                               While the weightings of various
equity-market volatility. However, because   Class C Shares                       6.49    underlying funds in the portfolio may vary
the bond funds had more modest returns                                                    from their targets during the year due to
than the stock funds, the Fund               Class R Shares                       6.84    market movements, we rebalance the
underperformed the S&P 500 Index of common                                                portfolio annually to maintain its target
stocks. The Fund's results at net asset      S&P 500 Index                                asset class allocations.
value outperformed the Custom Moderately     (Broad Market Index)                 9.28
Conservative Allocation Index, which                                                      MARKET CONDITIONS AND YOUR FUND
approximates the performance of the types    Custom Moderately Conservative
of holdings owned by the Fund's underlying   Allocation Index                             Equity markets experienced considerable
funds.                                       (Style-specific Index)               5.18    volatility during the 8-month period
                                                                                          covered by this report. Investors endured
   The Fund's performance was broad-based,   Lipper Income Fund Index                     record-high oil and gas prices, a volatile
with all of its underlying funds             (Peer Group Index)                   5.32    U.S. dollar and rising interest rates.
                                                                                          Nevertheless, corporate spending and
                                             SOURCE: LIPPER, INC.                         earnings continued to improve, and the
                                                                                          domestic equity market finished the period
                                             ==========================================   with positive returns.

                                             contributing positively to total returns        The energy, financials and information
                                             for the period.                              technology sectors did especially well
                                                                                          during the period. Energy rallied in
                                                Your Fund's long-term performance is      response to the high oil prices during the
                                             shown on Pages 6 and 7 of this report.       earlier part of the period, declining
                                                                                          later in the year. Favorable capital
=======================================================================================   markets and brisk merger and acquisi-

HOW WE INVEST                                The Fund's target allocations of 60% bonds
                                             and 40% stocks are represented by four
The Fund invests in 11 underlying funds      underlying bond funds and seven underlying
diversified among asset classes (stocks      stock funds.
and bonds), investment styles (value,
blend/core and growth), regions (domestic       This broad diversification is designed
and international) and market                to maximize the probability that during
capitalizations (mid and large).             any given period, the portfolio will be
                                             exposed to                                                                  (continued)

====================================================================================================================================

PORTFOLIO COMPOSITION

                                                                                            TARGET             % OF TOTAL NET ASSETS
ASSET CLASS                                  FUND                                         ALLOCATION               AS OF 12/31/05

Large Cap Growth                             AIM Large Cap Growth Fund                      11.25%                     11.5%

Large Cap Value                              AIM Large Cap Basic Value Fund                 11.25                      11.5

Mid Cap Growth                               AIM Capital Development Fund                    2.50                       2.6

Mid Cap Value                                AIM Mid Cap Basic Value Fund                    5.00                       5.1

International/Global Growth                  AIM International Growth Fund                   2.50                       2.7

International/Global Blend                   AIM International Core Equity Fund              5.00                       5.2

Sector                                       AIM Multi-Sector Fund                           2.50                       2.6

Intermediate Term Taxable Investment Grade   AIM Total Return Bond Fund                     25.00                      24.5

Intermediate Term Taxable Investment Grade   AIM Intermediate Government Fund               15.00                      14.7

Short Term Taxable Investment Grade          AIM Short Term Bond Fund                       15.00                      14.8

Taxable Non-Investment Grade                 AIM High Yield Fund                             5.00                       4.9

Other Assets Less Liabilities                                                                  --                      -0.1

                                                                                          TOTAL NET ASSETS             $15.5 MILLION

The Fund purchases Institutional Class shares of the underlying funds. Institutional class shares have no sales charge.

The Fund's holdings are subject to change and there is no assurance that the Fund will continue to hold any particular fund.

====================================================================================================================================


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
tion activity drove the financial-sector     as short-term interest rates rose and        The views and opinions expressed in
returns, and the information technology      longer-term rates held steady or declined.   management's discussion of Fund
sector benefited from strong performance     Though gross domestic product growth         performance are those of A I M Advisors,
during the fourth quarter.                   remained moderate, concerns about            Inc. These views and opinions are subject
                                             inflation led the Federal Reserve to         to change at any time based on factors
   International equity markets continued    continue gradually raising short-term        such as market and economic conditions.
to post strong results, significantly        interest rates. Meanwhile, stagnant job      These views and opinions may not be relied
outperforming the domestic equity market     growth, uncertainty about employment and     upon as investment advice or
for the fourth consecutive year.             overseas demand for U.S. Treasuries caused   recommendations, or as an offer for a
                                             long-term rates to hold steady or retreat    particular security. The information is
   Within the Fund's 40% target equity       during the period. As a result, short-term   not a complete analysis of every aspect of
component, all seven underlying equity       rates increased significantly while          any market, country, industry, security or
funds finished the period with               long-term rates were generally flat to       the Fund. Statements of fact are from
double-digit returns, making significant     down.                                        sources considered reliable, but A I M
contributions to Fund performance and                                                     Advisors, Inc. makes no representation or
demonstrating the value of                   o In this environment, the Fund's 25%        warranty as to their completeness or
diversification. Highlights included the     allocation to AIM Total Return Bond Fund     accuracy. Although historical performance
following:                                   made the largest contribution to portfolio   is no guarantee of future results, these
                                             return within the Fund's 60% fixed-income    insights may help you understand our
o AIM Large Cap Growth Fund was the          component. AIM Total Return Bond Fund,       investment management philosophy.
leading contributor to Fund performance      which provides broad exposure to the U.S.
during the period, due to the fund's         investment-grade bond market, was managed
sizable 11.25% target allocation as well     with an expectation that interest rates
as strong results. Much of this fund's       would continue to rise. This fund's                 See important Fund and index
performance was driven by                    managers maintained a duration (a measure         disclosures inside front cover.
                                             of a fund's price sensitivity to interest
                                             rate changes) slightly shorter than the
          ...ALL SEVEN UNDERLYING            Lehman U.S. Aggregate Bond Index, which                          GARY WENDLER, Senior
          EQUITY FUNDS FINISHED              reflects the performance of U.S.                   [WENDLER      Vice President, is
         THE PERIOD WITH DOUBLE-             investment-grade bonds. This defensive              PHOTO]       manager of AIM
             DIGIT RETURNS...                posture benefited AIM Total Return Bond                          Moderately
                                             Fund's performance during the period.                            Conservative
                                                                                          Allocation Fund. He began his career in
holdings in the health care and              o The Fund's other three fixed-income        the investment industry in 1986 and joined
information technology sectors. Many         funds, AIM Short Term Bond Fund, AIM High    AIM in 1995. Mr. Wendler holds a B.B.A. in
health care holdings benefited from strong   Yield Fund and AIM Intermediate Government   finance from Texas A&M University.
earnings growth. The release of popular      Fund, made positive but more modest
new products drove revenues for some large   contributions to Fund returns.
information technology firms in the
portfolio.                                   IN CLOSING

o AIM International Growth Fund's results    AIM Moderately Conservative Allocation
were buoyed by the vigor of the              Fund is intended for the investor with a
international stock markets. Further, this   low to moderate risk tolerance. To meet
fund outperformed its benchmark, with        that requirement, the Fund was designed to
especially strong contributions due to       improve investors' chances that during any
favorable stock selection in the             given period, the portfolio would include
financials, energy and consumer              some market areas that would perform well,
discretionary sectors.                       and limit exposure to any market areas
                                             that might be underperforming. The
o AIM Multi-Sector Fund's results            percentage of the Fund's net assets
benefited from the strong performance of     invested in each of the underlying funds
the fund's energy holdings early in the      was set at target levels at the Fund's
period, despite a correction toward the      inception to provide broad diversification
end of 2005. The fund's performance was      across asset classes, investment styles,
also boosted by a fourth-quarter rally in    regions and market capitalizations.
the information technology sector, led by
new consumer electronics products and           We remain committed to these
internet-related services. Health care and   strategies, and as always, we thank you
financials holdings also made strong         for your investment in AIM Moderately
contributions.                               Conservative Allocation Fund.                          [RIGHT ARROW GRAPHIC]

   The U.S. fixed-income market                                                           FOR A PRESENTATION OF YOUR FUND'S
experienced a flattening of the yield                                                     LONG-TERM PERFORMANCE, PLEASE SEE PAGES 6
curve during the period,                                                                  AND 7.

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
CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      are incurred directly by the underlying      cumulative total returns at net asset
                                             funds and are deducted from the value of     value after expenses for the six months
As a shareholder of the Fund, you incur      the funds your Fund invests in. The effect   ended December 31, 2005, appear in the
two types of costs: (1) transaction costs,   of the estimated underlying fund expenses    table "Cumulative Total Returns" on Page
which may include sales charges (loads) on   that you bear indirectly is included in      7.
purchase payments; contingent deferred       your Fund's total return.
sales charges on redemptions; and                                                            The hypothetical account values and
redemption fees, if any; and (2) ongoing     ACTUAL EXPENSES                              expenses may not be used to estimate the
costs, including distribution and/or                                                      actual ending account balance or expenses
service fees (12b-1); and other Fund         The table below provides information about   you paid for the period. You may use this
expenses. This example is intended to help   actual account values and actual expenses.   information to compare the ongoing costs
you understand your ongoing costs (in        You may use the information in this table,   of investing in the Fund and other funds.
dollars) of investing in the Fund and to     together with the amount you invested, to    To do so, compare this 5% hypothetical
compare these costs with ongoing costs of    estimate the expenses that you paid over     example with the 5% hypothetical examples
investing in other mutual funds. The         the period. Simply divide your account       that appear in the shareholder reports of
example is based on an investment of         value by $1,000 (for example, an $8,600      the other funds.
$1,000 invested at the beginning of the      account value divided by $1,000 = 8.6),
period and held for the entire period July   then multiply the result by the number in       Please note that the expenses shown in
1, 2005, through December 31, 2005.          the table under the heading entitled         the table are meant to highlight your
                                             "Actual Expenses Paid During Period" to      ongoing costs only and do not reflect any
   In addition to the fees and expenses      estimate the expenses you paid on your       transactional costs, such as sales charges
which the Fund bears directly, the Fund      account during this period.                  (loads) on purchase payments, contingent
indirectly bears a pro rata share of the                                                  deferred sales charges on redemptions, and
fees and expenses of the underlying funds    HYPOTHETICAL EXAMPLE FOR COMPARISON          redemption fees, if any. Therefore, the
in which your Fund invests. The amount of    PURPOSES                                     hypothetical information is useful in
fees and expenses incurred indirectly by                                                  comparing ongoing costs only, and will not
your Fund will vary because the underlying   The table below also provides information    help you determine the relative total
funds have varied expenses and fee levels    about hypothetical account values and        costs of owning different funds. In
and the Fund may own different proportions   hypothetical expenses based on the Fund's    addition, expenses shown in the table do
of the underlying funds at different         actual expense ratio and an assumed rate     not include the expenses of the underlying
times. Estimated underlying fund expenses    of return of 5% per year before expenses,    funds, which are borne indirectly by the
are not expenses that are incurred           which is not the Fund's actual return. The   Fund. If transactional costs and indirect
directly by your Fund. They are expenses     Fund's actual                                expenses were included, your costs would
that                                                                                      have been higher.

====================================================================================================================================

                                        ACTUAL                                       HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                 BEGINNING              ENDING               EXPENSES         ENDING             EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS             (7/1/05)           (12/31/05)(1)           PERIOD(2)       (12/31/05)          PERIOD(2)           RATIO
  A              $1,000.00            $1,039.00               $2.00          $1,023.24            $1.99              0.39%
  B               1,000.00             1,035.90                5.85           1,019.46             5.80              1.14
  C               1,000.00             1,034.90                5.85           1,019.46             5.80              1.14
  R               1,000.00             1,037.30                3.29           1,021.98             3.26              0.64

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
    31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2005, appear in the table "Cumulative Total Returns" on Page 7.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================

                                                                                          [ARROW
                                                                                          BUTTON    For More Information Visit
                                                                                          IMAGE]       AIMinvestments.com

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
YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT
FUND DATA FROM 4/29/95,INDEX DATA FROM 4/30/05


====================================================================================================================================
                                           [MOUNTAIN CHART]

              AIM MODERATELY     AIM MODERATELY    AIM MODERATELY    AIM MODERATELY
               CONSERVATIVE       CONSERVATIVE      CONSERVATIVE      CONSERVATIVE                                 CUSTOM MODERATELY
             ALLOCATION FUND-   ALLOCATION FUND-  ALLOCATION FUND-  ALLOCATION FUND-   LIPPER INCOME    S&P 500       CONSERVATIVE
DATE          CLASS A SHARES     CLASS B SHARES    CLASS C SHARES    CLASS R SHARES      FUND INDEX      INDEX      ALLOCATION INDEX
4/29/05           $ 9450             $10000            $10000            $10000            $10000       $10000          $10000
   4/05             9450              10000             10000             10000             10000        10000           10000
   5/05             9638              10189             10189             10199             10155        10318           10182
   6/05             9733              10279             10289             10299             10254        10333           10251
   7/05             9845              10398             10399             10408             10373        10717           10313
   8/05             9874              10418             10429             10438             10424        10619           10364
   9/05             9911              10448             10459             10478             10437        10705           10377
  10/05             9817              10338             10350             10368             10299        10526           10254
  11/05             9987              10518             10529             10558             10446        10924           10428
  12/05            10116              10149             10549             10684             10532        10928           10518

====================================================================================================================================
                                                                                                                SOURCE: LIPPER, INC.

Past performance cannot guarantee
comparable future results.

    The data shown in the chart include
reinvested distributions, applicable sales charges, Fund expenses and management fees. Results for Class B shares are calculated as if a hypothetical shareholder had liquidated his entire investment in the Fund at the close of the reporting period and paid the applicable contingent deferred sales charges. Index results include reinvested dividends, but they do not reflect sales charges.
Performance of an index of funds reflects fund expenses and management fees;
performance of a market index does not.
Performance shown in the chart and tables does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance of the indexes does not
reflect the effects of taxes.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


==========================================   ==========================================
CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS                     PERIOD INVOLVED. THE CDSC ON CLASS B
FOR PERIOD OF OPERATIONS                                                                  SHARES DECLINES FROM 5% BEGINNING AT THE
                                             6 months ended 12/31/05,excluding            TIME OF PURCHASE TO 0% AT THE BEGINNING OF
As of 12/31/05,including applicable sales    applicable sales charges                     THE SEVENTH YEAR. THE CDSC ON CLASS C
charges. Returns have not been annualized.                                                SHARES IS 1% FOR THE FIRST YEAR AFTER
                                             Class A Shares                       3.90%   PURCHASE. CLASS R SHARES DO NOT HAVE A
CLASS A SHARES                                                                            FRONT-END SALES CHARGE; RETURNS SHOWN ARE
Inception (4/29/05)                  1.16%   Class B Shares                       3.59    AT NET ASSET VALUE AND DO NOT REFLECT A
                                                                                          0.75% CDSC THAT MAY BE IMPOSED ON A TOTAL
CLASS B SHARES                               Class C Shares                       3.49    REDEMPTION OF RETIREMENT PLAN ASSETS
Inception (4/29/05)                  1.49                                                 WITHIN THE FIRST YEAR.
                                             Class R Shares                       3.73
CLASS C SHARES                                                                                THE PERFORMANCE OF THE FUND'S SHARE
Inception (4/29/05)                  5.49    ==========================================   CLASSES WILL DIFFER DUE TO DIFFERENT SALES
                                                                                          CHARGE STRUCTURES AND CLASS EXPENSES.
CLASS R SHARES                               DISTRIBUTIONS, CHANGES IN NET ASSET VALUE
Inception (4/29/05)                  6.84    AND THE EFFECT OF THE MAXIMUM SALES CHARGE       HAD THE ADVISOR NOT WAIVED FEES AND/OR
==========================================   UNLESS OTHERWISE STATED. INVESTMENT RETURN   REIMBURSED EXPENSES, PERFORMANCE WOULD
                                             AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT   HAVE BEEN LOWER.
THE PERFORMANCE DATA QUOTED REPRESENT PAST   YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL
PERFORMANCE AND CANNOT GUARANTEE             SHARES.
COMPARABLE FUTURE RESULTS; CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE       CLASS A SHARE PERFORMANCE REFLECTS THE
VISIT AIMinvestments.com FOR THE MOST        MAXIMUM 5.50% SALES CHARGE, AND CLASS B
RECENT MONTH-END PERFORMANCE. PERFORMANCE    AND CLASS C SHARE PERFORMANCE REFLECTS THE
FIGURES REFLECT REINVESTED                   APPLICABLE CONTINGENT DEFERRED SALES
                                             CHARGE (CDSC) FOR THE


Continued from inside front cover

o The unmanaged LEHMAN 1-3 YEAR              include reinvested dividends, and they do    Form N-Q. The most recent list of
GOVERNMENT/CREDIT INDEX, which represents    not reflect sales charges. Performance of    portfolio holdings is available at
the performance of short-term government     an index of funds reflects fund expenses;    AIMinvestments.com. From our home page,
and investment-grade corporate debt          performance of a market index does not.      click on Products & Performance, then
securities, is compiled by Lehman                                                         Mutual Funds, then Fund Overview. Select
Brothers.                                    OTHER INFORMATION                            your Fund from the drop-down menu and
                                                                                          click on Complete Quarterly Holdings.
o The unmanaged LEHMAN HIGH YIELD INDEX,     o The returns shown in management's          Shareholders can also look up the Fund's
which represents the performance of          discussion of Fund performance are based     Forms N-Q on the SEC's Web site at
high-yield debt securities, is compiled by   on net asset values calculated for           sec.gov. Copies of the Fund's Forms N-Q
Lehman Brothers.                             shareholder transactions. Generally          may be reviewed and copied at the SEC's
                                             accepted accounting principles require       Public Reference Room at 450 Fifth Street,
o Lehman Brothers is a global investment     adjustments to be made to the net assets     N.W., Washington,D.C. 20549-0102. You can
bank.                                        of the Fund at period end for financial      obtain information on the operation of the
                                             reporting purposes, and as such, the net     Public Reference Room, including
o The unmanaged MSCI WORLD INDEX is a        asset values for shareholder transactions    information about duplicating fee charges,
group of global securities tracked by        and the returns based on those net asset     by calling 202-942-8090 or 800-732-0330,or
Morgan Stanley Capital International.        values may differ from the net asset         by electronic request at the following
                                             values and returns reported in the           e-mail address: publicinfo@sec.gov. The
o The unmanaged LIPPER INCOME FUND INDEX     Financial Highlights.                        SEC file numbers for the Fund are
represents an average of the 30 largest                                                   811-02699 and 2-57526.
income funds tracked by Lipper, Inc., an     o The Conference Board is a not-for-profit
independent mutual fund performance          organization that conducts research and      A description of the policies and
monitor.                                     publishes information and analysis to help   procedures that the Fund uses to determine
                                             businesses strengthen their performance.     how to vote proxies relating to portfolio
o The Fund is not managed to track the                                                    securities is available without charge,
performance of any particular index,         The Fund provides a complete list of its     upon request, from our Client Services
including the indexes defined here, and      holdings four times in each fiscal year,     department at 800-959-4246 or on the AIM
consequently, the performance of the Fund    at the quarter-ends. For the second and      Web site, AIMinvestments.com. On the home
may deviate significantly from the           fourth quarters, the lists appear in the     page, scroll down and click on AIM Funds
performance of the indexes.                  Fund's semiannual and annual reports to      Proxy Policy. The information is also
                                             shareholders. For the first and third        available on the SEC Web site, sec.gov.
o A direct investment cannot be made in an   quarters, the Fund files the lists with
index. Unless otherwise indicated, index     the Securities and Exchange Commission       Information regarding how the Fund voted
results                                      (SEC) on                                     proxies related to its portfolio
                                                                                          securities during the 12 months ended June
                                                                                          30, 2005, is available at our Web site. Go
                                                                                          to AIMinvestments.com, access the About Us
                                                                                          tab, click on Required Notices and then
                                                                                          click on Proxy Voting Activity. Next,
                                                                                          select the Fund from the drop-down menu.
                                                                                          The information is also available on the
                                                                                          SEC Web site, sec.gov.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Growth Series   o The nature and extent of the advisory      o Fees relative to those of comparable
(the "Board") oversees the management of     services to be provided by AIM. The Board    funds with other advisors. The Board noted
AIM Moderately Conservative Allocation       reviewed the services to be provided by      that AIM does not charge the Fund any
Fund (the "Fund") and, as required by law,   AIM under the Advisory Agreement. Based on   advisory fees pursuant to the Advisory
determines annually whether to approve the   this review, the Board concluded that the    Agreement, although the underlying funds
continuance of the Fund's advisory           range of services to be provided by AIM      in which the Fund invests pay AIM advisory
agreement with A I M Advisors, Inc.          under the Advisory Agreement was             fees.
("AIM"). Based upon the recommendation of    appropriate and that AIM is currently
the Investments Committee of the Board,      providing services in accordance with the    o Expense limitations and fee waivers. The
which is comprised solely of independent     terms of the advisory agreement.             Board noted that AIM has contractually
trustees, at a meeting held on June 30,                                                   agreed to waive fees and/or limit expenses
2005, the Board, including all of the        o The quality of services to be provided     of the Fund through December 31, 2006 in
independent trustees, approved the           by AIM. The Board reviewed the credentials   an amount necessary to limit other
continuance of the advisory agreement (the   and experience of the officers and           expenses to a specified percentage of
"Advisory Agreement") between the Fund and   employees of AIM who will provide            average daily net assets for each class of
AIM for another year, effective July 1,      investment advisory services to the Fund.    the Fund. The Board considered the
2005.                                        In reviewing the qualifications of AIM to    contractual nature of this fee
                                             provide investment advisory services, the    waiver/expense limitation and noted that
   The Board considered the factors          Board reviewed the qualifications of AIM's   it remains in effect through December 31,
discussed below in evaluating the fairness   investment personnel and considered such     2006. The Board considered the effect this
and reasonableness of the Advisory           issues as AIM's portfolio and product        fee waiver/expense limitation would have
Agreement at the meeting on June 30, 2005    review process, various back office          on the Fund's estimated expenses and
and as part of the Board's ongoing           support functions provided by AIM and        concluded that the levels of fee
oversight of the Fund. In their              AIM's equity and fixed income trading        waivers/expense limitations for the Fund
deliberations, the Board and the             operations. Based on the review of these     were fair and reasonable.
independent trustees did not identify any    and other factors, the Board concluded
particular factor that was controlling,      that the quality of services to be           o Breakpoints and economies of scale. The
and each trustee attributed different        provided by AIM was appropriate and that     Board noted that AIM does not charge the
weights to the various factors.              AIM is currently providing satisfactory      Fund any advisory fees pursuant to the
                                             services in accordance with the terms of     Advisory Agreement, although the
   One of the responsibilities of the        the Advisory Agreement.                      underlying funds in which the Fund invests
Senior Officer of the Fund, who is                                                        pay AIM advisory fees.
independent of AIM and AIM's affiliates,     o The performance of the Fund relative to
is to manage the process by which the        comparable funds. Not applicable because     o Investments in affiliated money market
Fund's proposed management fees are          the Fund has recently commenced              funds. Not applicable because the Fund
negotiated to ensure that they are           operations.                                  does not invest in affiliated money market
negotiated in a manner which is at arm's                                                  funds.
length and reasonable. To that end, the      o The performance of the Fund relative to
Senior Officer must either supervise a       indices. Not applicable because the Fund     o Independent written evaluation and
competitive bidding process or prepare an    has recently commenced operations.           recommendations of the Fund's Senior
independent written evaluation. The Senior                                                Officer. The Board noted that, upon their
Officer has recommended an independent       o Meeting with the Fund's portfolio          direction, the Senior Officer of the Fund,
written evaluation in lieu of a              managers and investment personnel. With      who is independent of AIM and AIM's
competitive bidding process and, upon the    respect to the Fund, the Board is meeting    affiliates, had prepared an independent
direction of the Board, has prepared such    periodically with such Fund's portfolio      written evaluation in order to assist the
an independent written evaluation. Such      managers and/or other investment personnel   Board in determining the reasonableness of
written evaluation also considered certain   and believes that such individuals are       the proposed management fees of the AIM
of the factors discussed below. In           competent and able to continue to carry      Funds, including the Fund. The Board noted
addition, as discussed below, the Senior     out their responsibilities under the         that the Senior Officer's written
Officer made certain recommendations to      Advisory Agreement.                          evaluation had been relied upon by the
the Board in connection with such written                                                 Board in this regard in lieu of a
evaluation.                                  o Overall performance of AIM. The Board      competitive bidding process. In
                                             considered the overall performance of AIM    determining whether to continue the
   The discussion below serves as a          in providing investment advisory and         Advisory Agreement for the Fund, the Board
summary of the Senior Officer's              portfolio administrative services to the     considered the Senior Officer's written
independent written evaluation and           Fund and concluded that such performance     evaluation and the recommendation made by
recommendations to the Board in connection   was satisfactory.                            the Senior Officer to the Board that the
therewith, as well as a discussion of the                                                 Board consider implementing a process to
material factors and the conclusions with    o Fees relative to those of clients of AIM   assist them in more closely monitoring the
respect thereto that formed the basis for    with comparable investment strategies. The   performance of the AIM Funds. The Board
the Board's approval of the Advisory         Board noted that AIM does not charge the     concluded that it would be advisable to
Agreement. After consideration of all of     Fund any advisory fees pursuant to the       implement such a process as soon as
the factors below and based on its           Advisory Agreement, although the             reasonably practicable.
informed business judgment, the Board        underlying funds in which the Fund invests
determined that the Advisory Agreement is    pay AIM advisory fees.
in the best interests of the Fund and its
shareholders and that the compensation to
AIM under the Advisory Agreement is fair
and reasonable and would have been
obtained through arm's length
negotiations.                                                                                                            (continued)

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


o Profitability of AIM and its affiliates.   o Other factors and current trends. In
The Board noted that AIM does not charge     determining whether to continue the
the Fund any advisory fees pursuant to the   Advisory Agreement for the Fund, the Board
Advisory Agreement, although the             considered the fact that AIM, along with
underlying funds in which the Fund invests   others in the mutual fund industry, is
pay AIM advisory fees.                       subject to regulatory inquiries and
                                             litigation related to a wide range of
o Benefits of soft dollars to AIM. The       issues. The Board also considered the
Board considered the benefits realized by    governance and compliance reforms being
AIM as a result of brokerage transactions    undertaken by AIM and its affiliates,
executed through "soft dollar"               including maintaining an internal controls
arrangements. Under these arrangements,      committee and retaining an independent
brokerage commissions paid by the Fund       compliance consultant, and the fact that
and/or other funds advised by AIM are used   AIM has undertaken to cause the Fund to
to pay for research and execution            operate in accordance with certain
services. This research is used by AIM in    governance policies and practices. The
making investment decisions for the Fund.    Board concluded that these actions
The Board concluded that such arrangements   indicated a good faith effort on the part
were appropriate.                            of AIM to adhere to the highest ethical
                                             standards, and determined that the current
o AIM's financial soundness in light of      regulatory and litigation environment to
the Fund's needs. The Board considered       which AIM is subject should not prevent
whether AIM is financially sound and has     the Board from continuing the Advisory
the resources necessary to perform its       Agreement for the Fund.
obligations under the Advisory Agreement,
and concluded that AIM has the financial
resources necessary to fulfill its
obligations under the Advisory Agreement.

o Historical relationship between the Fund and AIM. In determining whether to approve the Advisory Agreement for the Fund, the Board also considered the Board's knowledge of AIM's operations, and concluded that it was beneficial to approve the Advisory Agreement, in part, because of such knowledge. The Board also reviewed the general nature of the non-investment advisory services currently performed by AIM and its affiliates, such as administrative, transfer agency and distribution services, and the fees received by AIM and its affiliates for performing such services. In addition to reviewing such services, the trustees also considered the organizational structure employed by AIM and its affiliates to provide those services. Based on the review of these and other factors, the Board concluded that AIM and its affiliates were qualified to provide non-investment advisory services to the
Fund, including administrative, transfer agency and distribution services, and that AIM and its affiliates currently are providing satisfactory non-investment advisory services.

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/05


AIM MODERATELY CONSERVATIVE ALLOCATION FUND

                                             ========================================
INSTITUTIONAL CLASS SHARES
                                             CUMULATIVE TOTAL RETURNS                     PLEASE NOTE THAT PAST PERFORMANCE IS NOT
The following information has been           For periods ended 12/31/05                   INDICATIVE OF FUTURE RESULTS. MORE
prepared to provide Institutional Class                                                   RECENT RETURNS MAY BE MORE OR LESS THAN
shareholders with a performance overview     Inception (4/29/05)               7.19%      THOSE SHOWN. ALL RETURNS ASSUME
specific to their holdings.                  6 Months                          4.07       REINVESTMENT OF DISTRIBUTIONS AT NAV.
Institutional Class shares are offered                                                    INVESTMENT RETURN AND PRINCIPAL VALUE
exclusively to institutional investors,      ========================================     WILL FLUCTUATE SO YOUR SHARES, WHEN
including defined contribution plans                                                      REDEEMED, MAY BE WORTH MORE OR LESS THAN
that meet certain criteria.                  INSTITUTIONAL CLASS SHARES HAVE NO SALES     THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ASSET VALUE (NAV). PERFORMANCE OF            PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER       MORE INFORMATION. FOR THE MOST CURRENT
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES      MONTH-END PERFORMANCE, PLEASE CALL
                                             DUE TO DIFFERING SALES CHARGES AND CLASS     800-451-4246 OR VISIT
                                             EXPENSES.                                    AIMinvestments.com.





















========================================

NASDAQ SYMBOL                  CMAIX

========================================
                                                                                       Over for information on your Fund's expenses.


================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

                                                FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


                                                     [YOUR GOALS. OUR SOLUTIONS.]                [AIM INVESTMENTS LOGO APPEARS HERE]
                                                       --Registered Trademark--                        --Registered Trademark--



AIMinvestments.com                 MCAL-INS-1           A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      ACTUAL EXPENSES                                  The hypothetical account values and
                                                                                          expenses may not be used to estimate the
As a shareholder of the Fund, you incur      The table below provides information         actual ending account balance or
ongoing costs. This example is intended      about actual account values and actual       expenses you paid for the period. You
to help you understand your ongoing          expenses. You may use the information in     may use this information to compare the
costs (in dollars) of investing in the       this table, together with the amount you     ongoing costs of investing in the Fund
Fund and to compare these costs with         invested, to estimate the expenses that      and other funds. To do so, compare this
ongoing costs of investing in other          you paid over the period. Simply divide      5% hypothetical example with the 5%
mutual funds. The example is based on an     your account value by $1,000 (for            hypothetical examples that appear in the
investment of $1,000 invested at the         example, an $8,600 account value divided     shareholder reports of the other funds.
beginning of the period and held for the     by $1,000 = 8.6), then multiply the
entire period July 1, 2005, through          result by the number in the table under          Please note that the expenses shown
December 31, 2005.                           the heading entitled "Actual Expenses        in the table are meant to highlight your
                                             Paid During Period" to estimate the          ongoing costs only. Therefore, the
   In addition to the fees and               expenses you paid on your account during     hypothetical information is useful in
expenses, which the Fund bears directly,     this period.                                 comparing ongoing costs only, and will
the Fund indirectly bears a pro rata                                                      not help you determine the relative
share of the fees and expenses of the        HYPOTHETICAL EXAMPLE FOR COMPARISON          total costs of owning different funds.
underlying funds in which your Fund          PURPOSES                                     In addition, expenses shown in the table
invests. The amount of fees and expenses                                                  do not include the expenses of the
incurred indirectly by your Fund will        The table below also provides                underlying funds, which are borne
vary because the underlying funds have       information about hypothetical account       indirectly by the Fund. If transaction
varied expenses and fee levels and the       values and hypothetical expenses based       costs and indirect expenses were
Fund may own different proportions of        on the Fund's actual expense ratio and       included, your costs would have been
the underlying funds at different times.     an assumed rate of return of 5% per year     higher.
Estimated underlying fund expenses are       before expenses, which is not the Fund's
not expenses that are incurred directly      actual return. The Fund's actual
by your Fund. They are expenses that are     cumulative total return after expenses
incurred directly by the underlying          for the six months ended December 31,
funds and are deducted from the value of     2005, appears in the table on the front
the funds your Fund invests in. The          of this supplement.
effect of the estimated underlying fund
expenses that you bear indirectly are
included in your Fund's total return.

====================================================================================================================================

                                                        ACTUAL                           HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING           ENDING              EXPENSES          ENDING            EXPENSES         ANNUALIZED
   SHARE              ACCOUNT VALUE      ACCOUNT VALUE         PAID DURING     ACCOUNT VALUE      PAID DURING         EXPENSE
   CLASS                (7/1/05)         (12/31/05)(1)          PERIOD(2)       (12/31/05)         PERIOD(2)           RATIO
Institutional          $1,000.00           $1,040.70              $0.72         $1,024.50            $0.71             0.14%


(1)  The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2005, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================



AIMinvestments.com                  MCAL-INS-1          A I M Distributors, Inc.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

December 31, 2005


SCHEDULE OF INVESTMENTS IN AFFILIATED ISSUERS-100.09%(A)

                                                                                        CHANGE IN
                                                                                       UNREALIZED
                                                 VALUE       PURCHASES    PROCEEDS     APPRECIATION     REALIZED      DIVIDEND
                                                 04/29/05     AT COST     FROM SALES   (DEPRECIATION)   GAIN (LOSS)    INCOME
------------------------------------------------------------------------------------------------------------------------------
AIM Capital Development Fund-Institutional
 Class-2.55%                                      $  --     $  431,130    $ (10,628)      $(25,925)       $39,915     $ 5,654
------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-Institutional Class-4.93%        --        790,080      (19,677)        (6,788)           219      17,048
------------------------------------------------------------------------------------------------------------------------------
AIM Intermediate Government Fund-Institutional
 Class-14.74%                                        --      2,359,354      (56,629)       (20,418)          (660)     37,383
------------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity
 Fund-Institutional Class-5.22%                      --        805,196      (19,388)        21,843         23,033       9,068
------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund-Institutional
 Class-2.67%                                         --        391,373      (10,328)        31,493            758       4,857
------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional
 Class-11.48%                                        --      1,742,899      (42,945)        75,079          2,012       2,901
------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional
 Class-11.50%(b)                                     --      1,739,323      (45,143)        82,637          3,587          --
------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund-Institutional
 Class-5.13%(b)                                      --        773,032      (21,040)        41,118          1,681          --
------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund-Institutional Class-2.56%      --        393,469      (11,037)        13,147          2,874       5,068
------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund-Institutional
 Class-14.76%                                        --      2,351,092      (56,726)        (9,261)          (199)     29,708
------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund-Institutional
 Class-24.55%                                        --      3,915,187      (94,247)       (20,007)          (256)     49,751
==============================================================================================================================
TOTAL-100.09% (Cost $15,314,328)                     --     15,692,135     (387,788)       182,918         72,964(c)  161,438
==============================================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.09%)                --
==============================================================================================================================
NET ASSETS-100.00%                                $  --
______________________________________________________________________________________________________________________________
==============================================================================================================================


                                                 SHARES        VALUE
                                                 12/31/05    12/31/05
-----------------------------------------------------------------------
AIM Capital Development Fund-Institutional
 Class-2.55%                                      21,974    $   395,532
-----------------------------------------------------------------------
AIM High Yield Fund-Institutional Class-4.93%    175,191        763,834
-----------------------------------------------------------------------
AIM Intermediate Government Fund-Institutional
 Class-14.74%                                    261,957      2,281,647
-----------------------------------------------------------------------
AIM International Core Equity
 Fund-Institutional Class-5.22%                   66,329        808,545
-----------------------------------------------------------------------
AIM International Growth Fund-Institutional
 Class-2.67%                                      17,409        413,296
-----------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional
 Class-11.48%                                    122,979      1,777,045
-----------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional
 Class-11.50%(b)                                 165,928      1,780,404
-----------------------------------------------------------------------
AIM Mid Cap Basic Value Fund-Institutional
 Class-5.13%(b)                                   54,363        794,791
-----------------------------------------------------------------------
AIM Multi-Sector Fund-Institutional Class-2.56%   15,978        396,568
-----------------------------------------------------------------------
AIM Short Term Bond Fund-Institutional
 Class-14.76%                                    231,266      2,284,906
-----------------------------------------------------------------------
AIM Total Return Bond Fund-Institutional
 Class-24.55%                                    365,802      3,800,678
=======================================================================
TOTAL-100.09% (Cost $15,314,328)                             15,497,246
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.09%)                           (14,367)
=======================================================================
NET ASSETS-100.00%                                          $15,482,879
_______________________________________________________________________
=======================================================================

Notes to Schedule of Investments:.

(a) The mutual funds and the Fund are affiliated by having the same investment advisor.
(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c) Includes $62,983 of capital gains distributed from affiliated underlying funds.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS:

Investments in affiliated underlying funds, at
  value (cost $15,314,328)                      $15,497,246
-----------------------------------------------------------
Receivables for:
  Fund shares sold                                    8,058
-----------------------------------------------------------
  Fund expenses absorbed                             22,122
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                1,523
-----------------------------------------------------------
Other assets                                         10,332
===========================================================
    Total assets                                 15,539,281
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                               8,058
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                             1,523
-----------------------------------------------------------
Accrued distribution fees                            14,111
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              100
-----------------------------------------------------------
Accrued transfer agent fees                           1,640
-----------------------------------------------------------
Accrued operating expenses                           30,970
===========================================================
    Total liabilities                                56,402
===========================================================
Net assets applicable to shares outstanding     $15,482,879
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $15,239,024
-----------------------------------------------------------
Undistributed net investment income                  (1,406)
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                              62,343
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                        182,918
===========================================================
                                                $15,482,879
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $ 8,488,683
___________________________________________________________
===========================================================
Class B                                         $ 3,903,704
___________________________________________________________
===========================================================
Class C                                         $ 2,892,535
___________________________________________________________
===========================================================
Class R                                         $   144,345
___________________________________________________________
===========================================================
Institutional Class                             $    53,612
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE,
  UNLIMITED NUMBER OF SHARES AUTHORIZED:

Class A                                             800,631
___________________________________________________________
===========================================================
Class B                                             369,412
___________________________________________________________
===========================================================
Class C                                             273,656
___________________________________________________________
===========================================================
Class R                                              13,628
___________________________________________________________
===========================================================
Institutional Class                                   5,052
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                     $     10.60
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.60 divided
      by 94.50%)                                $     11.22
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per share  $     10.57
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per share  $     10.57
___________________________________________________________
===========================================================
Class R:
  Net asset value and offering price per share  $     10.59
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per share  $     10.61
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

STATEMENT OF OPERATIONS

For the period April 29, 2005 (Date operations commenced) through December 31, 2005

INVESTMENT INCOME:

Dividends from affiliated underlying funds                    $ 161,438
=======================================================================

EXPENSES:

Administrative services fees                                     33,835
-----------------------------------------------------------------------
Custodian fees                                                    5,239
-----------------------------------------------------------------------
Distribution fees:
  Class A                                                         6,532
-----------------------------------------------------------------------
  Class B                                                        12,911
-----------------------------------------------------------------------
  Class C                                                         7,560
-----------------------------------------------------------------------
  Class R                                                           242
-----------------------------------------------------------------------
Transfer agent fees -- A, B, C and R                              7,789
-----------------------------------------------------------------------
Transfer agent fees -- Institutional                                  4
-----------------------------------------------------------------------
Trustees' and officer's fees and benefits                        10,754
-----------------------------------------------------------------------
Reports to shareholders                                          11,621
-----------------------------------------------------------------------
Professional services fees                                       43,874
-----------------------------------------------------------------------
Other                                                             6,696
=======================================================================
    Total expenses                                              147,057
=======================================================================
Less: Expenses reimbursed and expense offset arrangement       (113,229)
=======================================================================
    Net expenses                                                 33,828
=======================================================================
Net investment income                                           127,610
=======================================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT SECURITIES:

Net realized gain from affiliated underlying funds                9,981
-----------------------------------------------------------------------
Net realized gain from distributions of affiliated
  underlying funds                                               62,983
=======================================================================
                                                                 72,964
=======================================================================
Change in net unrealized appreciation of affiliated
  underlying funds                                              182,918
=======================================================================
Net gain from affiliated underlying funds                       255,882
=======================================================================
Net increase in net assets resulting from operations          $ 383,492
_______________________________________________________________________
=======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period April 29, 2005 (Date operations commenced) through December 31, 2005

                                                                   2005
---------------------------------------------------------------------------
OPERATIONS:

  Net investment income from affiliated underlying funds        $   127,610
---------------------------------------------------------------------------
  Net realized gain from affiliated underlying funds and
    capital gain distributions of affiliated underlying
    funds                                                            72,964
---------------------------------------------------------------------------
  Change in net unrealized appreciation of affiliated
    underlying funds                                                182,918
===========================================================================
    Net increase in net assets resulting from operations            383,492
===========================================================================
Distributions to shareholders from net investment income:
  Class A                                                           (91,164)
---------------------------------------------------------------------------
  Class B                                                           (36,363)
---------------------------------------------------------------------------
  Class C                                                           (25,959)
---------------------------------------------------------------------------
  Class R                                                            (1,527)
---------------------------------------------------------------------------
  Institutional Class                                                  (663)
===========================================================================
    Total distributions from net investment income                 (155,676)
===========================================================================
Distributions to shareholders from net realized gains:
  Class A                                                            (5,543)
---------------------------------------------------------------------------
  Class B                                                            (2,688)
---------------------------------------------------------------------------
  Class C                                                            (1,919)
---------------------------------------------------------------------------
  Class R                                                               (99)
---------------------------------------------------------------------------
  Institutional Class                                                   (38)
===========================================================================
    Total distributions from net realized gains                     (10,287)
===========================================================================
    Decrease in net assets resulting from distributions            (165,963)
===========================================================================
Share transactions-net:
  Class A                                                         8,377,361
---------------------------------------------------------------------------
  Class B                                                         3,837,667
---------------------------------------------------------------------------
  Class C                                                         2,858,283
---------------------------------------------------------------------------
  Class R                                                           141,328
---------------------------------------------------------------------------
  Institutional Class                                                50,711
===========================================================================
    Net increase in net assets resulting from share
     transactions                                                15,265,350
===========================================================================
    Net increase in net assets                                   15,482,879
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period (including undistributed net investment
    income of $(1,406))                                         $15,482,879
___________________________________________________________________________
===========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Moderately Conservative Allocation Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund commenced operations on April 29, 2005.

    The Fund's investment objective is to provide total return consistent with a lower level of risk relative to the broad stock market. The Fund is a "fund of funds," in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc. ("AIM"). AIM may change the Fund's asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Investments in underlying funds are valued at the end of the day net asset value per share.

       Securities in the underlying funds, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

     security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The results of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.

       Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to AIM indirectly as a shareholder of the underlying funds.

    AIM has contractually agreed to reimburse expenses to the extent necessary to limit other expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class R and Institutional Class shares to 0.14% of average daily net assets, respectively, through December 31, 2006. In determining the advisor's obligation to reimburse expenses, the following expenses are not taken into account, and could cause other expenses to exceed the number reflected above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and
(vii) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds; and (viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund.

    For the period April 29, 2005 (date operations commenced) through December 31, 2005, AIM reimbursed expenses of $112,885.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations. For the period April 29, 2005 (date operations commenced) through December 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $209.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the period April 29, 2005 (date operations commenced) through December 31, 2005, AIM was paid $33,835.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the period April 29, 2005 (date operations commenced) through December 31, 2005, the Fund paid AISI $7,789 for Class A, Class B, Class C and Class R share classes and $4 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

the average daily net assets of Class R shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period April 29, 2005 (date operations commenced) through December 31, 2005, the Class A, Class B, Class C and Class R shares paid $6,532, $12,911, $7,560 and $242, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the period April 29, 2005 (date operations commenced) through December 31, 2005, ADI advised the Fund that it retained $34,918 in front-end sales commissions from the sale of Class A shares and $0, $5, $262 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders. The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to ADI for acquiring underlying fund shares.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the period April 29, 2005 (date operations commenced) through December 31, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $135.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the period April 29, 2005 (date operations commenced) through December 31, 2005, the Fund paid legal fees of $2,169 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. During the period April 29, 2005 (date operations commenced) through December 31, 2005, the Fund did not borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

NOTE 6--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the period April 29, 2005 (date operations commenced) through December 31, 2005 was as follows:

                                                                  2005
------------------------------------------------------------------------
Distributions paid from ordinary income                         $165,963
________________________________________________________________________
========================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2005, the components of net assets on a tax basis were as follows:

                                                                   2005
---------------------------------------------------------------------------
Undistributed ordinary income                                   $       602
---------------------------------------------------------------------------
Undistributed long-term gain                                         62,983
---------------------------------------------------------------------------
Unrealized appreciation -- investments                              181,676
---------------------------------------------------------------------------
Temporary book/tax differences                                       (1,406)
---------------------------------------------------------------------------
Shares of beneficial interest                                    15,239,024
===========================================================================
Total net assets                                                $15,482,879
___________________________________________________________________________
===========================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

    The Fund did not have a capital loss carryforward as of December 31, 2005.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period April 29, 2005 (date operations commenced) through December 31, 2005 was $15,692,135 and $387,788, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $265,316
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (83,640)
==============================================================================
Net unrealized appreciation of investment securities                $181,676
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $15,315,570.

NOTE 8--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of non-deductible stock issuance costs and distribution reclassifications, on December 31, 2005, undistributed net investment income was increased by $26,660, undistributed net realized gain was decreased by $334 and shares of beneficial interest decreased by $26,326. This reclassification had no effect on the net assets of the Fund.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

NOTE 9--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                            CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------
                                                                   APRIL 29, 2005
                                                                  (DATE OPERATIONS
                                                                   COMMENCED) TO
                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                               SHARES        AMOUNT
--------------------------------------------------------------------------------------
Sold:
  Class A                                                       838,603    $ 8,773,092
--------------------------------------------------------------------------------------
  Class B                                                       383,950      3,988,966
--------------------------------------------------------------------------------------
  Class C                                                       284,129      2,967,129
--------------------------------------------------------------------------------------
  Class R                                                        14,959        155,290
--------------------------------------------------------------------------------------
  Institutional Class                                             4,986         50,010
======================================================================================
Issued as reinvestment of dividends:
  Class A                                                         8,559         90,553
--------------------------------------------------------------------------------------
  Class B                                                         3,404         35,909
--------------------------------------------------------------------------------------
  Class C                                                         2,643         27,878
--------------------------------------------------------------------------------------
  Class R                                                           154          1,626
--------------------------------------------------------------------------------------
  Institutional Class                                                66            701
======================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         4,780         49,937
--------------------------------------------------------------------------------------
  Class B                                                        (4,794)       (49,937)
======================================================================================
Reacquired:
  Class A                                                       (51,311)      (536,221)
--------------------------------------------------------------------------------------
  Class B                                                       (13,148)      (137,271)
--------------------------------------------------------------------------------------
  Class C                                                       (13,116)      (136,724)
--------------------------------------------------------------------------------------
  Class R                                                        (1,485)       (15,588)
======================================================================================
                                                              1,462,379    $15,265,350
______________________________________________________________________________________
======================================================================================

AIM MODERATELY CONSERVATIVE ALLOCATION FUND


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                  CLASS A        CLASS B        CLASS C        CLASS R        INSTITUTIONAL CLASS
                                                  -------------------------------------------------------------------------------
                                                          APRIL 29, 2005 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2005
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $10.03         $10.03         $10.03         $10.03               $10.03
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                             0.22(a)        0.16(a)        0.16(a)        0.20(a)              0.23(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and
    unrealized)                                     0.49           0.49           0.49           0.49                 0.49
=================================================================================================================================
    Total from investment operations                0.71           0.65           0.65           0.69                 0.72
=================================================================================================================================
Less distributions:
  Dividends from net investment income             (0.13)         (0.10)         (0.10)         (0.12)               (0.13)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains            (0.01)         (0.01)         (0.01)         (0.01)               (0.01)
=================================================================================================================================
    Total distributions                            (0.14)         (0.11)         (0.11)         (0.13)               (0.14)
=================================================================================================================================
Net asset value, end of period                    $10.60         $10.57         $10.57         $10.59               $10.61
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                     7.01%          6.49%          6.49%          6.84%                7.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $8,489         $3,904         $2,893         $  144               $   54
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements(c)                               0.40%          1.14%          1.14%          0.64%                0.14%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements(c)                               2.81%          3.55%          3.55%          3.05%                2.40%
=================================================================================================================================
Estimated underlying fund expenses(d)               0.69%          0.69%          0.69%          0.69%                0.69%
=================================================================================================================================
Ratio of net investment income to average net
  assets(c)                                         3.04%          2.30%          2.30%          2.80%                3.30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                             5%             5%             5%             5%                   5%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges, if any, and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $3,789,509, $1,907,860, $1,117,134, $71,410 and $52,041 for Class A,
     Class B, Class C, Class R and Institutional Class, respectively.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund's total return.
(e)  Not annualized for periods less than one year.

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, this lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in motions to dismiss shareholder class action and derivative complaints that were filed in unrelated lawsuits. On November 3, 2005, the MDL Court issued short opinions for the most part applying these rulings to the AIM and IFG lawsuits. The MDL Court dismissed all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"). The Court dismissed all claims asserted in the class action complaint but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, (ii) the excessive fee claim under
Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and
(iii) the MDL Court deferred ruling on the "control person liability" claim under Section 48 of the 1940 Act. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

  At the MDL Court's request, the parties submitted proposed orders implementing these rulings in the AIM and IFG lawsuits. The MDL Court has not entered any orders on the motions to dismiss in these lawsuits and it is possible the orders may differ in some respects from the rulings described above. Based on the MDL Court's opinion and both parties' proposed orders, however, all claims asserted against the Funds that have been transferred to the MDL Court will be dismissed, although certain Funds will remain nominal defendants in the derivative lawsuit.

  On December 6, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' omnibus motion to dismiss the ERISA complaints. The ruling was issued in unrelated lawsuits that are similar to the ERISA lawsuits brought against AIM and IFG and related entities. The MDL Court: (i) denied the motion to dismiss on the grounds that the plaintiffs lack standing or that the defendants' investments in company stock are entitled

AIM MODERATELY CONSERVATIVE ALLOCATION FUND to a presumption of prudence; (ii) granted the motion to dismiss as to defendants not named in the employee benefit plan documents as fiduciaries but gave plaintiffs leave to replead facts sufficient to show that such defendants acted as de facto fiduciaries; and (iii) confirmed plaintiffs' withdrawal of their prohibited transactions and misrepresentations claims.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Growth Series and Shareholders of
AIM Moderately Conservative Allocation Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Moderately Conservative Allocation Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the period April 29, 2005 (date operations commenced) through December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provides a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

February 17, 2006
Houston, Texas

AIM MODERATELY CONSERVATIVE ALLOCATION FUND

TRUSTEES AND OFFICERS

As of December 31, 2005



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director and President, A I M Advisors,
                                                  Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc.; Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

As of December 31, 2005

AIM MODERATELY CONSERVATIVE ALLOCATION FUND



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    None
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

Of ordinary dividends paid to shareholders during the Fund's tax year ended December 31, 2005, 3.72% is eligible for the dividends received deduction for corporations.

For the tax year ended December 31, 2005, the Fund designated 10% or the maximum amount allowable of its dividend distributions as qualified dividend income. Your actual amount of qualified dividend income for the calendar year will be reported on Form 1099-DIV. You should consult your tax advisor regarding treatment of these amounts.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

For its tax year ended December 31, 2005, the Fund designates 57.53%, or the maximum amount allowable of its dividend distributions as qualified interest income exempt from U.S. income tax for non-resident alien shareholders. Your actual amount of qualified interest income for the calendar year will be reported in your Form 1042-S mailing. You should consult your tax advisor regarding treatment of the amounts.

The Fund designates qualified short-term capital gain distributions exempt from U.S. income tax for non-resident alien shareholders of $10,621 for the fund's tax year ended December 31, 2005.

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended June 30, 2005, September 30, 2005, and December 31, 2005 are 69.06%, 67.12% and 69.38%, respectively.

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                          FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                     AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(1)           AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                       AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                        AIM Money Market Fund
AIM Dynamics Fund                            AIM International Core Equity Fund           AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(1)      Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                             Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund                                    SECTOR EQUITY                  TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund           AIM High Income Municipal Fund(1)
AIM Opportunities III Fund                   AIM Energy Fund                              AIM Municipal Bond Fund
AIM Premier Equity Fund                      AIM Financial Services Fund                  AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund                       AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                  Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund                    AIM Gold & Precious Metals Fund
AIM Small Cap Growth Fund(1)                 AIM Leisure Fund                                      AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund                AIM Multi-Sector Fund
AIM Summit Fund                              AIM Real Estate Fund(1)                      AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                    AIM Technology Fund                          AIM Growth Allocation Fund(2)
AIM Trimark Small Companies Fund             AIM Utilities Fund                           AIM Moderate Allocation Fund
AIM Weingarten Fund                                                                       AIM Moderate Growth Allocation Fund
                                                                                          AIM Moderately Conservative Allocation
                                                                                           Fund

                                                                                                    DIVERSIFIED PORTFOLIOS

                                                                                          AIM Income Allocation Fund
                                                                                          AIM International Allocation Fund

                                             =======================================================================================
                                             CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS
                                             AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR
                                             AND READ IT CAREFULLY BEFORE INVESTING.
                                             =======================================================================================


*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2)Effective April 29, 2005, AIM Aggressive Allocation
Fund was renamed AIM Growth Allocation Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

AIMinvestments.com                  MCAL-AR-1           A I M Distributors, Inc.

                                    YOUR GOALS. OUR SOLUTIONS. --Registered Trademark--
---------------------------------------------------------------------------------------
Mutual     Retirement     Annuities     College    Separately    Offshore    Cash         [AIM INVESTMENTS LOGO APPEARS HERE]
Funds      Products                     Savings    Managed       Products    Management        --Registered Trademark--
                                        Plans      Accounts
---------------------------------------------------------------------------------------

                                                       AIM SMALL CAP GROWTH FUND
                               Annual Report to Shareholders o December 31, 2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                            --Registered Trademark--

AIM SMALL CAP GROWTH FUND SEEKS LONG-TERM GROWTH OF CAPITAL.


o Unless otherwise stated, information presented in this report is as of December 31, 2005, and is based on total net assets.


ABOUT SHARE CLASSES                          o The unmanaged RUSSELL                       and the returns based on those net asset
                                             2000--REGISTERED TRADEMARK-- GROWTH           values may differ from the net asset
o Class B shares are not available as an     INDEX is a subset of the unmanaged            values and returns reported in the
investment for retirement plans              RUSSELL 2000--REGISTERED TRADEMARK--          Financial Highlights.
maintained pursuant to Section 401 of        INDEX, which represents the performance
the Internal Revenue Code, including 401     of the stocks of small-capitalization         o The Conference Board is a
(k) plans, money purchase pension plans      companies; the Growth subset measures         not-for-profit organization that
and profit sharing plans. Plans that had     the performance of Russell 2000               conducts research and publishes
existing accounts prior to September 30,     companies with higher price/book ratios       information and analysis to help
2003, invested in Class B shares will        and higher forecasted growth values.          businesses strengthen their performance.
continue to be allowed to make
additional purchases.                        o The unmanaged LIPPER SMALL-CAP GROWTH       The Fund provides a complete list of its
                                             FUND INDEX represents an average of the       holdings four times in each fiscal year,
o Class R shares are available only to       performance of the 30 largest                 at the quarter-ends. For the second and
certain retirement plans. Please see the     small-capitalization growth equity funds      fourth quarters, the lists appear in the
prospectus for more information.             tracked by Lipper, Inc., an independent       Fund's semiannual and annual reports to
                                             mutual fund performance monitor.              shareholders. For the first and third
PRINCIPAL RISKS OF INVESTING IN THE FUND                                                   quarters, the Fund files the lists with
                                             o The unmanaged MSCI WORLD INDEX is a         the Securities and Exchange Commission
o Investing in smaller companies             group of global securities tracked by         (SEC) on Form N-Q. The most recent list
involves greater risk than investing in      Morgan Stanley Capital International.         of portfolio holdings is available at
more established companies, such as                                                        AIMinvestments.com. From our home page,
business risk, significant stock price       o The Fund is not managed to track the        click on Products & Performance, then
fluctuations and illiquidity.                performance of any particular index,          Mutual Funds, then Fund Overview. Select
                                             including the indexes defined here, and       your Fund from the drop-down menu and
o The Fund may invest up to 25% of its       consequently, the performance of the          click on Complete Quarterly Holdings.
assets in the securities of non-U.S.         Fund may deviate significantly from the       Shareholders can also look up the Fund's
issuers. International investing             performance of the indexes.                   Forms N-Q on the SEC's Web site at
presents certain risks not associated                                                      sec.gov. Copies of the Fund's Forms N-Q
with investing solely in the United          o A direct investment cannot be made in       may be reviewed and copied at the SEC's
States. These include risks relating to      an index. Unless otherwise indicated,         Public Reference Room at 450 Fifth
fluctuations in the value of the U.S.        index results include reinvested              Street, N.W., Washington, D.C.
dollar relative to the values of other       dividends, and they do not reflect sales      20549-0102. You can obtain information
currencies, the custody arrangements         charges                                       on the operation of the Public Reference
made for the Fund's foreign holdings,                                                      Room, including information about
differences in accounting, political         OTHER INFORMATION                             duplicating fee charges, by calling
risks and the lesser degree of public                                                      202-942-8090 or 800-732-0330, or by
information required to be provided by       o Industry classifications used in this       electronic request at the following
non-U.S. companies.                          report are generally according to the         e-mail address: publicinfo@sec.gov. The
                                             Global Industry Classification Standard,      SEC file numbers for the Fund are
o Although the Fund's return during          which was developed by and is the             811-02699 and 2-57526.
certain periods was positively impacted      exclusive property and a service mark of
by its investments in initial public         Morgan Stanley Capital International          A description of the policies and
offerings (IPOs), there can be no            Inc. and Standard & Poor's.                   procedures that the Fund uses to
assurance that the Fund will have                                                          determine how to vote proxies relating
favorable IPO investment opportunities       o The returns shown in the management's       to portfolio securities is available
in the future.                               discussion of Fund performance are based      without charge, upon request, from our
                                             on net asset values calculated for            Client Services department at
ABOUT INDEXES USED IN THIS REPORT            shareholder transactions. Generally           800-959-4246 or on the AIM Web site,
                                             accepted accounting principles require        AIMinvestments.com. On the home page,
o The unmanaged Standard & Poor's            adjustments to be made to the net assets      scroll down and click on AIM Funds Proxy
Composite Index of 500 Stocks (the S&P       of the Fund at period end for financial       Policy. The information is also
500--REGISTERED TRADEMARK-- INDEX) is an     reporting purposes, and as such, the net      available on the SEC's Web site,
index of common stocks frequently used       asset values for shareholder                  sec.gov.
as a general measure of U.S. stock           transactions
market performance.                                                                        Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2005, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC's Web site,
                                                                                           sec.gov.

=====================================================================================      =========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,      FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                       Class A Shares                    GTSAX
=====================================================================================      Class B Shares                    GTSBX
                                                                                           Class C Shares                    GTSDX
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE                                      Class R Shares                    GTSRX
                                                                                           =========================================
AIMINVESTMENTS.COM

AIM SMALL CAP GROWTH FUND


                    DEAR FELLOW AIM FUNDS SHAREHOLDERS:

                    Although many concerns weighed on investors' minds during
                    the year covered by this report, stocks posted gains for the
     [GRAHAM        period. Domestically, the broad-based S&P 500 Index returned
      PHOTO]        4.91%. Internationally, Morgan Stanley's MSCI World Index
                    rose 9.49%. Concern about the inflationary potential of
ROBERT H. GRAHAM    rising energy costs was frequently cited as a major cause of market restraint.

                       Within the indexes, there was considerable variability in
                    the performance of different sectors and markets.
                    Domestically, energy sector performance far outpaced all
                    other sectors in the S&P 500 Index, reflecting rising oil
    [WILLIAMSON     and gas prices. Overseas, emerging markets produced more
       PHOTO]       attractive results than developed markets, partially because emerging markets tend to be more closely tied to the performance of natural resources and commodities.

MARK H. WILLIAMSON     One could make a strong argument for global
                    diversification of a stock portfolio using the performance data for the year ended December 31, 2005. Of course, your financial advisor is the person most qualified to help you decide whether such diversification is appropriate for you.

                       A number of key developments affected markets and the
                    economy in 2005:

                       o Hurricane Katrina, which devastated New Orleans in
                         August, had numerous economic repercussions and dealt a short-term setback to consumer confidence. However, consumer confidence rebounded toward the end of the year, with the Conference Board crediting the resiliency of the economy, falling gas prices and job growth for this trend.

                       o The nation's gross domestic product (GDP), the broadest
                         measure of economic activity, increased at a healthy rate throughout much of the year. The Bureau of Economic Analysis of the U.S. Department of Commerce reported that the nation's GDP grew at annualized rates of 3.8%, 3.3% and 4.1% for the first, second and third quarters of the year, respectively.

                       o For the second straight year, the economy created 2
                         million new jobs, although job growth was uneven and sometimes did not meet analysts' expectations on a monthly basis.

                       o The Federal Reserve Board (the Fed) continued its
                         tightening policy, raising the key federal funds target rate to 4.25% by the end of the year. Many analysts believed that the central bank was near the end of its tightening policy as Ben Bernanke succeeded the retiring Alan Greenspan as Fed chairman early in 2006.

                       o Gasoline prices, which soared to a nationwide average
                         of slightly more than $3.08 per gallon on September 5 following Hurricane Katrina, had dropped by more than 80 cents by mid-December, according to the U.S. Energy Information Administration.

                       For a discussion of the specific market conditions that
                    affected your Fund and how your Fund was managed during the year, please turn to Page 3.

                    YOUR FUND

                    Further information about the markets, your Fund, and investing in general is always available on our comprehensive Web site, AIMinvestments.com. We invite you to visit it frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are pleased to be of help.


Sincerely,

/s/ ROBERT H. GRAHAM                               /s/ MARK H. WILLIAMSON

Robert H. Graham                                   Mark H. Williamson
President & Vice Chair, AIM Funds                  President, AIM Advisors, Inc.

February 9, 2006


AIM INVESTMENTS IS A REGISTERED SERVICE MARK OF A I M MANAGEMENT GROUP INC. A I M ADVISORS, INC. AND A I M CAPITAL MANAGEMENT, INC. ARE THE INVESTMENT ADVISORS. A I M DISTRIBUTORS, INC. IS THE DISTRIBUTOR FOR THE RETAIL FUNDS REPRESENTED BY AIM INVESTMENTS.

AIM SMALL CAP GROWTH FUND


                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM Funds--as well as my first full year as your board's independent chair--I can assure you that shareholder interests are at the forefront of every decision your board makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for you. An independent chair can help lead to unbiased decisions and eliminate potential conflicts.

                       Some highlights of 2005 board activity:

                       o Board approval of voluntary fee reductions, which are
                         saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Board approval for the merger of 14 funds into other
                         AIM funds with similar investment objectives. Eight of these mergers were approved by shareholders of the target funds during 2005. The remaining six are being voted on by shareholders in early 2006. In each case, the goal is for the resulting merged fund to benefit from strengthened management and greater efficiency.

                       o Board approval for portfolio management changes at 11
                         funds, consistent with the goal of organizing management teams around common processes and shared investment views. Again, we hope that these changes will improve fund performance and efficiency.

                       In 2006, your board will continue to focus on reducing
                    costs and shareholder fees and improving portfolio performance, which is not yet as strong as we expect to see it. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who is retiring this year.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    On Behalf of the Board of Trustees
                    AIM Funds

                    February 9, 2006

AIM SMALL CAP GROWTH FUND

MANAGEMENT'S DISCUSSION                                                                       We consider selling or trimming a
OF FUND PERFORMANCE                                                                        stock when:
=====================================================================================
PERFORMANCE SUMMARY                          ========================================      o the company's fundamental business
                                             FUND VS. INDEXES                              prospects deteriorate
Strong stock selection helped your Fund
post solid, index-beating returns for        TOTAL RETURNS, 12/31/04-12/31/05,             o a stock hits our target price
the year.                                    EXCLUDING APPLICABLE SALES CHARGES. IF
                                             SALES CHARGES WERE INCLUDED, RETURNS          o the company's technical profile
   Your Fund outperformed both the S&P       WOULD BE LOWER.                               deteriorates
500 Index and the Russell 2000 Growth
Index, largely due to strong returns by      Class A Shares                   8.32%        MARKET CONDITIONS AND YOUR FUND
holdings in the health care,
industrials, materials, energy and           Class B Shares                   7.47         The U.S. economy continued to expand
consumer discretionary sectors. Positive                                                   throughout the year, with corporate
performance was broad-based, as              Class C Shares                   7.44         profits generally improving. However,
significant detractors were concentrated                                                   rising short-term interest rates, record
in the information technology sector.        Class R Shares                   8.01         high oil and natural gas prices, two
                                                                                           Gulf Coast hurricanes and other concerns
   For long-term performance, see Pages      S&P 500 Index                                 restrained stock market performance. For
6 and 7.                                     (Broad Market Index)             4.91         the year, small-cap stocks generally
                                                                                           under-performed large- and mid-cap
                                             Russell 2000 Growth Index                     stocks.
                                             (Style-specific Index)           4.15
                                                                                              In this environment, health care,
                                             Lipper Small-Cap Growth Fund                  energy and industrials were the
                                             Index (Peer Group Index)         5.34         best-performing sectors for the Fund.
                                                                                           Information technology and consumer
                                             SOURCE: LIPPER, INC.                          staples were the only sectors that
                                             ========================================      detracted from performance for the year.
=====================================================================================
HOW WE INVEST                                   1. Fundamental analysis--Building             Holdings in the health care sector
                                             financial models and conducting in-depth      were the leading contributors to Fund
We focus on small-cap companies with         interviews with company management.           performance during the reporting period.
visible and long-term growth                                                               Within this sector, many of our health
opportunities demonstrated by consistent        2. Valuation analysis--Identifying         care equipment and supplies holdings
and accelerating earnings growth.            attractively valued stocks given their        performed particularly well. One example
                                             growth potential over a one- to two-year      is ACCREDO HEALTH, a company that
   We align the Fund with the Russell        horizon.                                      provides drugs for the recurring
2000 Growth Index, which we believe                                                        treatment of chronic and potentially
represents the small-cap-growth asset           3. Technical analysis--Identifying         life-threatening diseases. The stock
class. We seek to control risk by            the "timeliness" of a stock purchase. We      surged after the company agreed to a
keeping the Fund's sector weightings in      review trading volume characteristics         merger with a pharmacy benefit
line with this benchmark by staying          and trend analysis to make sure there         management firm earlier in 2005. We sold
fully diversified in all those sectors.      are no signs of the stock deteriorating.      the stock and took profits. Other stocks
                                             This also serves as a risk management         that performed well included CERNER
   We select stocks based on analysis of     measure that helps us confirm our high        CORP.,
individual companies. Our three-step         conviction candidates.
selection process includes:

                                                                                                                         (continued)
=======================================      ========================================      =========================================
PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                             TOP 10 EQUITY HOLDINGS*

By sector                                     1. Health Care Equipment           5.9%       1. Microsemi Corp.                  1.6%

Information Technology          24.1%         2. Application Software            4.7        2. Eagle Materials Inc.             1.6

Health Care                     20.1          3. Biotechnology                   4.1        3. MicroStrategy Inc.-Class A       1.3

Industrials                     17.4          4. Oil & Gas Equipment &                      4. Choice Hotels International,
                                                 Services                        4.1           Inc.                             1.3

Consumer Discretionary          14.1          5. Communications Equipment        3.9        5. JLG Industries, Inc.             1.3

Energy                           9.3         TOTAL NET ASSETS           $1.4 BILLION        6. United Industrial Corp.          1.2

Financials                       7.3         TOTAL NUMBER OF HOLDINGS*           129        7. VCA Antech, Inc.                 1.2

Materials                        3.9                                                        8. Pediatrix Medical Group, Inc.    1.2

Consumer Staples                 2.3                                                        9. Stericycle, Inc.                 1.1

Telecommunication Services       1.6                                                       10. Encore Acquisition Co.           1.1

Money Market Funds Plus
Other Assets Less
Liabilities                     -0.1

=======================================      ========================================      =========================================

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.

AIM SMALL CAP GROWTH FUND

VCA ANTECH AND NUVASIVE.                        The information technology sector                              JULIET ELLIS,
                                             continued to be negatively affected by                            Chartered Financial
   The Fund also benefited from an           reduced business spending on technology              [ELLIS       Analyst and Senior
underweight position relative to the         upgrades. Within this sector, a number               PHOTO]       Portfolio Manager,
Russell 2000 Growth Index in                 of our software and services holdings                             is lead portfolio
pharmaceuticals and biotechnology            underperformed, including RSA SECURITY,                           manager of AIM Small
stocks, which posted weak performance        a technology company that develops                                Cap Growth Fund. Ms.
during the year. In this area, one of        security software to help organizations       Ellis joined AIM in 2004. She previously
the key detractors from Fund performance     protect their information. The stock          served as Senior Portfolio Manager of
was EYETECH PHARMACEUTICALS. Eyetech         price of this holding declined due to         two small-cap funds for another company
specializes in the development and           increased competition and a                   and was responsible for the management
commercialization of therapeutics to         disappointing earnings report, and we         of more than $2 billion in assets. Ms.
treat eye diseases. The stock price of       subsequently sold the stock.                  Ellis began her investment career in
the company declined due to concerns         Additionally, several of our hardware         1981 as a financial consultant. She is a
about a competitor's experimental drug       and semiconductor holdings                    Cum Laude and Phi Beta Kappa graduate of
which produced positive results in           underperformed. Examples include thermal      Indiana University with a B.A. in
late-stage trials in treating blindness      imaging systems manufacturer FLIR             economics and political science.
in older adults. Given the lack of           SYSTEMS and semiconductor packaging
visibility of Eyetech's earnings growth,     designer TESSERA TECHNOLOGY. Despite the                          JUAN HARTSFIELD,
we sold the stock.                           pullback in these two companies, we                               Chartered Financial
                                             continued to own the stocks as we                  [HARTSFIELD    Analyst and
   Higher energy prices and improved         believe they have upside potential.                   PHOTO]      Portfolio Manager,
earnings prospects led to significant                                                                          is portfolio manager
stock price increases in many of the         IN CLOSING                                                        of AIM Small Cap
Fund's investments in the energy sector.                                                                       Growth Fund. Prior
For the year, we increased our exposure      We are pleased to have provided positive                          to joining AIM in
to energy stocks, adding companies such      returns for our investors. As always, we      2004, he began his investment career in
as ATWOOD OCEANICS and HYDRIL toward the     remain committed to our bottom-up stock       2000 as an equity analyst and most
end of the reporting period. Within this     selection process of identifying              recently served as a portfolio manager.
sector, our focus was on oil and gas         attractively valued small-cap growth          Mr. Hartsfield earned a B.S. in
equipment and services stocks, which         companies with high growth potential          petroleum engineering from the
performed well even during the fourth        while endeavoring to avoid high-risk          University of Texas and his M.B.A. from
quarter of the year, when energy stocks      stocks. We appreciate your continued          the University of Michigan.
declined. One example is CAL DIVE            participation in AIM Small Cap Growth
INTERNATIONAL, which benefited from          Fund.                                         Assisted by the Small Cap Core/Growth
increased demand for its offshore oil                                                      Teams
equipment maintenance and salvage            THE VIEWS AND OPINIONS EXPRESSED IN
services after Hurricanes Katrina and        MANAGEMENT'S DISCUSSION OF FUND
Rita caused heavy damage to oil              PERFORMANCE ARE THOSE OF A I M ADVISORS,
equipment in the Gulf of Mexico. We          INC. THESE VIEWS AND OPINIONS ARE
trimmed our holdings in this stock after     SUBJECT TO CHANGE AT ANY TIME BASED ON
its price appreciated, but continued to      FACTORS SUCH AS MARKET AND ECONOMIC
own the company.                             CONDITIONS. THESE VIEWS AND OPINIONS MAY
                                             NOT BE RELIED UPON AS INVESTMENT ADVICE
   We also increased our weighting in        OR RECOMMENDATIONS, OR AS AN OFFER FOR A
the industrials sector, which was            PARTICULAR SECURITY. THE INFORMATION IS
another area of strength during the          NOT A COMPLETE ANALYSIS OF EVERY ASPECT
reporting period. Within this sector,        OF ANY MARKET, COUNTRY, INDUSTRY,
one of the most notable contributors to      SECURITY OR THE FUND. STATEMENTS OF FACT
performance was JLG INDUSTRIES, a            ARE FROM SOURCES CONSIDERED RELIABLE,
manufacturer of construction equipment       BUT A I M ADVISORS, INC. MAKES NO
such as aerial work platforms,               REPRESENTATION OR WARRANTY AS TO THEIR
telehandlers (a type of forklift) and        COMPLETENESS OR ACCURACY. ALTHOUGH
excavators. The company benefited from       HISTORICAL PERFORMANCE IS NO GUARANTEE
strong revenue growth, driven by             OF FUTURE RESULTS, THESE INSIGHTS MAY
equipment rental companies updating          HELP YOU UNDERSTAND OUR INVESTMENT
their rental fleets and high demand from     MANAGEMENT PHILOSOPHY.
the non-residential construction market.
It also recently announced an agreement            See important Fund and index                               [RIGHT ARROW GRAPHIC]
to provide telehandlers for Caterpillar            disclosures inside front cover.
(not a Fund holding) which will be                                                         FOR A PRESENTATION OF YOUR FUND'S
distributed through Caterpillar's                                                          LONG-TERM PERFORMANCE, PLEASE SEE PAGES
extensive dealer network.                                                                  6 AND 7.

AIM SMALL CAP GROWTH FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested,        The hypothetical account values and
                                             to estimate the expenses that you paid        expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your           actual ending account balance or
two types of costs: (1) transaction          account value by $1,000 (for example, an      expenses you paid for the period. You
costs, which may include sales charges       $8,600 account value divided by $1,000 =      may use this information to compare the
(loads) on purchase payments; contingent     8.6), then multiply the result by the         ongoing costs of investing in the Fund
deferred sales charges on redemptions;       number in the table under the heading         and other funds. To do so, compare this
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During         5% hypothetical example with the 5%
ongoing costs, including management          Period" to estimate the expenses you          hypothetical examples that appear in the
fees; distribution and/or service fees       paid on your account during this period.      shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                      in the table are meant to highlight your
dollars) of investing in the Fund and to                                                   ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                 any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account        charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based        contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and        redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year      any. Therefore, the hypothetical
July 1, 2005, through December 31, 2005.     before expenses, which is not the Fund's      information is useful in comparing
                                             actual return. The Fund's actual              ongoing costs only, and will not help
ACTUAL EXPENSES                              cumulative total returns at net asset         you determine the relative total costs
                                             value after expenses for the six months       of owning different funds. In addition,
The table below provides information         ended December 31, 2005, appear in the        if these transactional costs were
about actual account values and actual       table "Cumulative Total Returns" on Page      included, your costs would have been
expenses. You may use the information in     7.                                            higher.
this table,

====================================================================================================================================

                                            ACTUAL                            HYPOTHETICAL
                                                                  (5% ANNUAL RETURN BEFORE EXPENSES)

              BEGINNING           ENDING            EXPENSES          ENDING                EXPENSES           ANNUALIZED
SHARE       ACCOUNT VALUE      ACCOUNT VALUE       PAID DURING     ACCOUNT VALUE           PAID DURING           EXPENSE
CLASS          (7/1/05)        (12/31/05)(1)      PERIOD(2),(3)      (12/31/05)           PERIOD(2),(4)           RATIO
  A           $1,000.00          $1,063.50           $ 7.28          $1,018.15              $ 7.12                1.40%
  B            1,000.00           1,059.40            11.16           1,014.37               10.92                2.15
  C            1,000.00           1,059.10            11.16           1,014.37               10.92                2.15
  R            1,000.00           1,061.80             8.57           1,016.89                8.39                1.65

(1) The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
    31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended December 31, 2005, appear in the table "Cumulative Total Returns" on Page 7.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective on October 1, 2005, the Fund's Transfer
    Agency Fees were contractually changed. The annualized expense ratio restated as if the agreement had been in effect throughout the entire most recent fiscal half year are 1.31%, 2.06%, 2.06% and 1.56% for Class A, B, C and R shares, respectively.

(3) The actual expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $6.81, $10.69, $10.69 and $8.11 for Class A, B, C and R shares, respectively.

(4) The hypothetical expenses paid restated as if the change discussed above had been in effect throughout the most recent fiscal half year are $6.67, $ 10.46, $ 10.46 and $7.93 for Class A, B, C and R shares, respectively.
====================================================================================================================================

                                       [ARROW
                                       BUTTON        For More Information Visit
                                       IMAGE]        AIMinvestments.com

AIM SMALL CAP GROWTH FUND

YOUR FUND'S LONG-TERM PERFORMANCE

RESULTS OF A $10,000 INVESTMENT

FUND DATA FROM 10/18/95, INDEX DATA FROM 10/31/95

                                [MOUNTAIN CHART]

====================================================================================================================================
      DATE              AIM SMALL CAP          AIM SMALL CAP             S&P 500              RUSSELL 2000        LIPPER SMALL CAP
                         GROWTH FUND-           GROWTH FUND-              INDEX               GROWTH INDEX        GROWTH FUND INDEX
                        CLASS A SHARES         CLASS B SHARES

   10/18/95             $     9450             $    10000
      10/95                   9483                  10035             $    10000           $      10000            $     10000
      11/95                   9665                  10219                  10438                  10441                  10367
      12/95                   9756                  10307                  10640                  10673                  10624
       1/96                   9822                  10367                  11001                  10584                  10579
       2/96                  10376                  10953                  11104                  11067                  11092
       3/96                  10781                  11373                  11211                  11286                  11452
       4/96                  11790                  12439                  11376                  12152                  12615
       5/96                  12229                  12886                  11669                  12775                  13188
       6/96                  11517                  12133                  11713                  11945                  12451
       7/96                  10632                  11198                  11196                  10487                  11083
       8/96                  10790                  11356                  11432                  11263                  11868
       9/96                  11592                  12196                  12075                  11843                  12625
      10/96                  11211                  11785                  12408                  11333                  12089
      11/96                  11096                  11654                  13345                  11648                  12279
      12/96                  11104                  11661                  13081                  11875                  12435
       1/97                  11352                  11914                  13898                  12171                  12724
       2/97                  10377                  10891                  14007                  11436                  11805
       3/97                   9552                  10009                  13432                  10629                  10953
       4/97                   9446                   9896                  14233                  10506                  10790
       5/97                  10670                  11172                  15104                  12086                  12287
       6/97                  11256                  11782                  15775                  12495                  12945
       7/97                  12232                  12797                  17030                  13136                  13724
       8/97                  12499                  13069                  16077                  13530                  13942
       9/97                  13661                  14272                  16957                  14609                  15115
      10/97                  13057                  13634                  16391                  13732                  14342
      11/97                  12907                  13465                  17149                  13404                  14018
      12/97                  12908                  13466                  17443                  13412                  13831
       1/98                  13044                  13590                  17636                  13233                  13626
       2/98                  14175                  14768                  18907                  14401                  14728
       3/98                  15106                  15726                  19875                  15006                  15394
       4/98                  15423                  16043                  20078                  15098                  15506
       5/98                  14574                  15152                  19734                  14001                  14409
       6/98                  15288                  15890                  20535                  14144                  14831
       7/98                  14347                  14894                  20318                  12963                  13715
       8/98                  11227                  11656                  17382                   9970                  10719
       9/98                  12204                  12642                  18497                  10981                  11293
      10/98                  12439                  12891                  19999                  11554                  11738
      11/98                  13752                  14232                  21211                  12450                  12692
      12/98                  15900                  16458                  22432                  13577                  13965
       1/99                  16534                  17101                  23370                  14188                  14303
       2/99                  15553                  16082                  22643                  12890                  12926
       3/99                  16907                  17476                  23549                  13349                  13511
       4/99                  18166                  18762                  24461                  14528                  14038
       5/99                  18987                  19593                  23884                  14551                  14115
       6/99                  21023                  21700                  25206                  15317                  15436
       7/99                  21405                  22075                  24422                  14844                  15381
       8/99                  21647                  22314                  24301                  14288                  15166
       9/99                  21946                  22610                  23636                  14564                  15715
      10/99                  22890                  23569                  25131                  14937                  16632
      11/99                  25831                  26576                  25642                  16516                  18730
      12/99                  30307                  31172                  27150                  19428                  22507
       1/00                  30707                  31564                  25786                  19247                  22272
       2/00                  40322                  41425                  25299                  23725                  28798
       3/00                  38999                  40054                  27772                  21231                  26537
       4/00                  35263                  36193                  26937                  19087                  23257
       5/00                  31755                  32563                  26385                  17416                  21355
       6/00                  38668                  39629                  27034                  19666                  25116
       7/00                  34646                  35487                  26612                  17980                  23482
       8/00                  39697                  40630                  28264                  19872                  26008
       9/00                  38491                  39370                  26772                  18884                  24720
      10/00                  35373                  36153                  26659                  17352                  22865
      11/00                  28210                  28825                  24559                  14201                  18971
      12/00                  30086                  30722                  24679                  15070                  20649
       1/01                  31316                  31954                  25554                  16290                  21279
       2/01                  26544                  27065                  23226                  14057                  18554
       3/01                  23860                  24310                  21755                  12779                  16752
       4/01                  27160                  27655                  23444                  14343                  18561
       5/01                  27494                  27987                  23602                  14676                  19064
       6/01                  27788                  28266                  23027                  15076                  19545
       7/01                  26427                  26862                  22801                  13790                  18455
       8/01                  24669                  25059                  21375                  12928                  17363
       9/01                  21006                  21318                  19649                  10842                  14653
      10/01                  22701                  23034                  20024                  11885                  15726
      11/01                  24438                  24782                  21559                  12878                  16945
      12/01                  25943                  26294                  21748                  13679                  17972
       1/02                  25165                  25489                  21431                  13193                  17428
       2/02                  23416                  23708                  21018                  12339                  16373
       3/02                  25184                  25479                  21808                  13411                  17712
       4/02                  24637                  24910                  20486                  13121                  17245
       5/02                  23566                  23827                  20336                  12354                  16553
       6/02                  21756                  21980                  18888                  11306                  15323
       7/02                  18775                  18951                  17416                   9569                  13150
       8/02                  18796                  18951                  17530                   9564                  13131
       9/02                  17715                  17856                  15627                   8873                  12334
      10/02                  18523                  18661                  17001                   9322                  12861
      11/02                  20029                  20163                  18000                  10246                  13938
      12/02                  18675                  18778                  16943                   9540                  13007
       1/03                  18150                  18252                  16500                   9281                  12663
       2/03                  17675                  17758                  16253                   9033                  12269
       3/03                  17917                  17994                  16410                   9170                  12522
       4/03                  19221                  19282                  17761                  10038                  13557
       5/03                  21039                  21097                  18696                  11169                  14939
       6/03                  21656                  21698                  18935                  11384                  15445
       7/03                  22656                  22696                  19269                  12245                  16348
       8/03                  24070                  24092                  19644                  12902                  17215
       9/03                  23293                  23287                  19436                  12576                  16793
      10/03                  25163                  25146                  20535                  13662                  18316
      11/03                  25961                  25930                  20715                  14108                  18804
      12/03                  25981                  25930                  21801                  14171                  18831
       1/04                  26831                  26768                  22201                  14915                  19712
       2/04                  26721                  26639                  22509                  14892                  19637
       3/04                  26590                  26487                  22170                  14962                  19502
       4/04                  25396                  25285                  21822                  14211                  18549
       5/04                  26064                  25940                  22121                  14493                  18936
       6/04                  26903                  26744                  22551                  14975                  19476
       7/04                  24428                  24275                  21805                  13631                  17757
       8/04                  23651                  23482                  21892                  13338                  17182
       9/04                  24522                  24341                  22129                  14075                  18164
      10/04                  25230                  25027                  22467                  14417                  18673
      11/04                  26959                  26714                  23376                  15636                  19980
      12/04                  27757                  27497                  24171                  16198                  20862
       1/05                  26980                  26702                  23582                  15468                  20073
       2/05                  27738                  27431                  24078                  15681                  20469
       3/05                  27030                  26713                  23652                  15092                  19782
       4/05                  25827                  25521                  23204                  14132                  18676
       5/05                  27860                  27507                  23942                  15128                  19914
       6/05                  28275                  27895                  23976                  15617                  20610
       7/05                  29813                  29398                  24867                  16709                  21868
       8/05                  29500                  29066                  24640                  16474                  21490
       9/05                  29542                  29086                  24840                  16604                  21607
      10/05                  28520                  28057                  24425                  15990                  20875
      11/05                  30236                  29743                  25348                  16896                  21994
      12/05                  30030                  30034                  25357                  16871                  21976
====================================================================================================================================
                                                                                                                SOURCE: LIPPER, INC.

Past performance cannot guarantee            indexes does not reflect the effects of
comparable future results.                   taxes.

   The data shown in the chart include          This chart, which is a logarithmic
reinvested distributions, applicable         chart, presents the fluctuations in the
sales charges, Fund expenses and             value of the Fund and its indexes. We
management fees. Results for Class B         believe that a logarithmic chart is more
shares are calculated as if a                effective than other types of charts in
hypothetical shareholder had liquidated      illustrating changes in value during the
his entire investment in the Fund at the     early years shown in the chart. The
close of the reporting period and paid       vertical axis, the one that indicates
the applicable contingent deferred sales     the dollar value of an investment, is
charges. Index results include               constructed with each segment
reinvested dividends, but they do not        representing a percent change in the
reflect sales charges. Performance of an     value of the investment. In this chart,
index of funds reflects fund expenses        each segment represents a doubling, or
and management fees; performance of a        100% change, in the value of the
market index does not. Performance shown     investment. In other words, the space
in the chart and table(s) does not           between $5,000 and $10,000 is the same
reflect deduction of taxes a shareholder     size as the space between $10,000 and
would pay on Fund distributions or sale      $20,000, and so on.
of Fund shares. Performance of the      P

AIM SMALL CAP GROWTH FUND

=======================================      ========================================
AVERAGE ANNUAL TOTAL RETURNS                 CUMULATIVE TOTAL RETURNS

As of 12/31/05, including applicable         6 months ended 12/31/05, excluding
sales charges                                applicable sales charges

CLASS A SHARES                               Class A Shares                      6.35%
Inception (10/18/95)          11.38%
10 Years                      11.27          Class B Shares                      5.94
  5 Years                     -1.14
  1 Year                       2.36          Class C Shares                      5.91

CLASS B SHARES                               Class R Shares                      6.18
Inception (10/18/95)          11.38%         ========================================
10 Years                      11.27
  5 Years                     -1.14
  1 Year                       2.53

CLASS C SHARES
Inception (5/3/99)             6.99%
  5 Years                     -0.78
  1 Year                       6.45

CLASS R SHARES
10 Years                      11.79%
  5 Years                     -0.25
  1 Year                       8.01

=======================================

CLASS R SHARES' INCEPTION DATE IS JUNE       BE LOWER OR HIGHER. PLEASE VISIT              THE CDSC ON CLASS B SHARES DECLINES FROM
3, 2002. RETURNS SINCE THAT DATE ARE         AIMinvestments.com FOR THE MOST RECENT        5% BEGINNING AT THE TIME OF PURCHASE TO
HISTORICAL RETURNS. ALL OTHER RETURNS        MONTH-END PERFORMANCE. PERFORMANCE            0% AT THE BEGINNING OF THE SEVENTH YEAR.
ARE BLENDED RETURNS OF HISTORICAL CLASS      FIGURES REFLECT REINVESTED                    THE CDSC ON CLASS C SHARES IS 1% FOR THE
R SHARE PERFORMANCE AND RESTATED CLASS A     DISTRIBUTIONS, CHANGES IN NET ASSET           FIRST YEAR AFTER PURCHASE. CLASS R
SHARE PERFORMANCE (FOR PERIODS PRIOR TO      VALUE AND THE EFFECT OF THE MAXIMUM           SHARES DO NOT HAVE A FRONT-END SALES
THE INCEPTION DATE OF CLASS R SHARES) AT     SALES CHARGE UNLESS OTHERWISE STATED.         CHARGE; RETURNS SHOWN ARE AT NET ASSET
NET ASSET VALUE, ADJUSTED TO REFLECT THE     INVESTMENT RETURN AND PRINCIPAL VALUE         VALUE AND DO NOT REFLECT A 0.75% CDSC
HIGHER RULE 12B-1 FEES APPLICABLE TO         WILL FLUCTUATE SO THAT YOU MAY HAVE A         THAT MAY BE IMPOSED ON A TOTAL
CLASS R SHARES. CLASS A SHARES'              GAIN OR LOSS WHEN YOU SELL SHARES.            REDEMPTION OF RETIREMENT PLAN ASSETS
INCEPTION DATE IS OCTOBER 18, 1995.                                                        WITHIN THE FIRST YEAR.
                                                CLASS A SHARE PERFORMANCE REFLECTS
   THE PERFORMANCE DATA QUOTED REPRESENT     THE MAXIMUM 5.50% SALES CHARGE, AND              THE PERFORMANCE OF THE FUND'S SHARE
PAST PERFORMANCE AND CANNOT GUARANTEE        CLASS B AND CLASS C SHARE PERFORMANCE         CLASSES WILL DIFFER DUE TO DIFFERENT
COMPARABLE FUTURE RESULTS; CURRENT           REFLECTS THE APPLICABLE CONTINGENT            SALES CHARGE STRUCTURES AND CLASS
PERFORMANCE MAY                              DEFERRED SALES CHARGE (CDSC) FOR THE          EXPENSES.
                                             PERIOD INVOLVED.

AIM SMALL CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION

The Board of Trustees of AIM Growth          o The quality of services to be provided      o Overall performance of AIM. The Board
Series (the "Board") oversees the            by AIM. The Board reviewed the                considered the overall performance of
management of AIM Small Cap Growth Fund      credentials and experience of the             AIM in providing investment advisory and
(the "Fund") and, as required by law,        officers and employees of AIM who will        portfolio administrative services to the
determines annually whether to approve       provide investment advisory services to       Fund and concluded that such performance
the continuance of the Fund's advisory       the Fund. In reviewing the                    was satisfactory.
agreement with AIM Advisors, Inc.            qualifications of AIM to provide
("AIM"). Based upon the recommendation       investment advisory services, the Board       o Fees relative to those of clients of
of the Investments Committee of the          reviewed the qualifications of AIM's          AIM with comparable investment
Board, which is comprised solely of          investment personnel and considered such      strategies. The Board reviewed the
independent trustees, at a meeting held      issues as AIM's portfolio and product         advisory fee rate for the Fund under the
on June 30, 2005, the Board, including       review process, various back office           Advisory Agreement. The Board noted
all of the independent trustees,             support functions provided by AIM and         that, based on the Fund's current assets
approved the continuance of the advisory     AIM's equity and fixed income trading         and taking account of the breakpoints in
agreement (the "Advisory Agreement")         operations. Based on the review of these      the Fund's advisory fee schedule, this
between the Fund and AIM for another         and other factors, the Board concluded        rate was comparable to the sub-advisory
year, effective July 1, 2005.                that the quality of services to be            fee rates for two unaffiliated mutual
                                             provided by AIM was appropriate and that      funds for which AIM serves as
   The Board considered the factors          AIM currently is providing satisfactory       sub-advisor, although the total
discussed below in evaluating the            services in accordance with the terms of      management fees paid by such
fairness and reasonableness of the           the Advisory Agreement.                       unaffiliated mutual funds were higher
Advisory Agreement at the meeting on                                                       than the advisory fee rate for the Fund.
June 30, 2005 and as part of the Board's     o The performance of the Fund relative        The Board noted that AIM has agreed to
ongoing oversight of the Fund. In their      to comparable funds. The Board reviewed       waive advisory fees of the Fund, as
deliberations, the Board and the             the performance of the Fund during the        discussed below. Based on this review,
independent trustees did not identify        past one, three and five calendar years       the Board concluded that the advisory
any particular factor that was               against the performance of funds advised      fee rate for the Fund under the Advisory
controlling, and each trustee attributed     by other advisors with investment             Agreement was fair and reasonable.
different weights to the various             strategies comparable to those of the
factors.                                     Fund. The Board noted that the Fund's         o Fees relative to those of comparable
                                             performance in such periods was below         funds with other advisors. The Board
   One of the responsibilities of the        the median performance of such                reviewed the advisory fee rate for the
Senior Officer of the Fund, who is           comparable funds. The Board noted that        Fund under the Advisory Agreement. The
independent of AIM and AIM's affiliates,     AIM has recently made changes to the          Board compared effective contractual
is to manage the process by which the        Fund's portfolio management team, which       advisory fee rates at a common asset
Fund's proposed management fees are          appear to be producing encouraging early      level and noted that the Fund's rate was
negotiated to ensure that they are           results but need more time to be              below the median rate of the funds
negotiated in a manner which is at arm's     evaluated before a conclusion can be          advised by other advisors with
length and reasonable. To that end, the      made that the changes have addressed the      investment strategies comparable to
Senior Officer must either supervise a       Fund's under-performance. Based on this       those of the Fund that the Board
competitive bidding process or prepare       review, the Board concluded that no           reviewed. The Board noted that AIM has
an independent written evaluation. The       changes should be made to the Fund and        agreed to waive advisory fees of the
Senior Officer has recommended an            that it was not necessary to change the       Fund, as discussed below. Based on this
independent written evaluation in lieu       Fund's portfolio management team at this      review, the Board concluded that the
of a competitive bidding process and,        time.                                         advisory fee rate for the Fund under the
upon the direction of the Board, has                                                       Advisory Agreement was fair and
prepared such an independent written         o The performance of the Fund relative        reasonable.
evaluation. Such written evaluation also     to indices. The Board reviewed the
considered certain of the factors            performance of the Fund during the past       o Expense limitations and fee waivers.
discussed below. In addition, as             one, three and five calendar years            The Board noted that AIM has
discussed below, the Senior Officer made     against the performance of the Lipper         contractually agreed to waive advisory
certain recommendations to the Board in      Small-Cap Growth Index. The Board noted       fees of the Fund through June 30, 2006
connection with such written evaluation.     that the Fund's performance in such           to the extent necessary so that the
                                             periods was below the performance of          advisory fees payable by the Fund do not
   The discussion below serves as a          such Index. The Board noted that AIM has      exceed a specified maximum advisory fee
summary of the Senior Officer's              recently made changes to the Fund's           rate, which maximum rate includes
independent written evaluation and           portfolio management team, which appear       breakpoints and is based on net asset
recommendations to the Board in              to be producing encouraging early             levels. The Board considered the
connection therewith, as well as a           results but need more time to be              contractual nature of this fee waiver
discussion of the material factors and       evaluated before a conclusion can be          and noted that it remains in effect
the conclusions with respect thereto         made that the changes have addressed the      until June 30, 2006. The Board
that formed the basis for the Board's        Fund's under-performance. Based on this       considered the effect this fee waiver
approval of the Advisory Agreement.          review, the Board concluded that no           would have on the Fund's estimated
After consideration of all of the            changes should be made to the Fund and        expenses and concluded that the levels
factors below and based on its informed      that it was not necessary to change the       of fee waivers/expense limitations for
business judgment, the Board determined      Fund's portfolio management team at this      the Fund were fair and reasonable.
that the Advisory Agreement is in the        time.
best interests of the Fund and its                                                         o Breakpoints and economies of scale.
shareholders and that the compensation       o Meeting with the Fund's portfolio           The Board reviewed the structure of the
to AIM under the Advisory Agreement is       managers and investment personnel. With       Fund's advisory fee under the Advisory
fair and reasonable and would have been      respect to the Fund, the Board is             Agreement, noting that it includes three
obtained through arm's length                meeting periodically with such Fund's         breakpoints. The Board reviewed the
negotiations.                                portfolio managers and/or other               level of the Fund's advisory fees, and
                                             investment personnel and believes that        noted that such fees, as a percentage of
o The nature and extent of the advisory      such individuals are competent and able       the Fund's net assets, have decreased as
services to be provided by AIM. The          to continue to carry out their                net assets increased because the
Board reviewed the services to be            responsibilities under the Advisory           Advisory Agreement includes breakpoints.
provided by AIM under the Advisory           Agreement.                                    The Board noted that AIM has
Agreement. Based on such review, the                                                       contractually agreed to waive advisory
Board concluded that the range of                                                          fees of the Fund through June 30, 2006
services to be provided by AIM under the                                                   to the extent necessary so that the
Advisory Agreement was appropriate and                                                     advisory fees payable by the Fund do not
that AIM currently is providing services                                                   exceed a specified maximum advisory fee
in accordance with the terms of the                                                        rate, which
Advisory Agreement.

                                                                                                                         (continued)

AIM SMALL CAP GROWTH FUND

maximum rate includes breakpoints and is     o Profitability of AIM and its                o Other factors and current trends. In
based on net asset levels. The Board         affiliates. The Board reviewed                determining whether to continue the
concluded that the Fund's fee levels         information concerning the profitability      Advisory Agreement for the Fund, the
under the Advisory Agreement therefore       of AIM's (and its affiliates')                Board considered the fact that AIM,
reflect economies of scale and that it       investment advisory and other activities      along with others in the mutual fund
was not necessary to change the advisory     and its financial condition. The Board        industry, is subject to regulatory
fee breakpoints in the Fund's advisory       considered the overall profitability of       inquiries and litigation related to a
fee schedule.                                AIM, as well as the profitability of AIM      wide range of issues. The Board also
                                             in connection with managing the Fund.         considered the governance and compliance
o Investments in affiliated money market     The Board noted that AIM's operations         reforms being undertaken by AIM and its
funds. The Board also took into account      remain profitable, although increased         affiliates, including maintaining an
the fact that uninvested cash and cash       expenses in recent years have reduced         internal controls committee and
collateral from securities lending           AIM's profitability. Based on the review      retaining an independent compliance
arrangements (collectively, "cash            of the profitability of AIM's and its         consultant, and the fact that AIM has
balances") of the Fund may be invested       affiliates' investment advisory and           undertaken to cause the Fund to operate
in money market funds advised by AIM         other activities and its financial            in accordance with certain governance
pursuant to the terms of an SEC              condition, the Board concluded that the       policies and practices. The Board
exemptive order. The Board found that        compensation to be paid by the Fund to        concluded that these actions indicated a
the Fund may realize certain benefits        AIM under its Advisory Agreement was not      good faith effort on the part of AIM to
upon investing cash balances in AIM          excessive.                                    adhere to the highest ethical standards,
advised money market funds, including a                                                    and determined that the current
higher net return, increased liquidity,      o Benefits of soft dollars to AIM. The        regulatory and litigation environment to
increased diversification or decreased       Board considered the benefits realized        which AIM is subject should not prevent
transaction costs. The Board also found      by AIM as a result of brokerage               the Board from continuing the Advisory
that the Fund will not receive reduced       transactions executed through "soft           Agreement for the Fund.
services if it invests its cash balances     dollar" arrangements. Under these
in such money market funds. The Board        arrangements, brokerage commissions paid
noted that, to the extent the Fund           by the Fund and/or other funds advised
invests in affiliated money market           by AIM are used to pay for research and
funds, AIM has voluntarily agreed to         execution services. This research is
waive a portion of the advisory fees it      used by AIM in making investment
receives from the Fund attributable to       decisions for the Fund. The Board
such investment. The Board further           concluded that such arrangements were
determined that the proposed securities      appropriate.
lending program and related procedures
with respect to the lending Fund is in       o AIM's financial soundness in light of
the best interests of the lending Fund       the Fund's needs. The Board considered
and its respective shareholders. The         whether AIM is financially sound and has
Board therefore concluded that the           the resources necessary to perform its
investment of cash collateral received       obligations under the Advisory
in connection with the securities            Agreement, and concluded that AIM has
lending program in the money market          the financial resources necessary to
funds according to the procedures is in      fulfill its obligations under the
the best interests of the lending Fund       Advisory Agreement.
and its respective shareholders.
                                             o Historical relationship between the
o Independent written evaluation and         Fund and AIM. In determining whether to
recommendations of the Fund's Senior         continue the Advisory Agreement for the
Officer. The Board noted that, upon          Fund, the Board also considered the
their direction, the Senior Officer of       prior relationship between AIM and the
the Fund, who is independent of AIM and      Fund, as well as the Board's knowledge
AIM's affiliates, had prepared an            of AIM's operations, and concluded that
independent written evaluation in order      it was beneficial to maintain the
to assist the Board in determining the       current relationship, in part, because
reasonableness of the proposed               of such knowledge. The Board also
management fees of the AIM Funds,            reviewed the general nature of the
including the Fund. The Board noted that     non-investment advisory services
the Senior Officer's written evaluation      currently performed by AIM and its
had been relied upon by the Board in         affiliates, such as administrative,
this regard in lieu of a competitive         transfer agency and distribution
bidding process. In determining whether      services, and the fees received by AIM
to continue the Advisory Agreement for       and its affiliates for performing such
the Fund, the Board considered the           services. In addition to reviewing such
Senior Officer's written evaluation and      services, the trustees also considered
the recommendation made by the Senior        the organizational structure employed by
Officer to the Board that the Board          AIM and its affiliates to provide those
consider implementing a process to           services. Based on the review of these
assist them in more closely monitoring       and other factors, the Board concluded
the performance of the AIM Funds. The        that AIM and its affiliates were
Board concluded that it would be             qualified to continue to provide
advisable to implement such a process as     non-investment advisory services to the
soon as reasonably practicable.              Fund, including administrative, transfer
                                             agency and distribution services, and
                                             that AIM and its affiliates currently
                                             are providing satisfactory
                                             non-investment advisory services.

SUPPLEMENT TO ANNUAL REPORT DATED 12/31/05

AIM SMALL CAP GROWTH FUND

                                             ========================================
INSTITUTIONAL CLASS SHARES
                                             AVERAGE ANNUAL TOTAL RETURNS
The following information has been           For periods ended 12/31/05                   PLEASE NOTE THAT PAST PERFORMANCE IS NOT
prepared to provide Institutional Class                                                   INDICATIVE OF FUTURE RESULTS. MORE
shareholders with a performance overview     Inception (3/15/02)              5.64%       RECENT RETURNS MAY BE MORE OR LESS THAN
specific to their holdings.                  1 Year                           8.93        THOSE SHOWN. ALL RETURNS ASSUME
Institutional Class shares are offered       6 Months*                        6.63        REINVESTMENT OF DISTRIBUTIONS AT NAV.
exclusively to institutional investors,                                                   INVESTMENT RETURN AND PRINCIPAL VALUE
including defined contribution plans         * Cumulative total return that has not       WILL FLUCTUATE SO YOUR SHARES, WHEN
that meet certain criteria.                  been annualized                              REDEEMED, MAY BE WORTH MORE OR LESS THAN
                                                                                          THEIR ORIGINAL COST. SEE FULL REPORT FOR
                                             ========================================     INFORMATION ON COMPARATIVE BENCHMARKS.
                                                                                          PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             INSTITUTIONAL CLASS SHARES HAVE NO SALES     MORE INFORMATION. FOR THE MOST CURRENT
                                             CHARGE; THEREFORE, PERFORMANCE IS AT NET     MONTH-END PERFORMANCE, PLEASE CALL
                                             ASSET VALUE (NAV). PERFORMANCE OF            800-451-4246 OR VISIT
                                             INSTITUTIONAL CLASS SHARES WILL DIFFER       AIMINVESTMENTS.COM.
                                             FROM PERFORMANCE OF OTHER SHARE CLASSES
                                             DUE TO DIFFERING SALES CHARGES AND CLASS
                                             EXPENSES.







========================================

NASDAQ SYMBOL                  GTSVX

========================================


                                                                                       Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND
PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES
AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

                                                FOR INSTITUTIONAL INVESTOR USE ONLY
This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.



                                                [YOUR GOALS. OUR SOLUTIONS.]                     [AIM INVESTMENTS LOGO APPEARS HERE]
                                                  --Registered Trademark--                             --Registered Trademark--


AIMinvestments.com                     SCG-INS-1        A I M Distributors, Inc.

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      period. Simply divide your account value        The hypothetical account values and
                                             by $1,000 (for example, an $8,600            expenses may not be used to estimate the
As a shareholder of the Fund, you incur      account value divided by $1,000 = 8.6),      actual ending account balance or
ongoing costs, including management fees     then multiply the result by the number       expenses you paid for the period. You
and other Fund expenses. This example is     in the table under the heading entitled      may use this information to compare the
intended to help you understand your         "Actual Expenses Paid During Period" to      ongoing costs of investing in the Fund
ongoing costs (in dollars) of investing      estimate the expenses you paid on your       and other funds. To do so, compare this
in the Fund and to compare these costs       account during this period.                  5% hypothetical example with the 5%
with ongoing costs of investing in other                                                  hypothetical examples that appear in the
mutual funds. The example is based on an     HYPOTHETICAL EXAMPLE FOR COMPARISON          shareholder reports of the other funds.
investment of $1,000 invested at the         PURPOSES
beginning of the period and held for the                                                     Please note that the expenses shown
entire period July 1, 2005,                  The table below also provides                in the table are meant to highlight your
through December 31, 2005.                   information about hypothetical account       ongoing costs only. Therefore, the
                                             values and hypothetical expenses based       hypothetical information is useful in
ACTUAL EXPENSES                              on the Fund's actual expense ratio and       comparing ongoing costs only, and will
                                             an assumed rate of return of 5% per year     not help you determine the relative
The table below provides information         before expenses, which is not the Fund's     total costs of owning different funds.
about actual account values and actual       actual return. The Fund's actual
expenses. You may use the information in     cumulative total return after expenses
this table, together with the amount you     for the six months ended December 31,
invested, to estimate the expenses that      2005, appears in the table on the front
you paid over the                            of this supplement.


====================================================================================================================================


                                                       ACTUAL                          HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING          ENDING                EXPENSES        ENDING             EXPENSES          ANNUALIZED
   SHARE              ACCOUNT VALUE     ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE        PAID DURING         EXPENSE
   CLASS                (7/1/05)        (12/31/05)(1)            PERIOD(2)     (12/31/05)           PERIOD(2)           RATIO
Institutional          $1,000.00          $1,066.30               $4.37         $1,020.97            $4.28              0.84%


(1)  The actual ending account value is based on the actual total return of the Fund for the period July 1, 2005, through December
     31, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended December 31, 2005, appears in the table on the front of this supplement.

(2)  Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

====================================================================================================================================


AIMinvestments.com                      SCG-INS-1       A I M Distributors, Inc.

AIM SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

December 31, 2005


                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
  INTERESTS-100.12%

AEROSPACE & DEFENSE-1.18%

United Industrial Corp.(a)                         392,728   $   16,247,157
===========================================================================

AIR FREIGHT & LOGISTICS-0.69%

Forward Air Corp.                                  257,918        9,452,695
===========================================================================

APPAREL RETAIL-2.09%

Children's Place Retail Stores, Inc.
  (The)(a)(b)                                      274,966       13,588,820
---------------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc.(b)                    348,846       15,143,405
===========================================================================
                                                                 28,732,225
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.93%

Warnaco Group, Inc. (The)(b)                       476,734       12,738,332
===========================================================================

APPLICATION SOFTWARE-4.68%

ANSYS, Inc.(b)                                     236,775       10,107,925
---------------------------------------------------------------------------
Blackboard Inc.(b)                                 462,573       13,405,366
---------------------------------------------------------------------------
Epicor Software Corp.(b)                           817,976       11,558,001
---------------------------------------------------------------------------
Kronos Inc.(b)                                     260,690       10,912,483
---------------------------------------------------------------------------
MicroStrategy Inc.-Class A(a)(b)                   222,809       18,435,217
===========================================================================
                                                                 64,418,992
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.95%

Affiliated Managers Group, Inc.(a)(b)              162,643       13,052,101
===========================================================================

BIOTECHNOLOGY-4.12%

Amylin Pharmaceuticals, Inc.(a)(b)                 382,130       15,254,630
---------------------------------------------------------------------------
Encysive Pharmaceuticals Inc.(b)                   619,959        4,891,476
---------------------------------------------------------------------------
Myriad Genetics, Inc.(a)(b)                        325,276        6,765,741
---------------------------------------------------------------------------
Nektar Therapeutics(a)(b)                          405,349        6,672,045
---------------------------------------------------------------------------
Protein Design Labs, Inc.(b)                       426,452       12,119,766
---------------------------------------------------------------------------
United Therapeutics Corp.(a)(b)                    159,628       11,033,487
===========================================================================
                                                                 56,737,145
===========================================================================

BROADCASTING & CABLE TV-0.52%

Radio One, Inc.-Class A(b)                         252,303        2,591,152
---------------------------------------------------------------------------
Radio One, Inc.-Class D(b)                         442,404        4,578,881
===========================================================================
                                                                  7,170,033
===========================================================================

CASINOS & GAMING-0.55%

Penn National Gaming, Inc.(b)                      230,364        7,590,494
===========================================================================

CATALOG RETAIL-0.14%

PetMed Express, Inc.(b)                            136,001        1,927,134
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


COMMUNICATIONS EQUIPMENT-3.91%

Blue Coat Systems, Inc.(b)                         152,779   $    6,985,056
---------------------------------------------------------------------------
F5 Networks, Inc.(b)                               167,159        9,559,823
---------------------------------------------------------------------------
NETGEAR, Inc.(a)(b)                                606,594       11,676,934
---------------------------------------------------------------------------
NICE Systems Ltd.-ADR (Israel)(b)                  150,591        7,252,463
---------------------------------------------------------------------------
Polycom, Inc.(a)(b)                                608,440        9,309,132
---------------------------------------------------------------------------
SafeNet, Inc.(a)(b)                                278,285        8,966,343
===========================================================================
                                                                 53,749,751
===========================================================================

COMPUTER HARDWARE-0.78%

Avid Technology, Inc.(a)(b)                        195,536       10,707,551
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.79%

Emulex Corp.(b)                                    551,711       10,918,361
===========================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-2.02%

JLG Industries, Inc.(a)                            389,344       17,777,447
---------------------------------------------------------------------------
Toro Co. (The)(a)                                  229,447       10,042,895
===========================================================================
                                                                 27,820,342
===========================================================================

CONSTRUCTION MATERIALS-1.55%

Eagle Materials Inc.(a)                            174,806       21,389,262
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.95%

Euronet Worldwide, Inc.(b)                         519,809       14,450,690
---------------------------------------------------------------------------
Global Payments Inc.                               265,368       12,368,802
===========================================================================
                                                                 26,819,492
===========================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES-3.11%

Advisory Board Co. (The)(b)                        246,037       11,728,584
---------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)             158,428       14,210,992
---------------------------------------------------------------------------
CoStar Group Inc.(b)                               160,919        6,946,873
---------------------------------------------------------------------------
CRA International Inc.(a)(b)                       206,779        9,861,290
===========================================================================
                                                                 42,747,739
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.10%

Thomas & Betts Corp.(b)                            361,306       15,160,400
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.47%

FARO Technologies, Inc.(a)(b)                      461,195        9,223,900
---------------------------------------------------------------------------
FLIR Systems, Inc.(a)(b)                           494,456       11,041,202
===========================================================================
                                                                 20,265,102
===========================================================================

AIM SMALL CAP GROWTH FUND


                                                 SHARES          VALUE
---------------------------------------------------------------------------

ELECTRONIC MANUFACTURING SERVICES-1.53%

Mercury Computer Systems, Inc.(b)                  446,727   $    9,215,978
---------------------------------------------------------------------------
Trimble Navigation Ltd.(b)                         332,650       11,805,748
===========================================================================
                                                                 21,021,726
===========================================================================

ENVIRONMENTAL & FACILITIES SERVICES-1.15%

Stericycle, Inc.(a)(b)                             268,701       15,821,115
===========================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS-0.82%

Scotts Miracle-Gro Co. (The)-Class A(a)            249,832       11,302,400
===========================================================================

FOOD DISTRIBUTORS-0.70%

United Natural Foods, Inc.(a)(b)                   363,883        9,606,511
===========================================================================

FOOTWEAR-0.65%

Wolverine World Wide, Inc.                         401,386        9,015,130
===========================================================================

HEALTH CARE EQUIPMENT-5.86%

American Medical Systems Holdings, Inc.(b)         667,694       11,904,984
---------------------------------------------------------------------------
Integra LifeSciences Holdings(b)                   368,868       13,080,059
---------------------------------------------------------------------------
Mentor Corp.(a)                                    284,284       13,099,807
---------------------------------------------------------------------------
NuVasive, Inc.(b)                                  633,502       11,466,386
---------------------------------------------------------------------------
ResMed Inc.(a)(b)                                  267,290       10,239,880
---------------------------------------------------------------------------
Varian Inc.(b)                                     281,232       11,190,221
---------------------------------------------------------------------------
Wright Medical Group, Inc.(b)                      471,328        9,615,091
===========================================================================
                                                                 80,596,428
===========================================================================

HEALTH CARE FACILITIES-2.71%

AmSurg Corp.(a)(b)                                 327,538        7,487,519
---------------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)(b)                    367,210       13,770,375
---------------------------------------------------------------------------
VCA Antech, Inc.(a)(b)                             569,094       16,048,451
===========================================================================
                                                                 37,306,345
===========================================================================

HEALTH CARE SERVICES-3.67%

Cerner Corp.(a)(b)                                 154,254       14,023,231
---------------------------------------------------------------------------
Merge Technologies Inc.(b)                         358,681        8,981,372
---------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(b)                   179,322       15,882,550
---------------------------------------------------------------------------
Per-Se Technologies, Inc.(b)                       498,748       11,650,753
===========================================================================
                                                                 50,537,906
===========================================================================

HEALTH CARE SUPPLIES-2.52%

Gen-Probe Inc.(a)(b)                               310,537       15,151,100
---------------------------------------------------------------------------
Immucor, Inc.(a)(b)                                350,378        8,184,830
---------------------------------------------------------------------------
Millipore Corp.(b)                                 172,227       11,373,871
===========================================================================
                                                                 34,709,801
===========================================================================

HOME FURNISHINGS-0.34%

Tempur-Pedic International Inc.(a)(b)              412,268        4,741,082
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


HOTELS, RESORTS & CRUISE LINES-1.33%

Choice Hotels International, Inc.                  439,354   $   18,347,423
===========================================================================

HOUSEHOLD APPLIANCES-0.42%

Blount International, Inc.(b)                      362,670        5,777,333
===========================================================================

HOUSEHOLD PRODUCTS-0.74%

Church & Dwight Co., Inc.(a)                       309,519       10,223,413
===========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-0.83%

Korn/Ferry International(b)                        611,767       11,433,925
===========================================================================

HYPERMARKETS & SUPER CENTERS-0.82%

BJ's Wholesale Club, Inc.(a)(b)                    382,407       11,303,951
===========================================================================

INDUSTRIAL MACHINERY-2.20%

Actuant Corp.-Class A(a)                           201,892       11,265,574
---------------------------------------------------------------------------
IDEX Corp.                                         210,512        8,654,148
---------------------------------------------------------------------------
Lincoln Electric Holdings, Inc.                    260,342       10,325,164
===========================================================================
                                                                 30,244,886
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.72%

NeuStar, Inc.-Class A(b)                           326,256        9,947,545
===========================================================================

INTERNET SOFTWARE & SERVICES-1.28%

Digitas Inc.(b)                                    602,466        7,542,874
---------------------------------------------------------------------------
ValueClick, Inc.(a)(b)                             555,120       10,053,223
===========================================================================
                                                                 17,596,097
===========================================================================

INVESTMENT BANKING & BROKERAGE-0.73%

Jefferies Group, Inc.(a)                           222,534       10,009,579
===========================================================================

IT CONSULTING & OTHER SERVICES-1.49%

MPS Group, Inc.(b)                                 898,331       12,280,185
---------------------------------------------------------------------------
Sapient Corp.(b)                                 1,450,369        8,252,600
===========================================================================
                                                                 20,532,785
===========================================================================

LEISURE PRODUCTS-2.00%

Marvel Entertainment, Inc.(b)                      627,976       10,286,247
---------------------------------------------------------------------------
Nautilus, Inc.(a)                                  417,700        7,794,282
---------------------------------------------------------------------------
RC2 Corp.(b)                                       265,657        9,436,137
===========================================================================
                                                                 27,516,666
===========================================================================

MARINE-0.60%

Kirby Corp.(b)                                     158,684        8,278,544
===========================================================================

MOVIES & ENTERTAINMENT-0.48%

Imax Corp. (Canada)(a)(b)                          937,229        6,616,837
===========================================================================

AIM SMALL CAP GROWTH FUND


                                                 SHARES          VALUE
---------------------------------------------------------------------------

MULTI-LINE INSURANCE-0.84%

HCC Insurance Holdings, Inc.(a)                    387,566   $   11,502,959
===========================================================================

OIL & GAS DRILLING-2.79%

Atwood Oceanics, Inc.(b)                           154,806       12,079,512
---------------------------------------------------------------------------
Grey Wolf, Inc.(b)                               1,392,478       10,763,855
---------------------------------------------------------------------------
Unit Corp.(b)                                      282,431       15,542,178
===========================================================================
                                                                 38,385,545
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-4.09%

Cal Dive International, Inc.(b)                    300,782       10,795,066
---------------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)               398,719       14,896,142
---------------------------------------------------------------------------
FMC Technologies, Inc.(a)(b)                       270,498       11,609,774
---------------------------------------------------------------------------
Hanover Compressor Co.(b)                           13,119          185,109
---------------------------------------------------------------------------
Hydril(b)                                          172,381       10,791,051
---------------------------------------------------------------------------
Superior Energy Services, Inc.(b)                  380,931        8,018,598
===========================================================================
                                                                 56,295,740
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.45%

Encore Acquisition Co.(b)                          489,573       15,685,919
---------------------------------------------------------------------------
Range Resources Corp.                              450,253       11,859,664
---------------------------------------------------------------------------
Whiting Petroleum Corp.(b)                         155,243        6,209,720
===========================================================================
                                                                 33,755,303
===========================================================================

PHARMACEUTICALS-1.18%

First Horizon Pharmaceutical Corp.(a)(b)           519,519        8,961,703
---------------------------------------------------------------------------
MGI Pharma, Inc.(a)(b)                             427,281        7,332,142
===========================================================================
                                                                 16,293,845
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.80%

ProAssurance Corp.(a)(b)                           226,504       11,017,155
===========================================================================

REAL ESTATE-0.36%

BioMed Realty Trust, Inc.                          204,102        4,980,089
===========================================================================

REGIONAL BANKS-3.58%

East West Bancorp, Inc.(a)                         350,249       12,780,586
---------------------------------------------------------------------------
PrivateBancorp, Inc.(a)                            224,838        7,997,488
---------------------------------------------------------------------------
SVB Financial Group(b)                             292,934       13,721,029
---------------------------------------------------------------------------
Texas Capital Bancshares, Inc.(b)                  334,955        7,506,342
---------------------------------------------------------------------------
Texas Regional Bancshares, Inc.-Class A            254,510        7,202,633
===========================================================================
                                                                 49,208,078
===========================================================================

RESTAURANTS-2.49%

Jack in the Box Inc.(b)                            357,434       12,485,170
---------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(b)                 271,742       13,486,555
---------------------------------------------------------------------------
RARE Hospitality International, Inc.(b)            271,941        8,264,287
===========================================================================
                                                                 34,236,012
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


SEMICONDUCTOR EQUIPMENT-2.53%

FormFactor Inc.(b)                                 470,872   $   11,503,403
---------------------------------------------------------------------------
Tessera Technologies Inc.(a)(b)                    373,193        9,647,039
---------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)(b)                                       312,650       13,734,714
===========================================================================
                                                                 34,885,156
===========================================================================

SEMICONDUCTORS-2.48%

Cirrus Logic, Inc.(b)                              998,598        6,670,635
---------------------------------------------------------------------------
Genesis Microchip Inc.(a)(b)                       289,223        5,232,044
---------------------------------------------------------------------------
Microsemi Corp.(b)                                 803,286       22,218,891
===========================================================================
                                                                 34,121,570
===========================================================================

SPECIALIZED CONSUMER SERVICES-1.51%

Steiner Leisure Ltd.(b)                            279,395        9,935,286
---------------------------------------------------------------------------
Regis Corp.                                        279,757       10,790,227
===========================================================================
                                                                 20,725,513
===========================================================================

SPECIALTY CHEMICALS-0.44%

Rockwood Holdings Inc.(b)                          307,858        6,074,038
===========================================================================

SPECIALTY STORES-0.71%

Guitar Center, Inc.(a)(b)                          194,060        9,704,941
===========================================================================

STEEL-1.09%

Carpenter Technology Corp.                         213,507       15,045,838
===========================================================================

SYSTEMS SOFTWARE-1.19%

Internet Security Systems, Inc.(a)(b)              199,916        4,188,240
---------------------------------------------------------------------------
MICROS Systems, Inc.(b)                            252,539       12,202,684
===========================================================================
                                                                 16,390,924
===========================================================================

TRADING COMPANIES & DISTRIBUTORS-1.52%

Hughes Supply, Inc.                                268,698        9,632,823
---------------------------------------------------------------------------
WESCO International, Inc.(b)                       265,272       11,335,073
===========================================================================
                                                                 20,967,896
===========================================================================

TRUCKING-3.05%

Heartland Express, Inc.(a)                         422,398        8,570,455
---------------------------------------------------------------------------
Knight Transportation, Inc.(a)                     521,362       10,807,834
---------------------------------------------------------------------------
Old Dominion Freight Line, Inc.(b)                 418,531       11,291,966
---------------------------------------------------------------------------
Swift Transportation Co., Inc.(b)                  556,835       11,303,750
===========================================================================
                                                                 41,974,005
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.90%

SBA Communications Corp.-Class A(b)                693,030       12,405,237
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,070,037,064)                         1,378,101,580
===========================================================================

AIM SMALL CAP GROWTH FUND


                                                 SHARES          VALUE
---------------------------------------------------------------------------

MONEY MARKET FUNDS-2.16%

Liquid Assets Portfolio-Institutional
  Class(c)                                      14,872,104   $   14,872,104
---------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)     14,872,104       14,872,104
===========================================================================
    Total Money Market Funds (Cost
      $29,744,208)                                               29,744,208
===========================================================================
TOTAL INVESTMENTS-102.28% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,099,781,272)                                             1,407,845,788
===========================================================================

                                                 SHARES          VALUE
---------------------------------------------------------------------------


INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-22.77%

Liquid Assets Portfolio-Institutional
  Class(c)(d)                                  156,672,058   $  156,672,058
===========================================================================
STIC Prime Portfolio-Institutional
  Class(c)(d)                                  156,672,059      156,672,059
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $313,344,117)                                       313,344,117
===========================================================================
TOTAL INVESTMENTS-125.05% (Cost
  $1,413,125,389)                                             1,721,189,905
===========================================================================
OTHER ASSETS LESS LIABILITIES-(25.05%)                         (344,747,016)
===========================================================================
NET ASSETS-100.00%                                           $1,376,442,889
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for securities lending transactions at December 31, 2005.
(b) Non-income producing security.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2005

ASSETS:

Investments, at value (cost $1,070,037,064)*  $1,378,101,580
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $343,088,325)                            343,088,325
============================================================
    Total investments (cost $1,413,125,389)    1,721,189,905
============================================================
Receivables for:
  Investments sold                                11,574,677
------------------------------------------------------------
  Fund shares sold                                 2,176,024
------------------------------------------------------------
  Dividends                                          461,092
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                48,965
------------------------------------------------------------
Other assets                                          50,815
============================================================
    Total assets                               1,735,501,478
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,552,924
------------------------------------------------------------
  Fund shares reacquired                          42,602,682
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 117,389
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       313,344,117
------------------------------------------------------------
Accrued distribution fees                            553,307
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               234
------------------------------------------------------------
Accrued transfer agent fees                          814,139
------------------------------------------------------------
Accrued operating expenses                            73,797
============================================================
    Total liabilities                            359,058,589
============================================================
Net assets applicable to shares outstanding   $1,376,442,889
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                 $1,028,324,244
------------------------------------------------------------
Undistributed net investment income (loss)           (89,296)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities                           40,143,425
------------------------------------------------------------
Unrealized appreciation of investment
  securities                                     308,064,516
============================================================
                                              $1,376,442,889
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,099,696,105
____________________________________________________________
============================================================
Class B                                       $  117,307,359
____________________________________________________________
============================================================
Class C                                       $   31,140,693
____________________________________________________________
============================================================
Class R                                       $   21,275,765
____________________________________________________________
============================================================
Institutional Class                           $  107,022,967
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           39,980,797
____________________________________________________________
============================================================
Class B                                            4,639,049
____________________________________________________________
============================================================
Class C                                            1,232,172
____________________________________________________________
============================================================
Class R                                              781,320
____________________________________________________________
============================================================
Institutional Class                                3,811,341
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        27.51
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $27.51 divided by
      94.50%)                                 $        29.11
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        25.29
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        25.27
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        27.23
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        28.08
____________________________________________________________
============================================================

* At December 31, 2005, securities with an aggregate value of $305,259,062 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SMALL CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the year ended December 31, 2005

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,857)          $   4,423,728
---------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $2,646,462, after
  compensation to counterparties of $9,635,689)                   3,497,189
===========================================================================
     Total investment income                                      7,920,917
===========================================================================


EXPENSES:

Advisory fees                                                    11,156,240
---------------------------------------------------------------------------
Administrative services fees                                        398,125
---------------------------------------------------------------------------
Custodian fees                                                      122,976
---------------------------------------------------------------------------
Distribution fees:
  Class A                                                         3,928,732
---------------------------------------------------------------------------
  Class B                                                         1,291,727
---------------------------------------------------------------------------
  Class C                                                           343,621
---------------------------------------------------------------------------
  Class R                                                            97,730
---------------------------------------------------------------------------
Transfer agent fees -- A, B, C & R                                6,440,927
---------------------------------------------------------------------------
Transfer agent fees -- Institutional                                 97,568
---------------------------------------------------------------------------
Trustees' and officer's fees and benefits                            64,128
---------------------------------------------------------------------------
Other                                                               458,898
===========================================================================
     Total expenses                                              24,400,672
===========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                      (749,832)
===========================================================================
     Net expenses                                                23,650,840
===========================================================================
Net investment income (loss)                                    (15,729,923)
===========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities (includes gains
  from securities sold to affiliates of $5,409,293)             290,331,552
---------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of
  investment securities                                        (156,342,264)
===========================================================================
Net gain from investment securities                             133,989,288
===========================================================================
Net increase in net assets resulting from operations          $ 118,259,365
___________________________________________________________________________
===========================================================================


See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2005 and 2004

                                                                   2005              2004
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (15,729,923)   $  (22,312,120)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, futures
    contracts and option contracts                               290,331,552       143,771,500
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts and option
    contracts                                                   (156,342,264)      (19,550,976)
==============================================================================================
    Net increase in net assets resulting from operations         118,259,365       101,908,404
==============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                        (86,769,469)               --
----------------------------------------------------------------------------------------------
  Class B                                                         (9,754,577)               --
----------------------------------------------------------------------------------------------
  Class C                                                         (2,590,636)               --
----------------------------------------------------------------------------------------------
  Class R                                                         (1,612,396)               --
----------------------------------------------------------------------------------------------
  Institutional Class                                             (7,944,148)               --
==============================================================================================
    Decrease in net assets resulting from distributions         (108,671,226)               --
==============================================================================================
Share transactions-net:
  Class A                                                       (401,474,084)     (192,987,130)
----------------------------------------------------------------------------------------------
  Class B                                                        (30,876,921)      (41,206,105)
----------------------------------------------------------------------------------------------
  Class C                                                         (9,375,614)      (11,365,203)
----------------------------------------------------------------------------------------------
  Class R                                                          1,903,258         9,247,057
----------------------------------------------------------------------------------------------
  Institutional Class                                             (7,619,961)       (3,899,271)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (447,443,322)     (240,210,652)
==============================================================================================
    Net increase (decrease) in net assets                       (437,855,183)     (138,302,248)
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,814,298,072     1,952,600,320
==============================================================================================
  End of year (including undistributed net investment income
    (loss) of $(89,296) and $(66,642), respectively)          $1,376,442,889    $1,814,298,072
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eleven separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

AIM SMALL CAP GROWTH FUND


       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

AIM SMALL CAP GROWTH FUND

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $500 million                                            0.725%
--------------------------------------------------------------------
Next $500 million                                             0.70%
--------------------------------------------------------------------
Next $500 million                                             0.675%
--------------------------------------------------------------------
Over $1.5 billion                                             0.65%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the year ended December 31, 2005, AIM waived fees of $6,710.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the year ended December 31, 2005, AMVESCAP reimbursed expenses of the Fund in the amount of $13,695.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the year ended December 31, 2005, AIM was paid $398,125.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended December 31, 2005, the Fund paid AISI $6,440,927 for Class A, Class B, Class C and Class R share classes and $97,568 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C, Class R and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Prior to July 1, 2005, the Fund paid ADI 0.35% of the average daily net assets of Class A shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Through June 30, 2005, during the periods the Fund was offered on a limited basis, ADI had agreed to waive 0.10% of Rule 12b-1 plan fees on Class A shares. Pursuant to the Plans, for the year ended December 31, 2005, the Class A, Class B, Class C and Class R shares paid $3,249,453, $1,291,727, $343,621 and $97,730, respectively, after ADI waived Plan fees of $679,279 for Class A shares.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During year ended December 31, 2005, ADI advised the Fund that it retained $24,904 in Front-end sales commissions from the sale of Class A shares and $1,814, $27,815, $1,723 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

AIM SMALL CAP GROWTH FUND

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the year ended December 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           CHANGE IN
                                                                           UNREALIZED
                       VALUE          PURCHASES          PROCEEDS         APPRECIATION        VALUE         DIVIDEND      REALIZED
FUND                  12/31/04         AT COST          FROM SALES       (DEPRECIATION)      12/31/05        INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class             $ 12,837,129    $  285,774,142    $  (283,739,167)         $--         $ 14,872,104    $  423,815        $--
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class               12,837,129       285,774,142       (283,739,167)         --            14,872,104       426,912        --
====================================================================================================================================
  Subtotal          $ 25,674,258    $  571,548,284    $  (567,478,334)         $--         $ 29,744,208    $  850,727        $--
====================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           CHANGE IN
                                                                           UNREALIZED
                       VALUE          PURCHASES          PROCEEDS         APPRECIATION        VALUE         DIVIDEND      REALIZED
FUND                  12/31/04         AT COST          FROM SALES       (DEPRECIATION)      12/31/05       INCOME*      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class             $205,833,934    $  387,173,968    $  (436,335,844)         $--         $156,672,058    $1,318,203        $--
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class              205,833,935       385,172,271       (434,334,147)         --           156,672,059     1,328,259        --
====================================================================================================================================
  Subtotal          $411,667,869    $  772,346,239    $  (870,669,991)         $--         $313,344,117    $2,646,462        $--
====================================================================================================================================
  Total             $437,342,127    $1,343,894,523    $(1,438,148,325)         $--         $343,088,325    $3,497,189        $--
____________________________________________________________________________________________________________________________________
====================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the year ended December 31, 2005, the Fund engaged in securities purchases of $10,160,095 and sales of $14,710,240, which resulted in net realized gains of $5,409,293.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder. For the year ended December 31, 2005, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $50,148.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the year ended December 31, 2005, the Fund paid legal fees of $10,514 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM SMALL CAP GROWTH FUND

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the year ended December 31, 2005, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At December 31, 2005, securities with an aggregate value of $305,259,062 were on loan to brokers. The loans were secured by cash collateral of $313,344,117 received by the Fund and subsequently invested in affiliated money market funds. For the year ended December 31, 2005, the Fund received dividends on cash collateral of $2,646,462 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

DISTRIBUTIONS OF SHAREHOLDERS:

The tax character of distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                                  2005        2004
-----------------------------------------------------------------------------------
Distributions paid from long-term capital gain                $108,671,226    $  --
___________________________________________________________________________________
===================================================================================


TAX COMPONENTS OF NET ASSETS:

As of December 31, 2005, the components of net assets on a tax basis were as follows:

                                                                     2005
------------------------------------------------------------------------------
Undistributed long-term gain                                    $   40,351,195
------------------------------------------------------------------------------
Unrealized appreciation -- investments                             307,856,746
------------------------------------------------------------------------------
Temporary book/tax differences                                         (89,296)
------------------------------------------------------------------------------
Shares of beneficial interest                                    1,028,324,244
==============================================================================
Total net assets                                                $1,376,442,889
______________________________________________________________________________
==============================================================================


    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to losses on wash sales.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan expenses.

AIM SMALL CAP GROWTH FUND


    The Fund utilized $113,415,657 of capital loss carryforward in the current period to offset net realized capital gain for federal income tax purposes. The Fund did not have a capital loss carryforward as of December 31, 2005.

    On October 28, 2005, 3,009,323 Class A shares valued at $83,388,345 were redeemed by a retail investor and settled through a redemption-in-kind transaction, which resulted in a realized gain of $15,383,864 to the Fund for book purposes. From a federal income tax perspective, the realized gains are not recognized. Furthermore, the redemption may trigger limitations under the Internal Revenue Code and related regulations regarding the amount of capital loss carryforward, if any, available for future utilization by the Fund.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended December 31, 2005 was $651,896,925 and $1,189,058,353, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $358,505,580
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (50,648,834)
==============================================================================
Net unrealized appreciation of investment securities             $307,856,746
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $1,413,333,159.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

Primarily as a result of differing book/tax treatment of net operating losses, the use of a portion of the proceeds from redemptions as distributions and a redemption-in-kind transaction, on December 31, 2005, undistributed net investment income (loss) was increased by $15,707,269, undistributed net realized gain was decreased by $27,503,324 and shares of beneficial interest increased by $11,796,055. This reclassification had no effect on the net assets of the Fund.

AIM SMALL CAP GROWTH FUND

NOTE 12--SHARE INFORMATION

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a Front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

    Effective as of the close of business on March 18, 2002, the Fund's shares were offered on a limited basis to certain investors.

                                              CHANGES IN SHARES OUTSTANDING
--------------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------
                                                                        2005(A)                           2004
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      13,071,703    $ 361,557,154     24,314,386    $ 628,943,607
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         145,164        3,737,448        287,423        6,942,558
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                         146,396        3,767,502        266,409        6,403,144
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                         307,557        8,501,766        553,344       14,127,974
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                           3,420,312       99,237,193      1,807,401       46,669,980
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                       3,080,384       85,418,778             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                         360,968        9,204,439             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                          95,699        2,437,919             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                          58,737        1,612,329             --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             280,530        7,939,002             --               --
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         188,954        5,204,048        267,852        6,898,694
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (203,490)      (5,204,048)      (286,124)      (6,898,694)
==========================================================================================================================
Reacquired:
  Class A                                                     (30,684,119)    (853,654,064)   (32,593,314)    (828,829,431)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,497,843)     (38,614,760)    (1,739,802)     (41,249,969)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (608,047)     (15,581,035)      (740,566)     (17,768,347)
--------------------------------------------------------------------------------------------------------------------------
  Class R                                                        (299,958)      (8,210,837)      (190,940)      (4,880,917)
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class                                          (3,933,412)    (114,796,156)    (1,936,260)     (50,569,251)
==========================================================================================================================
                                                              (16,070,465)   $(447,443,322)    (9,990,191)   $(240,210,652)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 17% of the outstanding shares of the Fund. AIM Distributors has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

AIM SMALL CAP GROWTH FUND


NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                             -----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------
                                                                2005             2004          2003         2002        2001
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $    27.46       $    25.71    $    18.47    $  25.67    $  29.81
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.31)           (0.32)        (0.21)(a)    (0.19)(a)    (0.18)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    2.61             2.07          7.45       (7.01)      (3.93)
==============================================================================================================================
    Total from investment operations                               2.30             1.75          7.24       (7.20)      (4.11)
==============================================================================================================================
Less distributions from net realized gains                        (2.25)              --            --          --       (0.03)
==============================================================================================================================
Net asset value, end of period                               $    27.51       $    27.46    $    25.71    $  18.47    $  25.67
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                    8.32%            6.81%        39.20%     (28.05)%    (13.79)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $1,099,696       $1,491,940    $1,602,724    $790,700    $679,104
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                   1.45%(c)         1.40%         1.27%       1.35%       1.31%
------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                1.50%(c)         1.51%         1.37%       1.43%       1.39%
==============================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.95)%(c)       (1.12)%       (0.98)%     (0.91)%     (0.70)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                              41%              69%           32%         22%         37%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average net assets of $1,299,781,618.

AIM SMALL CAP GROWTH FUND

                                                                                        CLASS B
                                                              -----------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------------
                                                                2005           2004        2003        2002        2001
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  25.61       $  24.15    $  17.49    $  24.48    $  28.64
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.47)         (0.52)      (0.35)(a)    (0.33)(a)    (0.35)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.40           1.98        7.01       (6.66)      (3.78)
=========================================================================================================================
    Total from investment operations                              1.93           1.46        6.66       (6.99)      (4.13)
=========================================================================================================================
Less distributions from net realized gains                       (2.25)            --          --          --       (0.03)
=========================================================================================================================
Net asset value, end of period                                $  25.29       $  25.61    $  24.15    $  17.49    $  24.48
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                   7.47%          6.05%      38.08%     (28.55)%    (14.42)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $117,307       $149,400    $182,700    $152,577    $212,958
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                           2.20%(c)       2.15%(d)     2.02%      2.08%       2.03%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.70)%(c)     (1.87)%     (1.73)%     (1.64)%     (1.43)%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             41%            69%         32%         22%         37%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $129,172,727.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for 2004 and 2001 was 2.16% and 2.04%, respectively.

                                                                                    CLASS C
                                                              ---------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                               2005       2004       2003       2002       2001
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 25.60    $ 24.14    $ 17.48    $ 24.47    $ 28.63
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.47)     (0.52)     (0.35)(a)   (0.33)(a)   (0.35)(a)
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.39       1.98       7.01      (6.66)     (3.78)
=================================================================================================================
    Total from investment operations                             1.92       1.46       6.66      (6.99)     (4.13)
=================================================================================================================
Less distributions from net realized gains                      (2.25)        --         --         --      (0.03)
=================================================================================================================
Net asset value, end of period                                $ 25.27    $ 25.60    $ 24.14    $ 17.48    $ 24.47
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                  7.44%      6.05%     38.10%    (28.57)%   (14.43)%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $31,141    $40,904    $50,031    $41,693    $46,833
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets                          2.20%(c)    2.15%(d)    2.02%    2.08%      2.03%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.70)%(c)   (1.87)%   (1.73)%   (1.64)%    (1.43)%
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                            41%        69%        32%        22%        37%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges.
(c)  Ratios are based on average daily net assets of $34,362,097.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements for 2004 and 2001 was 2.16% and 2.04%, respectively.

AIM SMALL CAP GROWTH FUND

                                                                                  CLASS R
                                                              ------------------------------------------------
                                                                                                  JUNE 3,2002
                                                                                                  (DATE SALES
                                                                  YEAR ENDED DECEMBER 31,        COMMENCED) TO
                                                              -------------------------------    DECEMBER 31,
                                                               2005          2004       2003         2002
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 27.28       $ 25.61    $18.44       $ 22.64
--------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.30)        (0.27)    (0.28)(a)      (0.13)(a)
--------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  2.50          1.94      7.45         (4.07)
==============================================================================================================
    Total from investment operations                             2.20          1.67      7.17         (4.20)
==============================================================================================================
Less distributions from net realized gains                      (2.25)           --        --            --
==============================================================================================================
Net asset value, end of period                                $ 27.23       $ 27.28    $25.61       $ 18.44
______________________________________________________________________________________________________________
==============================================================================================================
Total return(b)                                                  8.01%         6.52%    38.88%       (18.55)%
______________________________________________________________________________________________________________
==============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $21,276       $19,506    $9,029       $ 1,301
______________________________________________________________________________________________________________
==============================================================================================================
Ratio of expenses to average net assets                          1.70%(c)      1.65%(d)   1.52%        1.61%(e)
==============================================================================================================
Ratio of net investment income (loss) to average net assets     (1.20)%(c)    (1.37)%   (1.23)%       (1.17)%(e)
______________________________________________________________________________________________________________
==============================================================================================================
Portfolio turnover rate                                            41%           69%       32%           22%
______________________________________________________________________________________________________________
==============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $19,545,942.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.66%.
(e)  Annualized.

                                                                               INSTITUTIONAL CLASS
                                                              -----------------------------------------------------
                                                                                                     MARCH 15, 2002
                                                                                                      (DATE SALES
                                                                    YEAR ENDED DECEMBER 31,          COMMENCED) TO
                                                              -----------------------------------     DECEMBER 31,
                                                                2005           2004        2003           2002
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  27.83       $  25.91    $  18.53       $ 24.61
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.11)         (0.16)      (0.12)(a)      (0.07)(a)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   2.61           2.08        7.50         (6.01)
===================================================================================================================
    Total from investment operations                              2.50           1.92        7.38         (6.08)
===================================================================================================================
Less distributions from net realized gains                       (2.25)            --          --            --
===================================================================================================================
Net asset value, end of period                                $  28.08       $  27.83    $  25.91       $ 18.53
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                   8.93%          7.41%      39.83%       (24.71)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $107,023       $112,547    $108,116       $ 2,866
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets                           0.84%(c)       0.85%(d)     0.80%        0.89%(e)
===================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.35)%(c)     (0.57)%     (0.51)%       (0.45)%(e)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             41%            69%         32%           22%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $118,097,681.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.86%.
(e)  Annualized.

AIM SMALL CAP GROWTH FUND


NOTE 14--SIGNIFICANT EVENT

The Board of Trustees of the Trust ("Buyer") unanimously approved, on November 14, 2005, an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund ("Buying Fund") a series of Buyer, would acquire all of the assets of AIM Small Company Growth Fund ("Selling Fund"), a series of AIM Stock Funds ("the Reorganization"). Upon closing of the transaction, shareholders of Selling Fund will receive a corresponding class of shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund will cease operations.

    The Agreement requires approval of Selling Fund's shareholders. The Fund currently intends to submit the Agreement to the shareholders for their consideration at a meeting to be held on or around February 28, 2006. Additional information regarding the Agreement will be included in proxy materials to be mailed to shareholders for consideration. If the Agreement is approved by the shareholders of Selling Fund and certain conditions required by the Agreement are satisfied, the transaction is expected to become effective on or around May 1, 2006.

NOTE 15--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants.

  If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  On October 19, 2005, this lawsuit was transferred for pretrial purposes to the MDL Court (as defined below). On July 7, 2005, the Supreme Court of West Virginia ruled in an unrelated lawsuit that is similar to this action that the WVAG does not have authority to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

  On August 30, 2005, the West Virginia Office of the State Auditor -Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI. The WVASC makes findings of fact that essentially mirror the WVAG's allegations mentioned above and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. AIM and ADI have the right to contest the WVASC's findings and conclusions, which they intend to do.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related activity in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

AIM SMALL CAP GROWTH FUND

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  All lawsuits based on allegations of market timing, late trading and related activity have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

  On August 25, 2005, the MDL Court issued rulings on the common issues of law presented in motions to dismiss shareholder class action and derivative complaints that were filed in unrelated lawsuits. On November 3, 2005, the MDL Court issued short opinions for the most part applying these rulings to the AIM and IFG lawsuits. The MDL Court dismissed all derivative causes of action but one: the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"). The Court dismissed all claims asserted in the class action complaint but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934, (ii) the excessive fee claim under
Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and
(iii) the MDL Court deferred ruling on the "control person liability" claim under Section 48 of the 1940 Act. The question whether the duplicative Section 36(b) claim properly belongs in the derivative complaint or in the class action complaint will be decided at a later date.

  At the MDL Court's request, the parties submitted proposed orders implementing these rulings in the AIM and IFG lawsuits. The MDL Court has not entered any orders on the motions to dismiss in these lawsuits and it is possible the orders may differ in some respects from the rulings described above. Based on the MDL Court's opinion and both parties' proposed orders, however, all claims asserted against the Funds that have been transferred to the MDL Court will be dismissed, although certain Funds will remain nominal defendants in the derivative lawsuit.

  On December 6, 2005, the MDL Court issued rulings on the common issues of law presented in defendants' omnibus motion to dismiss the ERISA complaints. The ruling was issued in unrelated lawsuits that are similar to the ERISA lawsuits brought against AIM and IFG and related entities. The MDL Court: (i) denied the motion to dismiss on the grounds that the plaintiffs lack standing or that the defendants' investments in company stock are entitled to a presumption of prudence; (ii) granted the motion to dismiss as to defendants not named in the employee benefit plan documents as fiduciaries but gave plaintiffs leave to replead facts sufficient to show that such defendants acted as de facto fiduciaries; and (iii) confirmed plaintiffs' withdrawal of their prohibited transactions and misrepresentations claims.

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM SMALL CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AIM Growth Series and Shareholders of
AIM Small Cap Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AIM Small Cap Growth Fund (one of the funds constituting AIM Growth Series, hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



As described in Note 14, the Board of Trustees has approved a plan of reorganization under which the Fund will merge with AIM Small Company Growth Fund. This merger is expected to take place following the approval by the Fund's shareholders, at which time the Fund will cease to operate.

/s/ PricewaterhouseCoopers LLP

February 17, 2006
Houston, Texas

AIM SMALL CAP GROWTH FUND

TRUSTEES AND OFFICERS

As of December 31, 2005



The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   INTERESTED PERSONS
-------------------------------------------------------------------------------------------------------------------------------

   Robert H. Graham(1) -- 1946     1998           Director and Chairman, A I M Management    None
   Trustee, Vice Chair,                           Group Inc. (financial services holding
   Principal Executive Officer                    company); Director and Vice Chairman,
   and President                                  AMVESCAP PLC and Chairman, AMVESCAP
                                                  PLC -- AIM Division (parent of AIM and a
                                                  global investment management firm)
                                                  Formerly: President and Chief Executive
                                                  Officer, A I M Management Group Inc.;
                                                  Director, Chairman and President, A I M
                                                  Advisors, Inc. (registered investment
                                                  advisor); Director and Chairman, A I M
                                                  Capital Management, Inc. (registered
                                                  investment advisor), A I M Distributors,
                                                  Inc. (registered broker dealer), AIM
                                                  Investment Services, Inc., (registered
                                                  transfer agent), and Fund Management
                                                  Company (registered broker dealer); and
                                                  Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products
-------------------------------------------------------------------------------------------------------------------------------

   Mark H. Williamson(2) -- 1951   2003           Director, President and Chief Executive    None
   Trustee and Executive Vice                     Officer, A I M Management Group Inc.;
   President                                      Director and President, A I M Advisors,
                                                  Inc.; Director, A I M Capital
                                                  Management, Inc. and A I M Distributors,
                                                  Inc.; Director and Chairman, AIM
                                                  Investment Services, Inc.; Fund
                                                  Management Company and INVESCO
                                                  Distributors, Inc. (registered broker
                                                  dealer); and Chief Executive Officer,
                                                  AMVESCAP PLC -- AIM Division
                                                  Formerly: Director, Chairman, President
                                                  and Chief Executive Officer, INVESCO
                                                  Funds Group, Inc.; President and Chief
                                                  Executive Officer, INVESCO Distributors,
                                                  Inc.; Chief Executive Officer, AMVESCAP
                                                  PLC -- Managed Products; and Chairman,
                                                  AIM Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------

   Bruce L. Crockett -- 1944       2001           Chairman, Crockett Technology Associates   ACE Limited (insurance company);
   Trustee and Chair                              (technology consulting company)            and Captaris, Inc. (unified
                                                                                             messaging provider)
-------------------------------------------------------------------------------------------------------------------------------

   Bob R. Baker -- 1936            2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Frank S. Bayley -- 1939         1985           Retired                                    Badgley Funds, Inc. (registered
   Trustee                                                                                   investment company (2 portfolios))
                                                  Formerly: Partner, law firm of Baker &
                                                  McKenzie
-------------------------------------------------------------------------------------------------------------------------------

   James T. Bunch -- 1942          2003           Co-President and Founder, Green, Manning   None
   Trustee                                        & Bunch Ltd., (investment banking firm);
                                                  and Director, Policy Studies, Inc. and
                                                  Van Gilder Insurance Corporation
-------------------------------------------------------------------------------------------------------------------------------

   Albert R. Dowden -- 1941        2001           Director of a number of public and         None
   Trustee                                        private business corporations, including
                                                  the Boss Group Ltd. (private investment
                                                  and management); Cortland Trust, Inc.
                                                  (Chairman) (registered investment
                                                  company (3 portfolios)); Annuity and
                                                  Life Re (Holdings), Ltd. (insurance
                                                  company); CompuDyne Corporation
                                                  (provider of products and services to
                                                  the public security market); and
                                                  Homeowners of America Holding
                                                  Corporation
                                                  Formerly: Director, President and Chief
                                                  Executive Officer, Volvo Group North
                                                  America, Inc.; Senior Vice President, AB
                                                  Volvo; and director of various
                                                  affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------

   Edward K. Dunn, Jr. -- 1935     2001           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Jack M. Fields -- 1952          2001           Chief Executive Officer, Twenty First      Administaff, and Discovery Global
   Trustee                                        Century Group, Inc. (government affairs    Education Fund (non-profit)
                                                  company); and Owner, Dos Angelos Ranch,
                                                  L.P.
                                                  Formerly: Chief Executive Officer,
                                                  Texana Timber LP (sustainable forestry
                                                  company)
-------------------------------------------------------------------------------------------------------------------------------

   Carl Frischling -- 1937         2001           Partner, law firm of Kramer Levin          Cortland Trust, Inc. (registered
   Trustee                                        Naftalis and Frankel LLP                   investment company (3 portfolios))
-------------------------------------------------------------------------------------------------------------------------------

   Prema Mathai-Davis -- 1950      2001           Formerly: Chief Executive Officer, YWCA    None
   Trustee                                        of the USA
-------------------------------------------------------------------------------------------------------------------------------

   Lewis F. Pennock -- 1942        2001           Partner, law firm of Pennock & Cooper      None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

AIM SMALL CAP GROWTH FUND

As of December 31, 2005

The address of each trustee and officer of AIM Growth Series (the "Trust"), is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 109 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

                                   TRUSTEE AND/
NAME, YEAR OF BIRTH AND            OR OFFICER     PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST    SINCE          DURING PAST 5 YEARS                        HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------

   Ruth H. Quigley -- 1935         1977           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Larry Soll -- 1942              2003           Retired                                    None
   Trustee
-------------------------------------------------------------------------------------------------------------------------------

   Raymond Stickel, Jr. -- 1944    2005           Retired                                    None
   Trustee
                                                  Formerly: Partner, Deloitte & Touche
-------------------------------------------------------------------------------------------------------------------------------

   OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------------

   Lisa O. Brinkley -- 1959        2004           Senior Vice President, A I M Management    N/A
   Senior Vice President and                      Group Inc.; Senior Vice President and
   Chief Compliance Officer                       Chief Compliance Officer, A I M
                                                  Advisors, Inc.; Vice President and Chief
                                                  Compliance Officer, A I M Capital
                                                  Management, Inc. and Vice President,
                                                  A I M Distributors, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company
                                                  Formerly: Senior Vice President and
                                                  Compliance Director, Delaware
                                                  Investments Family of Funds and Chief
                                                  Compliance Officer, A I M Distributors,
                                                  Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Russell C. Burk -- 1958         2005           Formerly: Director of Compliance and       N/A
   Senior Vice President and                      Assistant General Counsel, ICON
   Senior Officer                                 Advisers, Inc.; Financial Consultant,
                                                  Merrill Lynch; General Counsel and
                                                  Director of Compliance, ALPS Mutual
                                                  Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Kevin M. Carome -- 1956         2003           Director, Senior Vice President,           N/A
   Senior Vice President,                         Secretary and General Counsel, A I M
   Secretary and Chief Legal                      Management Group Inc. and A I M
   Officer                                        Advisors, Inc.; Director and Vice
                                                  President, INVESCO Distributors, Inc.;
                                                  Vice President, A I M Capital
                                                  Management, Inc., AIM Investment
                                                  Services, Inc. and Fund Management
                                                  Company; and Senior Vice President,
                                                  A I M Distributors, Inc.
                                                  Formerly: Senior Vice President and
                                                  General Counsel, Liberty Financial
                                                  Companies, Inc.; Senior Vice President
                                                  and General Counsel, Liberty Funds
                                                  Group, LLC; Vice President, A I M
                                                  Distributors, Inc.; and Director and
                                                  General Counsel, Fund Management Company
-------------------------------------------------------------------------------------------------------------------------------

   Sidney M. Dilgren -- 1961       2004           Vice President and Fund Treasurer, A I M   N/A
   Vice President, Principal                      Advisors, Inc.
   Financial Officer and
   Treasurer                                      Formerly: Senior Vice President, AIM
                                                  Investment Services, Inc.; and Vice
                                                  President, A I M Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   J. Philip Ferguson -- 1945      2005           Senior Vice President and Chief            N/A
   Vice President                                 Investment Officer, A I M Advisors Inc.;
                                                  Director, Chairman, Chief Executive
                                                  Officer, President and Chief Investment
                                                  Officer, A I M Capital Management, Inc.;
                                                  Executive Vice President, A I M
                                                  Management Group Inc.
                                                  Formerly: Senior Vice President, AIM
                                                  Private Asset Management, Inc.; and
                                                  Chief Equity Officer, and Senior
                                                  Investment Officer, A I M Capital
                                                  Management, Inc.
-------------------------------------------------------------------------------------------------------------------------------

   Karen Dunn Kelley -- 1960       2004           Director of Cash Management, Managing      N/A
   Vice President                                 Director and Chief Cash Management
                                                  Officer, A I M Capital Management, Inc;
                                                  Director and President, Fund Management
                                                  Company; and Vice President, A I M
                                                  Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------------

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.959.4246.

OFFICE OF THE FUND            INVESTMENT ADVISOR       DISTRIBUTOR              AUDITORS
11 Greenway Plaza             A I M Advisors, Inc.     A I M Distributors,      PricewaterhouseCoopers
Suite 100                     11 Greenway Plaza        Inc.                     LLP
Houston, TX 77046-1173        Suite 100                11 Greenway Plaza        1201 Louisiana Street
                              Houston, TX 77046-1173   Suite 100                Suite 2900
                                                       Houston, TX 77046-1173   Houston, TX 77002-5678

COUNSEL TO THE FUND           COUNSEL TO THE           TRANSFER AGENT           CUSTODIAN
Ballard Spahr                 INDEPENDENT TRUSTEES     AIM Investment           State Street Bank and
Andrews & Ingersoll, LLP      Kramer, Levin, Naftalis  Services, Inc.           Trust Company
1735 Market Street            & Frankel LLP            P.O. Box 4739            225 Franklin Street
Philadelphia, PA 19103-7599   1177 Avenue of the       Houston, TX 77210-4739   Boston, MA 02110-2801
                              Americas
                              New York, NY 10036-2714

TAX DISCLOSURES

REQUIRED FEDERAL INCOME TAX INFORMATION

The Fund distributed long-term capital gains of $112,966,225 for the Fund's tax year ended December 31, 2005.

TAX INFORMATION FOR NON-RESIDENT ALIEN SHAREHOLDERS

The percentage of qualifying assets not subject to the U.S. estate tax for the fiscal quarters ended March 31, 2005, June 30, 2005, September 30, 2005 and December 31, 2005 are 5.58%, 2.94%, 3.42% and 4.96%, respectively.

AIM SMALL CAP GROWTH FUND

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL EQUITY                      FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund                  TAXABLE
AIM Basic Balanced Fund*                     AIM Developing Markets Fund
AIM Basic Value Fund                         AIM European Growth Fund                      AIM Floating Rate Fund
AIM Blue Chip Fund                           AIM European Small Company Fund(1)            AIM High Yield Fund
AIM Capital Development Fund                 AIM Global Aggressive Growth Fund             AIM Income Fund
AIM Charter Fund                             AIM Global Equity Fund                        AIM Intermediate Government Fund
AIM Constellation Fund                       AIM Global Growth Fund                        AIM Limited Maturity Treasury Fund
AIM Diversified Dividend Fund                AIM Global Value Fund                         AIM Money Market Fund
AIM Dynamics Fund                            AIM International Core Equity Fund            AIM Short Term Bond Fund
AIM Large Cap Basic Value Fund               AIM International Growth Fund                 AIM Total Return Bond Fund
AIM Large Cap Growth Fund                    AIM International Small Company Fund(1)       Premier Portfolio
AIM Mid Cap Basic Value Fund                 AIM Trimark Fund                              Premier U.S. Government Money Portfolio
AIM Mid Cap Core Equity Fund(1)
AIM Mid Cap Growth Fund                                  SECTOR EQUITY                     TAX-FREE
AIM Opportunities I Fund
AIM Opportunities II Fund                    AIM Advantage Health Sciences Fund            AIM High Income Municipal Fund(1)
AIM Opportunities III Fund                   AIM Energy Fund                               AIM Municipal Bond Fund
AIM Premier Equity Fund                      AIM Financial Services Fund                   AIM Tax-Exempt Cash Fund
AIM S&P 500 Index Fund                       AIM Global Health Care Fund                   AIM Tax-Free Intermediate Fund
AIM Select Equity Fund                       AIM Global Real Estate Fund                   Premier Tax-Exempt Portfolio
AIM Small Cap Equity Fund                    AIM Gold & Precious Metals Fund
AIM Small Cap Growth Fund(1)                 AIM Leisure Fund AIM Multi-Sector Fund              AIM ALLOCATION SOLUTIONS
AIM Small Company Growth Fund                AIM Real Estate Fund(1)
AIM Summit Fund                              AIM Technology Fund                           AIM Conservative Allocation Fund
AIM Trimark Endeavor Fund                    AIM Utilities Fund                            AIM Growth Allocation Fund(2)
AIM Trimark Small Companies Fund                                                           AIM Moderate Allocation Fund
AIM Weingarten Fund                                                                        AIM Moderate Growth Allocation Fund
                                                                                           AIM Moderately Conservative Allocation
* Domestic equity and income fund                                                          Fund


                                                                                                 DIVERSIFIED PORTFOLIOS

                                                                                           AIM Income Allocation Fund
                                                                                           AIM International Allocation Fund

                                                    ================================================================================
                                                    CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                                    FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                                    FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                                    ================================================================================


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

(2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after April 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $128 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $386 billion in assets under management. Data as of December 31, 2005.

AIMinvestments.com                  SCG-AR-1            A I M Distributors, Inc.


                     [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
========================================================================
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                   [AIM INVESTMENTS LOGO]
Funds   Products               Savings  Managed     Products  Management             --Registered Trademark--
                               Plans    Accounts
========================================================================

ITEM 2.  CODE OF ETHICS.

         As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive officer ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

         On the date of the reporting period, October 31, 2005, the Registrant's audit committee financial expert was Prema Mathai-Davis. Dr. Mathai-Davis is "independent" within the meaning of that term as used in Form N-CSR.

         On October 27, 2005, the Board of Trustees determined that Raymond Stickel, Jr. is an audit committee financial expert. Mr. Stickel was appointed to the Registrant's Audit Committee effective as of October 1, 2005. Mr. Stickel is "independent" within the meaning of that term as used in Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         FEES BILLED BY PWC RELATED TO THE REGISTRANT

         PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

                                             Percentage of Fees                              Percentage of Fees
                                            Billed Applicable to                            Billed Applicable to
                                             Non-Audit Services                              Non-Audit Services
                                             Provided for fiscal                            Provided for fiscal
                        Fees Billed for        year end 2005            Fees Billed for         year end 2004
                       Services Rendered    Pursuant to Waiver of    Services Rendered to    Pursuant to Waiver
                     to the Registrant for      Pre-Approval          the Registrant for       of Pre-Approval
                     fiscal year end 2005      Requirement(1)        fiscal year end 2004      Requirement(1)
                     ---------------------  ---------------------    --------------------   --------------------
Audit Fees           $            292,016                     N/A    $            208,185                    N/A
Audit-Related Fees   $                  0                       0%   $                  0                      0%
Tax Fees(2)          $             82,307                       0%   $             50,000                      0%
All Other Fees       $                  0                       0%   $                  0                      0%
                     --------------------                            --------------------
Total Fees           $            374,323                       0%   $            258,185                      0%

PWC billed the Registrant aggregate non-audit fees of $82,307 for the fiscal year ended 2005, and $50,000 for the fiscal year ended 2004, for non-audit services rendered to the Registrant.

--------------------------------------------------------------------------------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Tax fees for the fiscal year end December 31, 2005 includes fees billed for reviewing tax returns and consultation services. Tax fees for fiscal year end December 31, 2004 includes fees billed for reviewing tax returns.

FEES BILLED BY PWC RELATED TO AIM AND AIM AFFILIATES

         PWC billed AIM Advisors, Inc. ("AIM"), the Registrant's adviser, and any entity controlling, controlled by or under common control with AIM that provides ongoing services to the Registrant ("AIM Affiliates") aggregate fees for pre-approved non-audit services rendered to AIM and AIM Affiliates for the last two fiscal years as follows:

                            Fees Billed for                                Fees Billed for
                           Non-Audit Services     Percentage of Fees     Non-Audit Services      Percentage of Fees
                          Rendered to AIM and    Billed Applicable to    Rendered to AIM and    Billed Applicable to
                           AIM Affiliates for     Non-Audit Services     AIM Affiliates for      Non-Audit Services
                          fiscal year end 2005    Provided for fiscal   fiscal year end 2004    Provided for fiscal
                           That Were Required        year end 2005       That Were Required        year end 2004
                           to be Pre-Approved     Pursuant to Waiver     to be Pre-Approved    Pursuant to Waiver of
                          by the Registrant's       of Pre-Approval      by the Registrant's        Pre-Approval
                            Audit Committee         Requirement(1)         Audit Committee         Requirement(1)
                          --------------------   --------------------   --------------------   ---------------------
Audit-Related Fees        $                  0                      0%  $                  0                       0%
Tax Fees                  $                  0                      0%  $                  0                       0%
All Other Fees            $                  0                      0%  $                  0                       0%
                          --------------------                          --------------------
Total Fees(2)             $                  0                      0%  $                  0                       0%

--------------------------------------------------------------------------------

(1) With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, AIM and AIM Affiliates to PWC during a fiscal year; and (iii) such services are promptly approved by the Registrant's Audit Committee prior to the completion of the audit by the Audit Committee.

(2) Including the fees for services not required to be pre-approved by the registrant's audit committee, PWC billed AIM and AIM Affiliates aggregate non-audit fees of $0 for the fiscal year ended 2005, and $0 for the fiscal year ended 2004, for non-audit services rendered to AIM and AIM Affiliates.

         The Audit Committee also has considered whether the provision of non-audit services that were rendered to AIM and AIM Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC's independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.


                  PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
                             POLICIES AND PROCEDURES
                      As adopted by the Audit Committees of
                           the AIM Funds (the "Funds")
                         Last Amended September 13, 2005


I.       STATEMENT OF PRINCIPLES

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission ("SEC") ("Rules"), the Audit Committees of the Funds' (the "Audit Committee") Board of Directors/Trustees (the "Board") are responsible for the appointment, compensation and oversight of the



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work of independent accountants (an "Auditor"). As part of this responsibility and to assure that the Auditor's independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds' investment adviser and to affiliates of the adviser that provide ongoing services to the Funds ("Service Affiliates") if the services directly impact the Funds' operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees ("general pre-approval") or require the specific pre-approval of the Audit Committees ("specific pre-approval"). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor's independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

II.      DELEGATION

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Directors. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committee at its next quarterly meeting.

III.     AUDIT SERVICES

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor's qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

IV.      NON-AUDIT SERVICES

The Audit Committees may provide general pre-approval of types of non-audit services described in this Section IV to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC's Rules on auditor independence, and otherwise conforms to the Audit Committee's general principles and policies as set forth herein.



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The Audit Committees may provide specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the auditor, is consistent with the SEC Rules on auditor independence, and otherwise conforms to the Audit Committees' general principles and policies as set forth herein.

AUDIT-RELATED SERVICES

"Audit-related services" are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

TAX SERVICES

"Tax services" include, but are not limited to, the review and signing of the Funds' federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds' Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Provider before a tax court, district court or federal court of claims.

ALL OTHER AUDITOR SERVICES

The Audit Committees may pre-approve non-audit services classified as "All other services" that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

V.       PRE-APPROVAL FEE LEVELS OR ESTABLISHED AMOUNTS

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

VI.      PROCEDURES

On an annual basis, A I M Advisors, Inc. ("AIM") will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds' Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.



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Each request to provide services that require specific approval by the Audit
Committees shall be submitted to the Audit Committees jointly by the Fund's Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds' Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds' Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds' Treasurer and management of AIM will immediately report to the chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds' Treasurer or senior management of AIM.

EXHIBIT 1 TO PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES POLICIES AND
PROCEDURES

CONDITIONALLY PROHIBITED NON-AUDIT SERVICES (NOT PROHIBITED IF THE FUND CAN REASONABLY CONCLUDE THAT THE RESULTS OF THE SERVICE WOULD NOT BE SUBJECT TO AUDIT PROCEDURES IN CONNECTION WITH THE AUDIT OF THE FUND'S FINANCIAL STATEMENTS)

         o Bookkeeping or other services related to the accounting records or financial statements of the audit client

         o        Financial information systems design and implementation

         o Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

         o        Actuarial services

         o        Internal audit outsourcing services

CATEGORICALLY PROHIBITED NON-AUDIT SERVICES

         o        Management functions

         o        Human resources

         o Broker-dealer, investment adviser, or investment banking services

         o        Legal services

         o        Expert services unrelated to the audit

         o Any other service that the Public Company Oversight Board determines by regulation is impermissible.


ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.       SCHEDULE OF INVESTMENTS.

                  Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.



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ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

                  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                  Not applicable.

ITEM 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

                  None

ITEM 11.     CONTROLS AND PROCEDURES.

(a) As of December 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 16, 2004, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

 (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

12(a) (1)         Code of Ethics.

12(a) (2)         Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)         Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Growth Series

By:      /s/ ROBERT H. GRAHAM
         ------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    March 10, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    March  10, 2006

By:      /s/ SIDNEY M. DILGREN
         ------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    March  10, 2006



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                                  EXHIBIT INDEX


12(a)(1) Code of Ethics.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3) Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.